UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage Class

Annual Report
(2_fidelity_logos) (Registered_Trademark)

February 28, 2010

Contents

Chairman's Message	A-3	The Chairman's message to shareholders

Spartan Total Market Index Fund	A-4	Shareholder Expense Example
	A-5	Performance
	A-6	Management's Discussion
	A-7	Investment Changes
	A-8	Investments
	A-43	Financial Statements
	A-46	Notes to the Financial Statements
Shareholder Expense Example	A-52	An example of shareholder expenses

Spartan Extended Market Index Fund	A-53	Performance
	A-54	Management's Discussion
	A-55	Investment Changes
	A-56	Investments
	A-90	Financial Statements

Spartan International Index Fund	A-93	Performance
	A-94	Management's Discussion
	A-95	Investment Changes
	A-96	Investments
	A-110	Financial Statements

Notes	A-113	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	A-120
Trustees and Officers	A-121
Distributions	A-126
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010) for Investor Class and Fidelity Advantage Class and for the entire period (September 24, 2009 to February 28, 2010) for Class F. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 28, 2010	Expenses Paid During Period
Investor Class	.10%
Actual		$ 1,000.00	$ 1,100.50	$ .52 B
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50 C
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,100.80	$ .36 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35 C
Class F	.07%
Actual		$ 1,000.00	$ 1,064.20	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 158/365 (to reflect the period September 24, 2009 to February 28, 2010) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	56.10%	1.03%	-0.14%
Spartan Total Market Index Fund - Fidelity Advantage Class A	56.07%	1.06%	-0.13%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on February 29, 2000. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Jeffrey Adams, who oversees the Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the 12 months ending February 28, 2010, the fund's Investor Class and Fidelity Advantage Class shares returned 56.10% and 56.07%, respectively. These results were in line with the benchmark Dow Jones U.S. Total Stock Market Index. Every sector turned in double-digit gains against a very strong backdrop for equities. Financials, hit particularly hard in the downturn, bounced back impressively as concerns eased about the health of the markets. As a group, financials gained more than 80% during the past year, as did consumer discretionary stocks - the strongest-performing sector overall. Other traditionally economically sensitive sectors, such as industrials, materials and information technology, also turned in strong performance, returning between 67% and 75%. Even the weakest-performing group - telecommunication services - managed to gain roughly 17%. Utilities rose about 23% but still lagged the index by more than 30 percentage points during the past year. Many of the fund's top individual contributors were technology stocks, led by software giant Microsoft, which outperformed on stronger-than-expected earnings. Apple, a maker of personal computers and other consumer electronics, also did very well. The stock more than doubled during the year as sales and earnings continued to surpass Wall Street analysts' expectations. Other tech companies adding to results included network products manufacturer Cisco Systems and computer and technology products maker Hewlett-Packard. Elsewhere, diversified financials stocks Bank of America and JPMorgan Chase, as well as bank Wells Fargo, outperformed, as did industrial conglomerate General Electric. On the negative side, the biggest detractor was energy producer Exxon Mobil. Its shares didn't decline dramatically, but as the largest position in the index by a wide margin, its impact on overall performance was magnified. Agricultural products company Monsanto underperformed because of weak revenue stemming from fierce competition. Private education provider and University of Phoenix parent Apollo Group struggled with several investor concerns, including a higher-than-expected bad debt expense. Other laggards included wireless telecom services provider MetroPCS Communications and video-game retailer GameStop.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.5	3.1
Microsoft Corp.	1.9	1.8
Procter & Gamble Co.	1.5	1.4
Apple, Inc.	1.5	1.3
Johnson & Johnson	1.4	1.5
General Electric Co.	1.4	1.3
International Business Machines Corp.	1.4	1.4
Bank of America Corp.	1.4	1.2
JPMorgan Chase & Co.	1.3	1.5
Berkshire Hathaway, Inc. Class B	1.3	0.0
	15.6
Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.9
Financials	16.7	16.3
Health Care	12.5	13.0
Consumer Discretionary	10.6	9.8
Industrials	10.4	10.2
Energy	10.3	11.1
Consumer Staples	9.9	9.8
Materials	3.8	3.7
Utilities	3.5	3.9
Telecommunication Services	2.6	2.9

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(c)	57,438	$ 563,467
Amerigon, Inc. (a)(c)	19,084	186,642
ArvinMeritor, Inc. (a)(c)	68,436	797,964
BorgWarner, Inc. (c)	81,589	3,056,324
Cooper Tire & Rubber Co. (c)	46,836	821,503
Dana Holding Corp. (a)	100,789	1,145,971
Drew Industries, Inc. (a)(c)	13,018	301,627
Exide Technologies (a)(c)	67,099	385,819
Federal-Mogul Corp. Class A (a)	39,375	761,119
Fuel Systems Solutions, Inc. (a)(c)	16,436	458,400
Gentex Corp.	102,002	1,979,859
Johnson Controls, Inc.	490,774	15,263,071
Lear Corp. (a)	25,096	1,738,400
Modine Manufacturing Co. (a)(c)	18,795	176,673
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	18,321	14,657
Spartan Motors, Inc. (c)	9,796	54,956
Standard Motor Products, Inc.	5,058	41,020
Stoneridge, Inc. (a)	3,821	31,867
Strattec Security Corp. (a)	781	14,409
Superior Industries International, Inc. (c)	31,677	457,733
Tenneco, Inc. (a)	40,482	816,117
The Goodyear Tire & Rubber Co. (a)	175,000	2,273,250
TRW Automotive Holdings Corp. (a)(c)	85,926	2,308,832
WABCO Holdings, Inc. (c)	58,594	1,566,804
		35,216,484
Automobiles - 0.4%
Ford Motor Co. (a)(c)	2,416,386	28,368,372
Harley-Davidson, Inc. (c)	165,779	4,079,821
Thor Industries, Inc. (c)	29,832	1,012,200
Winnebago Industries, Inc. (a)(c)	26,601	310,700
		33,771,093
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	30,180
Core-Mark Holding Co., Inc. (a)(c)	4,000	128,160
Genuine Parts Co.	108,543	4,380,795
LKQ Corp. (a)(c)	109,133	2,089,897
		6,629,032
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(c)	19,746	854,212
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	92,617	5,545,906
Bridgepoint Education, Inc. (c)	9,730	164,242
Brinks Home Security Holdings, Inc. (a)	29,000	1,213,650
Capella Education Co. (a)(c)	15,227	1,264,907
Career Education Corp. (a)(c)	52,139	1,450,507
Coinstar, Inc. (a)(c)	25,148	746,393
Corinthian Colleges, Inc. (a)(c)	57,826	937,938
CPI Corp.	2,388	30,017

	Shares	Value
DeVry, Inc. (c)	44,000	$ 2,778,600
Education Management Corp.	15,196	302,552
Grand Canyon Education, Inc. (a)	11,221	244,057
H&R Block, Inc.	248,799	4,299,247
Hillenbrand, Inc.	45,573	913,739
ITT Educational Services, Inc. (a)(c)	27,550	3,004,052
Jackson Hewitt Tax Service, Inc. (a)(c)	83,450	203,618
K12, Inc. (a)(c)	21,701	436,841
Learning Tree International, Inc. (a)(c)	3,821	48,145
Lincoln Educational Services Corp. (a)	11,529	257,097
Matthews International Corp. Class A (c)	24,562	823,318
Nobel Learning Communities, Inc. (a)	1,000	8,050
Pre-Paid Legal Services, Inc. (c)	10,193	424,437
Princeton Review, Inc. (a)(c)	17,342	65,900
Regis Corp.	40,300	666,159
Service Corp. International (c)	165,000	1,329,900
Sotheby's Class A (ltd. vtg.) (c)	71,779	1,744,230
Steiner Leisure Ltd. (a)(c)	12,388	532,312
Stewart Enterprises, Inc. Class A (c)	64,820	317,618
Strayer Education, Inc. (c)	10,147	2,301,644
Universal Technical Institute, Inc. (a)(c)	34,066	860,507
Weight Watchers International, Inc. (c)	18,946	487,291
		34,257,086
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	14,058	113,870
Ambassadors Group, Inc.	12,856	145,144
Ameristar Casinos, Inc.	11,703	176,598
Bally Technologies, Inc. (a)(c)	40,848	1,691,516
BJ's Restaurants, Inc. (a)(c)	25,297	541,356
Bluegreen Corp. (a)(c)	13,016	33,842
Bob Evans Farms, Inc.	30,971	882,983
Boyd Gaming Corp. (a)(c)	57,914	442,463
Brinker International, Inc.	77,715	1,407,419
Buffalo Wild Wings, Inc. (a)(c)	16,070	706,277
Burger King Holdings, Inc.	45,986	822,690
California Pizza Kitchen, Inc. (a)(c)	45,324	704,335
Carnival Corp. unit	307,953	11,073,990
CEC Entertainment, Inc. (a)(c)	25,244	884,802
Chipotle Mexican Grill, Inc. Class A (a)(c)	24,992	2,616,912
Choice Hotels International, Inc. (c)	20,476	676,527
Churchill Downs, Inc. (c)	8,627	306,949
CKE Restaurants, Inc. (c)	30,748	349,605
Cracker Barrel Old Country Store, Inc.	21,638	945,148
Darden Restaurants, Inc. (c)	86,350	3,501,493
Denny's Corp. (a)(c)	50,513	138,911
DineEquity, Inc. (a)(c)	14,923	437,841
Domino's Pizza, Inc. (a)(c)	30,462	380,470
Dover Downs Gaming & Entertainment, Inc.	1,755	6,476
Dover Motorsports, Inc.	11,625	25,575
Empire Resorts, Inc. (a)	15,456	27,512
Gaylord Entertainment Co. (a)(c)	24,853	559,441
Great Wolf Resorts, Inc. (a)	13,290	32,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hyatt Hotels Corp. Class A (c)	28,544	$ 954,226
International Game Technology	233,653	4,100,610
International Speedway Corp. Class A (c)	19,173	512,111
Interval Leisure Group, Inc. (a)	34,313	492,735
Isle of Capri Casinos, Inc. (a)(c)	7,404	55,382
Jack in the Box, Inc. (a)(c)	30,018	633,980
Jamba, Inc. (a)	40,851	69,855
Krispy Kreme Doughnuts, Inc. (a)(c)	54,837	192,478
Landry's Restaurants, Inc. (a)(c)	4,778	97,423
Las Vegas Sands Corp. (a)(c)	322,027	5,355,309
Life Time Fitness, Inc. (a)(c)	26,788	679,344
Lodgian, Inc. (a)	4,642	11,512
Luby's, Inc. (a)	17,000	58,310
Marcus Corp.	23,391	285,604
Marriott International, Inc. Class A (c)	235,801	6,392,565
McCormick & Schmick's Seafood Restaurants (a)(c)	16,005	127,240
McDonald's Corp.	818,008	52,229,811
MGM Mirage, Inc. (a)(c)	172,383	1,816,917
Monarch Casino & Resort, Inc. (a)	5,587	43,188
Morgans Hotel Group Co.	24,428	103,575
MTR Gaming Group, Inc. (a)	6,687	11,769
Multimedia Games, Inc. (a)(c)	5,149	23,531
O'Charleys, Inc. (a)(c)	4,598	37,198
Orient Express Hotels Ltd. Class A (a)(c)	66,562	760,804
P.F. Chang's China Bistro, Inc. (a)	21,787	924,640
Panera Bread Co. Class A (a)(c)	19,435	1,414,674
Papa John's International, Inc. (a)(c)	24,389	595,335
Peet's Coffee & Tea, Inc. (a)(c)	21,058	765,669
Penn National Gaming, Inc. (a)	58,555	1,354,963
Pinnacle Entertainment, Inc. (a)(c)	115,133	832,412
Premier Exhibitions, Inc. (a)	1,600	2,016
Red Robin Gourmet Burgers, Inc. (a)(c)	24,590	487,620
Royal Caribbean Cruises Ltd. (a)(c)	104,458	2,953,028
Rubio's Restaurants, Inc. (a)	5,755	45,522
Ruby Tuesday, Inc. (a)(c)	49,861	403,375
Ruth's Hospitality Group, Inc. (a)(c)	25,925	93,849
Scientific Games Corp. Class A (a)(c)	46,137	779,254
Shuffle Master, Inc. (a)(c)	37,346	306,984
Sonic Corp. (a)(c)	71,268	605,065
Speedway Motorsports, Inc.	7,046	123,164
Starbucks Corp. (a)(c)	544,459	12,473,556
Starwood Hotels & Resorts Worldwide, Inc. (c)	121,330	4,695,471
Texas Roadhouse, Inc. Class A (a)(c)	91,170	1,224,413
The Cheesecake Factory, Inc. (a)(c)	34,919	825,834
The Steak n Shake Co. (a)(c)	706	241,508
Town Sports International Holdings, Inc. (a)	15,248	39,492
Vail Resorts, Inc. (a)	26,032	937,412
Wendy's/Arby's Group, Inc.	291,585	1,422,935

	Shares	Value
WMS Industries, Inc. (a)(c)	43,187	$ 1,638,083
Wyndham Worldwide Corp.	132,716	3,051,141
Wynn Resorts Ltd. (c)	55,367	3,519,680
Yum! Brands, Inc. (c)	329,840	11,122,205
		157,557,881
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	868
American Greetings Corp. Class A (c)	35,079	668,957
Bassett Furniture Industries, Inc. (a)	2,149	8,811
Beazer Homes USA, Inc. (a)(c)	53,752	223,608
Black & Decker Corp.	41,673	3,020,042
Blyth, Inc.	10,795	311,328
Brookfield Homes Corp. (a)(c)	6,161	46,885
Cavco Industries, Inc. (a)(c)	10,167	356,048
Cobra Electronics Corp. (a)	1,200	2,172
CSS Industries, Inc.	12,000	202,560
D.R. Horton, Inc. (c)	199,396	2,464,535
Dixie Group, Inc. (a)	3,463	9,004
Ethan Allen Interiors, Inc. (c)	19,914	317,827
Flexsteel Industries, Inc.	2,030	24,015
Fortune Brands, Inc. (c)	106,097	4,650,232
Furniture Brands International, Inc. (a)(c)	30,000	164,400
Garmin Ltd. (c)	98,508	3,147,331
Harman International Industries, Inc.	49,623	2,140,736
Helen of Troy Ltd. (a)(c)	41,487	1,002,741
Hooker Furniture Corp.	15,000	196,050
Hovnanian Enterprises, Inc. Class A (a)(c)	81,239	316,020
iRobot Corp. (a)(c)	25,165	407,421
Jarden Corp.	66,000	2,115,960
KB Home (c)	66,279	1,079,022
Kid Brands, Inc. (a)	3,505	16,999
Koss Corp.	3,104	17,569
La-Z-Boy, Inc. (a)(c)	24,674	311,139
Leggett & Platt, Inc. (c)	120,000	2,274,000
Lennar Corp. Class A (c)	115,000	1,887,150
Lifetime Brands, Inc. (a)(c)	300	2,421
M.D.C. Holdings, Inc.	26,000	889,720
M/I Homes, Inc. (a)(c)	28,931	371,763
Meritage Homes Corp. (a)(c)	34,176	731,025
Mohawk Industries, Inc. (a)(c)	39,500	2,037,410
National Presto Industries, Inc.	4,905	618,815
Newell Rubbermaid, Inc.	205,860	2,830,575
NVR, Inc. (a)(c)	4,079	2,889,156
Orleans Homebuilders, Inc. (a)(c)	3,981	2,747
Palm Harbor Homes, Inc. (a)	5,872	11,509
Pulte Homes, Inc. (a)(c)	238,598	2,584,016
Ryland Group, Inc. (c)	37,577	852,622
Sealy Corp., Inc. (a)	21,635	74,857
Skyline Corp.	6,539	111,490
Standard Pacific Corp. (a)(c)	114,480	483,106
Stanley Furniture Co., Inc. (a)(c)	5,015	42,126
Tempur-Pedic International, Inc. (a)(c)	53,437	1,517,611
Toll Brothers, Inc. (a)(c)	90,079	1,696,188
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp. (c)	45,380	$ 2,120,607
Universal Electronics, Inc. (a)	16,673	376,643
Whirlpool Corp.	53,000	4,460,480
		52,088,317
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	57,161
Amazon.com, Inc. (a)(c)	231,199	27,373,962
Blue Nile, Inc. (a)(c)	13,187	675,702
dELiA*s, Inc. (a)	3,463	5,887
Drugstore.com, Inc. (a)(c)	8,721	28,867
Expedia, Inc.	157,856	3,510,717
Gaiam, Inc. Class A (a)	14,668	102,383
Hollywood Media Corp. (a)	1,200	1,488
HSN, Inc. (a)	32,537	704,751
Liberty Media Corp. Interactive Series A (a)	435,000	5,476,650
Netflix, Inc. (a)(c)	33,534	2,214,921
NutriSystem, Inc. (c)	31,318	606,003
Orbitz Worldwide, Inc. (a)	15,000	89,250
Overstock.com, Inc. (a)(c)	16,829	207,165
PetMed Express, Inc. (c)	40,524	784,950
Priceline.com, Inc. (a)(c)	32,000	7,256,320
Shutterfly, Inc. (a)	24,946	478,714
Stamps.com, Inc. (a)	4,851	43,950
ValueVision Media, Inc. Class A (a)(c)	21,687	93,471
Vitacost.com, Inc.	8,309	93,144
		49,805,456
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(c)	5,971	64,248
Brunswick Corp. (c)	79,627	918,896
Callaway Golf Co. (c)	72,163	572,253
Eastman Kodak Co. (a)(c)	239,847	1,424,691
Hasbro, Inc. (c)	87,355	3,125,562
JAKKS Pacific, Inc. (a)(c)	21,157	261,289
Johnson Outdoors, Inc. Class A (a)	2,747	29,613
Leapfrog Enterprises, Inc. Class A (a)(c)	25,168	137,166
Marine Products Corp.	13,658	91,918
Mattel, Inc. (c)	272,000	5,981,280
Meade Instruments Corp. (a)	130	480
Nautilus, Inc. (a)	6,001	20,403
Polaris Industries, Inc. (c)	28,245	1,291,926
Pool Corp. (c)	47,772	954,485
RC2 Corp. (a)	10,486	147,957
Smith & Wesson Holding Corp. (a)(c)	106,132	453,184
Steinway Musical Instruments, Inc. (a)	5,374	94,314
Sturm Ruger & Co., Inc. (c)	42,290	497,330
		16,066,995
Media - 2.8%
4Kids Entertainment, Inc. (a)	12,821	16,539

	Shares	Value
A.H. Belo Corp. Class A (a)	8,701	$ 65,083
Alloy, Inc. (a)	1,732	13,769
Arbitron, Inc. (c)	22,064	474,376
Ascent Media Corp. (a)	17,787	462,462
Ballantyne of Omaha, Inc. (a)	100	411
Belo Corp. Series A	43,507	292,802
Cablevision Systems Corp. - NY Group Class A	169,173	4,073,686
Carmike Cinemas, Inc. (a)(c)	16,306	148,385
CBS Corp. Class B	448,774	5,829,574
Cinemark Holdings, Inc. (c)	31,385	505,612
CKX, Inc. (a)(c)	23,871	99,542
Clear Channel Outdoor Holding, Inc. Class A (a)(c)	51,451	489,814
Comcast Corp. Class A	2,147,217	35,300,247
Crown Media Holdings, Inc. Class A (a)(c)	9,666	16,046
Cumulus Media, Inc. Class A (a)(c)	44,350	120,189
Dex One Corp. (a)	39,000	1,162,200
DIRECTV (a)	734,597	24,866,108
Discovery Communications, Inc. (a)	206,000	6,416,900
DISH Network Corp. Class A	154,840	3,092,155
Dolan Media Co. (a)(c)	10,000	104,200
DreamWorks Animation SKG, Inc. Class A (a)	50,000	2,173,000
E.W. Scripps Co. Class A (a)	13,637	103,914
Emmis Communications Corp. Class A (a)	9,275	8,348
Entercom Communications Corp. Class A (a)(c)	17,572	178,707
Entravision Communication Corp. Class A (a)	53,671	161,550
Fisher Communications, Inc. (a)	3,105	44,122
Gannett Co., Inc. (c)	173,006	2,621,041
Gray Television, Inc. (a)	8,695	14,434
Harris Interactive, Inc. (a)	6,269	6,520
Harte-Hanks, Inc.	52,908	629,076
Insignia Systems, Inc. (a)	2,664	14,892
Interactive Data Corp.	21,445	649,998
Interpublic Group of Companies, Inc. (a)(c)	360,000	2,700,000
John Wiley & Sons, Inc. Class A	34,061	1,429,881
Journal Communications, Inc. Class A	22,879	85,567
Knology, Inc. (a)(c)	33,900	388,155
Lamar Advertising Co. Class A (a)	42,757	1,286,131
Lee Enterprises, Inc. (a)(c)	27,681	106,018
Liberty Global, Inc. Class A (a)(c)	195,230	5,247,782
Liberty Media Corp.:
Capital Series A (a)	88,904	3,008,511
Starz Series A (a)	40,430	2,059,100
LIN TV Corp. Class A (a)	41,885	214,032
Live Nation Entertainment, Inc. (a)	145,276	1,887,135
LodgeNet Entertainment Corp. (a)(c)	15,151	94,542
Madison Square Garden, Inc. Class A (a)	42,293	824,714
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	40,978	$ 219,232
McGraw-Hill Companies, Inc.	234,492	8,019,626
Media General, Inc. Class A (a)(c)	25,296	206,921
Mediacom Communications Corp. Class A (a)(c)	70,280	326,099
Meredith Corp.	20,783	638,454
Morningstar, Inc. (a)(c)	15,035	663,044
National CineMedia, Inc.	37,485	603,134
Navarre Corp. (a)	6,926	13,229
New Frontier Media, Inc. (a)	5,971	10,688
News Corp. Class A	1,756,653	23,486,451
Omnicom Group, Inc.	234,000	8,569,080
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	14,535
PRIMEDIA, Inc.	6,332	23,428
Radio One, Inc. Class D (non-vtg.) (a)	27,442	82,052
RCN Corp. (a)	19,644	215,691
Regal Entertainment Group Class A	58,000	866,520
Rentrak Corp. (a)	600	10,992
Saga Communications, Inc. Class A (a)	233	3,369
Salem Communications Corp. Class A (a)	2,015	10,196
Scholastic Corp.	20,042	589,235
Scripps Networks Interactive, Inc. Class A	63,000	2,493,540
Sinclair Broadcast Group, Inc. Class A (a)	28,926	145,209
Sirius XM Radio, Inc. (a)(c)	2,763,512	2,818,782
Spanish Broadcasting System, Inc. Class A (a)	8,120	5,773
SuperMedia, Inc. (a)(c)	12,000	504,000
The McClatchy Co. Class A (c)	23,941	115,396
The New York Times Co. Class A (a)(c)	75,000	820,500
The Walt Disney Co.	1,333,438	41,656,603
Time Warner Cable, Inc.	266,243	12,430,886
Time Warner, Inc.	874,008	25,381,192
Valassis Communications, Inc. (a)(c)	32,378	829,524
Viacom, Inc. Class B (non-vtg.) (a)	398,343	11,810,870
Virgin Media, Inc. (c)	212,123	3,436,393
Warner Music Group Corp. (a)(c)	28,685	164,652
Washington Post Co. Class B	3,838	1,613,150
World Wrestling Entertainment, Inc. Class A	47,151	803,925
		259,089,641
Multiline Retail - 0.8%
99 Cents Only Stores (a)(c)	39,655	654,308
Big Lots, Inc. (a)(c)	58,502	1,959,817
Dillard's, Inc. Class A (c)	44,543	751,440
Dollar General Corp.	25,592	611,393
Dollar Tree, Inc. (a)	60,829	3,390,608
Family Dollar Stores, Inc.	86,645	2,858,419
Fred's, Inc. Class A (c)	51,615	534,215
JCPenney Co., Inc. (c)	155,000	4,274,900

	Shares	Value
Kohl's Corp. (a)(c)	208,906	$ 11,243,321
Macy's, Inc.	320,000	6,128,000
Nordstrom, Inc.	120,000	4,432,800
Retail Ventures, Inc. (a)	12,266	109,658
Saks, Inc. (a)(c)	140,770	982,575
Sears Holdings Corp. (a)(c)	43,256	4,138,302
Target Corp.	508,790	26,212,861
The Bon-Ton Stores, Inc. (c)	8,752	86,907
Tuesday Morning Corp. (a)	10,850	61,954
		68,431,478
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	10,773
Aarons, Inc. (c)	40,571	1,203,742
Abercrombie & Fitch Co. Class A	59,069	2,151,293
Advance Auto Parts, Inc. (c)	70,000	2,856,000
Aeropostale, Inc. (a)(c)	51,849	1,833,381
America's Car Mart, Inc. (a)(c)	3,150	83,286
American Eagle Outfitters, Inc.	119,725	2,019,761
AnnTaylor Stores Corp. (a)(c)	58,359	1,004,358
Asbury Automotive Group, Inc. (a)(c)	15,449	179,672
AutoNation, Inc. (a)(c)	61,358	1,089,105
AutoZone, Inc. (a)(c)	22,271	3,695,427
Barnes & Noble, Inc. (c)	31,168	625,542
bebe Stores, Inc. (c)	14,487	122,125
Bed Bath & Beyond, Inc. (a)(c)	188,718	7,852,556
Best Buy Co., Inc. (c)	257,000	9,380,500
Big 5 Sporting Goods Corp. (c)	18,888	288,609
Blockbuster, Inc. Class A (a)(c)	111,889	33,623
Books-A-Million, Inc.	5,135	32,299
Borders Group, Inc. (a)	41,722	59,245
Brown Shoe Co., Inc. (c)	58,199	804,892
Build-A-Bear Workshop, Inc. (a)(c)	4,710	28,496
Cabela's, Inc. Class A (a)(c)	24,283	375,415
Cache, Inc. (a)	3,350	14,774
CarMax, Inc. (a)(c)	145,000	2,927,550
Casual Male Retail Group, Inc. (a)	8,101	24,951
Charming Shoppes, Inc. (a)	65,546	389,999
Chico's FAS, Inc.	125,880	1,705,674
Christopher & Banks Corp. (c)	21,140	146,712
Citi Trends, Inc. (a)(c)	19,606	583,082
Coldwater Creek, Inc. (a)(c)	61,586	319,631
Collective Brands, Inc. (a)(c)	45,368	1,025,317
Conn's, Inc. (a)(c)	9,074	40,833
Cost Plus, Inc. (a)	4,090	5,276
Destination Maternity Corp. (a)	1,194	27,008
Dick's Sporting Goods, Inc. (a)(c)	55,422	1,348,417
Dress Barn, Inc. (a)	50,705	1,260,526
DSW, Inc. Class A (a)(c)	25,183	678,178
Emerging Vision, Inc. (a)	3,800	304
Finish Line, Inc. Class A	34,767	420,333
Foot Locker, Inc. (c)	121,712	1,578,605
GameStop Corp. Class A (a)(c)	121,000	2,081,200
Gap, Inc.	371,706	7,991,679
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Genesco, Inc. (a)(c)	23,200	$ 555,176
Group 1 Automotive, Inc. (a)(c)	20,000	555,400
Guess?, Inc. (c)	40,182	1,639,024
Gymboree Corp. (a)(c)	20,000	870,000
Haverty Furniture Companies, Inc. (c)	19,389	257,486
hhgregg, Inc. (a)(c)	14,038	292,973
Hibbett Sports, Inc. (a)(c)	26,443	608,453
Home Depot, Inc.	1,280,000	39,936,000
Hot Topic, Inc. (a)(c)	59,826	387,074
J. Crew Group, Inc. (a)	42,069	1,770,264
Jo-Ann Stores, Inc. (a)(c)	26,594	1,006,583
Jos. A. Bank Clothiers, Inc. (a)(c)	12,318	550,984
Kirkland's, Inc. (a)(c)	12,446	206,106
Limited Brands, Inc.	199,728	4,415,986
Lithia Motors, Inc. Class A (sub. vtg.) (a)(c)	2,182	13,921
Lowe's Companies, Inc.	1,093,192	25,919,582
MarineMax, Inc. (a)(c)	3,071	32,491
Midas, Inc. (a)	17,549	159,169
Monro Muffler Brake, Inc.	22,068	769,290
New York & Co., Inc. (a)	22,599	83,842
O'Reilly Automotive, Inc. (a)(c)	97,903	3,847,588
Office Depot, Inc. (a)(c)	180,000	1,299,600
OfficeMax, Inc. (a)(c)	77,180	1,232,565
Pacific Sunwear of California, Inc. (a)(c)	87,886	393,729
Penske Automotive Group, Inc. (a)(c)	31,974	465,222
Perfumania Holdings, Inc. (a)	325	2,295
PetSmart, Inc. (c)	89,000	2,422,580
Pier 1 Imports, Inc. (a)	64,537	394,321
RadioShack Corp. (c)	90,000	1,760,400
Rent-A-Center, Inc. (a)(c)	45,000	1,000,800
Rex Stores Corp. (a)	3,513	63,656
Ross Stores, Inc.	93,893	4,592,307
rue21, Inc.	5,077	145,913
Sally Beauty Holdings, Inc. (a)(c)	63,165	517,321
Select Comfort Corp. (a)(c)	29,583	227,789
Sherwin-Williams Co.	65,609	4,158,298
Shoe Carnival, Inc. (a)	3,092	56,367
Signet Jewelers Ltd. (a)	62,810	1,809,556
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	37,989	391,287
Stage Stores, Inc.	27,048	359,738
Staples, Inc. (c)	540,000	13,910,400
Stein Mart, Inc. (a)	10,292	84,086
Systemax, Inc. (c)	7,631	124,385
Talbots, Inc. (a)(c)	47,167	511,290
The Buckle, Inc. (c)	20,272	593,361
The Cato Corp. Class A (sub. vtg.) (c)	36,044	706,462
The Children's Place Retail Stores, Inc. (a)(c)	21,041	803,977

	Shares	Value
The Men's Wearhouse, Inc.	34,678	$ 740,722
The Pep Boys - Manny, Moe & Jack (c)	43,830	416,385
Tiffany & Co., Inc. (c)	93,000	4,128,270
TJX Companies, Inc.	316,397	13,171,607
Tractor Supply Co. (a)(c)	27,000	1,477,440
Trans World Entertainment Corp. (a)	3,463	4,398
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(c)	21,560	395,195
Urban Outfitters, Inc. (a)(c)	97,206	3,131,005
Vitamin Shoppe, Inc.	6,835	135,811
West Marine, Inc. (a)(c)	3,821	36,032
Wet Seal, Inc. Class A (a)(c)	63,290	253,793
Williams-Sonoma, Inc. (c)	62,000	1,330,520
Zale Corp. (a)(c)	26,205	62,106
Zumiez, Inc. (a)(c)	20,815	298,487
		205,787,017
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)	34,191	96,077
Carter's, Inc. (a)(c)	40,282	1,154,482
Cherokee, Inc.	7,207	123,240
Coach, Inc.	232,933	8,488,079
Columbia Sportswear Co.	8,418	385,881
Crocs, Inc. (a)(c)	106,445	750,437
Deckers Outdoor Corp. (a)(c)	10,669	1,282,414
Fossil, Inc. (a)(c)	37,946	1,375,543
G-III Apparel Group Ltd. (a)(c)	10,000	209,700
Hanesbrands, Inc. (a)(c)	67,000	1,737,310
Iconix Brand Group, Inc. (a)(c)	46,366	604,149
Jones Apparel Group, Inc.	72,951	1,229,954
K-Swiss, Inc. Class A (a)(c)	27,036	252,516
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	11,067	129,705
Liz Claiborne, Inc. (a)(c)	110,999	767,003
Maidenform Brands, Inc. (a)	20,939	360,570
Movado Group, Inc. (c)	10,191	130,445
NIKE, Inc. Class B	201,266	13,605,582
Oxford Industries, Inc. (c)	10,105	196,643
Perry Ellis International, Inc. (a)	2,923	57,203
Phillips-Van Heusen Corp.	37,458	1,630,172
Polo Ralph Lauren Corp. Class A (c)	38,959	3,113,993
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)(c)	56,019	143,969
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	19,752	606,979
Steven Madden Ltd. (a)(c)	16,880	709,129
Timberland Co. Class A (a)(c)	58,515	1,081,942
True Religion Apparel, Inc. (a)(c)	27,973	687,017
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	31,131	811,274
Unifi, Inc. (a)	65,760	247,915
Unifirst Corp.	6,314	331,864
VF Corp.	62,000	4,797,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Volcom, Inc. (a)(c)	16,142	$ 260,532
Warnaco Group, Inc. (a)(c)	34,500	1,440,030
Wolverine World Wide, Inc. (c)	36,170	997,207
		49,796,516
TOTAL CONSUMER DISCRETIONARY		968,496,996
CONSUMER STAPLES - 9.9%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(c)	14,776	699,200
Brown-Forman Corp. Class B (non-vtg.)	78,536	4,112,145
Central European Distribution Corp. (a)(c)	44,764	1,492,879
Coca-Cola Bottling Co. Consolidated	3,600	200,340
Coca-Cola Enterprises, Inc.	228,162	5,829,539
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	139,408	2,096,696
Dr Pepper Snapple Group, Inc.	180,679	5,736,558
Hansen Natural Corp. (a)	50,281	2,091,690
Jones Soda Co. (a)	17,449	12,912
Molson Coors Brewing Co. Class B	118,667	4,791,773
National Beverage Corp.	8,950	102,030
PepsiCo, Inc.	1,223,832	76,452,785
The Coca-Cola Co.	1,606,651	84,702,641
		188,321,188
Food & Staples Retailing - 2.4%
Andersons, Inc. (c)	28,243	912,249
Arden Group, Inc. Class A	100	10,150
BJ's Wholesale Club, Inc. (a)(c)	39,726	1,436,889
Casey's General Stores, Inc. (c)	32,000	973,120
Costco Wholesale Corp. (c)	323,017	19,694,346
CVS Caremark Corp.	1,082,537	36,535,624
Ingles Markets, Inc. Class A	17,056	240,319
Kroger Co.	424,894	9,390,157
Nash-Finch Co. (c)	13,340	470,502
PriceSmart, Inc.	10,766	228,885
Rite Aid Corp. (a)	563,721	856,856
Ruddick Corp.	23,792	697,106
Safeway, Inc. (c)	296,595	7,391,147
Spartan Stores, Inc.	28,988	406,412
SUPERVALU, Inc.	171,000	2,611,170
Susser Holdings Corp. (a)(c)	7,000	58,660
Sysco Corp. (c)	441,408	12,756,691
The Great Atlantic & Pacific Tea Co. (a)(c)	31,419	228,416
The Pantry, Inc. (a)(c)	24,367	319,208
United Natural Foods, Inc. (a)(c)	29,881	877,605
Village Super Market, Inc. Class A	3,900	96,525
Wal-Mart Stores, Inc.	1,659,212	89,713,593
Walgreen Co.	744,068	26,220,956
Weis Markets, Inc.	5,971	208,388

	Shares	Value
Whole Foods Market, Inc. (a)(c)	102,740	$ 3,646,243
Winn-Dixie Stores, Inc. (a)(c)	49,208	538,336
		216,519,553
Food Products - 1.7%
Alico, Inc.	200	5,192
American Italian Pasta Co. Class A (a)	19,200	744,960
Archer Daniels Midland Co.	444,016	13,036,310
B&G Foods, Inc. Class A (c)	10,692	99,543
Bridgford Foods Corp.	400	4,636
Bunge Ltd. (c)	100,007	5,959,417
Cal-Maine Foods, Inc.	13,323	427,135
Campbell Soup Co. (c)	156,411	5,213,179
Chiquita Brands International, Inc. (a)(c)	40,042	583,012
ConAgra Foods, Inc. (c)	321,221	7,857,066
Corn Products International, Inc. (c)	52,298	1,703,869
Darling International, Inc. (a)	67,308	542,502
Dean Foods Co. (a)(c)	127,125	1,854,754
Del Monte Foods Co. (c)	171,807	2,013,578
Diamond Foods, Inc. (c)	21,341	743,734
Dole Food Co., Inc.	26,826	314,669
Farmer Brothers Co.	3,606	64,944
Flowers Foods, Inc.	68,755	1,752,565
Fresh Del Monte Produce, Inc. (a)	34,840	676,244
General Mills, Inc. (c)	233,295	16,799,573
Green Mountain Coffee Roasters, Inc. (a)(c)	30,483	2,572,460
H.J. Heinz Co. (c)	234,375	10,757,813
Hain Celestial Group, Inc. (a)(c)	47,574	754,999
Harbinger Group, Inc. (a)	880	6,468
Hershey Co.	111,951	4,451,172
Hormel Foods Corp. (c)	54,830	2,254,061
J&J Snack Foods Corp.	9,648	412,066
John B. Sanfilippo & Son, Inc. (a)	2,965	46,906
Kellogg Co.	179,461	9,358,891
Kraft Foods, Inc. Class A	1,203,828	34,224,830
Lancaster Colony Corp.	17,449	1,004,015
Lance, Inc.	38,093	826,237
McCormick & Co., Inc. (non-vtg.) (c)	75,717	2,809,858
Omega Protein Corp. (a)	7,368	31,461
Pilgrims Pride Corp. (a)	35,000	315,700
Ralcorp Holdings, Inc. (a)(c)	36,443	2,434,757
Reddy Ice Holdings, Inc. (a)	29,155	158,312
Sanderson Farms, Inc. (c)	20,062	982,236
Sara Lee Corp.	469,283	6,363,477
Seneca Foods Group Class A (a)(c)	2,582	67,519
Smart Balance, Inc. (a)	53,000	265,530
Smithfield Foods, Inc. (a)(c)	124,257	2,138,463
Tasty Baking Co.	200	1,336
The J.M. Smucker Co.	85,402	5,096,791
Tootsie Roll Industries, Inc.	12,710	345,839
TreeHouse Foods, Inc. (a)(c)	31,250	1,344,688
Tyson Foods, Inc. Class A	205,716	3,505,401
		152,928,168
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)(c)	40,382	$ 385,648
Church & Dwight Co., Inc. (c)	47,616	3,198,843
Clorox Co. (c)	100,720	6,175,143
Colgate-Palmolive Co.	381,952	31,679,099
Energizer Holdings, Inc. (a)	48,839	2,830,220
Kimberly-Clark Corp.	310,887	18,883,276
Oil-Dri Corp. of America	750	12,150
Procter & Gamble Co.	2,209,529	139,818,995
WD-40 Co. (c)	17,261	540,615
		203,523,989
Personal Products - 0.3%
Alberto-Culver Co.	63,990	1,773,803
Avon Products, Inc. (c)	319,884	9,737,269
Bare Escentuals, Inc. (a)(c)	59,157	1,075,474
Chattem, Inc. (a)(c)	14,081	1,316,292
Elizabeth Arden, Inc. (a)(c)	20,607	371,338
Estee Lauder Companies, Inc. Class A (c)	83,209	5,003,357
Herbalife Ltd.	49,645	1,988,282
Inter Parfums, Inc.	7,707	104,661
Mannatech, Inc.	6,969	24,601
Mead Johnson Nutrition Co. Class A	152,293	7,203,459
MediFast, Inc. (a)	11,894	251,439
NBTY, Inc. (a)	38,819	1,762,383
Nu Skin Enterprises, Inc. Class A	48,093	1,285,045
Prestige Brands Holdings, Inc. (a)	32,209	258,638
Revlon, Inc. (a)(c)	12,057	180,734
USANA Health Sciences, Inc. (a)(c)	6,205	171,816
		32,508,591
Tobacco - 1.3%
Alliance One International, Inc. (a)(c)	104,053	533,792
Altria Group, Inc.	1,537,212	30,928,705
Lorillard, Inc.	119,849	8,753,771
Philip Morris International, Inc.	1,440,000	70,531,200
Reynolds American, Inc.	117,141	6,185,045
Star Scientific, Inc. (a)(c)	56,989	54,140
Universal Corp. (c)	18,429	977,658
Vector Group Ltd. (c)	25,347	365,757
		118,330,068
TOTAL CONSUMER STAPLES		912,131,557
ENERGY - 10.3%
Energy Equipment & Services - 1.9%
Allis-Chalmers Energy, Inc. (a)(c)	22,325	84,389
Atwood Oceanics, Inc. (a)(c)	44,460	1,487,632
Baker Hughes, Inc.	223,010	10,686,639
Basic Energy Services, Inc. (a)(c)	29,402	277,849
BJ Services Co.	206,276	4,507,131
Bristow Group, Inc. (a)(c)	26,059	943,596

	Shares	Value
Bronco Drilling Co., Inc. (a)(c)	23,244	$ 112,501
Cal Dive International, Inc. (a)	86,617	610,650
Cameron International Corp. (a)(c)	194,672	8,006,859
Carbo Ceramics, Inc.	19,165	1,169,640
Complete Production Services, Inc. (a)(c)	66,139	923,300
Dawson Geophysical Co. (a)(c)	5,936	169,592
Diamond Offshore Drilling, Inc. (c)	48,328	4,220,001
Dresser-Rand Group, Inc. (a)(c)	55,969	1,730,002
Dril-Quip, Inc. (a)(c)	21,965	1,201,925
Exterran Holdings, Inc. (a)(c)	50,379	1,146,122
FMC Technologies, Inc. (a)(c)	94,268	5,295,034
Global Industries Ltd. (a)(c)	92,739	625,988
Gulf Island Fabrication, Inc. (c)	12,498	249,335
Gulfmark Offshore, Inc. Class A (a)	15,302	376,429
Halliburton Co.	669,864	20,196,400
Helix Energy Solutions Group, Inc. (a)	77,302	889,746
Helmerich & Payne, Inc. (c)	66,558	2,696,930
Hercules Offshore, Inc. (a)(c)	96,203	352,103
Hornbeck Offshore Services, Inc. (a)(c)	16,154	304,988
ION Geophysical Corp. (a)(c)	94,212	431,491
Key Energy Services, Inc. (a)(c)	153,313	1,554,594
Lufkin Industries, Inc.	13,914	1,016,418
Matrix Service Co. (a)	13,631	145,852
Mitcham Industries, Inc. (a)	1,791	13,988
Nabors Industries Ltd. (a)(c)	207,692	4,577,532
National Oilwell Varco, Inc. (c)	312,633	13,590,157
Natural Gas Services Group, Inc. (a)	22,504	344,761
Newpark Resources, Inc. (a)(c)	99,384	513,815
Oceaneering International, Inc. (a)(c)	41,676	2,519,314
Oil States International, Inc. (a)(c)	31,129	1,339,170
OYO Geospace Corp. (a)(c)	1,552	66,829
Parker Drilling Co. (a)(c)	77,885	399,550
Patterson-UTI Energy, Inc.	107,115	1,653,856
PHI, Inc. (non-vtg.) (a)	17,859	348,608
Pioneer Drilling Co. (a)	72,224	515,679
Pride International, Inc. (a)(c)	112,385	3,144,532
Rowan Companies, Inc. (a)(c)	75,206	1,956,860
RPC, Inc. (c)	19,909	246,075
Schlumberger Ltd. (c)	898,015	54,868,717
SEACOR Holdings, Inc. (a)	18,718	1,429,681
Seahawk Drilling, Inc. (a)	17,272	354,940
Smith International, Inc.	156,890	6,430,921
Superior Energy Services, Inc. (a)	53,741	1,110,826
Superior Well Services, Inc. (a)(c)	13,630	243,841
T-3 Energy Services, Inc. (a)	9,010	213,897
Tesco Corp. (a)	29,100	396,633
TETRA Technologies, Inc. (a)(c)	58,187	586,525
Tidewater, Inc.	33,470	1,491,758
Trico Marine Services, Inc. (a)	3,463	8,969
Union Drilling, Inc. (a)	1,488	9,940
Unit Corp. (a)(c)	36,543	1,588,524
		171,379,034
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
Alon USA Energy, Inc. (c)	10,971	$ 76,797
Alpha Natural Resources, Inc. (a)(c)	116,221	5,347,328
Anadarko Petroleum Corp.	371,176	26,030,573
Apache Corp.	251,081	26,022,035
Arch Coal, Inc.	118,866	2,673,296
Arena Resources, Inc. (a)(c)	31,000	1,284,330
Atlas Energy, Inc.	57,668	1,882,284
ATP Oil & Gas Corp. (a)(c)	27,153	490,383
Berry Petroleum Co. Class A (c)	37,030	992,404
Bill Barrett Corp. (a)(c)	31,882	1,081,119
BP Prudhoe Bay Royalty Trust (c)	21,690	1,938,652
BPZ Energy, Inc. (a)(c)	90,823	710,236
Brigham Exploration Co. (a)(c)	87,570	1,437,899
Cabot Oil & Gas Corp. (c)	70,000	2,809,800
Callon Petroleum Co. (a)	25,119	74,352
Carrizo Oil & Gas, Inc. (a)(c)	32,186	770,211
Cheniere Energy, Inc. (a)(c)	43,057	128,310
Chesapeake Energy Corp. (c)	474,663	12,611,796
Chevron Corp.	1,513,459	109,423,086
Cimarex Energy Co. (c)	64,000	3,824,640
Clayton Williams Energy, Inc. (a)	9,020	336,356
Clean Energy Fuels Corp. (a)(c)	43,089	777,326
Cloud Peak Energy, Inc.	41,145	625,815
CNX Gas Corp. (a)(c)	9,628	252,157
Cobalt International Energy, Inc.	50,900	628,106
Comstock Resources, Inc. (a)(c)	34,313	1,184,485
Concho Resources, Inc. (a)(c)	56,870	2,641,612
ConocoPhillips	980,125	47,046,000
CONSOL Energy, Inc. (c)	136,093	6,853,643
Contango Oil & Gas Co. (a)(c)	13,214	681,314
Continental Resources, Inc. (a)	25,537	1,008,201
Cross Timbers Royalty Trust	9,000	300,420
Crosstex Energy, Inc. (c)	29,878	230,957
CVR Energy, Inc. (a)(c)	42,262	347,394
Delek US Holdings, Inc.	38,177	277,547
Delta Petroleum Corp. (a)(c)	221,863	310,608
Denbury Resources, Inc. (a)(c)	176,151	2,480,206
Devon Energy Corp.	314,757	21,674,167
Dht Maritime, Inc.	100,949	355,340
El Paso Corp. (c)	524,468	5,491,180
Encore Acquisition Co. (a)	36,500	1,807,845
EOG Resources, Inc. (c)	187,645	17,648,012
Evergreen Energy, Inc. (a)(c)	25,886	7,921
EXCO Resources, Inc.	127,368	2,408,529
Exxon Mobil Corp.	3,577,333	232,526,620
Forest Oil Corp. (a)(c)	72,024	1,951,850
Frontier Oil Corp. (c)	82,000	1,015,980
FX Energy, Inc. (a)(c)	15,412	50,397
Gasco Energy, Inc. (a)	113,818	40,371
General Maritime Corp.	67,360	487,013
GMX Resources, Inc. (a)	27,299	251,151

	Shares	Value
Goodrich Petroleum Corp. (a)(c)	26,950	$ 519,327
Gulfport Energy Corp. (a)	10,000	91,000
Harvest Natural Resources, Inc. (a)(c)	38,697	206,642
Hess Corp. (c)	219,088	12,882,374
HKN, Inc. (a)	68	221
Holly Corp. (c)	30,000	770,400
Hugoton Royalty Trust	30,923	550,739
International Coal Group, Inc. (a)(c)	93,832	409,108
James River Coal Co. (a)(c)	21,883	348,159
Kodiak Oil & Gas Corp. (a)	87,849	209,959
Marathon Oil Corp.	524,713	15,190,441
Mariner Energy, Inc. (a)(c)	97,192	1,459,824
Massey Energy Co.	65,998	2,842,534
McMoRan Exploration Co. (a)(c)	76,950	1,329,696
Meridian Resource Corp. (a)	10,597	2,978
Murphy Oil Corp.	141,610	7,349,559
Newfield Exploration Co. (a)(c)	93,591	4,779,692
Noble Energy, Inc. (c)	125,867	9,142,979
Occidental Petroleum Corp.	613,265	48,969,210
Overseas Shipholding Group, Inc.	20,609	916,894
Pacific Ethanol, Inc. (a)(c)	101,720	219,715
Patriot Coal Corp. (a)(c)	77,315	1,288,068
Peabody Energy Corp.	197,573	9,082,431
Penn Virginia Corp.	29,000	733,700
Petrohawk Energy Corp. (a)(c)	219,767	4,703,014
Petroleum Development Corp. (a)(c)	23,037	541,600
Petroquest Energy, Inc. (a)(c)	31,286	167,693
Pioneer Natural Resources Co. (c)	83,179	3,880,300
Plains Exploration & Production Co. (a)	101,000	3,313,810
Quicksilver Resources, Inc. (a)(c)	101,422	1,513,216
Range Resources Corp. (c)	112,700	5,703,747
Rentech, Inc. (a)(c)	148,574	158,974
Resolute Energy Corp. (a)	31,183	332,099
Rex Energy Corp. (a)	16,433	227,433
Rosetta Resources, Inc. (a)(c)	40,250	753,883
SandRidge Energy, Inc. (a)(c)	145,459	1,154,944
Ship Finance International Ltd. (NY Shares) (c)	45,875	729,413
Southern Union Co. (c)	75,563	1,808,978
Southwestern Energy Co. (a)(c)	257,193	10,943,562
Spectra Energy Corp. (c)	482,000	10,507,600
St. Mary Land & Exploration Co. (c)	42,000	1,368,360
Stone Energy Corp. (a)(c)	36,595	623,945
Sunoco, Inc. (c)	81,494	2,148,997
Swift Energy Co. (a)(c)	27,100	807,309
Syntroleum Corp. (a)(c)	28,735	65,803
Teekay Corp. (c)	38,589	970,127
Tesoro Corp. (c)	105,000	1,251,600
Toreador Resources Corp. (c)	11,881	104,672
Ultra Petroleum Corp. (a)(c)	118,234	5,406,841
Uranium Resources, Inc. (a)	35,013	24,509
USEC, Inc. (a)(c)	131,090	571,552
Vaalco Energy, Inc.	79,391	339,000
Valero Energy Corp.	414,016	7,253,560
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc. (a)(c)	12,178	$ 139,803
Verenium Corp. (a)(c)	607	3,296
W&T Offshore, Inc. (c)	42,447	373,958
Warren Resources, Inc. (a)	39,635	92,746
Western Refining, Inc. (a)(c)	33,616	145,893
Westmoreland Coal Co. (a)	6,000	66,540
Whiting Petroleum Corp. (a)(c)	36,279	2,715,483
Williams Companies, Inc.	414,978	8,938,626
World Fuel Services Corp. (c)	52,000	1,373,840
XTO Energy, Inc.	433,692	19,819,724
		771,650,154
TOTAL ENERGY		943,029,188
FINANCIALS - 16.7%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)(c)	30,064	2,138,452
Ameriprise Financial, Inc. (c)	186,493	7,465,315
Artio Global Investors, Inc. Class A	18,629	454,175
Bank of New York Mellon Corp.	902,188	25,730,402
BGC Partners, Inc. Class A	66,078	327,747
BlackRock, Inc. Class A (c)	31,304	6,849,315
Broadpoint Gleacher Securities Group, Inc. (a)	42,081	168,745
Calamos Asset Management, Inc. Class A	25,805	344,239
Charles Schwab Corp. (c)	697,578	12,772,653
Cohen & Steers, Inc. (c)	20,212	439,813
Deerfield Capital Corp. (a)	4,533	24,161
Duff & Phelps Corp. Class A	6,000	100,080
E*TRADE Financial Corp. (a)(c)	1,179,389	1,898,816
Eaton Vance Corp. (non-vtg.) (c)	83,605	2,524,035
Evercore Partners, Inc. Class A	15,609	469,987
FBR Capital Markets Corp. (a)(c)	20,000	108,200
Federated Investors, Inc. Class B (non-vtg.) (c)	67,548	1,689,375
Franklin Resources, Inc. (c)	119,801	12,186,158
GAMCO Investors, Inc. Class A	7,076	307,877
GFI Group, Inc.	130,042	716,531
GLG Partners, Inc. (a)(c)	221,482	615,720
Goldman Sachs Group, Inc.	324,856	50,791,236
Greenhill & Co., Inc.	20,623	1,473,513
HFF, Inc. (a)	4,989	33,676
International Assets Holding Corp. (a)(c)	3,399	53,058
Invesco Ltd.	312,770	6,130,292
Investment Technology Group, Inc. (a)(c)	27,556	469,003
Janus Capital Group, Inc. (c)	156,315	1,953,938
Jefferies Group, Inc.	90,236	2,252,291
JMP Group, Inc.	3,457	26,688
KBW, Inc. (a)	25,676	610,062
Knight Capital Group, Inc. Class A (a)(c)	70,244	1,133,738

	Shares	Value
LaBranche & Co., Inc. (a)(c)	68,828	$ 322,803
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,042
Legg Mason, Inc.	116,767	3,018,427
MF Global Holdings Ltd. (a)	84,807	586,864
Morgan Stanley	937,536	26,419,764
National Holdings Corp. (a)	1,200	840
Northern Trust Corp.	185,413	9,880,659
optionsXpress Holdings, Inc. (c)	43,413	686,360
Paulson Capital Corp. (a)	3,105	5,030
Penson Worldwide, Inc. (a)	22,876	215,263
Piper Jaffray Companies (a)(c)	16,738	724,588
Raymond James Financial, Inc. (c)	71,722	1,854,731
Riskmetrics Group, Inc. (a)	21,527	401,048
Safeguard Scientifics, Inc. (a)(c)	23,968	281,384
Sanders Morris Harris Group, Inc.	28,032	145,206
SEI Investments Co.	112,087	1,974,973
Siebert Financial Corp. (a)	2,700	6,075
State Street Corp. (c)	368,903	16,567,434
Stifel Financial Corp. (a)(c)	21,443	1,172,932
SWS Group, Inc. (c)	28,138	339,063
T. Rowe Price Group, Inc.	189,537	9,607,631
TD Ameritrade Holding Corp. (a)(c)	178,265	3,117,855
Teton Advisors, Inc.	106	1,378
Thomas Weisel Partners Group, Inc. (a)(c)	30,673	123,612
TradeStation Group, Inc. (a)(c)	37,111	256,066
U.S. Global Investments, Inc. Class A	8,884	85,997
Virtus Investment Partners, Inc. (a)	3,567	72,767
Waddell & Reed Financial, Inc. Class A (c)	60,354	1,984,440
Westwood Holdings Group, Inc.	1,501	58,134
		222,172,657
Commercial Banks - 3.1%
1st Source Corp.	10,000	149,300
Alliance Financial Corp.	3,000	80,580
Amcore Financial, Inc. (a)(c)	14,975	9,584
AmericanWest Bancorp (a)(c)	9,499	3,800
Ameris Bancorp (c)	7,711	73,255
Arrow Financial Corp.	8,096	204,829
Associated Banc-Corp. (c)	124,600	1,608,586
BancFirst Corp. (c)	9,220	367,878
BancorpSouth, Inc.	71,921	1,400,302
BancTrust Financial Group, Inc. (c)	4,882	22,115
Bank of Granite Corp. (a)	15,998	19,198
Bank of Hawaii Corp.	35,000	1,477,350
Bank of the Ozarks, Inc.	28,624	879,329
Banner Corp. (c)	11,743	31,824
Bar Harbor Bankshares	3,125	83,594
BB&T Corp. (c)	511,885	14,604,079
BOK Financial Corp.	16,000	735,680
Boston Private Financial Holdings, Inc. (c)	58,029	397,499
Bryn Mawr Bank Corp. (c)	2,149	37,350
Capital City Bank Group, Inc.	6,535	84,171
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CapitalSource, Inc.	227,700	$ 1,252,350
Capitol Bancorp Ltd. (c)	7,732	17,165
Cascade Bancorp (a)(c)	17,960	9,160
Cathay General Bancorp	49,559	482,209
Center Bancorp, Inc.	5,692	48,154
Central Pacific Financial Corp. (a)(c)	43,309	56,302
Chemical Financial Corp.	23,201	477,941
Citizens & Northern Corp.	10,210	113,842
Citizens Banking Corp., Michigan (a)	281,585	198,517
City Bank Lynnwood, Washington (a)(c)	15,020	22,230
City Holding Co. (c)	18,741	601,399
City National Corp. (c)	26,500	1,322,880
CoBiz, Inc. (c)	13,382	79,088
Columbia Banking Systems, Inc. (c)	23,838	487,725
Comerica, Inc.	112,815	4,070,365
Commerce Bancshares, Inc.	50,400	2,041,704
Community Bank System, Inc.	31,618	708,559
Community Capital Corp.	483	1,333
Community Trust Bancorp, Inc.	13,467	343,543
Cullen/Frost Bankers, Inc.	44,600	2,415,090
CVB Financial Corp. (c)	87,295	811,844
Danvers Bancorp, Inc.	12,572	178,145
East West Bancorp, Inc. (c)	94,055	1,647,844
Eastern Virgina Bankshares, Inc.	955	7,105
Enterprise Financial Services Corp. (c)	4,000	34,280
Fidelity Southern Corp.	3,565	20,499
Fifth Third Bancorp	591,985	7,228,137
Financial Institutions, Inc. (c)	2,005	26,546
First Bancorp, North Carolina	10,694	150,999
First Bancorp, Puerto Rico (c)	61,810	131,037
First Busey Corp.	20,930	78,697
First Citizen Bancshares, Inc.	4,345	795,092
First Commonwealth Financial Corp. (c)	70,774	397,042
First Community Bancshares, Inc.	8,000	92,000
First Financial Bancorp, Ohio	45,155	838,077
First Financial Bankshares, Inc. (c)	19,975	1,045,691
First Financial Corp., Indiana (c)	10,280	270,158
First Horizon National Corp. (c)	157,809	2,019,955
First M&F Corp.	2,524	7,698
First Merchants Corp.	29,096	168,466
First Midwest Bancorp, Inc., Delaware (c)	45,414	617,176
First State Bancorp. (a)(c)	16,034	7,047
First United Corp.	3,511	20,188
FirstMerit Corp.	60,880	1,287,003
FNB Corp., North Carolina (c)	2,866	3,554
FNB Corp., Pennsylvania	100,799	766,072
Frontier Financial Corp. (a)(c)	2,639	9,500
Fulton Financial Corp.	155,049	1,491,571
Glacier Bancorp, Inc. (c)	58,280	845,060
Great Southern Bancorp, Inc. (c)	7,927	181,132
Green Bankshares, Inc. (c)	8,074	48,525

	Shares	Value
Guaranty Bancorp (a)	16,227	$ 22,069
Hancock Holding Co. (c)	29,737	1,198,996
Hanmi Financial Corp. (a)(c)	122,421	295,035
Harleysville National Corp., Pennsylvania (c)	35,764	236,400
Hawthorn Bancshares, Inc.	1,490	17,001
Heartland Financial USA, Inc. (c)	8,001	116,175
Heritage Commerce Corp.	7,114	24,899
Heritage Financial Corp., Washington (c)	1,630	24,108
Home Bancshares, Inc. (c)	26,545	644,513
Hudson Valley Holding Corp.	5,755	139,559
Huntington Bancshares, Inc.	452,297	2,175,549
IBERIABANK Corp. (c)	31,187	1,781,090
Independent Bank Corp., Massachusetts (c)	30,181	741,849
Independent Bank Corp., Michigan (c)	13,306	9,980
Integra Bank Corp. (c)	11,329	6,571
International Bancshares Corp. (c)	45,000	954,000
Intervest Bancshares Corp. Class A (a)	7,165	27,585
Investors Bancorp, Inc. (a)	40,000	514,800
KeyCorp	625,084	4,469,351
Lakeland Bancorp, Inc.	10,000	76,200
Lakeland Financial Corp.	8,000	140,880
M&T Bank Corp. (c)	50,000	3,871,500
Macatawa Bank Corp. (a)(c)	13,284	19,926
MainSource Financial Group, Inc.	8,776	56,079
Marshall & Ilsley Corp.	380,202	2,691,830
MB Financial, Inc. (c)	34,327	698,554
MBT Financial Corp. (c)	1,800	2,718
Merchants Bancshares, Inc.	4,149	88,415
Midsouth Bancorp, Inc. (c)	4,009	62,540
Midwest Banc Holdings, Inc. (a)	4,350	1,305
Nara Bancorp, Inc. (a)(c)	20,658	182,410
National Penn Bancshares, Inc. (c)	140,507	968,093
NBT Bancorp, Inc.	22,921	486,842
NewBridge Bancorp (a)	8,389	20,301
North Valley Bancorp (a)	4,941	9,635
Northern States Financial Corp. (a)	1,314	3,942
Northrim Bancorp, Inc.	3,414	54,317
Northway Financial, Inc.	998	8,034
Old National Bancorp, Indiana	71,743	815,000
Old Second Bancorp, Inc. (c)	7,309	49,628
Oriental Financial Group, Inc. (c)	23,277	256,978
Pacific Capital Bancorp (c)	107,005	131,616
Pacific Premier Bancorp, Inc. (a)	40	171
PacWest Bancorp	40,763	827,489
Park National Corp. (c)	8,529	455,022
Peoples Bancorp, Inc.	1,660	23,871
Peoples Financial Corp., Mississippi	3,102	48,701
Pinnacle Financial Partners, Inc. (a)(c)	34,998	528,820
PNC Financial Services Group, Inc. (c)	387,180	20,814,797
Popular, Inc.	400,000	772,000
Preferred Bank, Los Angeles California (c)	6,582	8,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Premier Financial Bancorp, Inc.	134	$ 1,020
Princeton National Bancorp, Inc.	2,956	29,501
PrivateBancorp, Inc. (c)	49,798	647,374
Prosperity Bancshares, Inc. (c)	38,585	1,614,011
Regions Financial Corp.	900,505	6,078,409
Renasant Corp. (c)	26,193	399,705
Republic Bancorp, Inc., Kentucky Class A (c)	21,178	357,273
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	3,140	7,693
S&T Bancorp, Inc. (c)	33,224	589,062
S.Y. Bancorp, Inc.	7,621	167,281
Sandy Spring Bancorp, Inc.	12,869	181,968
SCBT Financial Corp. (c)	10,000	363,600
Seacoast Banking Corp., Florida	15,254	23,644
Shore Bancshares, Inc.	3,440	38,941
Signature Bank, New York (a)(c)	35,833	1,334,063
Simmons First National Corp. Class A (c)	10,974	291,469
South Financial Group, Inc.	168,667	96,140
Southside Bancshares, Inc.	10,089	202,083
Southwest Bancorp, Inc., Oklahoma	11,359	88,827
State Bancorp, Inc., New York	4,423	32,067
StellarOne Corp.	13,915	164,614
Sterling Bancorp, New York	14,289	117,027
Sterling Bancshares, Inc. (c)	95,935	452,813
Sterling Financial Corp., Washington (a)(c)	32,433	23,232
Suffolk Bancorp	11,495	327,378
Sun Bancorp, Inc., New Jersey (c)	3,985	13,908
SunTrust Banks, Inc.	366,489	8,726,103
Superior Bancorp (a)(c)	3,571	10,356
Susquehanna Bancshares, Inc., Pennsylvania (c)	59,662	498,178
SVB Financial Group (a)(c)	30,500	1,359,080
Synovus Financial Corp. (c)	359,778	1,025,367
Taylor Capital Group, Inc. (a)(c)	7,332	80,579
TCF Financial Corp.	85,000	1,227,400
Texas Capital Bancshares, Inc. (a)(c)	37,386	629,954
TIB Financial Corp. (c)	2,277	2,345
Tompkins Financial Corp. (c)	7,085	254,068
TowneBank (c)	21,000	257,670
Trico Bancshares (c)	14,031	256,487
Trustmark Corp.	48,414	1,103,839
U.S. Bancorp, Delaware	1,442,067	35,489,269
UMB Financial Corp.	21,290	815,620
Umpqua Holdings Corp. (c)	61,601	768,780
Union/First Market Bankshares Corp.	7,261	90,835
United Bankshares, Inc., West Virginia (c)	33,000	812,460
United Community Banks, Inc., Georgia (c)	79,388	329,460
Univest Corp. of Pennsylvania	4,000	69,480
Valley National Bancorp	110,250	1,587,600

	Shares	Value
Virginia Commerce Bancorp, Inc. (a)(c)	28,207	$ 168,396
VIST Financial Corp.	1,594	15,015
W Holding Co., Inc. (c)	1,270	25,679
Washington Banking Co., Oak Harbor (c)	6,532	78,188
Washington Trust Bancorp, Inc. (c)	8,654	147,378
Webster Financial Corp. (c)	73,147	1,170,352
Wells Fargo & Co.	3,671,747	100,385,563
WesBanco, Inc.	21,326	323,089
West Coast Bancorp (c)	21,337	56,116
Westamerica Bancorp.	26,362	1,446,747
Western Alliance Bancorp. (a)(c)	56,306	324,323
Whitney Holding Corp.	69,748	896,262
Wilmington Trust Corp., Delaware	49,762	717,568
Wilshire Bancorp, Inc. (c)	14,330	134,702
Wintrust Financial Corp. (c)	31,370	1,067,835
Zions Bancorp (c)	95,577	1,771,998
		283,589,273
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	180,538
American Express Co. (c)	793,991	30,322,516
AmeriCredit Corp. (a)(c)	40,315	897,009
Capital One Financial Corp. (c)	327,820	12,375,205
Cash America International, Inc.	19,680	754,334
CompuCredit Holdings Corp. (c)	12,844	44,440
Consumer Portfolio Services, Inc. (a)	2,866	4,758
Discover Financial Services	402,340	5,491,941
Dollar Financial Corp. (a)(c)	20,747	465,563
EZCORP, Inc. (non-vtg.) Class A (a)(c)	38,049	750,707
First Cash Financial Services, Inc. (a)(c)	23,673	502,341
First Marblehead Corp. (a)(c)	26,295	62,056
Nelnet, Inc. Class A	25,839	406,189
Rewards Network, Inc.	939	13,662
SLM Corp. (a)(c)	345,742	3,865,396
Student Loan Corp.	1,260	45,536
World Acceptance Corp. (a)(c)	25,221	1,053,986
		57,236,177
Diversified Financial Services - 3.8%
Asset Acceptance Capital Corp. (a)(c)	7,523	42,655
Asta Funding, Inc. (c)	5,197	35,028
Bank of America Corp.	7,461,126	124,302,359
CIT Group, Inc. (a)	150,000	5,464,500
Citigroup, Inc. (c)	15,438,299	52,490,217
CME Group, Inc.	50,894	15,354,211
Encore Capital Group, Inc. (a)(c)	11,268	203,275
Interactive Brokers Group, Inc. (a)(c)	44,702	770,215
IntercontinentalExchange, Inc. (a)(c)	54,681	5,866,724
JPMorgan Chase & Co.	2,958,421	124,164,929
Leucadia National Corp. (a)(c)	132,195	3,138,309
Life Partners Holdings, Inc. (c)	17,373	357,536
MarketAxess Holdings, Inc.	26,498	396,410
Marlin Business Services Corp. (a)	13,466	120,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Medallion Financial Corp.	100	$ 809
MicroFinancial, Inc.	100	336
Moody's Corp.	140,000	3,726,800
MSCI, Inc. Class A (a)(c)	72,434	2,171,571
NewStar Financial, Inc. (a)	20,000	125,200
NYSE Euronext	188,669	4,977,088
PHH Corp. (a)(c)	59,148	1,094,829
PICO Holdings, Inc. (a)(c)	13,929	474,143
Portfolio Recovery Associates, Inc. (a)(c)	12,533	668,385
Resource America, Inc. Class A	2,747	11,675
The NASDAQ Stock Market, Inc. (a)	110,764	2,063,533
		348,020,988
Insurance - 4.1%
21st Century Holding Co.	1,486	6,226
AFLAC, Inc.	354,157	17,513,064
Alleghany Corp. (c)	4,397	1,219,068
Allied World Assurance Co. Holdings Ltd.	27,000	1,244,700
Allstate Corp.	390,708	12,209,625
AMBAC Financial Group, Inc. (a)(c)	410,618	291,539
American Equity Investment Life Holding Co.	59,688	525,254
American Financial Group, Inc. (c)	55,143	1,426,549
American Independence Corp. (a)	587	2,671
American International Group, Inc. (a)(c)	92,548	2,292,414
American National Insurance Co.	11,084	1,203,057
American Physicians Capital, Inc.	15,330	435,679
Amerisafe, Inc. (a)(c)	26,805	461,314
Amtrust Financial Services, Inc. (c)	27,691	392,381
Aon Corp.	179,687	7,356,386
Arch Capital Group Ltd. (a)(c)	42,274	3,127,431
Argo Group International Holdings, Ltd.	30,409	846,282
Arthur J. Gallagher & Co. (c)	69,000	1,637,370
Aspen Insurance Holdings Ltd.	70,807	2,001,006
Assurant, Inc.	85,940	2,622,889
Assured Guaranty Ltd. (c)	101,751	2,146,946
Axis Capital Holdings Ltd. (c)	101,545	3,193,590
Baldwin & Lyons, Inc. Class B	4,120	99,622
Berkshire Hathaway, Inc. Class B (a)(c)	1,434,588	114,953,536
Brown & Brown, Inc.	81,000	1,359,180
Cincinnati Financial Corp. (c)	94,540	2,543,126
Citizens, Inc. Class A (a)(c)	10,251	66,426
CNA Financial Corp. (a)(c)	15,858	389,948
CNA Surety Corp. (a)	10,202	164,456
Conseco, Inc. (a)(c)	192,391	958,107
Crawford & Co. Class B (a)(c)	12,173	46,623
Delphi Financial Group, Inc. Class A	36,189	771,911
Donegal Group, Inc. Class A	4,000	58,840
eHealth, Inc. (a)(c)	26,465	441,966
EMC Insurance Group	5,875	119,028
Employers Holdings, Inc.	42,267	557,079

	Shares	Value
Endurance Specialty Holdings Ltd.	38,455	$ 1,478,979
Enstar Group Ltd. (a)(c)	5,811	366,151
Erie Indemnity Co. Class A	22,010	872,036
Everest Re Group Ltd.	42,336	3,616,341
FBL Financial Group, Inc. Class A	15,106	306,954
Fidelity National Financial, Inc. Class A	156,945	2,236,466
First Acceptance Corp. (a)(c)	4,717	10,000
First Mercury Financial Corp.	26,399	375,658
Flagstone Reinsurance Holdings Ltd.	22,474	257,103
FPIC Insurance Group, Inc. (a)(c)	10,826	399,155
Gainsco, Inc. (a)	24	204
Genworth Financial, Inc. Class A (a)(c)	340,077	5,420,827
Greenlight Capital Re, Ltd. (a)(c)	15,000	379,800
Hanover Insurance Group, Inc. (c)	35,000	1,475,250
Harleysville Group, Inc.	9,568	321,006
Hartford Financial Services Group, Inc.	286,090	6,972,013
HCC Insurance Holdings, Inc.	77,000	2,148,300
Hilltop Holdings, Inc. (a)(c)	49,607	593,300
Horace Mann Educators Corp.	44,112	592,865
Independence Holding Co.	2,923	25,489
Infinity Property & Casualty Corp.	16,435	669,726
Investors Title Co.	1,263	43,788
Kansas City Life Insurance Co.	1,314	38,487
Lincoln National Corp. (c)	223,003	5,615,216
Loews Corp.	254,636	9,284,029
Maiden Holdings Ltd.	60,916	427,630
Markel Corp. (a)(c)	6,839	2,412,457
Marsh & McLennan Companies, Inc.	381,000	8,846,820
Max Capital Group Ltd.	52,456	1,266,288
MBIA, Inc. (a)(c)	216,943	1,045,665
Meadowbrook Insurance Group, Inc.	54,430	385,364
Mercury General Corp.	16,723	686,646
MetLife, Inc. (c)	438,139	15,943,878
Montpelier Re Holdings Ltd. (c)	74,764	1,326,313
National Financial Partners Corp. (a)(c)	44,490	511,190
National Security Group, Inc.	1,845	23,653
National Western Life Insurance Co. Class A	1,133	190,219
Navigators Group, Inc. (a)	13,450	509,352
Nymagic, Inc.	5,552	88,110
Old Republic International Corp.	158,026	1,784,114
OneBeacon Insurance Group Ltd.	23,931	363,033
PartnerRe Ltd.	45,306	3,606,811
Phoenix Companies, Inc. (a)(c)	71,358	169,118
Platinum Underwriters Holdings Ltd.	39,456	1,475,260
PMA Capital Corp. Class A (a)	23,448	133,185
Presidential Life Corp.	6,351	62,240
Principal Financial Group, Inc. (c)	226,295	5,252,307
ProAssurance Corp. (a)(c)	21,839	1,164,455
Progressive Corp.	462,697	7,935,254
Protective Life Corp.	64,249	1,179,612
Prudential Financial, Inc. (c)	350,201	18,354,034
Reinsurance Group of America, Inc.	61,109	2,904,511
RenaissanceRe Holdings Ltd.	45,609	2,524,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RLI Corp. (c)	16,051	$ 855,358
Safety Insurance Group, Inc.	17,332	643,710
SeaBright Insurance Holdings, Inc. (a)	44,303	465,625
Selective Insurance Group, Inc. (c)	40,110	650,183
StanCorp Financial Group, Inc. (c)	33,116	1,423,326
State Auto Financial Corp.	7,238	132,745
Stewart Information Services Corp.	24,933	350,558
Symetra Financial Corp.	24,709	320,970
The Chubb Corp. (c)	251,264	12,678,781
The First American Corp. (c)	75,930	2,447,224
The Travelers Companies, Inc.	410,240	21,574,522
Torchmark Corp. (c)	60,491	2,812,832
Tower Group, Inc. (c)	37,952	864,167
Transatlantic Holdings, Inc.	35,420	1,760,374
Unico American Corp.	4,102	39,010
United America Indemnity Ltd. Class A (a)	31,894	258,022
United Fire & Casualty Co.	23,328	396,576
Unitrin, Inc.	41,693	1,007,303
Unum Group (c)	252,914	5,263,140
UTG, Inc. (a)	300	2,640
Validus Holdings Ltd.	75,910	2,124,721
W.R. Berkley Corp. (c)	86,415	2,224,322
Wesco Financial Corp.	700	262,885
White Mountains Insurance Group Ltd. (c)	6,705	2,324,221
XL Capital Ltd. Class A (c)	246,803	4,509,091
Zenith National Insurance Corp. (c)	29,762	1,133,635
		375,282,806
Real Estate Investment Trusts - 2.2%
Acadia Realty Trust (SBI) (c)	35,164	588,294
Agree Realty Corp.	8,779	193,665
Alexanders, Inc. (a)(c)	2,401	701,092
Alexandria Real Estate Equities, Inc. (c)	29,232	1,801,276
AMB Property Corp. (SBI) (c)	99,264	2,416,086
American Campus Communities, Inc. (c)	36,771	1,016,350
American Capital Agency Corp. (c)	34,225	866,577
Annaly Capital Management, Inc. (c)	400,000	7,352,000
Anworth Mortgage Asset Corp.	153,178	1,035,483
Apartment Investment & Management Co. Class A	102,089	1,703,865
Arbor Realty Trust, Inc. (a)(c)	16,496	37,611
Ashford Hospitality Trust, Inc. (a)(c)	84,350	462,238
Associated Estates Realty Corp.	9,366	115,951
AvalonBay Communities, Inc. (c)	56,068	4,565,057
BioMed Realty Trust, Inc. (c)	70,370	1,087,217
Boston Properties, Inc. (c)	99,574	6,764,062
Brandywine Realty Trust (SBI) (c)	94,156	1,055,489
BRE Properties, Inc.	42,020	1,416,494
BRT Realty Trust	6,477	32,579
Camden Property Trust (SBI) (c)	44,453	1,780,343

	Shares	Value
Capital Trust, Inc. Class A (a)(c)	10,158	$ 17,167
CapLease, Inc.	36,578	160,943
Capstead Mortgage Corp. (c)	62,067	772,113
Care Investment Trust, Inc. (c)	10,413	86,636
CBL & Associates Properties, Inc. (c)	115,279	1,370,667
Cedar Shopping Centers, Inc. (c)	41,816	275,567
Chesapeake Lodging Trust (a)	6,355	126,973
Chimera Investment Corp. (c)	423,047	1,692,188
Cohen & Co., Inc. (a)	8,005	68,443
Colonial Properties Trust (SBI) (c)	71,025	837,385
Colony Financial, Inc.	9,187	183,189
Corporate Office Properties Trust (SBI) (c)	35,000	1,289,050
Cousins Properties, Inc. (c)	70,442	506,478
Crexus Investment Corp.	10,069	139,254
DCT Industrial Trust, Inc. (c)	180,385	887,494
Developers Diversified Realty Corp. (c)	124,068	1,316,361
DiamondRock Hospitality Co. (c)	87,952	786,291
Digital Realty Trust, Inc.	47,842	2,467,690
Douglas Emmett, Inc. (c)	104,380	1,470,714
Duke Realty LP (c)	153,138	1,699,832
DuPont Fabros Technology, Inc. (c)	26,350	516,460
EastGroup Properties, Inc. (c)	28,128	1,009,795
Education Realty Trust, Inc.	23,412	127,595
Entertainment Properties Trust (SBI) (c)	30,292	1,157,760
Equity Lifestyle Properties, Inc. (c)	24,648	1,225,992
Equity One, Inc. (c)	14,649	270,567
Equity Residential (SBI) (c)	200,000	7,216,000
Essex Property Trust, Inc. (c)	17,443	1,498,354
Extra Space Storage, Inc.	77,216	870,996
Federal Realty Investment Trust (SBI)	41,592	2,868,184
FelCor Lodging Trust, Inc. (a)(c)	96,391	363,394
First Industrial Realty Trust, Inc. (a)(c)	24,246	134,080
First Potomac Realty Trust	52,304	715,519
Franklin Street Properties Corp. (c)	67,924	880,974
Getty Realty Corp. (c)	26,651	588,721
Gladstone Commercial Corp.	1,075	15,029
Glimcher Realty Trust (c)	20,141	86,606
Government Properties Income Trust	14,127	332,691
Gramercy Capital Corp. (a)	15,559	59,435
Hatteras Financial Corp.	33,076	858,984
HCP, Inc. (c)	209,980	6,043,224
Health Care REIT, Inc. (c)	90,000	3,812,400
Healthcare Realty Trust, Inc.	50,617	1,057,389
Hersha Hospitality Trust	87,818	364,445
Highwoods Properties, Inc. (SBI) (c)	47,000	1,365,350
Home Properties, Inc.	20,000	916,000
Hospitality Properties Trust (SBI) (c)	88,919	1,953,550
Host Hotels & Resorts, Inc. (a)(c)	461,991	5,409,915
HRPT Properties Trust (SBI) (c)	214,406	1,505,130
Inland Real Estate Corp.	49,435	415,254
Invesco Mortgage Capital, Inc.	32,210	731,167
Investors Real Estate Trust (c)	70,014	625,925
iStar Financial, Inc. (a)(c)	83,192	321,953
Kilroy Realty Corp. (c)	46,235	1,309,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. (c)	272,000	$ 3,778,080
Kite Realty Group Trust (c)	25,000	102,750
LaSalle Hotel Properties (SBI) (c)	44,880	871,121
Lexington Corporate Properties Trust	161,242	959,390
Liberty Property Trust (SBI) (c)	82,573	2,553,983
LTC Properties, Inc.	31,300	816,304
Mack-Cali Realty Corp. (c)	54,500	1,827,930
Maguire Properties, Inc. (a)(c)	23,156	34,734
Medical Properties Trust, Inc. (c)	102,197	1,051,607
MFA Financial, Inc.	203,114	1,470,545
Mid-America Apartment Communities, Inc. (c)	25,168	1,307,226
Mission West Properties, Inc.	21,235	145,247
Monmouth Real Estate Investment Corp. Class A (c)	6,448	47,715
National Health Investors, Inc. (c)	21,217	738,564
National Retail Properties, Inc. (c)	52,876	1,122,029
Nationwide Health Properties, Inc.	79,001	2,622,043
Newcastle Investment Corp. (a)	28,577	68,299
NorthStar Realty Finance Corp.	106,156	453,286
Omega Healthcare Investors, Inc. (c)	63,998	1,214,042
One Liberty Properties, Inc. (a)	13,099	128,894
Parkway Properties, Inc.	46,259	767,899
Pebblebrook Hotel Trust (a)	28,263	572,608
Pennsylvania Real Estate Investment Trust (SBI) (c)	63,690	640,085
Pennymac Mortgage Investment Trust	24,813	409,166
Piedmont Office Realty Trust, Inc. Class A	46,715	782,476
Plum Creek Timber Co., Inc. (c)	114,000	4,073,220
Post Properties, Inc. (c)	42,576	819,162
Potlatch Corp.	30,259	999,152
ProLogis Trust (c)	375,335	4,838,068
PS Business Parks, Inc. (c)	15,160	742,840
Public Storage (c)	92,000	7,561,480
RAIT Financial Trust (SBI) (a)	28,276	48,069
Ramco-Gershenson Properties Trust (SBI)	27,394	274,488
Rayonier, Inc. (c)	56,000	2,327,920
Realty Income Corp. (c)	72,902	2,041,256
Redwood Trust, Inc.	60,106	856,511
Regency Centers Corp. (c)	55,782	1,933,962
Resource Capital Corp. (c)	19,474	123,270
Saul Centers, Inc. (c)	10,424	371,928
Senior Housing Properties Trust (SBI) (c)	78,327	1,628,418
Simon Property Group, Inc. (c)	214,242	16,773,006
SL Green Realty Corp. (c)	57,413	2,931,508
Sovran Self Storage, Inc. (c)	25,331	803,753
Starwood Property Trust, Inc.	32,660	611,069
Strategic Hotel & Resorts, Inc. (a)(c)	85,107	229,789
Sun Communities, Inc.	32,457	625,446
Sunstone Hotel Investors, Inc. (a)(c)	71,009	634,820
Tanger Factory Outlet Centers, Inc. (c)	23,479	978,370

	Shares	Value
Taubman Centers, Inc. (c)	36,964	$ 1,431,616
Terreno Realty Corp.	6,755	127,062
The Macerich Co. (c)	73,333	2,613,588
Transcontinental Realty Investors, Inc. (a)(c)	600	7,350
U-Store-It Trust (c)	59,670	388,452
UDR, Inc. (c)	101,880	1,711,584
UMH Properties, Inc.	5,458	43,064
Universal Health Realty Income Trust (SBI)	9,854	333,361
Urstadt Biddle Properties, Inc.	365	5,238
Urstadt Biddle Properties, Inc. Class A	30,152	475,497
Ventas, Inc.	114,000	5,037,660
Vornado Realty Trust (c)	129,673	8,522,110
Walter Investment Management Corp.	14,410	208,657
Washington (REIT) (SBI)	40,563	1,130,085
Weingarten Realty Investors (SBI)	90,424	1,861,830
Winthrop Realty Trust	5,716	67,849
		198,453,371
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(c)	1,964	31,660
Brookfield Properties Corp.	207,660	2,910,891
CB Richard Ellis Group, Inc. Class A (a)(c)	182,302	2,406,386
Consolidated-Tomoka Land Co.	2,829	89,849
Forest City Enterprises, Inc. Class A (a)(c)	83,148	997,776
Forestar Group, Inc. (a)(c)	26,562	471,210
Jones Lang LaSalle, Inc. (c)	30,032	1,912,738
Maui Land & Pineapple, Inc. (a)(c)	300	1,365
Tejon Ranch Co. (a)(c)	10,008	324,259
The St. Joe Co. (a)(c)	66,000	1,815,000
Thomas Properties Group, Inc.	17,236	47,054
		11,008,188
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc. (a)(c)	23,617	26,687
Arlington Asset Investment Corp.	5,868	106,387
Astoria Financial Corp. (c)	81,000	1,074,870
Bank Mutual Corp. (c)	51,972	337,298
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	2,150	2,709
BankFinancial Corp.	10,309	98,966
BCSB Bancorp, Inc. (a)	1,892	18,863
Beneficial Mutual Bancorp, Inc. (a)(c)	40,486	380,164
Berkshire Hills Bancorp, Inc.	10,481	187,400
Brookline Bancorp, Inc., Delaware	88,886	913,748
Camco Financial Corp.	404	1,002
Capitol Federal Financial (c)	19,206	664,912
CFS Bancorp, Inc. (c)	800	2,864
Charter Financial Corp., Georgia	976	9,223
Citizens South Banking Corp., Delaware	4,457	23,221
Clifton Savings Bancorp, Inc.	17,436	155,180
Dime Community Bancshares, Inc. (c)	60,270	731,678
Doral Financial Corp. (a)(c)	1,074	3,362
ESB Financial Corp.	6,022	75,456
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	5,000	$ 58,500
Fannie Mae (a)(c)	968,178	958,496
Farmer Mac Class C (non-vtg.)	7,000	61,180
First Defiance Financial Corp.	3,662	36,034
First Financial Holdings, Inc.	7,180	85,873
First Financial Service Corp. (c)	2,933	27,394
First Niagara Financial Group, Inc. (c)	145,600	2,044,224
First Place Financial Corp.	7,637	26,348
Flagstar Bancorp, Inc. (a)(c)	25,355	16,354
Flushing Financial Corp.	14,744	187,101
Freddie Mac (a)(c)	621,122	732,924
Guaranty Federal Bancshares, Inc. (a)	1,075	5,762
HF Financial Corp.	3,182	32,456
Hingham Institution for Savings	1,751	58,641
Hudson City Bancorp, Inc.	354,456	4,792,245
Indiana Community Bancorp	2,634	21,810
MGIC Investment Corp. (a)(c)	138,604	1,061,707
NASB Financial, Inc.	1,400	26,586
New York Community Bancorp, Inc. (c)	320,000	4,956,800
NewAlliance Bancshares, Inc. (c)	74,000	886,520
Northwest Bancshares, Inc.	36,909	435,895
OceanFirst Financial Corp.	6,806	69,557
Ocwen Financial Corp. (a)(c)	53,024	573,189
Oritani Financial Corp.	4,300	68,112
Pamrapo Bancorp, Inc.	3,273	27,821
Parkvale Financial Corp.	597	4,639
People's United Financial, Inc. (c)	299,363	4,720,955
Provident Financial Holdings, Inc.	1,612	5,255
Provident Financial Services, Inc.	61,712	676,364
Provident New York Bancorp	51,443	448,583
PVF Capital Corp. (a)	4,876	9,508
PVF Capital Corp. rights 3/22/10 (a)	4,876	1,797
Radian Group, Inc. (c)	103,377	1,015,162
Riverview Bancorp, Inc. (a)	7,997	19,513
TF Financial Corp.	1,890	36,005
TFS Financial Corp. (c)	82,949	1,065,895
The PMI Group, Inc. (a)	125,151	350,423
TierOne Corp. (a)	11,942	7,762
Timberland Bancorp, Inc.	5,856	24,185
Tree.com, Inc. (a)	3,810	32,347
Trustco Bank Corp., New York	74,801	452,546
United Community Financial Corp., Ohio (a)	12,927	19,649
ViewPoint Financial Group (c)	10,000	146,100
Washington Federal, Inc. (c)	82,002	1,598,219
Westfield Financial, Inc.	30,000	248,700
WSFS Financial Corp.	4,835	148,386
		33,097,512
TOTAL FINANCIALS		1,528,860,972

	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)(c)	237	$ 367
Abraxis BioScience, Inc. (a)(c)	2,220	71,817
Acadia Pharmaceuticals, Inc. (a)	22,950	30,065
Acorda Therapeutics, Inc. (a)(c)	30,000	905,400
Alexion Pharmaceuticals, Inc. (a)	66,653	3,300,657
Alkermes, Inc. (a)(c)	76,000	870,960
Allos Therapeutics, Inc. (a)(c)	104,713	814,667
Alnylam Pharmaceuticals, Inc. (a)(c)	32,109	559,339
AMAG Pharmaceuticals, Inc. (a)(c)	17,373	663,475
Amgen, Inc. (a)	759,683	43,005,655
Amylin Pharmaceuticals, Inc. (a)(c)	118,586	2,241,275
Anadys Pharmaceuticals, Inc. (a)	20,000	38,600
Antigenics, Inc. (a)	5,388	4,149
Arena Pharmaceuticals, Inc. (a)(c)	152,303	463,001
ARIAD Pharmaceuticals, Inc. (a)(c)	84,946	215,763
ArQule, Inc. (a)(c)	4,060	13,357
Array Biopharma, Inc. (a)	66,004	147,849
AVI BioPharma, Inc. (a)(c)	105,582	152,038
Avigen, Inc. rights (a)	1,600	80
BioCryst Pharmaceuticals, Inc. (a)(c)	46,332	296,525
Biogen Idec, Inc. (a)(c)	215,546	11,857,185
BioMarin Pharmaceutical, Inc. (a)(c)	85,226	1,704,520
Biosante Pharmaceuticals, Inc. (a)	18,904	31,759
BioSphere Medical, Inc. (a)	800	2,496
Cel-Sci Corp. (a)(c)	266,957	181,531
Celera Corp. (a)(c)	65,299	391,141
Celgene Corp. (a)(c)	350,446	20,858,546
Cell Therapeutics, Inc. (a)(c)	615,429	412,337
Celldex Therapeutics, Inc. (a)	1,563	8,034
Cephalon, Inc. (a)(c)	49,000	3,364,830
Cepheid, Inc. (a)(c)	45,427	685,948
Cubist Pharmaceuticals, Inc. (a)(c)	45,855	964,789
Cytokinetics, Inc. (a)	14,366	43,673
Dendreon Corp. (a)(c)	97,379	3,041,146
Dyax Corp. (a)(c)	46,447	162,565
Dynavax Technologies Corp. (a)	152,859	223,174
Emergent BioSolutions, Inc. (a)(c)	21,536	315,718
EntreMed, Inc. (a)	3,700	2,738
Enzon Pharmaceuticals, Inc. (a)(c)	46,219	429,375
Exact Sciences Corp. (a)	3,245	13,337
Exelixis, Inc. (a)(c)	113,877	736,784
Facet Biotech Corp. (a)(c)	16,400	268,796
Genta, Inc. (a)	14	2
GenVec, Inc. (a)(c)	94,694	224,425
Genzyme Corp. (a)(c)	194,146	11,105,151
Geron Corp. (a)(c)	84,098	466,744
Gilead Sciences, Inc. (a)	685,168	32,620,848
GTC Biotherapeutics, Inc. (a)	410	431
GTx, Inc. (a)(c)	15,000	60,000
Halozyme Therapeutics, Inc. (a)(c)	76,820	420,205
Hemispherx Biopharma, Inc. (a)(c)	94,845	64,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	133,260	$ 3,751,269
Idenix Pharmaceuticals, Inc. (a)	4,502	12,245
Idera Pharmaceuticals, Inc. (a)(c)	9,000	43,110
ImmunoGen, Inc. (a)(c)	88,822	587,113
Immunomedics, Inc. (a)	63,727	241,525
Incyte Corp. (a)(c)	111,927	1,193,142
Infinity Pharmaceuticals, Inc. (a)	53	324
InterMune, Inc. (c)	40,081	550,713
Ironwood Pharmaceuticals, Inc. Class A	13,548	176,124
Isis Pharmaceuticals, Inc. (a)(c)	74,678	660,154
Keryx Biopharmaceuticals, Inc. (a)(c)	173,161	436,366
La Jolla Pharmaceutical Co. (a)	2,083	217
Lexicon Pharmaceuticals, Inc. (a)	6,506	11,646
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(c)	116,946	205,825
MannKind Corp. (a)(c)	62,676	626,133
Martek Biosciences (a)(c)	37,649	746,580
Maxygen, Inc. (a)	29,687	159,122
Medivation, Inc. (a)	28,094	1,011,665
Metabolix, Inc. (a)(c)	16,896	161,188
Momenta Pharmaceuticals, Inc. (a)(c)	30,314	443,797
Myriad Genetics, Inc. (a)(c)	72,648	1,670,904
Myriad Pharmaceuticals, Inc. (a)	80,016	384,877
Nabi Biopharmaceuticals (a)(c)	12,447	65,098
Neurocrine Biosciences, Inc. (a)	15,860	41,553
Novavax, Inc. (a)(c)	92,577	200,892
NPS Pharmaceuticals, Inc. (a)	78,167	261,078
Omeros Corp.	5,151	28,897
OncoGenex Pharmaceuticals, Inc. (a)	2,200	36,630
ONYX Pharmaceuticals, Inc. (a)(c)	45,962	1,275,905
Orchid Cellmark, Inc. (a)	3,164	4,683
OREXIGEN Therapeutics, Inc. (a)(c)	39,620	248,814
Orthologic Corp. (a)	7,445	7,743
OSI Pharmaceuticals, Inc. (a)(c)	39,211	1,451,591
Osiris Therapeutics, Inc. (a)(c)	16,000	131,680
PDL BioPharma, Inc.	92,000	644,000
Peregrine Pharmaceuticals, Inc. (a)	1,667	5,401
Pharmasset, Inc. (a)(c)	18,329	388,758
Progenics Pharmaceuticals, Inc. (a)(c)	24,778	107,784
Regeneron Pharmaceuticals, Inc. (a)(c)	51,359	1,256,241
Repligen Corp. (a)	6,096	20,544
Rigel Pharmaceuticals, Inc. (a)(c)	54,426	410,916
Sangamo Biosciences, Inc. (a)(c)	43,327	217,068
Savient Pharmaceuticals, Inc. (a)(c)	51,925	699,949
SciClone Pharmaceuticals, Inc. (a)(c)	7,834	25,774
Seattle Genetics, Inc. (a)(c)	65,830	671,466
Spectrum Pharmaceuticals, Inc. (a)(c)	33,764	153,964
StemCells, Inc. (a)(c)	7,323	8,568
Talecris Biotherapeutics Holdings Corp.	37,742	808,434
Telik, Inc. (a)	13,264	11,142

	Shares	Value
Theravance, Inc. (a)(c)	50,642	$ 551,491
Trimeris, Inc. (a)(c)	16,866	40,816
United Therapeutics Corp. (a)(c)	38,484	2,209,366
Vanda Pharmaceuticals, Inc. (a)(c)	33,405	343,069
Vertex Pharmaceuticals, Inc. (a)(c)	130,851	5,313,859
Vical, Inc. (a)	1,900	6,232
XOMA Ltd. (a)(c)	118,882	56,564
Zymogenetics, Inc. (a)(c)	47,216	252,133
		175,489,913
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)(c)	35,896	911,399
Abiomed, Inc. (a)(c)	42,289	427,542
Accuray, Inc. (a)(c)	40,848	276,541
Align Technology, Inc. (a)(c)	51,536	932,802
American Medical Systems Holdings, Inc. (a)(c)	51,602	935,028
Analogic Corp.	10,743	443,686
Angiodynamics, Inc. (a)(c)	30,684	498,922
ArthroCare Corp. (a)	17,120	454,878
Atrion Corp.	239	37,193
Baxter International, Inc.	456,558	25,991,847
Beckman Coulter, Inc.	48,897	3,205,687
Becton, Dickinson & Co.	169,438	13,194,137
BioLase Technology, Inc. (a)	4,009	8,018
Boston Scientific Corp. (a)(c)	1,129,583	8,742,972
C. R. Bard, Inc. (c)	70,449	5,902,217
Cantel Medical Corp. (c)	25,300	494,615
Cardiac Science Corp. (a)	18,171	38,341
CareFusion Corp. (a)(c)	129,533	3,269,413
Cerus Corp. (a)(c)	7,762	19,017
Conceptus, Inc. (a)(c)	36,912	724,583
CONMED Corp. (a)(c)	22,708	496,851
Cooper Companies, Inc. (c)	29,278	1,172,877
Cryolife, Inc. (a)	24,384	171,907
Cutera, Inc. (a)(c)	17,971	168,927
Cyberonics, Inc. (a)(c)	37,461	668,679
Cynosure, Inc. Class A (a)	4,942	48,876
DENTSPLY International, Inc. (c)	100,849	3,337,093
DexCom, Inc. (a)(c)	35,872	324,283
Edwards Lifesciences Corp. (a)(c)	41,172	3,780,825
ev3, Inc. (a)(c)	68,550	997,403
Exactech, Inc. (a)	2,735	53,032
Fonar Corp. (a)	837	1,138
Gen-Probe, Inc. (a)(c)	36,069	1,625,991
Greatbatch, Inc. (a)(c)	28,241	551,264
Haemonetics Corp. (a)(c)	20,658	1,104,996
HealthTronics, Inc. (a)(c)	8,119	24,519
Hill-Rom Holdings, Inc.	43,235	1,134,486
Hologic, Inc. (a)	196,221	3,384,812
Hospira, Inc. (a)(c)	115,263	6,031,713
ICU Medical, Inc. (a)(c)	21,567	741,258
IDEXX Laboratories, Inc. (a)(c)	39,739	2,098,617
Immucor, Inc. (a)(c)	49,842	963,446
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)(c)	17,937	$ 263,674
Integra LifeSciences Holdings Corp. (a)(c)	16,514	657,257
Intuitive Surgical, Inc. (a)(c)	28,712	9,967,084
Invacare Corp. (c)	38,841	1,059,582
Inverness Medical Innovations, Inc. (a)(c)	59,028	2,303,273
IRIS International, Inc. (a)	23,799	272,975
IVAX Diagnostics, Inc. (a)	3,600	1,800
Kensey Nash Corp. (a)(c)	28,556	630,231
Kewaunee Scientific Corp.	1,601	22,334
Kinetic Concepts, Inc. (a)(c)	41,103	1,723,038
Masimo Corp.	37,353	1,034,305
Medical Action Industries, Inc. (a)	15,016	188,301
Medtronic, Inc.	836,829	36,318,379
Meridian Bioscience, Inc. (c)	41,244	913,967
Merit Medical Systems, Inc. (a)	27,493	404,697
Misonix, Inc. (a)	3,000	6,960
Natus Medical, Inc. (a)(c)	28,650	386,202
Neogen Corp. (a)(c)	25,894	627,412
Neoprobe Corp. (a)	100	200
NuVasive, Inc. (a)(c)	32,642	1,304,048
NxStage Medical, Inc. (a)(c)	36,056	383,996
OraSure Technologies, Inc. (a)(c)	23,767	130,719
Orthofix International NV (a)	22,410	763,957
Osteotech, Inc. (a)	3,427	13,331
Otix Global, Inc. (a)	3,941	3,626
Palomar Medical Technologies, Inc. (a)	10,806	97,578
PLC Systems, Inc. (a)	400	74
Quidel Corp. (a)(c)	47,431	619,449
ResMed, Inc. (a)(c)	57,659	3,291,176
Retractable Technologies, Inc. (a)	6,105	9,096
RTI Biologics, Inc. (a)	25,405	95,269
Sirona Dental Systems, Inc. (a)(c)	18,681	670,461
Somanetics Corp. (a)(c)	11,971	201,831
SonoSite, Inc. (a)(c)	29,185	864,460
St. Jude Medical, Inc. (a)(c)	249,588	9,539,253
Staar Surgical Co. (a)(c)	3,978	14,957
Stereotaxis, Inc. (a)(c)	28,535	135,541
Steris Corp. (c)	32,480	1,026,693
Stryker Corp. (c)	225,866	11,993,485
SurModics, Inc. (a)(c)	22,713	437,452
Symmetry Medical, Inc. (a)	34,161	293,785
Synovis Life Technologies, Inc. (a)	11,000	154,000
Teleflex, Inc.	26,627	1,622,649
The Spectranetics Corp. (a)(c)	20,955	139,141
Theragenics Corp. (a)	1,300	1,846
ThermoGenesis Corp. (a)	73,719	42,005
Thoratec Corp. (a)(c)	39,564	1,141,421
TomoTherapy, Inc. (a)	19,200	63,552
Urologix, Inc. (a)(c)	3,800	5,282
Varian Medical Systems, Inc. (a)(c)	86,977	4,259,264
Volcano Corp. (a)(c)	43,320	891,959

	Shares	Value
West Pharmaceutical Services, Inc. (c)	24,982	$ 973,049
Wright Medical Group, Inc. (a)(c)	34,533	581,881
Young Innovations, Inc.	2,508	67,214
Zimmer Holdings, Inc. (a)(c)	155,240	8,899,909
Zoll Medical Corp. (a)(c)	21,697	562,386
		203,469,297
Health Care Providers & Services - 2.4%
Aetna, Inc. (c)	319,339	9,576,977
Air Methods Corp. (a)(c)	15,951	424,456
Alliance Healthcare Services, Inc. (a)(c)	49,118	245,099
Almost Family, Inc. (a)(c)	11,554	416,637
Amedisys, Inc. (a)(c)	17,439	1,005,358
America Service Group, Inc.	11,000	164,560
American Dental Partners, Inc. (a)(c)	4,710	61,230
AMERIGROUP Corp. (a)(c)	35,062	921,429
AmerisourceBergen Corp. (c)	208,968	5,859,463
AMN Healthcare Services, Inc. (a)(c)	43,361	399,788
AmSurg Corp. (a)(c)	29,663	612,838
Animal Health International, Inc. (a)	5,300	10,653
Assisted Living Concepts, Inc. Class A (a)	9,800	271,166
Bio-Reference Laboratories, Inc. (a)(c)	18,564	735,320
BioScrip, Inc. (a)	8,518	62,948
Brookdale Senior Living, Inc. (a)(c)	34,111	613,316
Capital Senior Living Corp. (a)	30,965	143,058
Cardinal Health, Inc.	270,000	9,171,900
CardioNet, Inc. (a)(c)	27,873	166,959
Catalyst Health Solutions, Inc. (a)	30,014	1,131,228
Centene Corp. (a)	37,731	674,253
Chemed Corp.	15,700	840,892
Chindex International, Inc. (a)(c)	10,687	120,229
CIGNA Corp.	200,212	6,859,263
Clarient, Inc. (a)	3,500	7,455
Community Health Systems, Inc. (a)(c)	67,270	2,305,343
Corvel Corp. (a)	2,959	95,280
Coventry Health Care, Inc. (a)(c)	104,184	2,414,985
Cross Country Healthcare, Inc. (a)(c)	33,894	333,178
DaVita, Inc. (a)(c)	72,804	4,485,454
Dialysis Corp. of America (a)	3,005	20,013
Emdeon, Inc. Class A	33,960	529,776
Emergency Medical Services Corp. Class A (a)	18,209	947,961
Express Scripts, Inc. (a)(c)	193,394	18,567,758
Five Star Quality Care, Inc. (a)	28,197	86,001
Genoptix, Inc. (a)(c)	14,672	477,867
Gentiva Health Services, Inc. (a)(c)	28,072	777,875
Hanger Orthopedic Group, Inc. (a)	31,595	589,247
Health Management Associates, Inc. Class A (a)(c)	199,688	1,455,726
Health Net, Inc. (a)	71,159	1,643,061
HealthSouth Corp. (a)(c)	83,312	1,441,298
Healthspring, Inc. (a)	40,674	748,808
Healthways, Inc. (a)(c)	39,343	590,932
Henry Schein, Inc. (a)(c)	61,518	3,496,068
HMS Holdings Corp. (a)(c)	21,930	1,009,657
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)	7,290	$ 6,415
Humana, Inc. (a)(c)	121,000	5,726,930
InVentiv Health, Inc. (a)(c)	48,357	709,881
IPC The Hospitalist Co., Inc. (a)	11,000	363,660
Kindred Healthcare, Inc. (a)(c)	26,367	459,313
Laboratory Corp. of America Holdings (a)(c)	75,190	5,512,179
Landauer, Inc.	12,764	775,668
LCA-Vision, Inc. (a)	8,343	66,327
LHC Group, Inc. (a)(c)	14,902	448,550
LifePoint Hospitals, Inc. (a)(c)	37,000	1,128,500
Lincare Holdings, Inc. (a)(c)	50,000	2,008,000
Magellan Health Services, Inc. (a)	30,345	1,272,062
McKesson Corp.	202,352	11,969,121
Medcath Corp. (a)(c)	8,479	57,403
Medco Health Solutions, Inc. (a)(c)	363,806	23,007,091
MEDNAX, Inc. (a)	31,000	1,658,500
Molina Healthcare, Inc. (a)(c)	9,814	209,823
MWI Veterinary Supply, Inc. (a)(c)	21,455	883,946
National Healthcare Corp.	4,894	180,050
NightHawk Radiology Holdings, Inc. (a)	15,857	47,095
Odyssey Healthcare, Inc. (a)	41,774	732,298
Omnicare, Inc.	83,000	2,246,810
Owens & Minor, Inc.	32,151	1,435,542
Patterson Companies, Inc. (a)(c)	71,841	2,132,241
PDI, Inc. (a)	1,588	8,273
PharMerica Corp. (a)(c)	33,940	582,071
Providence Service Corp. (a)	15,408	186,591
PSS World Medical, Inc. (a)(c)	43,019	907,271
Psychiatric Solutions, Inc. (a)(c)	34,813	746,739
Quest Diagnostics, Inc. (c)	115,000	6,526,250
RehabCare Group, Inc. (a)(c)	20,335	566,126
ResCare, Inc. (a)	18,619	169,805
Rural/Metro Corp. (a)	7,404	43,906
Select Medical Holdings Corp.	22,061	180,680
Skilled Healthcare Group, Inc. (a)(c)	39,556	255,927
SRI/Surgical Express, Inc. (a)	900	2,286
Sun Healthcare Group, Inc. (a)	34,118	303,309
Sunrise Senior Living, Inc. (a)(c)	36,429	143,166
Team Health Holdings, Inc.	15,989	231,841
Tenet Healthcare Corp. (a)(c)	320,000	1,686,400
Triple-S Management Corp. (a)(c)	23,521	407,619
U.S. Physical Therapy, Inc. (a)	12,075	198,030
UnitedHealth Group, Inc.	871,006	29,492,263
Universal American Financial Corp. (a)	39,049	562,696
Universal Health Services, Inc. Class B	70,000	2,171,400
VCA Antech, Inc. (a)(c)	61,413	1,462,858
Wellcare Health Plans, Inc. (a)(c)	31,976	853,759
WellPoint, Inc. (a)	347,841	21,520,923
		214,760,357

	Shares	Value
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	$ 6,624
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	36,249	648,495
AMICAS, Inc. (a)	9,737	57,156
athenahealth, Inc. (a)(c)	22,920	844,373
Cerner Corp. (a)(c)	47,500	3,940,125
Computer Programs & Systems, Inc. (c)	18,590	668,125
Eclipsys Corp. (a)(c)	40,841	760,051
MedAssets, Inc. (a)(c)	31,260	676,779
Medidata Solutions, Inc.	17,000	262,140
Merge Healthcare, Inc. (a)	11,344	24,276
Omnicell, Inc. (a)(c)	29,246	395,698
Phase Forward, Inc. (a)(c)	49,420	589,581
Quality Systems, Inc.	16,154	924,655
Vital Images, Inc. (a)(c)	11,918	188,781
		9,986,859
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	31,025
Affymetrix, Inc. (a)	95,802	700,313
Albany Molecular Research, Inc. (a)(c)	27,799	249,635
Bio-Rad Laboratories, Inc. Class A (a)(c)	13,098	1,223,222
Bruker BioSciences Corp. (a)(c)	56,937	711,713
Caliper Life Sciences, Inc. (a)	5,632	20,444
Cambrex Corp. (a)	21,547	81,232
Charles River Laboratories International, Inc. (a)(c)	48,000	1,820,160
Covance, Inc. (a)(c)	45,195	2,558,941
Cryo-Cell International, Inc. (a)	9,581	14,467
Dionex Corp. (a)(c)	14,117	964,191
Enzo Biochem, Inc. (a)(c)	17,097	89,417
eResearchTechnology, Inc. (a)	63,136	381,973
Harvard Bioscience, Inc. (a)(c)	786	2,743
Illumina, Inc. (a)(c)	94,356	3,427,010
Kendle International, Inc. (a)	12,762	217,337
Life Technologies Corp. (a)(c)	133,491	6,776,003
Luminex Corp. (a)(c)	37,497	549,331
Mettler-Toledo International, Inc. (a)(c)	23,066	2,292,991
Millipore Corp. (a)	40,500	3,823,605
PAREXEL International Corp. (a)(c)	49,175	990,876
PerkinElmer, Inc. (c)	88,999	1,976,668
Pharmaceutical Product Development, Inc. (c)	74,806	1,575,414
Sequenom, Inc. (a)(c)	154,479	999,479
Strategic Diagnostics, Inc. (a)	3,100	5,177
Techne Corp.	27,995	1,789,440
Thermo Fisher Scientific, Inc. (a)(c)	304,727	14,861,536
Varian, Inc. (a)(c)	25,094	1,296,858
Waters Corp. (a)(c)	70,133	4,184,135
		53,615,336
Pharmaceuticals - 5.3%
Abbott Laboratories	1,171,417	63,584,515
Adolor Corp. (a)	25,094	38,394
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	30,000	$ 45,600
Alexza Pharmaceuticals, Inc. (a)	13,000	33,930
Allergan, Inc.	230,728	13,481,437
ARYx Therapeutics, Inc. (a)(c)	12,000	14,760
Auxilium Pharmaceuticals, Inc. (a)(c)	39,949	1,206,460
AVANIR Pharmaceuticals Class A (a)(c)	21,996	41,133
BioMimetic Therapeutics, Inc. (a)(c)	5,508	64,058
Bristol-Myers Squibb Co.	1,264,986	31,004,807
Cadence Pharmaceuticals, Inc. (a)(c)	22,715	194,895
Columbia Laboratories, Inc. (a)(c)	7,190	8,772
Cornerstone Therapeutics, Inc. (a)	9,000	45,450
CPEX Pharmaceuticals, Inc. (a)	293	4,413
Cumberland Pharmaceuticals, Inc. (c)	3,775	41,903
Cypress Bioscience, Inc. (a)	50,273	263,431
DepoMed, Inc. (a)(c)	8,176	22,402
Discovery Laboratories, Inc. (a)	3,800	1,900
Durect Corp. (a)(c)	39,673	94,818
Eli Lilly & Co. (c)	737,856	25,337,975
Emisphere Technologies, Inc. (a)	3,941	4,887
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,809,421
Forest Laboratories, Inc. (a)(c)	213,220	6,371,014
Harbor BioSciences, Inc. (a)	1,300	611
Hi-Tech Pharmacal Co., Inc. (a)(c)	14,969	321,983
Impax Laboratories, Inc. (a)	30,000	462,300
Inspire Pharmaceuticals, Inc. (a)(c)	47,915	296,115
Jazz Pharmaceuticals, Inc. (a)(c)	15,000	146,700
Johnson & Johnson	2,090,365	131,692,995
King Pharmaceuticals, Inc. (a)(c)	177,000	1,991,250
KV Pharmaceutical Co. Class A (a)(c)	25,710	81,244
Matrixx Initiatives, Inc. (a)	3,709	16,913
MDRNA, Inc. (a)(c)	25,476	26,240
Medicis Pharmaceutical Corp. Class A (c)	45,977	1,034,483
Merck & Co., Inc.	2,289,661	84,442,698
MiddleBrook Pharmaceuticals, Inc. (a)(c)	2,800	1,232
Mylan, Inc. (a)(c)	216,422	4,618,445
Nektar Therapeutics (a)(c)	84,639	1,048,677
Obagi Medical Products, Inc. (a)	10,991	112,438
Optimer Pharmaceuticals, Inc. (a)(c)	20,000	239,000
Pain Therapeutics, Inc. (a)	35,234	213,166
Par Pharmaceutical Companies, Inc. (a)(c)	24,793	620,569
Penwest Pharmaceuticals Co. (a)(c)	3,340	8,350
Perrigo Co.	59,042	2,926,712
Pfizer, Inc.	6,052,472	106,220,884
Pozen, Inc. (a)	20,149	121,095
Questcor Pharmaceuticals, Inc. (a)(c)	62,225	291,213
Repros Therapeutics, Inc. (a)	6,000	4,620
Salix Pharmaceuticals Ltd. (a)(c)	52,287	1,493,317
Santarus, Inc. (a)(c)	14,630	61,592
SuperGen, Inc. (a)	6,806	18,785
The Medicines Company (a)	50,220	386,694

	Shares	Value
Valeant Pharmaceuticals International (a)(c)	56,317	$ 2,096,119
ViroPharma, Inc. (a)(c)	55,000	685,300
Vivus, Inc. (a)(c)	73,666	618,794
Watson Pharmaceuticals, Inc. (a)	75,777	3,015,167
XenoPort, Inc. (a)(c)	26,121	208,968
		489,241,044
TOTAL HEALTH CARE		1,146,562,806
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.4%
AAR Corp. (a)(c)	26,763	606,985
AeroCentury Corp. (a)	800	11,896
AeroVironment, Inc. (a)(c)	15,405	373,571
Alliant Techsystems, Inc. (a)(c)	23,000	1,827,350
American Science & Engineering, Inc.	10,706	795,563
Applied Signal Technology, Inc.	15,269	282,018
Argon ST, Inc. (a)	14,975	368,385
Astronics Corp. (a)(c)	2,747	24,091
BE Aerospace, Inc. (a)(c)	79,310	2,054,129
Ceradyne, Inc. (a)(c)	20,000	450,800
Cubic Corp.	15,635	539,251
Curtiss-Wright Corp. (c)	34,523	1,106,462
DigitalGlobe, Inc.	15,576	371,643
Ducommun, Inc.	11,105	194,226
DynCorp International, Inc. Class A (a)	16,500	184,800
Esterline Technologies Corp. (a)(c)	20,000	823,000
GenCorp, Inc. (non-vtg.) (a)(c)	75,504	326,177
General Dynamics Corp. (c)	244,038	17,704,957
GeoEye, Inc. (a)(c)	33,687	802,424
Goodrich Corp.	89,099	5,847,567
Heico Corp. Class A	13,890	515,319
Herley Industries, Inc. (a)	9,619	129,087
Hexcel Corp. (a)(c)	62,781	691,847
Honeywell International, Inc. (c)	516,846	20,756,535
Innovative Solutions & Support, Inc. (a)	23,580	101,394
ITT Corp.	130,067	6,663,332
Kratos Defense & Security Solutions, Inc. (a)	929	12,151
L-3 Communications Holdings, Inc.	85,000	7,770,700
Ladish Co., Inc. (a)	14,776	248,532
LMI Aerospace, Inc. (a)(c)	8,000	101,520
Lockheed Martin Corp.	229,714	17,862,561
Moog, Inc. Class A (a)(c)	31,269	1,061,895
Northrop Grumman Corp.	218,124	13,362,276
Orbital Sciences Corp. (a)(c)	40,583	748,756
Precision Castparts Corp.	105,352	11,878,438
Raytheon Co. (c)	287,623	16,175,918
Rockwell Collins, Inc.	114,499	6,444,004
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	66,013	1,262,169
Stanley, Inc. (a)	27,041	681,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc. (a)	3,224	$ 8,963
Taser International, Inc. (a)(c)	68,525	518,049
Teledyne Technologies, Inc. (a)(c)	26,970	1,015,960
The Boeing Co. (c)	494,229	31,215,504
TransDigm Group, Inc.	28,909	1,451,810
Triumph Group, Inc.	11,289	590,866
United Technologies Corp. (c)	663,176	45,527,032
		221,491,617
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	43,271
Atlas Air Worldwide Holdings, Inc. (a)(c)	11,680	526,534
C.H. Robinson Worldwide, Inc.	121,402	6,474,369
Dynamex, Inc. (a)	4,777	83,120
Expeditors International of Washington, Inc. (c)	151,500	5,525,205
FedEx Corp.	216,012	18,309,177
Forward Air Corp.	23,713	580,020
Hub Group, Inc. Class A (a)(c)	29,382	792,433
Pacer International, Inc. (a)(c)	34,535	166,113
United Parcel Service, Inc. Class B	527,820	31,004,147
UTI Worldwide, Inc.	83,200	1,242,176
		64,746,565
Airlines - 0.3%
AirTran Holdings, Inc. (a)(c)	69,376	334,392
Alaska Air Group, Inc. (a)(c)	27,766	971,810
Allegiant Travel Co. (a)(c)	12,630	658,528
AMR Corp. (a)(c)	237,532	2,182,919
Continental Airlines, Inc. Class B (a)(c)	103,301	2,134,199
Delta Air Lines, Inc. (a)	567,434	7,331,247
ExpressJet Holdings, Inc. (a)	4,266	15,912
Hawaiian Holdings, Inc. (a)	30,307	235,788
JetBlue Airways Corp. (a)(c)	160,000	844,800
Pinnacle Airlines Corp. (a)	13,246	107,690
Republic Airways Holdings, Inc. (a)(c)	49,898	303,879
SkyWest, Inc. (c)	40,454	597,101
Southwest Airlines Co.	545,000	6,856,100
UAL Corp. (a)(c)	113,896	1,953,316
US Airways Group, Inc. (a)(c)	193,388	1,417,534
		25,945,215
Building Products - 0.1%
AAON, Inc. (c)	23,897	502,793
American Woodmark Corp. (c)	8,120	152,737
Ameron International Corp. (c)	7,610	524,101
Apogee Enterprises, Inc.	31,812	454,593
Armstrong World Industries, Inc. (a)(c)	10,573	389,298
Builders FirstSource, Inc. (a)(c)	18,709	56,127
Gibraltar Industries, Inc. (a)(c)	19,000	221,920
Griffon Corp. (a)(c)	45,173	559,242
Insteel Industries, Inc.	19,514	198,067
Lennox International, Inc. (c)	38,000	1,603,600

	Shares	Value
Masco Corp. (c)	256,452	$ 3,428,763
NCI Building Systems, Inc. (a)(c)	8,960	17,024
Owens Corning (a)(c)	62,035	1,459,684
Quanex Building Products Corp.	28,267	440,400
Simpson Manufacturing Co. Ltd. (c)	24,564	603,783
Trex Co., Inc. (a)(c)	10,000	199,900
Universal Forest Products, Inc. (c)	16,084	566,800
USG Corp. (a)(c)	54,636	736,493
		12,115,325
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (c)	38,140	781,107
ACCO Brands Corp. (a)(c)	27,832	199,555
American Reprographics Co. (a)	18,051	129,245
APAC Customer Services, Inc. (a)(c)	4,300	22,274
ATC Technology Corp. (a)	20,341	455,842
Avery Dennison Corp.	81,950	2,589,620
Bowne & Co., Inc.	31,677	352,565
Casella Waste Systems, Inc. Class A (a)	27,789	125,884
Cenveo, Inc. (a)(c)	19,834	147,962
Cintas Corp.	93,000	2,305,470
Clean Harbors, Inc. (a)(c)	17,000	966,280
Consolidated Graphics, Inc. (a)(c)	10,742	478,449
Copart, Inc. (a)(c)	49,000	1,748,320
Cornell Companies, Inc. (a)	18,922	352,706
Corrections Corp. of America (a)(c)	89,000	1,904,600
Courier Corp.	2,999	46,155
Covanta Holding Corp. (a)(c)	86,846	1,463,355
Deluxe Corp. (c)	56,165	1,008,162
EnergySolutions, Inc.	78,262	475,833
EnerNOC, Inc. (a)(c)	17,720	468,517
Ennis, Inc.	24,766	380,653
Fuel Tech, Inc. (a)	25,272	165,532
G&K Services, Inc. Class A	11,022	275,219
Healthcare Services Group, Inc. (c)	26,140	574,034
Herman Miller, Inc.	40,000	728,000
HNI Corp.	29,786	708,013
InnerWorkings, Inc. (a)(c)	33,190	188,187
Innotrac Corp. (a)	1,400	2,156
Interface, Inc. Class A	32,273	277,548
Intersections, Inc. (a)	8,825	36,712
Iron Mountain, Inc. (c)	129,739	3,357,645
Kimball International, Inc. Class B	18,777	124,116
Knoll, Inc.	31,263	375,781
M&F Worldwide Corp. (a)	9,630	311,916
McGrath RentCorp. (c)	20,429	488,662
Metalico, Inc. (a)(c)	48,325	265,304
Mine Safety Appliances Co.	26,989	685,251
Mobile Mini, Inc. (a)(c)	18,629	253,168
Multi-Color Corp.	6,000	75,840
Pitney Bowes, Inc.	142,259	3,257,731
Protection One, Inc. (a)	1,019	9,497
R.R. Donnelley & Sons Co. (c)	159,272	3,167,920
Republic Services, Inc.	227,000	6,387,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
RINO International Corp. (a)(c)	14,000	$ 282,940
Rollins, Inc. (c)	31,849	676,791
Schawk, Inc. Class A	4,896	64,187
Standard Parking Corp. (a)	3,000	49,260
Standard Register Co. (c)	7,404	40,722
Steelcase, Inc. Class A (c)	73,329	481,772
Stericycle, Inc. (a)(c)	63,000	3,476,340
Superior Uniform Group, Inc.	1,000	9,250
Sykes Enterprises, Inc. (a)	35,744	851,065
Team, Inc. (a)(c)	21,099	382,525
Tetra Tech, Inc. (a)	44,000	920,480
The Brink's Co.	31,000	789,880
The Geo Group, Inc. (a)(c)	45,990	909,222
TRC Companies, Inc. (a)	5,282	15,212
United Stationers, Inc. (a)(c)	13,932	795,657
US Ecology, Inc.	17,056	253,964
Viad Corp.	18,076	345,432
Virco Manufacturing Co.	3,120	11,045
Waste Connections, Inc. (a)(c)	55,000	1,849,100
Waste Management, Inc. (c)	358,942	11,852,265
		62,175,675
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,805,267
Comfort Systems USA, Inc. (c)	50,878	596,290
Dycom Industries, Inc. (a)	30,197	272,679
EMCOR Group, Inc. (a)(c)	53,393	1,229,107
Fluor Corp.	134,457	5,754,760
Furmanite Corp. (a)	20,546	74,377
Granite Construction, Inc. (c)	26,266	725,730
Great Lakes Dredge & Dock Corp.	45,451	205,893
Insituform Technologies, Inc. Class A (a)(c)	24,223	594,917
Integrated Electrical Services, Inc. (a)	13,972	66,227
Jacobs Engineering Group, Inc. (a)(c)	87,151	3,381,459
KBR, Inc.	123,453	2,556,712
Layne Christensen Co. (a)(c)	17,863	492,662
MasTec, Inc. (a)	36,581	484,332
Michael Baker Corp. (a)(c)	7,288	246,626
MYR Group, Inc. (a)	14,365	227,111
Northwest Pipe Co. (a)(c)	12,239	289,208
Orion Marine Group, Inc. (a)	18,394	322,999
Pike Electric Corp. (a)	16,312	137,347
Primoris Services Corp. (c)	8,060	66,011
Quanta Services, Inc. (a)(c)	140,715	2,673,585
Shaw Group, Inc. (a)(c)	57,182	1,984,215
Sterling Construction Co., Inc. (a)(c)	30,094	590,745
Tutor Perini Corp. (a)(c)	26,344	520,821
URS Corp. (a)(c)	60,000	2,790,000
		28,089,080

	Shares	Value
Electrical Equipment - 0.7%
A.O. Smith Corp.	21,401	$ 969,465
A123 Systems, Inc. (c)	21,420	352,787
Active Power, Inc. (a)	10,509	8,197
Acuity Brands, Inc. (c)	36,015	1,403,865
Allied Motion Technologies, Inc. (a)	4,896	17,038
American Superconductor Corp. (a)(c)	35,578	996,184
AMETEK, Inc.	75,500	2,947,520
AZZ, Inc. (c)	14,324	449,917
Baldor Electric Co. (c)	31,504	989,856
Beacon Power Corp. (a)	362	146
Belden, Inc.	34,000	720,120
Brady Corp. Class A (c)	38,539	1,079,863
Broadwind Energy, Inc. (a)(c)	22,000	108,900
C&D Technologies, Inc. (a)(c)	5,300	8,745
Capstone Turbine Corp. (a)(c)	191,870	228,325
Chase Corp. (c)	1,000	12,010
Coleman Cable, Inc. (a)(c)	900	3,897
Emerson Electric Co.	567,000	26,841,780
Encore Wire Corp. (c)	24,064	483,686
Energy Conversion Devices, Inc. (a)(c)	31,072	223,718
Energy Focus, Inc. (a)	3,941	3,818
EnerSys (a)(c)	40,960	933,478
Espey Manufacturing & Electronics Corp.	1,488	29,046
Evergreen Solar, Inc. (a)(c)	178,250	199,640
First Solar, Inc. (a)(c)	35,194	3,727,045
Franklin Electric Co., Inc.	16,711	476,598
FuelCell Energy, Inc. (a)(c)	125,926	353,852
Generac Holdings, Inc.	17,658	237,147
General Cable Corp. (a)(c)	36,000	879,480
GrafTech International Ltd. (a)(c)	90,000	1,124,100
GT Solar International, Inc. (a)(c)	21,000	124,950
Hubbell, Inc. Class B	32,956	1,543,989
II-VI, Inc. (a)(c)	19,194	538,200
LSI Industries, Inc.	12,688	77,777
MagneTek, Inc. (a)	3,582	5,194
Microvision, Inc. (a)(c)	3,976	8,747
Nexxus Lighting, Inc. (a)	2,100	6,279
Nortech Systems, Inc. (a)	1,634	5,098
Plug Power, Inc. (a)	25,662	13,601
Polypore International, Inc. (a)(c)	9,236	138,263
Powell Industries, Inc. (a)(c)	6,051	174,269
Power-One, Inc. (a)(c)	65,606	248,647
PowerSecure International, Inc. (a)(c)	3,463	25,765
Regal-Beloit Corp. (c)	27,000	1,523,340
Rockwell Automation, Inc. (c)	102,649	5,552,284
Roper Industries, Inc. (c)	62,939	3,489,338
Satcon Technology Corp. (a)(c)	1,200	2,808
SL Industries, Inc. (a)	2,508	20,189
SunPower Corp. Class A (a)(c)	68,252	1,279,725
Tech/Ops Sevcon, Inc. (a)	2,508	9,330
Thomas & Betts Corp. (a)(c)	39,000	1,407,900
Ultralife Corp. (a)(c)	15,600	63,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
UQM Technologies, Inc. (a)(c)	3,800	$ 16,606
Valence Technology, Inc. (a)(c)	12,072	11,227
Valpey Fisher Corp. (a)	2,100	2,772
Vicor Corp. (a)	5,067	48,187
Woodward Governor Co. (c)	41,500	1,194,785
		63,343,141
Industrial Conglomerates - 1.9%
3M Co.	483,401	38,744,590
Carlisle Companies, Inc.	41,111	1,410,107
General Electric Co.	7,938,080	127,485,565
McDermott International, Inc. (a)	167,927	3,837,132
Otter Tail Corp. (c)	37,712	753,863
Raven Industries, Inc. (c)	17,449	511,256
Seaboard Corp.	119	151,249
Standex International Corp.	12,568	312,943
Textron, Inc. (c)	197,280	3,929,818
Tredegar Corp. (c)	28,430	476,203
United Capital Corp. (a)	2,262	52,524
		177,665,250
Machinery - 2.0%
3D Systems Corp. (a)(c)	2,508	35,513
Actuant Corp. Class A (c)	40,032	724,980
AGCO Corp. (a)(c)	65,563	2,245,533
Alamo Group, Inc.	8,200	146,042
Albany International Corp. Class A (c)	22,131	427,571
Altra Holdings, Inc. (a)	22,128	255,578
American Railcar Industries, Inc.	10,474	98,979
Ampco-Pittsburgh Corp.	6,549	168,702
Astec Industries, Inc. (a)(c)	13,584	329,955
Badger Meter, Inc.	23,687	851,074
Barnes Group, Inc.	30,587	491,227
Blount International, Inc. (a)(c)	31,035	342,316
Briggs & Stratton Corp.	49,425	865,432
Bucyrus International, Inc. Class A	53,638	3,355,593
Cascade Corp.	10,279	283,906
Caterpillar, Inc. (c)	469,000	26,756,450
Chart Industries, Inc. (a)	22,666	461,480
CIRCOR International, Inc.	15,202	469,894
CLARCOR, Inc. (c)	35,512	1,163,018
Colfax Corp. (a)	22,381	253,577
Columbus McKinnon Corp. (NY Shares) (a)(c)	8,038	115,667
Commercial Vehicle Group, Inc. (a)	19,815	98,481
Crane Co.	36,024	1,140,880
Cummins, Inc.	138,000	7,835,640
Danaher Corp. (c)	186,190	13,772,474
Deere & Co. (c)	313,652	17,972,260
Donaldson Co., Inc.	48,515	2,001,729
Dover Corp.	127,168	5,755,624
Dynamic Materials Corp.	14,847	269,028

	Shares	Value
Eaton Corp.	116,714	$ 7,950,558
Energy Recovery, Inc. (a)(c)	21,981	140,898
EnPro Industries, Inc. (a)(c)	29,592	819,107
ESCO Technologies, Inc. (c)	17,800	582,238
Federal Signal Corp.	42,097	322,884
Flow International Corp. (a)	28,106	90,782
Flowserve Corp.	41,000	4,103,690
Force Protection, Inc. (a)	66,175	354,698
FreightCar America, Inc.	19,278	408,115
Gardner Denver, Inc. (c)	37,000	1,613,570
Gorman-Rupp Co.	13,215	310,553
Graco, Inc. (c)	47,766	1,309,266
Greenbrier Companies, Inc. (c)	4,470	41,079
Hardinge, Inc.	11,551	95,296
Harsco Corp.	62,697	1,882,164
Hurco Companies, Inc. (a)(c)	3,204	55,589
IDEX Corp.	60,393	1,872,183
Illinois Tool Works, Inc. (c)	324,472	14,769,965
John Bean Technologies Corp.	27,405	448,072
Joy Global, Inc.	77,000	3,911,600
K-Tron International, Inc. (a)	3,291	491,873
Kadant, Inc. (a)	14,460	196,367
Kaydon Corp. (c)	23,000	747,500
Kennametal, Inc. (c)	54,000	1,406,700
L.B. Foster Co. Class A (a)	12,372	376,233
Lincoln Electric Holdings, Inc.	30,000	1,431,000
Lindsay Corp. (c)	11,966	440,468
Manitowoc Co., Inc. (c)	105,350	1,228,381
Middleby Corp. (a)(c)	19,442	901,914
Miller Industries, Inc. (a)	360	4,248
Mueller Industries, Inc.	22,488	503,281
Mueller Water Products, Inc. Class A	101,652	470,649
NACCO Industries, Inc. Class A	2,834	132,631
Navistar International Corp. (a)	37,345	1,462,430
NN, Inc. (a)	14,100	50,055
Nordson Corp.	22,618	1,488,264
Omega Flex, Inc. (c)	300	3,096
Oshkosh Co.	65,457	2,495,221
PACCAR, Inc. (c)	253,412	8,958,114
Pall Corp.	82,893	3,271,787
Parker Hannifin Corp. (c)	122,000	7,357,820
Pentair, Inc. (c)	80,000	2,604,800
RBC Bearings, Inc. (a)(c)	25,395	643,255
Robbins & Myers, Inc. (c)	31,812	768,896
Sauer-Danfoss, Inc. (a)(c)	8,867	106,670
Snap-On, Inc.	40,000	1,688,800
SPX Corp.	35,454	2,109,158
Sun Hydraulics Corp. (c)	15,000	362,850
Tecumseh Products Co. Class A (non-vtg.) (a)(c)	21,767	274,482
Tennant Co.	16,284	388,536
Terex Corp. (a)	77,914	1,516,986
The Stanley Works (c)	56,000	3,206,000
Timken Co.	52,000	1,363,960
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Titan International, Inc. (c)	48,293	$ 398,417
Toro Co. (c)	28,710	1,263,814
Trinity Industries, Inc. (c)	57,000	959,310
Twin Disc, Inc.	8,348	91,244
Valmont Industries, Inc. (c)	13,685	974,372
Wabash National Corp. (a)	10,432	30,670
Wabtec Corp. (c)	36,463	1,390,699
Watts Water Technologies, Inc. Class A (c)	14,756	430,285
		183,762,146
Marine - 0.0%
Alexander & Baldwin, Inc. (c)	27,063	870,887
American Commercial Lines, Inc. (a)(c)	12,962	301,367
Eagle Bulk Shipping, Inc. (a)(c)	88,868	464,780
Excel Maritime Carriers Ltd. (a)(c)	46,988	276,759
Genco Shipping & Trading Ltd. (a)(c)	31,967	671,307
Horizon Lines, Inc. Class A	12,977	52,427
International Shipholding Corp.	4,000	112,440
Kirby Corp. (a)(c)	39,326	1,298,151
OceanFreight, Inc. (a)	15,914	12,106
		4,060,224
Professional Services - 0.3%
Administaff, Inc.	13,010	234,440
Advisory Board Co. (a)(c)	16,258	516,354
Barrett Business Services, Inc.	2,508	30,472
CBIZ, Inc. (a)(c)	43,495	270,974
CDI Corp.	7,155	102,245
Comsys IT Partners, Inc. (a)	10,214	178,541
Corporate Executive Board Co.	28,235	646,017
CoStar Group, Inc. (a)(c)	13,226	520,443
CRA International, Inc. (a)	18,135	482,391
Diamond Management & Technology Consultants, Inc.	6,807	49,351
Dun & Bradstreet Corp.	40,000	2,806,400
Equifax, Inc. (c)	91,067	2,937,821
Exponent, Inc. (a)	18,059	480,911
FTI Consulting, Inc. (a)(c)	39,000	1,432,860
GP Strategies Corp. (a)	1,600	12,576
Heidrick & Struggles International, Inc. (c)	25,893	698,334
Hudson Highland Group, Inc. (a)	6,919	30,167
Huron Consulting Group, Inc. (a)(c)	19,198	454,609
ICF International, Inc. (a)(c)	19,900	466,257
IHS, Inc. Class A (a)(c)	33,269	1,723,334
Kelly Services, Inc. Class A (non-vtg.) (a)(c)	22,445	353,060
Kforce, Inc. (a)(c)	30,240	402,797
Korn/Ferry International (a)(c)	29,749	508,113
LECG Corp. (a)	11,382	32,439
Manpower, Inc. (c)	55,699	2,869,612
MISTRAS Group, Inc.	11,517	157,092

	Shares	Value
Monster Worldwide, Inc. (a)(c)	84,001	$ 1,171,814
Navigant Consulting, Inc. (a)(c)	34,325	399,200
On Assignment, Inc. (a)	30,613	201,740
RCM Technologies, Inc. (a)	1,400	3,850
Resources Connection, Inc. (a)(c)	37,123	632,576
Robert Half International, Inc.	113,000	3,152,700
School Specialty, Inc. (a)	11,351	242,344
Spherion Corp. (a)	36,388	286,374
Spherix, Inc. (a)	2,713	3,744
Towers Watson & Co.	31,000	1,369,270
TrueBlue, Inc. (a)(c)	31,970	424,242
Verisk Analytics, Inc.	63,445	1,795,494
Volt Information Sciences, Inc. (a)	2,508	26,710
		28,107,668
Road & Rail - 0.8%
AMERCO (a)(c)	5,493	287,998
Arkansas Best Corp. (c)	14,333	376,098
Avis Budget Group, Inc. (a)(c)	91,148	958,877
Celadon Group, Inc. (a)	4,374	53,450
Con-way, Inc. (c)	37,475	1,217,563
Covenant Transport Group, Inc. Class A (a)	2,866	13,155
CSX Corp.	295,742	14,035,915
Dollar Thrifty Automotive Group, Inc. (a)(c)	21,490	645,560
Genesee & Wyoming, Inc. Class A (a)(c)	22,228	707,962
Heartland Express, Inc. (c)	37,647	576,376
Hertz Global Holdings, Inc. (a)(c)	129,832	1,220,421
J.B. Hunt Transport Services, Inc. (c)	63,408	2,249,716
Kansas City Southern (a)(c)	66,495	2,280,779
Knight Transportation, Inc.	37,691	744,397
Landstar System, Inc. (c)	37,300	1,487,897
Marten Transport Ltd. (a)	18,707	352,440
Norfolk Southern Corp.	270,000	13,886,100
Old Dominion Freight Lines, Inc. (a)(c)	16,944	520,859
Quality Distribution, Inc. (a)	633	2,602
RailAmerica, Inc.	16,546	195,905
Ryder System, Inc. (c)	42,000	1,482,180
Saia, Inc. (a)(c)	13,559	171,657
Union Pacific Corp.	375,772	25,315,760
Werner Enterprises, Inc. (c)	38,825	866,186
YRC Worldwide, Inc. (a)	73,723	33,994
		69,683,847
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	83,607
Aircastle Ltd. (c)	24,900	242,277
Applied Industrial Technologies, Inc. (c)	27,153	612,029
Beacon Roofing Supply, Inc. (a)(c)	54,931	955,799
BlueLinx Corp. (a)	10,747	37,292
Fastenal Co. (c)	101,000	4,481,370
GATX Corp.	33,347	888,698
H&E Equipment Services, Inc. (a)	20,181	196,159
Houston Wire & Cable Co.	12,212	149,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)(c)	23,660	$ 418,782
Kaman Corp. (c)	19,994	478,856
Lawson Products, Inc.	2,164	38,368
MSC Industrial Direct Co., Inc. Class A (c)	29,000	1,321,530
RSC Holdings, Inc. (a)	36,805	259,475
Rush Enterprises, Inc. Class A (a)(c)	29,403	321,375
TAL International Group, Inc. (c)	19,431	354,227
Titan Machinery, Inc. (a)(c)	22,348	266,165
United Rentals, Inc. (a)	47,069	355,371
W.W. Grainger, Inc. (c)	42,021	4,271,435
Watsco, Inc. (c)	19,797	1,145,058
WESCO International, Inc. (a)(c)	28,000	808,920
Willis Lease Finance Corp. (a)	1,200	20,412
		17,707,046
TOTAL INDUSTRIALS		958,892,799
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.3%
3Com Corp. (a)(c)	336,728	2,569,235
Acme Packet, Inc. (a)(c)	28,974	482,997
ADC Telecommunications, Inc. (a)(c)	85,518	542,184
Adtran, Inc. (c)	45,000	1,052,100
Airvana, Inc. (a)	25,572	195,114
Alliance Fiber Optic Products, Inc.	2,400	2,904
AltiGen Communications, Inc. (a)	3,200	2,336
Anaren, Inc. (a)	27,831	342,321
Arris Group, Inc. (a)(c)	85,448	881,823
Aruba Networks, Inc. (a)(c)	55,800	654,534
Aviat Networks, Inc. (a)(c)	77,479	476,496
Bel Fuse, Inc. Class B (non-vtg.)	8,180	185,931
BigBand Networks, Inc. (a)(c)	52,482	151,148
Black Box Corp.	20,932	605,563
Blonder Tongue Laboratories, Inc. (a)	3,900	3,939
Blue Coat Systems, Inc. (a)(c)	35,999	1,043,251
Brocade Communications Systems, Inc. (a)(c)	303,407	1,765,829
Ciena Corp. (a)(c)	88,447	1,268,330
Cisco Systems, Inc. (a)(c)	4,325,113	105,229,999
Comarco, Inc. (a)	450	1,395
CommScope, Inc. (a)	63,865	1,627,919
Communications Systems, Inc.	2,718	32,507
Comtech Telecommunications Corp. (a)(c)	26,101	825,314
DG FastChannel, Inc. (a)(c)	22,521	729,455
Digi International, Inc. (a)	24,959	253,334
Ditech Networks, Inc. (a)	8,447	10,643
EchoStar Holding Corp. Class A (a)	40,085	807,312
EMCORE Corp. (a)(c)	46,234	54,556
EMS Technologies, Inc. (a)	24,115	330,858
Emulex Corp. (a)	68,229	866,508

	Shares	Value
Entrada Networks, Inc. (a)	150	$ 1
Extreme Networks, Inc. (a)	81,024	222,816
F5 Networks, Inc. (a)(c)	56,869	3,173,290
Finisar Corp. (a)(c)	44,205	553,889
Globecomm Systems, Inc. (a)	13,582	103,631
Harmonic, Inc. (a)(c)	87,814	576,060
Harris Corp. (c)	95,000	4,295,900
Hughes Communications, Inc. (a)(c)	3,000	84,510
Infinera Corp. (a)(c)	69,196	524,506
InterDigital, Inc. (a)(c)	34,017	872,536
Ixia (a)	28,654	221,782
JDS Uniphase Corp. (a)(c)	212,652	2,281,756
Juniper Networks, Inc. (a)(c)	395,453	11,064,775
KVH Industries, Inc. (a)	1,838	22,424
Lantronix, Inc. (a)	83	301
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	246,870
Motorola, Inc. (a)(c)	1,610,609	10,887,717
NETGEAR, Inc. (a)(c)	56,887	1,442,085
Network Engines, Inc. (a)	2,300	4,462
Network Equipment Technologies, Inc. (a)	17,660	90,066
NumereX Corp. Class A (a)	3,105	12,824
Occam Networks, Inc. (a)	85	600
Oclaro, Inc. (a)	71,776	139,245
Oplink Communications, Inc. (a)(c)	17,767	274,322
Opnext, Inc. (a)	11,814	24,101
Optelecom Nkf, Inc. (a)	529	1,285
Optical Cable Corp. (a)	656	2,001
ORBCOMM, Inc. (a)	23,301	56,388
Palm, Inc. (a)(c)	141,640	864,004
Parkervision, Inc. (a)(c)	17,441	30,522
PC-Tel, Inc. (a)	2,627	15,998
Performance Technologies, Inc. (a)	3,463	9,419
Plantronics, Inc.	36,731	1,044,262
Polycom, Inc. (a)(c)	61,510	1,606,026
Powerwave Technologies, Inc. (a)	103,954	121,626
QUALCOMM, Inc.	1,223,148	44,877,300
Riverbed Technology, Inc. (a)(c)	43,842	1,194,695
SCM Microsystems, Inc. (a)	600	990
SeaChange International, Inc. (a)	20,553	145,515
Sonus Networks, Inc. (a)(c)	232,659	495,564
Sycamore Networks, Inc.	16,176	311,550
Symmetricom, Inc. (a)	25,258	148,264
Tekelec (a)(c)	52,160	861,683
Tellabs, Inc.	242,872	1,678,246
Telular Corp. (a)	2,100	9,450
Tollgrade Communications, Inc. (a)	2,548	16,613
UTStarcom, Inc. (a)(c)	75,765	165,168
ViaSat, Inc. (a)(c)	20,420	620,768
Westell Technologies, Inc. Class A (a)	4,212	5,855
Zoom Technologies, Inc. (a)(c)	28,169	168,732
		214,568,228
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.8%
3PAR, Inc. (a)(c)	27,667	$ 255,366
ActivIdentity Corp. (a)(c)	55,312	137,727
Adaptec, Inc. (a)(c)	132,864	409,221
Apple, Inc. (a)	667,749	136,634,800
Astro-Med, Inc.	5,359	38,853
Avid Technology, Inc. (a)(c)	21,770	292,807
Compellent Technologies, Inc. (a)	21,790	338,399
Concurrent Computer Corp. (a)	1,148	5,292
Cray, Inc. (a)	27,805	145,698
Datalink Corp. (a)	2,627	10,928
Dataram Corp. (a)(c)	3,881	10,595
Dell, Inc. (a)(c)	1,284,872	16,998,857
Diebold, Inc. (c)	44,317	1,283,420
Dot Hill Systems Corp. (a)	5,816	9,538
Electronics for Imaging, Inc. (a)(c)	64,810	768,647
EMC Corp. (a)(c)	1,515,490	26,505,920
Hauppauge Digital, Inc. (a)	500	444
Hewlett-Packard Co.	1,782,073	90,511,488
Hutchinson Technology, Inc. (a)(c)	11,789	77,807
Hypercom Corp. (a)	9,287	32,226
iGO, Inc. (a)	6,906	8,149
Imation Corp. (a)	17,514	161,129
Immersion Corp. (a)(c)	36,085	147,588
Intermec, Inc. (a)(c)	33,285	473,978
International Business Machines Corp.	999,121	127,048,226
Interphase Corp. (a)	2,276	5,212
Intevac, Inc. (a)(c)	15,683	222,228
LaserCard Corp. (a)	2,369	14,806
Lexmark International, Inc. Class A (a)(c)	57,487	1,937,887
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(c)	102,146	1,289,083
NetApp, Inc. (a)(c)	243,854	7,318,059
Novatel Wireless, Inc. (a)(c)	32,010	213,187
Overland Storage, Inc. (a)	693	1,435
Presstek, Inc. (a)	8,481	24,595
QLogic Corp. (a)(c)	95,448	1,737,154
Quantum Corp. (a)(c)	145,293	360,327
Rimage Corp. (a)	7,000	103,530
SanDisk Corp. (a)(c)	169,071	4,925,038
Scan-Optics, Inc. (a)	300	0
Seagate Technology (c)	368,586	7,338,547
Silicon Graphics International Corp. (a)	29,148	313,050
STEC, Inc. (a)(c)	30,010	308,503
Stratasys, Inc. (a)(c)	27,535	726,098
Super Micro Computer, Inc. (a)(c)	15,000	225,150
Synaptics, Inc. (a)(c)	23,677	632,176
Teradata Corp. (a)	126,224	3,848,570
Video Display Corp. (a)	3,439	16,301
ViewCast.com, Inc. (a)	13,700	1,988
Western Digital Corp. (a)(c)	167,368	6,465,426
		440,335,453

	Shares	Value
Electronic Equipment & Components - 0.9%
Acacia Research Corp. - Acacia Technologies (a)(c)	35,320	$ 350,374
Advanced Photonix, Inc. Class A (a)	5,286	3,119
Agilent Technologies, Inc. (a)(c)	245,983	7,738,625
Agilysys, Inc.	29,574	322,948
American Technology Corp. (a)(c)	900	1,566
Amphenol Corp. Class A	123,000	5,122,950
Anixter International, Inc. (a)(c)	21,000	876,540
Arrow Electronics, Inc. (a)	80,391	2,267,830
Avnet, Inc. (a)	100,088	2,763,430
AVX Corp.	28,540	351,042
Axcess, Inc. (a)	1,600	912
Benchmark Electronics, Inc. (a)(c)	61,344	1,214,611
Brightpoint, Inc. (a)(c)	59,347	423,144
CalAmp Corp. (a)	3,621	10,175
Checkpoint Systems, Inc. (a)	28,100	579,422
Clearfield, Inc. (a)	2,800	8,092
Cogent, Inc. (a)(c)	35,833	354,747
Cognex Corp.	28,237	533,679
Coherent, Inc. (a)	23,737	754,599
Corning, Inc.	1,172,574	20,672,480
CTS Corp.	21,333	169,811
Daktronics, Inc. (c)	37,452	283,512
Dolby Laboratories, Inc. Class A (a)(c)	35,000	1,864,450
DTS, Inc. (a)(c)	21,936	701,952
Echelon Corp. (a)(c)	28,938	237,870
Electro Rent Corp.	2,627	30,552
Electro Scientific Industries, Inc. (a)(c)	25,174	314,927
Entorian Technologies, Inc. (a)	46	200
FARO Technologies, Inc. (a)	21,693	519,330
FLIR Systems, Inc. (a)(c)	110,449	2,961,138
Frequency Electronics, Inc. (a)	500	2,440
Gerber Scientific, Inc. (a)(c)	4,538	28,544
Giga-Tronics, Inc. (a)	3,000	6,870
GTSI Corp. (a)	2,376	13,424
IEC Electronics Corp. (a)	100	564
Ingram Micro, Inc. Class A (a)	100,872	1,785,434
Insight Enterprises, Inc. (a)(c)	30,442	389,353
IPG Photonics Corp. (a)(c)	19,405	306,987
Iteris, Inc. (a)	1,200	1,752
Itron, Inc. (a)(c)	26,655	1,784,552
Jabil Circuit, Inc.	143,547	2,177,608
Keithley Instruments, Inc.	11,433	82,203
L-1 Identity Solutions, Inc. (a)(c)	60,627	516,542
LeCroy Corp. (a)	2,030	7,937
LightPath Technologies, Inc. Class A (a)	437	1,285
Littelfuse, Inc. (a)	28,850	1,026,772
LoJack Corp. (a)	24,509	104,899
Mace Security International, Inc. (a)	1,100	990
Maxwell Technologies, Inc. (a)(c)	16,314	226,112
Measurement Specialties, Inc. (a)	9,947	141,048
Mercury Computer Systems, Inc. (a)	16,844	205,834
Mesa Laboratories, Inc.	2,540	65,735
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Methode Electronics, Inc. Class A	32,238	$ 401,041
Micronetics, Inc. (a)	1,137	4,548
MOCON, Inc.	2,570	26,779
Molex, Inc. (c)	100,000	2,045,000
MTS Systems Corp.	19,462	529,756
Multi-Fineline Electronix, Inc. (a)	11,912	259,682
National Instruments Corp. (c)	42,603	1,347,107
Newport Corp. (a)	27,067	285,286
NU Horizons Electronics Corp. (a)	4,122	17,931
OSI Systems, Inc. (a)(c)	24,345	750,800
Park Electrochemical Corp. (c)	18,978	515,822
PC Connection, Inc. (a)	2,687	16,874
PC Mall, Inc. (a)	500	2,330
Planar Systems, Inc. (a)(c)	2,649	7,020
Plexus Corp. (c)	30,922	1,066,500
RadiSys Corp. (a)(c)	4,060	33,414
Research Frontiers, Inc. (a)(c)	2,000	5,660
Richardson Electronics Ltd.	2,923	22,975
Rofin-Sinar Technologies, Inc. (a)(c)	19,978	409,349
Rogers Corp. (a)(c)	21,541	591,300
Sanmina-SCI Corp. (a)	72,164	1,193,593
ScanSource, Inc. (a)(c)	22,961	596,986
SMART Modular Technologies (WWH), Inc. (a)	9,803	62,739
Spectrum Control, Inc. (a)	1,791	20,704
SYNNEX Corp. (a)(c)	17,416	498,794
Tech Data Corp. (a)	35,292	1,511,909
Technitrol, Inc. (c)	21,812	95,973
Trimble Navigation Ltd. (a)(c)	84,063	2,258,773
TTM Technologies, Inc. (a)(c)	52,954	452,227
Universal Display Corp. (a)(c)	23,490	247,350
Viasystems Group, Inc. (a)	162	3,535
Vishay Intertechnology, Inc. (a)(c)	175,993	1,803,928
X-Rite, Inc. (a)	29,750	88,358
Zygo Corp. (a)	11,433	112,043
		77,596,998
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(c)	133,809	3,519,177
Ancestry.com, Inc. (c)	5,542	88,284
AOL, Inc. (a)	79,455	1,968,895
Archipelago Learning, Inc.	8,572	155,753
Art Technology Group, Inc. (a)(c)	138,322	549,138
Autobytel, Inc. (a)	6,680	7,148
Communication Intelligence Corp. (a)	3,800	418
comScore, Inc. (a)	24,813	385,098
Constant Contact, Inc. (a)(c)	25,942	484,337
DealerTrack Holdings, Inc. (a)(c)	56,207	799,264
Digital River, Inc. (a)(c)	26,281	690,927
DivX, Inc. (a)(c)	15,267	92,213
EarthLink, Inc.	92,443	770,975
EasyLink Services International Corp. (a)	600	1,230

	Shares	Value
eBay, Inc. (a)	813,566	$ 18,728,289
Equinix, Inc. (a)(c)	27,000	2,550,690
Google, Inc. Class A (a)	173,084	91,180,651
GSI Commerce, Inc. (a)(c)	40,593	1,013,607
IAC/InterActiveCorp (a)	58,291	1,305,135
iMergent, Inc.	7,660	53,314
InfoSpace, Inc. (a)	38,127	384,320
Innodata Isogen, Inc. (a)	10,986	54,271
Internap Network Services Corp. (a)(c)	31,452	158,204
Internet America, Inc. (a)	4,200	1,596
Internet Capital Group, Inc. (a)	38,165	259,522
iPass, Inc.	26,101	27,928
j2 Global Communications, Inc. (a)(c)	31,250	678,125
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	220,402
Liquidity Services, Inc. (a)	10,000	123,000
LogMeIn, Inc.	14,000	262,640
LoopNet, Inc. (a)	38,132	360,347
Marchex, Inc. Class B	33,368	171,512
ModusLink Global Solutions, Inc. (a)	27,194	269,221
Move, Inc. (a)	91,866	144,230
NIC, Inc. (c)	56,640	423,101
Onstream Media Corp. (a)	206	82
OpenTable, Inc.	11,556	393,828
Openwave Systems, Inc. (a)(c)	28,230	73,116
Perficient, Inc. (a)(c)	16,992	188,611
QuinStreet, Inc.	714	10,424
Rackspace Hosting, Inc. (a)(c)	64,626	1,281,534
RealNetworks, Inc. (a)(c)	104,429	480,373
Saba Software, Inc. (a)	3,088	15,625
SAVVIS, Inc. (c)	49,706	700,358
Selectica, Inc. (a)	643	2,572
Support.com, Inc. (a)	12,011	35,312
Switch & Data Facilities Co., Inc. (a)	18,195	325,509
Terremark Worldwide, Inc. (a)(c)	35,051	252,367
The Knot, Inc. (a)(c)	26,713	204,354
TheStreet.com, Inc.	4,299	15,089
United Online, Inc.	83,735	524,181
ValueClick, Inc. (a)(c)	64,977	616,632
VeriSign, Inc. (a)(c)	138,500	3,451,420
Vocus, Inc. (a)	27,197	387,013
Web.com, Inc. (a)	15,761	75,022
WebMD Health Corp. (a)(c)	40,840	1,759,387
WebMediaBrands, Inc. (a)	1,200	1,104
Yahoo!, Inc. (a)	978,797	14,985,382
Zix Corp. (a)(c)	10,905	21,047
		153,683,304
IT Services - 1.5%
Acxiom Corp. (a)(c)	49,085	827,573
Alliance Data Systems Corp. (a)(c)	44,989	2,494,190
Automatic Data Processing, Inc.	381,470	15,872,967
Broadridge Financial Solutions, Inc.	105,000	2,209,200
CACI International, Inc. Class A (a)(c)	21,000	1,040,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Ciber, Inc. (a)(c)	62,714	$ 233,923
Cognizant Technology Solutions Corp. Class A (a)(c)	220,454	10,610,451
Computer Sciences Corp. (a)	114,000	5,904,060
Convergys Corp. (a)(c)	93,827	1,157,825
CSG Systems International, Inc. (a)	23,020	463,162
CSP, Inc. (a)	4,299	14,789
CyberSource Corp. (a)(c)	60,885	1,042,960
DST Systems, Inc. (a)(c)	27,403	1,053,097
Dynamics Research Corp. (a)	2,841	29,262
Echo Global Logistics, Inc.	4,308	48,723
Edgewater Technology, Inc. (a)	3,344	10,032
eLoyalty Corp. (a)	5,011	24,604
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(c)	42,896	777,276
Fidelity National Information Services, Inc.	243,000	5,477,220
Fiserv, Inc. (a)(c)	117,000	5,642,910
Forrester Research, Inc. (a)	12,145	363,743
Gartner, Inc. Class A (a)(c)	46,439	1,104,784
Genpact Ltd. (a)(c)	45,700	689,613
Global Cash Access Holdings, Inc. (a)	36,284	271,767
Global Payments, Inc.	59,000	2,525,790
Hackett Group, Inc. (a)(c)	2,704	7,436
Heartland Payment Systems, Inc. (c)	35,890	548,758
Hewitt Associates, Inc. Class A (a)	62,000	2,355,380
iGate Corp.	5,233	47,830
infoGROUP, Inc. (a)	18,601	149,366
Integral Systems, Inc. (a)(c)	21,096	180,582
Lender Processing Services, Inc.	73,000	2,787,140
Lionbridge Technologies, Inc. (a)(c)	21,896	70,067
ManTech International Corp. Class A (a)(c)	16,496	814,572
Mastech Holdings, Inc. (a)	348	1,496
MasterCard, Inc. Class A (c)	73,021	16,383,722
Maximus, Inc.	18,351	1,056,651
MoneyGram International, Inc. (a)(c)	39,244	108,706
NCI, Inc. Class A (a)(c)	14,263	401,789
NeuStar, Inc. Class A (a)(c)	56,000	1,298,080
Online Resources Corp. (a)	30,570	112,192
Paychex, Inc. (c)	241,025	7,216,289
PFSweb, Inc. (a)	2,111	5,489
RightNow Technologies, Inc. (a)(c)	24,176	376,179
SAIC, Inc. (a)(c)	135,107	2,661,608
Sapient Corp.	95,545	861,816
SRA International, Inc. Class A (a)	32,151	612,798
StarTek, Inc. (a)	2,269	14,817
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	15,040	509,856
Teletech Holdings, Inc. (a)(c)	22,443	392,528
The Management Network Group, Inc. (a)	240	535

	Shares	Value
The Western Union Co. (c)	506,917	$ 7,999,150
TNS, Inc. (a)	28,980	684,797
Total System Services, Inc. (c)	141,339	2,012,667
TSR, Inc.	100	221
Unisys Corp. (a)	23,868	833,232
VeriFone Holdings, Inc. (a)(c)	60,045	1,158,869
Visa, Inc. Class A (c)	325,101	27,724,613
Wilhelmina International, Inc. (a)	1,200	132
Wright Express Corp. (a)(c)	25,873	732,723
		140,012,767
Office Electronics - 0.1%
Xerox Corp.	947,238	8,875,620
Zebra Technologies Corp. Class A (a)(c)	45,996	1,314,106
		10,189,726
Semiconductors & Semiconductor Equipment - 2.7%
Actel Corp. (a)	29,247	374,654
Advanced Analogic Technologies, Inc. (a)	28,971	95,025
Advanced Energy Industries, Inc. (a)(c)	36,156	524,985
Advanced Micro Devices, Inc. (a)(c)	456,333	3,609,594
AEHR Test Systems (a)	3,637	9,274
Aetrium, Inc. (a)	2,400	7,056
Altera Corp. (c)	200,000	4,886,000
Amkor Technology, Inc. (a)(c)	92,060	554,201
Amtech Systems, Inc. (a)(c)	4,180	36,282
ANADIGICS, Inc. (a)(c)	46,131	189,598
Analog Devices, Inc.	199,979	5,847,386
Applied Materials, Inc.	973,815	11,919,496
Applied Micro Circuits Corp. (a)(c)	44,590	398,635
Atheros Communications, Inc. (a)(c)	44,479	1,596,351
Atmel Corp. (a)(c)	282,925	1,275,992
ATMI, Inc. (a)(c)	27,202	458,082
Axcelis Technologies, Inc. (a)	87,927	145,080
AXT, Inc. (a)	6,090	21,315
Broadcom Corp. Class A	303,576	9,508,000
Brooks Automation, Inc. (a)	54,086	467,303
Cabot Microelectronics Corp. (a)(c)	28,192	997,997
Cavium Networks, Inc. (a)(c)	42,346	1,012,069
Ceva, Inc. (a)	3,705	43,311
Cirrus Logic, Inc. (a)(c)	72,913	520,599
Cohu, Inc.	21,049	282,057
Conexant Systems, Inc. (a)	15,804	75,543
Cree, Inc. (a)(c)	70,855	4,806,095
Cymer, Inc. (a)(c)	29,899	936,437
Cypress Semiconductor Corp. (a)(c)	108,413	1,283,610
Diodes, Inc. (a)(c)	31,285	613,499
DSP Group, Inc. (a)	29,152	213,684
Entegris, Inc. (a)	120,306	538,971
Exar Corp. (a)	31,629	233,738
Fairchild Semiconductor International, Inc. (a)(c)	113,948	1,175,943
FEI Co. (a)	29,919	636,676
FormFactor, Inc. (a)(c)	40,019	658,313
FSI International, Inc. (a)	5,015	14,142
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)(c)	17,471	$ 729,240
Ikanos Communications, Inc. (a)	40,760	103,123
Integrated Device Technology, Inc. (a)	138,543	757,830
Integrated Silicon Solution, Inc. (a)	3,011	24,720
Intel Corp.	4,178,536	85,785,344
International Rectifier Corp. (a)(c)	56,202	1,136,966
Intersil Corp. Class A	90,212	1,338,746
Intest Corp. (a)	2,530	3,922
IXYS Corp. (a)	43,219	367,794
KLA-Tencor Corp. (c)	114,466	3,334,395
Kopin Corp. (a)	11,225	42,655
Kulicke & Soffa Industries, Inc. (a)	45,820	301,496
Lam Research Corp. (a)(c)	89,276	3,027,349
Lattice Semiconductor Corp. (a)	90,325	259,233
Linear Technology Corp. (c)	146,395	3,977,552
LSI Corp. (a)(c)	463,843	2,500,114
LTX-Credence Corp. (a)	102,392	318,439
Marvell Technology Group Ltd. (a)	380,886	7,358,718
Mattson Technology, Inc. (a)	45,794	168,980
Maxim Integrated Products, Inc.	220,000	4,074,400
MEMC Electronic Materials, Inc. (a)(c)	156,460	1,894,731
Micrel, Inc.	38,851	382,682
Microchip Technology, Inc. (c)	128,884	3,487,601
Micron Technology, Inc. (a)(c)	608,179	5,510,102
Microsemi Corp. (a)(c)	61,682	956,688
Microtune, Inc. (a)(c)	70,701	167,561
Mindspeed Technologies, Inc. (a)	6,021	47,144
MIPS Technologies, Inc. (a)	7,762	32,678
MKS Instruments, Inc. (a)(c)	43,222	779,293
Monolithic Power Systems, Inc. (a)(c)	41,045	833,624
MoSys, Inc. (a)	5,107	18,641
Nanometrics, Inc. (a)(c)	33,344	315,768
National Semiconductor Corp. (c)	163,098	2,361,659
Netlogic Microsystems, Inc. (a)(c)	25,704	1,392,900
Novellus Systems, Inc. (a)(c)	77,164	1,706,868
NVE Corp. (a)(c)	5,000	222,300
NVIDIA Corp. (a)(c)	404,336	6,550,243
Omnivision Technologies, Inc. (a)(c)	54,447	791,115
ON Semiconductor Corp. (a)(c)	307,507	2,447,756
PDF Solutions, Inc. (a)	5,015	19,809
Pericom Semiconductor Corp. (a)(c)	20,374	191,312
Photronics, Inc. (a)(c)	52,431	230,696
Pixelworks, Inc. (a)	2,229	8,938
PLX Technology, Inc. (a)	4,640	21,066
PMC-Sierra, Inc. (a)(c)	148,931	1,236,127
Power Integrations, Inc.	34,534	1,241,843
QuickLogic Corp. (a)(c)	5,724	13,852
Rambus, Inc. (a)(c)	79,669	1,748,735
Ramtron International Corp. (a)	5,613	11,001
RF Micro Devices, Inc. (a)(c)	207,898	875,251
Rudolph Technologies, Inc. (a)	4,324	34,419

	Shares	Value
Semtech Corp. (a)(c)	46,483	$ 737,685
Sigma Designs, Inc. (a)(c)	26,543	310,553
Silicon Image, Inc. (a)	98,207	237,661
Silicon Laboratories, Inc. (a)(c)	39,553	1,797,288
Silicon Storage Technology, Inc. (a)(c)	22,297	71,127
Skyworks Solutions, Inc. (a)(c)	117,453	1,793,507
Standard Microsystems Corp. (a)(c)	30,821	601,626
Supertex, Inc. (a)(c)	18,603	444,798
Techwell, Inc. (a)(c)	12,000	150,600
Tegal Corp. (a)	508	630
Teradyne, Inc. (a)(c)	147,810	1,476,622
Tessera Technologies, Inc. (a)(c)	37,851	679,804
Texas Instruments, Inc. (c)	957,940	23,354,577
TranSwitch Corp. (a)	2,419	5,830
Trident Microsystems, Inc. (a)(c)	25,747	38,106
Trio-Tech International (a)	4,299	17,540
TriQuint Semiconductor, Inc. (a)(c)	118,241	850,153
Ultra Clean Holdings, Inc. (a)	15,000	133,050
Ultratech, Inc. (a)(c)	39,291	506,854
Varian Semiconductor Equipment Associates, Inc. (a)(c)	45,773	1,376,852
Veeco Instruments, Inc. (a)(c)	33,948	1,157,627
Virage Logic Corp. (a)	3,759	25,975
Volterra Semiconductor Corp. (a)(c)	32,732	714,540
White Electronic Designs Corp. (a)(c)	3,800	19,874
Xilinx, Inc. (c)	187,762	4,849,892
Zoran Corp. (a)(c)	59,085	670,024
		249,133,207
Software - 4.0%
ACI Worldwide, Inc. (a)(c)	38,108	695,090
Activision Blizzard, Inc.	401,921	4,272,420
Actuate Corp. (a)	49,055	262,935
Adept Technology, Inc. (a)	680	2,040
Adobe Systems, Inc. (a)(c)	393,213	13,624,830
Advent Software, Inc. (a)(c)	15,807	637,338
American Software, Inc. Class A	4,418	25,536
ANSYS, Inc. (a)(c)	59,474	2,608,530
ArcSight, Inc. (a)	23,390	626,852
Ariba, Inc. (a)(c)	83,074	997,719
Aspen Technology, Inc. (a)	50,609	455,481
Authentidate Holding Corp. (a)	1,900	1,938
Autodesk, Inc. (a)(c)	160,163	4,465,344
Bitstream, Inc. Class A (a)	6,051	47,500
Blackbaud, Inc.	31,757	739,303
Blackboard, Inc. (a)(c)	24,407	953,826
BMC Software, Inc. (a)	130,417	4,804,562
Bottomline Technologies, Inc. (a)(c)	26,416	419,750
BSQUARE Corp. (a)	300	720
CA, Inc. (c)	303,580	6,830,550
Cadence Design Systems, Inc. (a)	230,461	1,313,628
Chordiant Software, Inc. (a)	6,787	24,705
Citrix Systems, Inc. (a)(c)	130,000	5,591,300
CommVault Systems, Inc. (a)(c)	53,307	1,167,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)(c)	152,129	$ 1,139,446
Concur Technologies, Inc. (a)(c)	35,353	1,390,787
Datawatch Corp. (a)	2,268	5,194
Double-Take Software, Inc. (a)	15,000	133,050
ebix.com, Inc. (a)(c)	35,957	522,096
Electronic Arts, Inc. (a)(c)	232,488	3,854,651
Epicor Software Corp. (a)(c)	38,816	332,653
EPIQ Systems, Inc. (a)(c)	26,916	312,764
FactSet Research Systems, Inc.	30,000	1,986,000
Fair Isaac Corp. (c)	50,575	1,161,202
FalconStor Software, Inc. (a)	18,520	65,746
Fonix Corp. (a)	1	0
Fortinet, Inc.	20,440	351,159
Geeknet, Inc. (a)	13,735	19,916
GSE Systems, Inc. (a)(c)	452	2,585
Informatica Corp. (a)(c)	70,941	1,810,414
Interactive Intelligence, Inc. (a)(c)	2,508	49,408
Intuit, Inc. (a)(c)	207,714	6,721,625
Jack Henry & Associates, Inc.	61,000	1,377,380
JDA Software Group, Inc. (a)(c)	41,914	1,186,166
Kenexa Corp. (a)(c)	14,889	146,954
Lawson Software, Inc. (a)(c)	80,623	485,350
Magma Design Automation, Inc. (a)(c)	31,318	77,355
Manhattan Associates, Inc. (a)(c)	23,929	604,686
McAfee, Inc. (a)(c)	109,969	4,364,670
Mentor Graphics Corp. (a)(c)	93,643	779,110
MICROS Systems, Inc. (a)(c)	65,052	1,954,162
Microsoft Corp.	5,970,328	171,109,600
MicroStrategy, Inc. Class A (a)(c)	12,488	1,107,561
NetScout Systems, Inc. (a)	23,319	340,224
NetSol Technologies, Inc. (a)	20	19
NetSuite, Inc. (a)(c)	16,207	200,319
Novell, Inc. (a)	266,027	1,247,667
Nuance Communications, Inc. (a)(c)	152,070	2,188,287
Opnet Technologies, Inc.	5,444	80,735
Oracle Corp. (c)	2,882,458	71,052,590
Parametric Technology Corp. (a)(c)	82,569	1,437,526
Peerless Systems Corp. (a)	200	500
Pegasystems, Inc. (c)	4,263	153,468
Pervasive Software, Inc. (a)	4,889	24,885
Phoenix Technologies Ltd. (a)(c)	13,582	37,622
Plato Learning, Inc. (a)	2,149	8,596
Progress Software Corp. (a)(c)	36,598	1,025,476
PROS Holdings, Inc. (a)	15,000	130,650
QAD, Inc.	4,871	26,742
Quest Software, Inc. (a)	35,867	604,359
Radiant Systems, Inc. (a)	15,620	174,475
Red Hat, Inc. (a)(c)	132,948	3,729,191
Renaissance Learning, Inc.	5,254	73,293
Rosetta Stone, Inc. (c)	9,673	212,806
Rovi Corp. (a)	69,403	2,325,001

	Shares	Value
S1 Corp. (a)	50,691	$ 314,791
Salesforce.com, Inc. (a)(c)	74,554	5,065,944
Smith Micro Software, Inc. (a)	24,403	213,770
SolarWinds, Inc.	23,042	433,420
Solera Holdings, Inc. (c)	48,885	1,669,912
Sonic Foundry, Inc. (a)(c)	180	1,186
Sonic Solutions, Inc. (a)(c)	21,391	194,444
SonicWALL, Inc. (a)(c)	60,735	486,487
Sourcefire, Inc. (a)(c)	3,343	78,092
SRS Labs, Inc. (a)	3,224	24,535
StorageNetworks, Inc. (a)	13,600	0
SuccessFactors, Inc. (a)(c)	41,083	744,013
Sybase, Inc. (a)(c)	54,071	2,400,212
Symantec Corp. (a)	605,674	10,023,905
Symyx Technologies, Inc. (a)	19,320	84,235
Synchronoss Technologies, Inc. (a)(c)	24,465	425,936
Synopsys, Inc. (a)	96,141	2,105,488
Take-Two Interactive Software, Inc. (a)(c)	60,048	577,662
Taleo Corp. Class A (a)(c)	24,886	585,816
TeleCommunication Systems, Inc. Class A (a)(c)	57,438	437,678
THQ, Inc. (a)(c)	117,258	710,583
TIBCO Software, Inc. (a)	119,267	1,093,678
TiVo, Inc. (a)(c)	73,373	695,576
Tyler Technologies, Inc. (a)(c)	34,991	635,437
Ultimate Software Group, Inc. (a)(c)	18,927	585,223
Vasco Data Security International, Inc. (a)(c)	35,184	278,657
Veramark Technologies, Inc. (a)	2,300	920
Versant Corp. (a)	320	4,736
VMware, Inc. Class A (a)(c)	24,435	1,209,777
Wayside Technology Group, Inc.	1,433	11,493
Websense, Inc. (a)(c)	36,344	779,942
		370,568,989
TOTAL INFORMATION TECHNOLOGY		1,656,088,672
MATERIALS - 3.8%
Chemicals - 2.1%
A. Schulman, Inc. (c)	27,813	655,274
Air Products & Chemicals, Inc. (c)	150,201	10,300,785
Airgas, Inc.	49,122	3,150,685
Albemarle Corp.	62,886	2,357,596
American Pacific Corp. (a)	800	5,176
American Vanguard Corp. (c)	27,915	180,052
Arch Chemicals, Inc. (c)	25,671	792,464
Ashland, Inc.	47,187	2,221,564
Balchem Corp. (c)	32,979	722,570
Cabot Corp.	31,185	906,236
Calgon Carbon Corp. (a)(c)	41,502	643,696
Celanese Corp. Class A (c)	110,825	3,456,632
CF Industries Holdings, Inc.	41,258	4,383,250
Cytec Industries, Inc.	40,411	1,724,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	852,383	$ 24,130,963
E.I. du Pont de Nemours & Co. (c)	644,215	21,722,930
Eastman Chemical Co.	47,427	2,824,278
Ecolab, Inc. (c)	177,320	7,472,265
Ferro Corp.	60,371	494,438
Flotek Industries, Inc. (a)(c)	12,942	17,472
FMC Corp. (c)	50,248	2,872,678
Georgia Gulf Corp. (a)	805	11,487
H.B. Fuller Co. (c)	31,742	666,265
Hawkins, Inc. (c)	6,199	123,670
Huntsman Corp.	111,666	1,533,174
ICO, Inc. (c)	28,426	224,565
Innophos Holdings, Inc.	19,698	457,388
International Flavors & Fragrances, Inc. (c)	54,187	2,281,815
Intrepid Potash, Inc. (a)(c)	31,203	858,707
Koppers Holdings, Inc. (c)	29,186	811,371
Kronos Worldwide, Inc. (a)	87	1,369
Landec Corp. (a)	21,495	130,260
LSB Industries, Inc. (a)(c)	19,648	279,198
Lubrizol Corp. (c)	48,000	3,792,480
Material Sciences Corp. (a)	1,552	2,964
Minerals Technologies, Inc.	16,405	801,056
Monsanto Co.	409,248	28,913,371
Nalco Holding Co.	95,000	2,209,700
Nanophase Technologies Corp. (a)	4,415	3,709
NewMarket Corp.	8,586	764,583
NL Industries, Inc.	6,360	45,919
Olin Corp. (c)	41,139	720,344
OM Group, Inc. (a)(c)	27,564	948,753
OMNOVA Solutions, Inc. (a)(c)	3,702	22,656
Penford Corp.	7,525	83,829
PolyOne Corp. (a)	82,298	654,269
PPG Industries, Inc. (c)	120,741	7,430,401
Praxair, Inc.	236,986	17,807,128
Quaker Chemical Corp.	16,836	333,521
Rockwood Holdings, Inc. (a)(c)	39,589	949,740
RPM International, Inc.	101,064	1,945,482
Senomyx, Inc. (a)(c)	21,458	57,078
Sensient Technologies Corp. (c)	40,668	1,074,449
Sigma Aldrich Corp.	78,776	3,756,827
Solutia, Inc. (a)	86,873	1,222,303
Spartech Corp. (c)	13,865	141,284
Stepan Co.	9,873	469,362
Terra Industries, Inc.	74,782	3,078,775
The Mosaic Co.	112,750	6,583,473
The Scotts Miracle-Gro Co. Class A	26,966	1,053,022
Valspar Corp.	66,080	1,807,949
W.R. Grace & Co. (a)(c)	45,142	1,307,312
Westlake Chemical Corp. (c)	10,398	210,560

	Shares	Value
Zep, Inc.	19,224	$ 424,658
Zoltek Companies, Inc. (a)(c)	46,821	416,239
		187,447,806
Construction Materials - 0.1%
Eagle Materials, Inc. (c)	40,054	944,874
Headwaters, Inc. (a)(c)	58,586	292,344
Martin Marietta Materials, Inc.	30,403	2,408,526
Texas Industries, Inc. (c)	14,848	527,549
U.S. Concrete, Inc. (a)(c)	30,514	17,301
Vulcan Materials Co.	80,680	3,502,319
		7,692,913
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)(c)	4,716	164,588
Aptargroup, Inc.	45,669	1,759,627
Ball Corp.	69,875	3,776,045
Bemis Co., Inc. (c)	72,528	2,122,895
Crown Holdings, Inc. (a)	117,208	3,202,123
Graham Packaging Co., Inc. (c)	13,527	141,492
Graphic Packaging Holding Co. (a)	22,196	77,242
Greif, Inc. Class A	25,003	1,281,154
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,555
Myers Industries, Inc.	14,920	138,308
Owens-Illinois, Inc. (a)(c)	123,578	3,662,852
Packaging Corp. of America (c)	79,314	1,887,673
Pactiv Corp. (a)	87,405	2,164,148
Rock-Tenn Co. Class A	27,000	1,129,680
Sealed Air Corp.	108,108	2,208,646
Silgan Holdings, Inc.	19,066	1,088,859
Sonoco Products Co.	71,000	2,100,180
Temple-Inland, Inc.	68,983	1,284,463
		28,196,530
Metals & Mining - 1.1%
A.M. Castle & Co.	9,744	112,251
AK Steel Holding Corp.	88,152	1,897,913
Alcoa, Inc.	720,647	9,584,605
Allegheny Technologies, Inc. (c)	63,150	2,757,129
Allied Nevada Gold Corp. (a)(c)	35,000	481,600
Amcol International Corp.	19,393	493,358
Brush Engineered Materials, Inc. (a)(c)	25,983	533,691
Capital Gold Corp. (a)	37,252	119,206
Carpenter Technology Corp.	27,979	835,733
Century Aluminum Co. (a)(c)	75,452	919,760
Cliffs Natural Resources, Inc.	92,783	5,232,961
Coeur d'Alene Mines Corp. (a)(c)	32,301	473,210
Commercial Metals Co. (c)	84,856	1,391,638
Compass Minerals International, Inc.	24,217	1,829,110
Freeport-McMoRan Copper & Gold, Inc.	311,379	23,403,246
General Moly, Inc. (a)(c)	29,643	69,661
Haynes International, Inc.	10,049	291,823
Hecla Mining Co. (a)(c)	230,415	1,198,158
Horsehead Holding Corp. (a)	45,973	467,545
Kaiser Aluminum Corp.	10,073	336,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	368,601	$ 18,164,657
Nucor Corp. (c)	210,514	8,715,280
Olympic Steel, Inc.	11,152	308,464
Reliance Steel & Aluminum Co.	47,022	2,084,955
Royal Gold, Inc. (c)	40,202	1,806,678
RTI International Metals, Inc. (a)(c)	29,113	699,585
Schnitzer Steel Industries, Inc. Class A (c)	15,000	684,900
Southern Copper Corp. (c)	165,724	4,865,657
Steel Dynamics, Inc.	152,479	2,489,982
Stillwater Mining Co. (a)(c)	36,480	414,048
Synalloy Corp.	700	5,600
Titanium Metals Corp. (a)(c)	70,000	825,300
United States Steel Corp. (c)	105,357	5,577,600
Universal Stainless & Alloy Products, Inc. (a)(c)	3,224	60,192
US Gold Corp. (a)(c)	30,000	80,700
Walter Energy, Inc. (c)	39,457	3,100,136
Worthington Industries, Inc. (c)	49,734	787,787
		103,100,456
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)(c)	19,818	218,989
Cellu Tissue Holdings, Inc.	6,300	65,205
Clearwater Paper Corp. (a)(c)	8,645	417,208
Deltic Timber Corp.	16,733	768,714
Domtar Corp. (a)	35,379	1,849,260
Glatfelter (c)	43,011	580,649
International Paper Co.	293,172	6,792,795
Louisiana-Pacific Corp. (a)(c)	78,927	600,634
MeadWestvaco Corp. (c)	117,733	2,700,795
Neenah Paper, Inc.	13,013	184,394
Schweitzer-Mauduit International, Inc.	13,459	617,768
Wausau-Mosinee Paper Corp.	43,208	365,540
Weyerhaeuser Co. (c)	158,000	6,383,200
		21,545,151
TOTAL MATERIALS		347,982,856
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)	1,000	1,350
AboveNet, Inc. (a)	17,333	1,059,393
Alaska Communication Systems Group, Inc. (c)	65,347	474,419
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,476,522	111,062,511
Atlantic Tele-Network, Inc. (c)	14,040	616,075
Broadcast International, Inc. (a)	270	302
Cbeyond, Inc. (a)(c)	40,071	496,880
CenturyTel, Inc. (c)	210,698	7,220,620
Cincinnati Bell, Inc. (a)(c)	143,413	424,502

	Shares	Value
Cogent Communications Group, Inc. (a)(c)	37,872	$ 372,660
Consolidated Communications Holdings, Inc.	31,380	528,439
Frontier Communications Corp.	166,603	1,297,837
General Communications, Inc. Class A (a)	32,745	179,770
Global Crossing Ltd. (a)(c)	20,490	291,983
HickoryTech Corp.	540	4,644
IDT Corp. Class B (a)	13,297	63,028
Iowa Telecommunication Services, Inc. (c)	47,554	767,997
Level 3 Communications, Inc. (a)(c)	1,233,430	1,961,154
Neutral Tandem, Inc. (a)(c)	32,771	528,269
PAETEC Holding Corp. (a)(c)	54,655	216,434
Premiere Global Services, Inc. (a)	40,771	306,598
Qwest Communications International, Inc.	918,558	4,188,624
SureWest Communications (a)(c)	9,983	85,854
tw telecom, inc. (a)(c)	130,227	2,069,307
Verizon Communications, Inc. (c)	2,156,871	62,398,278
Vonage Holdings Corp. (a)	126,259	195,701
Windstream Corp. (c)	332,758	3,370,839
XETA Technologies, Inc. (a)	2,000	6,100
		200,189,568
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)(c)	293,843	12,535,342
Clearwire Corp.:
rights 6/21/10 (a)(c)	85,640	24,836
Class A (a)(c)	85,640	544,670
Crown Castle International Corp. (a)(c)	186,030	7,031,934
FiberTower Corp. (a)	2,746	11,314
Leap Wireless International, Inc. (a)(c)	44,273	631,776
MetroPCS Communications, Inc. (a)(c)	172,855	1,066,515
NII Holdings, Inc. (a)	115,192	4,310,485
NTELOS Holdings Corp. (c)	25,472	435,062
SBA Communications Corp. Class A (a)(c)	88,053	3,113,554
Shenandoah Telecommunications Co. (c)	20,147	363,250
Sprint Nextel Corp. (a)(c)	2,175,128	7,243,176
Syniverse Holdings, Inc. (a)(c)	45,577	766,605
Telephone & Data Systems, Inc.	73,482	2,293,373
Terrestar Corp. (a)(c)	26,200	22,655
U.S. Cellular Corp. (a)	6,963	255,055
USA Mobility, Inc. (c)	34,004	382,885
		41,032,487
TOTAL TELECOMMUNICATION SERVICES		241,222,055
UTILITIES - 3.5%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (c)	118,891	2,692,881
Allete, Inc. (c)	38,638	1,215,165
American Electric Power Co., Inc.	354,981	11,934,461
Central Vermont Public Service Corp.	16,999	334,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	47,870	$ 1,208,239
DPL, Inc. (c)	84,246	2,235,889
Duke Energy Corp.	975,216	15,944,782
Edison International (c)	211,599	6,904,475
El Paso Electric Co. (a)(c)	53,918	1,084,830
Empire District Electric Co.	46,000	823,860
Entergy Corp.	149,457	11,354,248
Exelon Corp.	506,438	21,928,765
FirstEnergy Corp. (c)	226,951	8,771,656
FPL Group, Inc.	282,396	13,094,703
Great Plains Energy, Inc.	79,381	1,413,776
Hawaiian Electric Industries, Inc.	68,932	1,404,145
IDACORP, Inc. (c)	36,791	1,215,207
ITC Holdings Corp.	40,146	2,142,993
MGE Energy, Inc.	15,941	528,444
Northeast Utilities	123,000	3,148,800
NV Energy, Inc.	164,486	1,827,439
Pepco Holdings, Inc.	144,996	2,438,833
Pinnacle West Capital Corp.	68,015	2,476,426
PNM Resources, Inc. (c)	82,308	1,005,804
Portland General Electric Co. (c)	55,105	991,339
PPL Corp.	278,931	7,943,955
Progress Energy, Inc. (c)	212,372	8,131,724
Southern Co. (c)	603,476	19,172,433
UIL Holdings Corp.	31,926	877,326
Unisource Energy Corp.	32,881	958,152
Unitil Corp.	14,363	312,395
Westar Energy, Inc. (c)	68,366	1,463,032
		156,980,377
Gas Utilities - 0.3%
AGL Resources, Inc.	55,000	1,998,150
Atmos Energy Corp.	68,000	1,867,280
Chesapeake Utilities Corp.	12,055	361,168
Delta Natural Gas Co., Inc.	1,791	53,067
Energen Corp. (c)	50,336	2,288,275
EQT Corp. (c)	93,000	4,069,680
Laclede Group, Inc.	18,808	616,714
National Fuel Gas Co. New Jersey (c)	52,000	2,586,480
New Jersey Resources Corp.	31,000	1,129,020
Nicor, Inc. (c)	34,000	1,416,100
Northwest Natural Gas Co. (c)	23,927	1,052,549
ONEOK, Inc. (c)	65,000	2,881,450
Piedmont Natural Gas Co., Inc. (c)	51,464	1,329,315
Questar Corp.	122,500	5,143,775
South Jersey Industries, Inc.	29,737	1,185,614
Southwest Gas Corp. (c)	35,257	1,007,645
UGI Corp.	77,269	1,935,588
WGL Holdings, Inc. (c)	38,000	1,248,300
		32,170,170

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	511,701	$ 5,981,785
Black Hills Corp.	45,161	1,258,637
Calpine Corp. (a)(c)	279,860	3,061,668
Constellation Energy Group, Inc.	128,764	4,515,753
Dynegy, Inc. Class A (a)	348,704	523,056
Mirant Corp. (a)(c)	115,661	1,455,015
NRG Energy, Inc. (a)	192,725	4,209,114
Ormat Technologies, Inc.	19,662	568,822
RRI Energy, Inc. (a)	268,023	1,139,098
		22,712,948
Multi-Utilities - 1.2%
Alliant Energy Corp. (c)	75,633	2,392,272
Ameren Corp.	134,314	3,318,899
Avista Corp.	53,061	1,080,322
CenterPoint Energy, Inc.	260,000	3,478,800
CH Energy Group, Inc. (c)	20,599	823,754
CMS Energy Corp. (c)	154,517	2,359,475
Consolidated Edison, Inc. (c)	210,794	9,011,444
Dominion Resources, Inc.	458,268	17,409,601
DTE Energy Co. (c)	118,933	5,164,071
Integrys Energy Group, Inc.	52,000	2,292,160
MDU Resources Group, Inc.	118,182	2,415,640
NiSource, Inc.	193,996	2,913,820
NorthWestern Energy Corp.	51,010	1,277,801
NSTAR (c)	71,901	2,431,692
OGE Energy Corp. (c)	63,629	2,326,276
PG&E Corp. (c)	277,866	11,648,143
Public Service Enterprise Group, Inc.	387,954	11,529,993
SCANA Corp.	76,000	2,739,800
Sempra Energy	171,000	8,408,070
TECO Energy, Inc.	142,374	2,182,593
Vectren Corp. (c)	58,914	1,369,751
Wisconsin Energy Corp. (c)	82,000	3,971,260
Xcel Energy, Inc. (c)	320,629	6,672,289
		107,217,926
Water Utilities - 0.1%
American States Water Co.	28,136	904,854
American Water Works Co., Inc.	69,800	1,553,748
Aqua America, Inc. (c)	78,587	1,345,409
Artesian Resources Corp. Class A	3,752	66,560
California Water Service Group	20,626	740,061
Middlesex Water Co.	3,274	54,185
SJW Corp. (c)	12,703	285,055
Southwest Water Co.	7,527	50,581
		5,000,453
TOTAL UTILITIES		324,081,874
TOTAL COMMON STOCKS (Cost $9,374,658,956)		9,027,349,775
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.34% 6/10/10 to 12/16/10 (d) (Cost $20,452,450)	$ 20,500,000	$ 20,462,798
Money Market Funds - 29.8%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	180,177,273	180,177,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	2,550,064,546	2,550,064,546
TOTAL MONEY MARKET FUNDS (Cost $2,730,241,819)		2,730,241,819
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,866,000)	$ 2,866,025	2,866,000
TOTAL INVESTMENT PORTFOLIO - 128.3% (Cost $12,128,219,225)	11,780,920,392
NET OTHER ASSETS - (28.3)%	(2,600,732,195)
NET ASSETS - 100%	$ 9,180,188,197
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P 500 Index Contracts	March 2010	$ 5,958,360	$ 78,614
127 CME E-mini S&P MidCap 400 Index Contracts	March 2010	9,368,790	387,140
443 CME S&P 500 Index Contracts	March 2010	122,201,550	1,713,560
298 NYFE Russell Mini Index Contracts	March 2010	18,711,420	698,867
TOTAL EQUITY INDEX CONTRACTS		$ 156,240,120	$ 2,878,181

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,864,837.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,866,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,258,531
Banc of America Securities LLC	464,732
Barclays Capital, Inc.	1,142,737
$ 2,866,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 543,900
Fidelity Securities Lending Cash Central Fund	7,057,002
Total	$ 7,600,902
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 968,496,996	$ 968,496,692	$ -	$ 304
Consumer Staples	912,131,557	912,131,557	-	-
Energy	943,029,188	943,029,188	-	-
Financials	1,528,860,972	1,528,859,175	1,797	-
Health Care	1,146,562,806	1,146,562,726	-	80
Industrials	958,892,799	958,892,799	-	-
Information Technology	1,656,088,672	1,656,088,672	-	-
Materials	347,982,856	347,982,856	-	-
Telecommunication Services	241,222,055	241,222,055	-	-
Utilities	324,081,874	324,081,874	-	-
U.S. Government and Government Agency Obligations	20,462,798	-	20,462,798	-
Money Market Funds	2,730,241,819	2,730,241,819	-	-
Cash Equivalents	2,866,000	-	2,866,000	-
Total Investments in Securities:	$ 11,780,920,392	$ 11,757,589,413	$ 23,330,595	$ 384
Derivative Instruments:
Assets
Futures Contracts	$ 2,878,181	$ 2,878,181	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(152)
Cost of Purchases	80
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	456
Ending Balance	$ 384
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (152)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,878,181	$ -
Total Value of Derivatives	$ 2,878,181	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $206,882,154 of which $160,154,968 and $46,727,186 will expire on February 28, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $111,231,841 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010
Assets
Investment in securities, at value (including securities loaned of $2,489,343,082 and repurchase agreements of $2,866,000) - See accompanying schedule: Unaffiliated issuers (cost $9,397,977,406)	$ 9,050,678,573
Fidelity Central Funds (cost $2,730,241,819)	2,730,241,819
Total Investments (cost $12,128,219,225)		$ 11,780,920,392
Cash		650
Receivable for investments sold		5,066,157
Receivable for fund shares sold		7,575,237
Dividends receivable		18,052,218
Distributions receivable from Fidelity Central Funds		348,842
Receivable for daily variation on futures contracts		79,732
Other affiliated receivables		4
Other receivables		58,945
Total assets		11,812,102,177
Liabilities
Payable for investments purchased	$ 19,083,893
Payable for fund shares redeemed	62,046,095
Accrued management fee	528,178
Other affiliated payables	132,683
Other payables and accrued expenses	58,585
Collateral on securities loaned, at value	2,550,064,546
Total liabilities		2,631,913,980

Net Assets		$ 9,180,188,197
Net Assets consist of:
Paid in capital		$ 9,839,753,012
Undistributed net investment income		28,277,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(343,421,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(344,420,607)
Net Assets		$ 9,180,188,197
Investor Class: Net Asset Value, offering price and redemption price per share ($5,357,907,594 ÷ 169,862,284 shares)		$ 31.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,752,203,892 ÷ 118,949,642 shares)		$ 31.54

Class F: Net Asset Value, offering price and redemption price per share ($70,076,711 ÷ 2,221,695 shares)		$ 31.54

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends		$ 161,414,183
Interest		136,602
Income from Fidelity Central Funds (including $7,057,002 from security lending)		7,600,902
Total income		169,151,687

Expenses
Management fee	$ 5,645,133
Transfer agent fees	1,447,812
Independent trustees' compensation	52,102
Interest	848
Miscellaneous	27,843
Total expenses before reductions	7,173,738
Expense reductions	(1,362)	7,172,376
Net investment income (loss)		161,979,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,921,045)
Foreign currency transactions	(220)
Futures contracts	46,931,556
Swap agreements	1,584,639
Capital gain distributions from Fidelity Central Funds	85,779
Total net realized gain (loss)		(73,319,291)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,128,059,694
Assets and liabilities in foreign currencies	69
Futures contracts	31,144,092
Swap agreements	(132,280)
Total change in net unrealized appreciation (depreciation)		3,159,071,575
Net gain (loss)		3,085,752,284
Net increase (decrease) in net assets resulting from operations		$ 3,247,731,595

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 161,979,311	$ 170,100,398
Net realized gain (loss)	(73,319,291)	(229,606,935)
Change in net unrealized appreciation (depreciation)	3,159,071,575	(3,863,584,035)
Net increase (decrease) in net assets resulting from operations	3,247,731,595	(3,923,090,572)
Distributions to shareholders from net investment income	(160,882,530)	(161,347,007)
Distributions to shareholders from net realized gain	(4,251,093)	(1,116,860)
Total distributions	(165,133,623)	(162,463,867)
Share transactions - net increase (decrease)	472,190,129	1,665,396,658
Redemption fees	317,985	718,259
Total increase (decrease) in net assets	3,555,106,086	(2,419,439,522)

Net Assets
Beginning of period	5,625,082,111	8,044,521,633
End of period (including undistributed net investment income of $28,277,274 and undistributed net investment income of $22,781,198, respectively)	$ 9,180,188,197	$ 5,625,082,111

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Income from Investment Operations
Net investment income (loss) B	.56	.70	.76	.68	.56
Net realized and unrealized gain (loss)	10.96	(16.70)	(2.30)	3.63	2.95
Total from investment operations	11.52	(16.00)	(1.54)	4.31	3.51
Distributions from net investment income	(.57)	(.64)	(.65)	(.52)	(.51)
Distributions from net realized gain	(.02)	(.01)	(.24)	-	-
Total distributions	(.58) I	(.65) H	(.89)	(.52)	(.51)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Total Return A	56.10%	(43.32)%	(4.10)%	12.05%	10.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.00%	2.23%	1.84%	1.80%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617
Portfolio turnover rate D	7%	3%	4%	4%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.57	.72	.77	.69	.24
Net realized and unrealized gain (loss)	10.95	(16.71)	(2.30)	3.63	3.02
Total from investment operations	11.52	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.57)	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.02)	(.01)	(.24)	-	-
Total distributions	(.59) L	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	56.07%	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	2.03%	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	7%	3%	4%	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

L Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

Period ended February 28,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	1.67
Total from investment operations	1.93
Distributions from net investment income	(.47)
Distributions from net realized gain	(.02)
Total distributions	(.49) J
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 31.54
Total Return B, C	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,077
Portfolio turnover rate F	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on September 24, 2009. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,577,188,748
Gross unrealized depreciation	(1,952,386,005)
Net unrealized appreciation (depreciation)	$ (375,197,257)

Tax Cost	$ 12,156,117,649

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 33,705,507
Capital loss carryforward	$ (206,882,154)
Net unrealized appreciation (depreciation)	$ (375,197,257)

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 165,133,623	$ 162,463,867

Short-Term Trading (Redemption) Fees. Shares in the Fund held less than 90 days are subject to a redemption fee equal to .50% of the amount invested in the Fund. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. Risks of loss may include equity risk. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 46,931,556	$ 31,144,092
Swap Agreements	1,584,639	(132,280)
Total Equity Risk	48,516,195	31,011,812
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 48,516,195	$ 31,011,812

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $46,931,556 for futures contracts and $1,584,639 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $31,144,092 for futures contracts and $(132,280) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,203,664,366 and $551,994,121, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that total expenses do not exceed certain amounts of each class' average net assets, respectively, with certain exceptions, as noted in the following table:

Investor Class
Investor Class	.10%
Fidelity Advantage Class	.07%
Class F	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,447,812.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,129,600.38%		$ 848

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,843 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $992 and transfer agent expense by $370.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2010 A	2009
From net investment income
Investor Class	$ 95,590,562	$ 95,224,528
Fidelity Advantage Class	65,274,148	66,122,479
Class F	17,820	-
Total	$ 160,882,530	$ 161,347,007
From net realized gain
Investor Class	$ 2,532,505	$ 627,507
Fidelity Advantage Class	1,718,022	489,353
Class F	566	-
Total	$ 4,251,093	$ 1,116,860

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2010 A	2009	2010 A	2009
Investor Class
Shares sold	58,631,729	77,246,900	$ 1,595,485,040	$ 2,330,400,467
Reinvestment of distributions	3,222,933	3,621,080	95,874,263	93,361,117
Shares redeemed	(54,964,099)	(38,147,524)	(1,544,649,200)	(1,146,953,116)
Net increase (decrease)	6,890,563	42,720,456	$ 146,710,103	$ 1,276,808,468
Fidelity Advantage Class
Shares sold	31,438,080	46,654,210	$ 867,809,887	$ 1,371,692,469
Reinvestment of distributions	1,945,746	2,216,144	57,952,352	57,618,720
Shares redeemed	(24,452,925)	(34,557,054)	(671,959,716)	(1,040,722,999)
Net increase (decrease)	8,930,901	14,313,300	$ 253,802,523	$ 388,588,190
Class F
Shares sold	2,344,595	-	$ 75,535,202	$ -
Reinvestment of distributions	590	-	18,386	-
Shares redeemed	(123,490)	-	(3,876,085)	-
Net increase (decrease)	2,221,695	-	$ 71,677,503	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,135.20	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,135.40	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,007.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,007.60	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	68.20%	3.17%	0.70%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	68.25%	3.19%	0.72%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 29, 2000. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Jeffrey Adams, who oversees the Spartan® Extended Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned 68.20% and 68.25%, respectively, in line with the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM, which returned 68.44%. Every sector turned in double-digit gains against a very strong backdrop for equities. Consumer discretionary stocks did the best overall, more than doubling in value during the past year. Materials, information technology and energy also gained substantial ground, with returns ranging from roughly 75% to 96%. Even the weakest-performing group - utilities - managed to gain about 33% but still trailed the index by roughly 35 percentage points during the year. As a further indication of just how unusual the period was, the second-worst-performing group - health care - managed to rise by more than 50%. The biggest individual contributor by far was Berkshire Hathaway, an insurance holding company led by well-known billionaire investor Warren Buffett. Although many other stocks outperformed Berkshire Hathaway during the market's rally, the performance impact was magnified by its very large position in the Dow Jones index - roughly 5%, almost five times larger than the next-biggest position, Visa, a processor of credit card transactions and the period's second-leading contributor. Both of these stocks were eliminated from the Dow Jones index during the period after joining the S&P 500® Index. Strong customer demand led to better-than-expected earnings for disk-drive maker Seagate Technology, while semiconductor company Marvell Technology Group outpaced Wall Street analysts' revenue estimates. Elsewhere, Delta Air Lines turned in strong performance on investors' hopes for a stock-price rebound, while casino gaming business Las Vegas Sands saw its shares soar by more than 600% during the past year. Media company Liberty Media Entertainment and video and online retailer Liberty Media Interactive contributed as well. In contrast, Myriad Genetics, a maker of molecular-based health care diagnostic products underperformed after its sales failed to meet analysts' expectations. SunPower, which manufactures solar cells, fell after disclosing accounting irregularities involving its Philippine operations. Energy Conversion Devices, a maker of alternate energy products, also detracted modestly, as did wireless communications service provider Leap Wireless, which lagged after the company lowered its near- and long-term earnings outlooks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Annaly Capital Management, Inc.	0.5	0.4
Delta Air Lines, Inc.	0.5	0.3
Seagate Technology	0.5	0.3
Marvell Technology Group Ltd.	0.4	0.3
Crown Castle International Corp.	0.4	0.3
BlackRock, Inc. Class A	0.4	0.2
The Mosaic Co.	0.4	0.3
Vertex Pharmaceuticals, Inc.	0.4	0.3
Liberty Media Corp. Interactive Series A	0.3	0.3
CIT Group, Inc.	0.3	0.0
	4.1
Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	23.2
Information Technology	15.3	15.0
Consumer Discretionary	14.4	13.5
Industrials	13.6	12.4
Health Care	12.0	10.7
Energy	6.8	9.0
Materials	6.0	5.4
Utilities	4.0	4.3
Consumer Staples	3.5	3.2
Telecommunication Services	1.8	1.4

Percentages are adjusted for the effects of futures and swaps contracts, if applicable.

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)(c)	98,012	$ 961,498
Amerigon, Inc. (a)(c)	40,698	398,026
ArvinMeritor, Inc. (a)(c)	117,467	1,369,665
BorgWarner, Inc. (c)	184,535	6,912,681
Cooper Tire & Rubber Co.	94,650	1,660,161
Dana Holding Corp. (a)	219,200	2,492,304
Dorman Products, Inc. (a)	18,706	337,643
Drew Industries, Inc. (a)	29,514	683,839
Exide Technologies (a)	85,203	489,917
Federal-Mogul Corp. Class A (a)	41,367	799,624
Fuel Systems Solutions, Inc. (a)(c)	21,478	599,021
Gentex Corp.	215,571	4,184,233
Hawk Corp. Class A (a)	12,526	249,267
Lear Corp. (a)(c)	53,510	3,706,638
Modine Manufacturing Co. (a)(c)	79,355	745,937
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	237,013	189,610
Raser Technologies, Inc. (a)(c)	168,169	178,259
Shiloh Industries, Inc. (a)	7,998	43,749
Spartan Motors, Inc.	57,110	320,387
Standard Motor Products, Inc.	34,590	280,525
Stoneridge, Inc. (a)	25,943	216,365
Strattec Security Corp. (a)	1,213	22,380
Superior Industries International, Inc. (c)	41,372	597,825
Tenneco, Inc. (a)	96,090	1,937,174
TRW Automotive Holdings Corp. (a)(c)	109,510	2,942,534
WABCO Holdings, Inc.	103,722	2,773,526
		35,092,788
Automobiles - 0.1%
Thor Industries, Inc.	58,755	1,993,557
Winnebago Industries, Inc. (a)(c)	47,192	551,203
		2,544,760
Distributors - 0.1%
Amcon Distributing Co.	1,022	58,510
Audiovox Corp. Class A (a)	31,960	230,751
Core-Mark Holding Co., Inc. (a)(c)	16,879	540,803
LKQ Corp. (a)	219,895	4,210,989
		5,041,053
Diversified Consumer Services - 1.2%
American Public Education, Inc. (a)(c)	31,216	1,350,404
Bridgepoint Education, Inc. (c)	31,709	535,248
Brinks Home Security Holdings, Inc. (a)	71,545	2,994,158
Capella Education Co. (a)(c)	23,773	1,974,823
Career Education Corp. (a)(c)	95,246	2,649,744
Carriage Services, Inc. (a)	9,225	37,269
Coinstar, Inc. (a)(c)	44,770	1,328,774
Collectors Universe, Inc.	1,364	12,972
Corinthian Colleges, Inc. (a)(c)	123,389	2,001,370
CPI Corp.	8,848	111,219

	Shares	Value
Education Management Corp.	31,347	$ 624,119
Grand Canyon Education, Inc. (a)	26,531	577,049
Hillenbrand, Inc.	95,917	1,923,136
ITT Educational Services, Inc. (a)(c)	58,480	6,376,659
Jackson Hewitt Tax Service, Inc. (a)(c)	92,958	226,818
K12, Inc. (a)(c)	35,591	716,447
Learning Tree International, Inc. (a)	12,160	153,216
Lincoln Educational Services Corp. (a)	19,434	433,378
Mac-Gray Corp.	8,800	88,176
Matthews International Corp. Class A	47,647	1,597,127
Nobel Learning Communities, Inc. (a)	2,715	21,856
Pre-Paid Legal Services, Inc. (c)	13,505	562,348
Princeton Review, Inc. (a)(c)	38,012	144,446
Regis Corp.	89,553	1,480,311
Service Corp. International	392,956	3,167,225
Sotheby's Class A (ltd. vtg.) (c)	104,709	2,544,429
Steiner Leisure Ltd. (a)	21,360	917,839
Stewart Enterprises, Inc. Class A (c)	148,654	728,405
Strayer Education, Inc. (c)	22,339	5,067,155
Universal Technical Institute, Inc. (a)(c)	33,796	853,687
Weight Watchers International, Inc.	54,598	1,404,261
		42,604,068
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	63,027	510,519
Ambassadors Group, Inc.	31,464	355,229
Ambassadors International, Inc. (a)	7,395	3,698
Ameristar Casinos, Inc.	38,003	573,465
ARK Restaurants Corp.	5,734	76,549
Bally Technologies, Inc. (a)(c)	84,964	3,518,359
Benihana, Inc. Class A (sub. vtg.) (a)	21,797	100,266
BJ's Restaurants, Inc. (a)(c)	34,789	744,485
Bluegreen Corp. (a)	15,202	39,525
Bob Evans Farms, Inc.	49,263	1,404,488
Boyd Gaming Corp. (a)(c)	92,363	705,653
Brinker International, Inc.	155,653	2,818,876
Buffalo Wild Wings, Inc. (a)(c)	28,038	1,232,270
Burger King Holdings, Inc.	140,943	2,521,470
California Pizza Kitchen, Inc. (a)	44,902	697,777
Caribou Coffee Co., Inc. (a)	12,888	91,505
Carrols Restaurant Group, Inc. (a)	19,113	121,368
CEC Entertainment, Inc. (a)(c)	35,963	1,260,503
Century Casinos, Inc. (a)	29,959	74,898
Chipotle Mexican Grill, Inc. Class A (a)(c)	49,371	5,169,637
Choice Hotels International, Inc.	47,015	1,553,376
Churchill Downs, Inc. (c)	19,546	695,447
CKE Restaurants, Inc.	82,461	937,582
Cosi, Inc. (a)	62,262	54,791
Cracker Barrel Old Country Store, Inc.	34,724	1,516,744
Denny's Corp. (a)	162,671	447,345
DineEquity, Inc. (a)(c)	24,331	713,872
Domino's Pizza, Inc. (a)(c)	71,221	889,550
Dover Downs Gaming & Entertainment, Inc.	25,627	94,564
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Motorsports, Inc.	22,686	$ 49,909
Einstein Noah Restaurant Group, Inc. (a)	9,000	98,640
Empire Resorts, Inc. (a)	44,497	79,205
Famous Dave's of America, Inc. (a)	10,737	71,723
Frisch's Restaurants, Inc.	2,711	66,148
Gaylord Entertainment Co. (a)(c)	54,790	1,233,323
Great Wolf Resorts, Inc. (a)	56,227	139,443
Hyatt Hotels Corp. Class A (c)	60,250	2,014,158
International Speedway Corp. Class A	47,824	1,277,379
Interval Leisure Group, Inc. (a)	63,432	910,884
Isle of Capri Casinos, Inc. (a)(c)	43,591	326,061
Jack in the Box, Inc. (a)	86,760	1,832,371
Jamba, Inc. (a)	125,986	215,436
Krispy Kreme Doughnuts, Inc. (a)	96,746	339,578
Lakes Entertainment, Inc. (a)	25,879	56,934
Landry's Restaurants, Inc. (a)(c)	12,835	261,706
Las Vegas Sands Corp. (a)(c)	691,035	11,491,912
Life Time Fitness, Inc. (a)(c)	64,095	1,625,449
Lodgian, Inc. (a)	30,634	75,972
Luby's, Inc. (a)	27,286	93,591
Marcus Corp.	35,270	430,647
MAXXAM, Inc. (a)	8	21,800
McCormick & Schmick's Seafood Restaurants (a)	24,841	197,486
MGM Mirage, Inc. (a)(c)	391,672	4,128,223
Monarch Casino & Resort, Inc. (a)	24,183	186,935
Morgans Hotel Group Co.	41,942	177,834
Morton's Restaurant Group, Inc. (a)	16,889	71,778
MTR Gaming Group, Inc. (a)	23,573	41,488
Multimedia Games, Inc. (a)(c)	53,167	242,973
O'Charleys, Inc. (a)	42,434	343,291
Orient Express Hotels Ltd. Class A (a)(c)	136,476	1,559,921
P.F. Chang's China Bistro, Inc. (a)(c)	33,751	1,432,392
Panera Bread Co. Class A (a)(c)	48,046	3,497,268
Papa John's International, Inc. (a)	35,402	864,163
Peet's Coffee & Tea, Inc. (a)(c)	25,920	942,451
Penn National Gaming, Inc. (a)	105,643	2,444,579
Pinnacle Entertainment, Inc. (a)	94,200	681,066
Premier Exhibitions, Inc. (a)	16,798	21,165
Red Lion Hotels Corp. (a)	32,621	206,165
Red Robin Gourmet Burgers, Inc. (a)(c)	29,904	592,996
Rick's Cabaret International, Inc. (a)	12,047	186,126
Royal Caribbean Cruises Ltd. (a)(c)	212,607	6,010,400
Rubio's Restaurants, Inc. (a)	3,930	31,086
Ruby Tuesday, Inc. (a)(c)	90,871	735,146
Ruth's Hospitality Group, Inc. (a)(c)	60,328	218,387
Scientific Games Corp. Class A (a)	108,039	1,824,779
Shuffle Master, Inc. (a)	80,493	661,652
Silverleaf Resorts, Inc. (a)	16,000	12,800
Sonic Corp. (a)(c)	105,882	898,938
Speedway Motorsports, Inc.	22,702	396,831

	Shares	Value
Texas Roadhouse, Inc. Class A (a)(c)	91,142	$ 1,224,037
The Cheesecake Factory, Inc. (a)(c)	86,812	2,053,104
The Steak n Shake Co. (a)	2,107	720,763
Town Sports International Holdings, Inc. (a)	23,040	59,674
Vail Resorts, Inc. (a)(c)	59,257	2,133,845
VCG Holding Corp. (a)	18,692	53,272
Wendy's/Arby's Group, Inc.	567,635	2,770,059
WMS Industries, Inc. (a)	91,656	3,476,512
Youbet.com, Inc. (a)	60,676	163,825
		92,899,490
Household Durables - 1.4%
American Greetings Corp. Class A	58,146	1,108,844
Bassett Furniture Industries, Inc. (a)	8,703	35,682
Beazer Homes USA, Inc. (a)(c)	92,016	382,787
Blyth, Inc.	11,828	341,120
Brookfield Homes Corp. (a)(c)	13,780	104,866
Cavco Industries, Inc. (a)	9,810	343,546
Cobra Electronics Corp. (a)	1,132	2,049
CSS Industries, Inc.	13,990	236,151
Dixie Group, Inc. (a)	6,499	16,897
Emerson Radio Corp. (a)	9,263	21,212
Ethan Allen Interiors, Inc. (c)	42,329	675,571
Flexsteel Industries, Inc.	6,973	82,491
Furniture Brands International, Inc. (a)	59,510	326,115
Garmin Ltd. (c)	184,528	5,895,670
Helen of Troy Ltd. (a)	43,277	1,046,005
Hooker Furniture Corp.	22,645	295,970
Hovnanian Enterprises, Inc. Class A (a)(c)	72,176	280,765
iRobot Corp. (a)(c)	37,138	601,264
Jarden Corp.	143,222	4,591,697
KB Home (c)	117,570	1,914,040
Kid Brands, Inc. (a)	16,705	81,019
La-Z-Boy, Inc. (a)(c)	82,900	1,045,369
Libbey, Inc. (a)	23,300	307,560
Lifetime Brands, Inc. (a)(c)	12,011	96,929
M.D.C. Holdings, Inc.	56,967	1,949,411
M/I Homes, Inc. (a)	35,199	452,307
Meritage Homes Corp. (a)(c)	47,404	1,013,972
Mohawk Industries, Inc. (a)(c)	86,655	4,469,665
National Presto Industries, Inc.	7,882	994,393
NVR, Inc. (a)(c)	9,433	6,681,394
Orleans Homebuilders, Inc. (a)(c)	4,454	3,073
Palm Harbor Homes, Inc. (a)	9,454	18,530
Ryland Group, Inc. (c)	68,251	1,548,615
Sealy Corp., Inc. (a)(c)	81,807	283,052
Skyline Corp.	14,802	252,374
Standard Pacific Corp. (a)	172,991	730,022
Stanley Furniture Co., Inc. (a)(c)	15,731	132,140
Tempur-Pedic International, Inc. (a)(c)	110,181	3,129,140
Toll Brothers, Inc. (a)	205,187	3,863,671
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	99,991	$ 4,672,579
Universal Electronics, Inc. (a)	26,256	593,123
		50,621,080
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	83,084
Bidz.com, Inc. (a)	10,552	20,893
Blue Nile, Inc. (a)(c)	24,565	1,258,711
dELiA*s, Inc. (a)	25,316	43,037
Drugstore.com, Inc. (a)(c)	114,696	379,644
eDiets.com, Inc. (a)(c)	14,028	19,779
Gaiam, Inc. Class A (a)	20,506	143,132
Hollywood Media Corp. (a)	26,946	33,413
HSN, Inc. (a)	61,586	1,333,953
Liberty Media Corp. Interactive Series A (a)	948,206	11,937,914
Netflix, Inc. (a)(c)	75,385	4,979,179
NutriSystem, Inc. (c)	47,498	919,086
Orbitz Worldwide, Inc. (a)	55,775	331,861
Overstock.com, Inc. (a)(c)	28,744	353,839
PetMed Express, Inc. (c)	45,901	889,102
Shutterfly, Inc. (a)	36,474	699,936
Stamps.com, Inc. (a)	24,970	226,228
US Auto Parts Network, Inc. (a)	28,450	177,244
ValueVision Media, Inc. Class A (a)	39,538	170,409
Vitacost.com, Inc.	20,506	229,872
		24,230,316
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	18,451	198,533
Brunswick Corp. (c)	138,431	1,597,494
Callaway Golf Co.	105,545	836,972
Cybex International, Inc. (a)	14,718	19,133
Escalade, Inc. (a)	6,336	16,474
Gametech International, Inc. (a)	13,061	22,726
JAKKS Pacific, Inc. (a)(c)	49,554	611,992
Johnson Outdoors, Inc. Class A (a)	1,929	20,795
Leapfrog Enterprises, Inc. Class A (a)	83,276	453,854
Marine Products Corp.	22,297	150,059
Meade Instruments Corp. (a)	201	742
Nautilus, Inc. (a)	27,540	93,636
Polaris Industries, Inc. (c)	50,155	2,294,090
Pool Corp. (c)	76,233	1,523,135
RC2 Corp. (a)	32,183	454,102
Smith & Wesson Holding Corp. (a)	91,388	390,227
Sport Supply Group, Inc.	12,246	149,279
Steinway Musical Instruments, Inc. (a)	14,432	253,282
Sturm Ruger & Co., Inc. (c)	43,364	509,961
		9,596,486
Media - 2.6%
4Kids Entertainment, Inc. (a)	18,966	24,466
A.H. Belo Corp. Class A (a)	32,177	240,684

	Shares	Value
Alloy, Inc. (a)	20,910	$ 166,235
Arbitron, Inc. (c)	50,292	1,081,278
Ascent Media Corp. (a)	25,685	667,810
Atrinsic, Inc. (a)	2,087	1,837
Ballantyne of Omaha, Inc. (a)	26,052	107,074
Beasley Broadcast Group, Inc. Class A (a)	4,117	16,509
Belo Corp. Series A	143,509	965,816
Cablevision Systems Corp. - NY Group Class A	373,610	8,996,529
Carmike Cinemas, Inc. (a)(c)	24,755	225,271
Cinemark Holdings, Inc.	70,329	1,133,000
CKX, Inc. (a)(c)	91,858	383,048
Clear Channel Outdoor Holding, Inc. Class A (a)	73,934	703,852
Crown Media Holdings, Inc. Class A (a)(c)	4,844	8,041
Cumulus Media, Inc. Class A (a)	58,225	157,790
Dex One Corp. (a)	75,000	2,235,000
DISH Network Corp. Class A	331,963	6,629,301
Dolan Media Co. (a)(c)	45,623	475,392
DreamWorks Animation SKG, Inc. Class A (a)	109,171	4,744,572
E.W. Scripps Co. Class A (a)	47,080	358,750
Emmis Communications Corp. Class A (a)	64,360	57,924
Entercom Communications Corp. Class A (a)(c)	38,697	393,548
Entravision Communication Corp. Class A (a)	73,808	222,162
Fisher Communications, Inc. (a)	11,582	164,580
Gray Television, Inc. (a)	67,792	112,535
Harris Interactive, Inc. (a)	41,822	43,495
Harte-Hanks, Inc.	60,612	720,677
Insignia Systems, Inc. (a)	9,662	54,011
Interactive Data Corp.	56,760	1,720,396
John Wiley & Sons, Inc. Class A	81,002	3,400,464
Journal Communications, Inc. Class A	62,729	234,606
Knology, Inc. (a)	50,956	583,446
Lamar Advertising Co. Class A (a)	90,165	2,712,163
Lee Enterprises, Inc. (a)	73,717	282,336
Liberty Global, Inc. Class A (a)(c)	401,952	10,804,470
Liberty Media Corp.:
Capital Series A (a)	135,396	4,581,801
Starz Series A (a)	84,131	4,284,792
LIN TV Corp. Class A (a)	44,700	228,417
Live Nation Entertainment, Inc. (a)	222,302	2,887,703
LodgeNet Entertainment Corp. (a)(c)	31,000	193,440
Madison Square Garden, Inc. Class A (a)	89,803	1,751,159
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	51,138	273,588
Media General, Inc. Class A (a)(c)	21,102	172,614
Mediacom Communications Corp. Class A (a)(c)	74,681	346,520
Morningstar, Inc. (a)	33,278	1,467,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
National CineMedia, Inc.	67,172	$ 1,080,797
Navarre Corp. (a)	50,065	95,624
New Frontier Media, Inc. (a)	31,250	55,938
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	17,905
NTN Communications, Inc. (a)	16,316	7,505
Outdoor Channel Holdings, Inc. (a)	25,606	146,210
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	46,218	151,133
Point.360 (a)	2,433	3,066
PRIMEDIA, Inc. (c)	26,029	96,307
Radio One, Inc. Class D (non-vtg.) (a)	59,150	176,859
RCN Corp. (a)	61,242	672,437
Reading International, Inc. Class A (a)(c)	10,681	45,074
Regal Entertainment Group Class A	119,388	1,783,657
Rentrak Corp. (a)	15,252	279,417
Saga Communications, Inc. Class A (a)	1,483	21,444
Salem Communications Corp. Class A (a)	10,000	50,600
Scholastic Corp.	48,431	1,423,871
Sinclair Broadcast Group, Inc. Class A (a)	95,619	480,007
Sirius XM Radio, Inc. (a)(c)	6,162,147	6,285,390
Spanish Broadcasting System, Inc. Class A (a)	67,440	47,950
SPAR Group, Inc. (a)	4,346	4,346
SuperMedia, Inc. (a)(c)	22,000	924,000
The McClatchy Co. Class A (c)	94,186	453,977
Valassis Communications, Inc. (a)(c)	76,028	1,947,837
Value Line, Inc.	1,396	37,148
Virgin Media, Inc. (c)	466,734	7,561,091
Warner Music Group Corp. (a)	83,979	482,039
World Wrestling Entertainment, Inc. Class A	52,937	902,576
		92,250,867
Multiline Retail - 0.4%
99 Cents Only Stores (a)(c)	70,600	1,164,900
Dillard's, Inc. Class A (c)	86,820	1,464,653
Dollar General Corp.	51,729	1,235,806
Dollar Tree, Inc. (a)	142,895	7,964,967
Duckwall-ALCO Stores, Inc. (a)	5,890	86,583
Fred's, Inc. Class A	83,408	863,273
Retail Ventures, Inc. (a)	21,851	195,348
Saks, Inc. (a)(c)	211,295	1,474,839
The Bon-Ton Stores, Inc. (c)	43,703	433,971
Tuesday Morning Corp. (a)	46,998	268,359
		15,152,699
Specialty Retail - 2.9%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	61,826
Aarons, Inc. (c)	75,796	2,248,867
Advance Auto Parts, Inc. (c)	147,100	6,001,680
Aeropostale, Inc. (a)(c)	104,735	3,703,430

	Shares	Value
America's Car Mart, Inc. (a)(c)	18,842	$ 498,182
American Eagle Outfitters, Inc.	281,439	4,747,876
AnnTaylor Stores Corp. (a)(c)	92,216	1,587,037
Asbury Automotive Group, Inc. (a)(c)	50,031	581,861
Barnes & Noble, Inc. (c)	60,855	1,221,360
bebe Stores, Inc.	47,405	399,624
Big 5 Sporting Goods Corp.	32,904	502,773
Blockbuster, Inc. Class A (a)(c)	303,054	91,068
Books-A-Million, Inc.	19,056	119,862
Borders Group, Inc. (a)(c)	88,626	125,849
Brown Shoe Co., Inc.	67,040	927,163
Build-A-Bear Workshop, Inc. (a)(c)	22,337	135,139
Cabela's, Inc. Class A (a)(c)	64,448	996,366
Cache, Inc. (a)	21,416	94,445
CarMax, Inc. (a)(c)	316,097	6,381,998
Casual Male Retail Group, Inc. (a)	71,337	219,718
Charming Shoppes, Inc. (a)(c)	154,687	920,388
Chico's FAS, Inc.	274,217	3,715,640
Christopher & Banks Corp.	55,556	385,559
Citi Trends, Inc. (a)	23,293	692,734
Coldwater Creek, Inc. (a)(c)	88,482	459,222
Collective Brands, Inc. (a)(c)	99,739	2,254,101
Conn's, Inc. (a)(c)	31,766	142,947
Cost Plus, Inc. (a)(c)	14,259	18,394
Destination Maternity Corp. (a)	8,192	185,303
Dick's Sporting Goods, Inc. (a)(c)	131,254	3,193,410
Dress Barn, Inc. (a)(c)	99,364	2,470,189
DSW, Inc. Class A (a)(c)	31,228	840,970
Emerging Vision, Inc. (a)	5,700	456
Finish Line, Inc. Class A	79,021	955,364
Foot Locker, Inc.	241,537	3,132,735
Genesco, Inc. (a)	33,220	794,955
Group 1 Automotive, Inc. (a)(c)	37,684	1,046,485
Guess?, Inc.	91,498	3,732,203
Gymboree Corp. (a)(c)	46,762	2,034,147
Haverty Furniture Companies, Inc. (c)	49,239	653,894
hhgregg, Inc. (a)(c)	34,859	727,507
Hibbett Sports, Inc. (a)(c)	43,518	1,001,349
Hot Topic, Inc. (a)	77,371	500,590
J. Crew Group, Inc. (a)(c)	82,223	3,459,944
Jo-Ann Stores, Inc. (a)	45,712	1,730,199
Jos. A. Bank Clothiers, Inc. (a)	31,680	1,417,046
Kirkland's, Inc. (a)	19,357	320,552
Lithia Motors, Inc. Class A (sub. vtg.) (a)(c)	39,541	252,272
Lumber Liquidators Holdings, Inc. (a)	22,929	508,565
MarineMax, Inc. (a)	35,132	371,697
Midas, Inc. (a)	20,837	188,992
Monro Muffler Brake, Inc.	33,050	1,152,123
New York & Co., Inc. (a)	32,959	122,278
OfficeMax, Inc. (a)	117,532	1,876,986
Pacific Sunwear of California, Inc. (a)	112,372	503,427
Penske Automotive Group, Inc. (a)(c)	71,078	1,034,185
Perfumania Holdings, Inc. (a)	1,076	7,597
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	199,681	$ 5,435,317
Pier 1 Imports, Inc. (a)	123,971	757,463
Rent-A-Center, Inc. (a)(c)	104,237	2,318,231
Rex Stores Corp. (a)	13,731	248,806
rue21, Inc.	9,479	272,426
Sally Beauty Holdings, Inc. (a)(c)	129,535	1,060,892
Select Comfort Corp. (a)	85,495	658,312
Shoe Carnival, Inc. (a)	16,571	302,089
Signet Jewelers Ltd. (a)	135,452	3,902,372
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	55,272	569,302
Stage Stores, Inc.	62,243	827,832
Stein Mart, Inc. (a)	39,223	320,452
Syms Corp. (a)	14	139
Systemax, Inc. (c)	18,481	301,240
Talbots, Inc. (a)(c)	36,599	396,733
The Buckle, Inc. (c)	41,726	1,221,320
The Cato Corp. Class A (sub. vtg.)	44,911	880,256
The Children's Place Retail Stores, Inc. (a)(c)	33,110	1,265,133
The Men's Wearhouse, Inc.	72,025	1,538,454
The Pep Boys - Manny, Moe & Jack	86,239	819,271
Tractor Supply Co. (a)(c)	56,436	3,088,178
Trans World Entertainment Corp. (a)	16,560	21,031
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	53,314	977,246
Vitamin Shoppe, Inc.	17,396	345,659
West Marine, Inc. (a)(c)	25,817	243,454
Wet Seal, Inc. Class A (a)(c)	147,317	590,741
Williams-Sonoma, Inc.	147,604	3,167,582
Winmark Corp. (a)(c)	2,614	53,195
Zale Corp. (a)(c)	48,284	114,433
Zumiez, Inc. (a)(c)	32,925	472,145
		105,620,233
Textiles, Apparel & Luxury Goods - 1.1%
American Apparel, Inc. (a)(c)	47,810	134,346
Carter's, Inc. (a)	87,613	2,510,989
Cherokee, Inc.	25,151	430,082
Columbia Sportswear Co.	24,526	1,124,272
Crocs, Inc. (a)(c)	126,505	891,860
Culp, Inc. (a)	17,306	225,324
Deckers Outdoor Corp. (a)(c)	21,313	2,561,823
Delta Apparel, Inc. (a)	6,654	92,291
FGX International Ltd. (a)	21,649	427,135
Forward Industries, Inc. (NY Shares) (a)	5,267	12,167
Fossil, Inc. (a)(c)	74,283	2,692,759
G-III Apparel Group Ltd. (a)(c)	33,874	710,338
Hanesbrands, Inc. (a)(c)	146,288	3,793,248
Heelys, Inc. (a)	13,425	29,132
Iconix Brand Group, Inc. (a)(c)	111,759	1,456,220
Joe's Jeans, Inc. (a)	72,989	158,386

	Shares	Value
Jones Apparel Group, Inc.	132,957	$ 2,241,655
K-Swiss, Inc. Class A (a)	50,248	469,316
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	15,827	185,492
Liz Claiborne, Inc. (a)(c)	146,239	1,010,511
Maidenform Brands, Inc. (a)	34,642	596,535
Movado Group, Inc. (c)	27,914	357,299
Oxford Industries, Inc.	23,527	457,835
Perry Ellis International, Inc. (a)	24,362	476,764
Phillips-Van Heusen Corp.	79,586	3,463,583
Quiksilver, Inc. (a)(c)	198,655	510,543
R.G. Barry Corp.	17,921	173,654
Rocky Brands, Inc. (a)	2,631	22,495
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	50,600	1,554,938
Steven Madden Ltd. (a)	25,810	1,084,278
Tandy Brands Accessories, Inc. (a)	1,058	3,745
Timberland Co. Class A (a)	72,082	1,332,796
True Religion Apparel, Inc. (a)(c)	39,419	968,131
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	56,851	1,481,537
Unifi, Inc. (a)	73,841	278,381
Unifirst Corp.	21,812	1,146,439
Volcom, Inc. (a)(c)	29,822	481,327
Warnaco Group, Inc. (a)	73,545	3,069,768
Weyco Group, Inc.	13,010	299,490
Wolverine World Wide, Inc. (c)	76,096	2,097,967
		41,014,851
TOTAL CONSUMER DISCRETIONARY		516,668,691
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	17,122	810,213
Central European Distribution Corp. (a)	98,864	3,297,114
Coca-Cola Bottling Co. Consolidated	9,830	547,040
Hansen Natural Corp. (a)	109,614	4,559,942
Jones Soda Co. (a)	20,735	15,344
MGP Ingredients, Inc. (a)	21,690	154,216
National Beverage Corp.	13,356	152,258
Vermont Pure Holdings Ltd. (a)	4,384	2,981
		9,539,108
Food & Staples Retailing - 0.5%
Andersons, Inc.	30,048	970,550
Arden Group, Inc. Class A	2,161	219,342
BJ's Wholesale Club, Inc. (a)(c)	83,525	3,021,099
Casey's General Stores, Inc.	77,812	2,366,263
Diedrich Coffee, Inc. (a)	6,943	240,228
Ingles Markets, Inc. Class A	23,728	334,328
Nash-Finch Co.	21,022	741,446
PriceSmart, Inc.	24,187	514,216
Rite Aid Corp. (a)	946,542	1,438,744
Ruddick Corp.	64,540	1,891,022
Spartan Stores, Inc.	41,870	587,017
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)(c)	16,866	$ 141,337
The Great Atlantic & Pacific Tea Co. (a)(c)	56,158	408,269
The Pantry, Inc. (a)	40,022	524,288
United Natural Foods, Inc. (a)(c)	61,016	1,792,040
Village Super Market, Inc. Class A	8,400	207,900
Weis Markets, Inc.	18,904	659,750
Winn-Dixie Stores, Inc. (a)(c)	94,928	1,038,512
		17,096,351
Food Products - 1.6%
Alico, Inc.	6,793	176,346
American Italian Pasta Co. Class A (a)	33,341	1,293,631
B&G Foods, Inc. Class A	71,801	668,467
Bridgford Foods Corp.	4,789	55,505
Bunge Ltd. (c)	192,408	11,465,593
Cal-Maine Foods, Inc.	22,264	713,784
Calavo Growers, Inc. (c)	22,506	398,131
Chiquita Brands International, Inc. (a)(c)	69,608	1,013,492
Corn Products International, Inc.	118,341	3,855,550
Darling International, Inc. (a)	127,866	1,030,600
Del Monte Foods Co.	311,549	3,651,354
Diamond Foods, Inc.	25,760	897,736
Dole Food Co., Inc.	55,345	649,197
Farmer Brothers Co.	8,050	144,981
Flowers Foods, Inc.	132,633	3,380,815
Fresh Del Monte Produce, Inc. (a)	62,156	1,206,448
Green Mountain Coffee Roasters, Inc. (a)(c)	61,720	5,208,551
Griffin Land & Nurseries, Inc.	1,112	31,937
Hain Celestial Group, Inc. (a)(c)	64,095	1,017,188
Harbinger Group, Inc. (a)	6,888	50,627
HQ Sustainable Maritime Industries, Inc. (a)	22,359	164,562
Imperial Sugar Co.	28,869	432,169
J&J Snack Foods Corp.	23,728	1,013,423
John B. Sanfilippo & Son, Inc. (a)	15,839	250,573
Lancaster Colony Corp.	31,907	1,835,929
Lance, Inc.	49,107	1,065,131
Lifeway Foods, Inc. (a)(c)	9,724	113,965
Omega Protein Corp. (a)	35,400	151,158
Overhill Farms, Inc. (a)	28,537	161,234
Pilgrims Pride Corp. (a)	70,000	631,400
Ralcorp Holdings, Inc. (a)	88,217	5,893,778
Reddy Ice Holdings, Inc. (a)	33,001	179,195
Sanderson Farms, Inc.	28,337	1,387,380
Seneca Foods Group Class A (a)	17,183	449,335
Smart Balance, Inc. (a)	94,866	475,279
Smithfield Foods, Inc. (a)(c)	248,555	4,277,632
Tasty Baking Co.	4,304	28,751
The Inventure Group, Inc. (a)	3,448	8,999

	Shares	Value
Tootsie Roll Industries, Inc. (c)	35,119	$ 955,588
TreeHouse Foods, Inc. (a)(c)	49,115	2,113,418
		58,498,832
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	98,080	936,664
Church & Dwight Co., Inc.	109,715	7,370,654
Energizer Holdings, Inc. (a)	110,267	6,389,973
Oil-Dri Corp. of America	9,479	153,560
Orchids Paper Products Co. (a)(c)	16,017	259,956
WD-40 Co.	27,985	876,490
		15,987,297
Personal Products - 0.6%
Alberto-Culver Co.	137,717	3,817,515
Bare Escentuals, Inc. (a)	105,146	1,911,554
Chattem, Inc. (a)(c)	27,514	2,572,009
Elizabeth Arden, Inc. (a)(c)	50,830	915,957
Herbalife Ltd.	97,647	3,910,762
Inter Parfums, Inc.	24,003	325,961
Mannatech, Inc.	11,829	41,756
MediFast, Inc. (a)(c)	22,081	466,792
NBTY, Inc. (a)	87,612	3,977,585
Nu Skin Enterprises, Inc. Class A	80,218	2,143,425
Nutraceutical International Corp. (a)	16,272	209,095
Parlux Fragrances, Inc. (a)	13,118	23,744
Physicians Formula Holdings, Inc. (a)	15,509	32,259
Prestige Brands Holdings, Inc. (a)	65,033	522,215
Reliv International, Inc.	10,690	32,391
Revlon, Inc. (a)(c)	27,182	407,458
Schiff Nutrition International, Inc.	15,963	124,831
The Female Health Co.	31,393	177,370
USANA Health Sciences, Inc. (a)(c)	13,212	365,840
		21,978,519
Tobacco - 0.1%
Alliance One International, Inc. (a)(c)	149,289	765,853
Star Scientific, Inc. (a)	87,611	83,230
Universal Corp.	41,015	2,175,846
Vector Group Ltd. (c)	61,822	892,091
		3,917,020
TOTAL CONSUMER STAPLES		127,017,127
ENERGY - 6.8%
Energy Equipment & Services - 1.9%
Allis-Chalmers Energy, Inc. (a)(c)	71,917	271,846
Atwood Oceanics, Inc. (a)(c)	86,548	2,895,896
Basic Energy Services, Inc. (a)	52,446	495,615
Bolt Technology Corp. (a)	15,622	164,968
Boots & Coots/International Well Control, Inc. (a)	124,595	225,517
Bristow Group, Inc. (a)(c)	54,885	1,987,386
Bronco Drilling Co., Inc. (a)	49,438	239,280
Cal Dive International, Inc. (a)	143,648	1,012,718
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Carbo Ceramics, Inc.	30,984	$ 1,890,954
Complete Production Services, Inc. (a)	95,228	1,329,383
Dawson Geophysical Co. (a)(c)	16,219	463,377
Dresser-Rand Group, Inc. (a)	127,517	3,941,550
Dril-Quip, Inc. (a)(c)	46,641	2,552,196
ENGlobal Corp. (a)(c)	20,365	58,448
Exterran Holdings, Inc. (a)(c)	97,853	2,226,156
Geokinetics, Inc. (a)	13,477	114,150
Global Industries Ltd. (a)	160,521	1,083,517
Gulf Island Fabrication, Inc.	29,903	596,565
Gulfmark Offshore, Inc. Class A (a)	42,038	1,034,135
Helix Energy Solutions Group, Inc. (a)	146,750	1,689,093
Hercules Offshore, Inc. (a)(c)	179,291	656,205
Hornbeck Offshore Services, Inc. (a)(c)	36,848	695,690
ION Geophysical Corp. (a)	137,581	630,121
Key Energy Services, Inc. (a)	198,256	2,010,316
Lufkin Industries, Inc.	23,253	1,698,632
Matrix Service Co. (a)	47,212	505,168
Mitcham Industries, Inc. (a)	14,875	116,174
Natural Gas Services Group, Inc. (a)	22,146	339,277
Newpark Resources, Inc. (a)	176,885	914,495
Oceaneering International, Inc. (a)(c)	79,330	4,795,499
Oil States International, Inc. (a)	79,030	3,399,871
Omni Energy Services Corp. (a)	31,673	50,677
OYO Geospace Corp. (a)	9,619	414,194
Parker Drilling Co. (a)	189,952	974,454
Patterson-UTI Energy, Inc.	238,869	3,688,137
PHI, Inc. (non-vtg.) (a)	23,041	449,760
Pioneer Drilling Co. (a)	94,743	676,465
Pride International, Inc. (a)	244,938	6,853,365
Royale Energy, Inc. (a)(c)	5,582	12,280
RPC, Inc.	51,393	635,217
SEACOR Holdings, Inc. (a)	29,782	2,274,749
Seahawk Drilling, Inc. (a)	19,510	400,931
Sulphco, Inc. (a)(c)	85,471	32,479
Superior Energy Services, Inc. (a)	120,299	2,486,580
Superior Well Services, Inc. (a)(c)	41,761	747,104
T-3 Energy Services, Inc. (a)	23,204	550,863
Tesco Corp. (a)	58,502	797,382
TETRA Technologies, Inc. (a)	132,561	1,336,215
TGC Industries, Inc.	14,050	57,886
Tidewater, Inc.	79,129	3,526,780
Trico Marine Services, Inc. (a)(c)	25,908	67,102
Union Drilling, Inc. (a)	22,965	153,406
Unit Corp. (a)(c)	73,611	3,199,870
		69,420,094
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp. (a)(c)	107,938	207,241
Adams Resources & Energy, Inc.	14,021	298,507
Alon USA Energy, Inc. (c)	36,210	253,470
Alpha Natural Resources, Inc. (a)	246,739	11,352,461

	Shares	Value
American Oil & Gas, Inc. NV (a)(c)	82,781	$ 396,521
APCO Argentina, Inc.	21,682	478,739
Approach Resources, Inc. (a)	25,430	211,323
Arch Coal, Inc.	255,168	5,738,728
Arena Resources, Inc. (a)(c)	59,275	2,455,763
Atlas Energy, Inc.	122,821	4,008,877
ATP Oil & Gas Corp. (a)(c)	66,447	1,200,033
Barnwell Industries, Inc. (a)	3,174	12,855
Berry Petroleum Co. Class A (c)	74,318	1,991,722
Bill Barrett Corp. (a)(c)	52,086	1,766,236
BioFuel Energy Corp. (a)	20,000	58,000
BP Prudhoe Bay Royalty Trust (c)	30,892	2,761,127
BPZ Energy, Inc. (a)(c)	161,398	1,262,132
Brigham Exploration Co. (a)(c)	155,248	2,549,172
Callon Petroleum Co. (a)	52,207	154,533
Cano Petroleum, Inc. (a)	62,407	51,174
Carrizo Oil & Gas, Inc. (a)(c)	44,639	1,068,211
Cheniere Energy, Inc. (a)(c)	129,236	385,123
Cimarex Energy Co.	130,480	7,797,485
Clayton Williams Energy, Inc. (a)	14,988	558,903
Clean Energy Fuels Corp. (a)(c)	60,392	1,089,472
Cloud Peak Energy, Inc.	55,125	838,451
CNX Gas Corp. (a)(c)	42,042	1,101,080
Cobalt International Energy, Inc.	96,209	1,187,219
Comstock Resources, Inc. (a)(c)	71,585	2,471,114
Concho Resources, Inc. (a)	112,506	5,225,904
Contango Oil & Gas Co. (a)(c)	22,227	1,146,024
Continental Resources, Inc. (a)	48,565	1,917,346
CREDO Petroleum Corp. (a)(c)	9,108	78,966
Cross Timbers Royalty Trust	16,215	541,257
Crosstex Energy, Inc. (c)	85,915	664,123
CVR Energy, Inc. (a)	88,072	723,952
Delek US Holdings, Inc.	36,326	264,090
Delta Petroleum Corp. (a)(c)	272,091	380,927
Dht Maritime, Inc.	97,648	343,721
Double Eagle Petroleum Co. (a)	12,444	53,509
Encore Acquisition Co. (a)	87,245	4,321,245
Endeavor International Corp. (a)(c)	211,586	260,251
Evergreen Energy, Inc. (a)(c)	203,390	62,237
Evolution Petroleum Corp. (a)	8,208	36,608
EXCO Resources, Inc.	273,813	5,177,804
Forest Oil Corp. (a)	162,916	4,415,024
Frontier Oil Corp.	160,453	1,988,013
FX Energy, Inc. (a)(c)	67,613	221,095
Gasco Energy, Inc. (a)	127,719	45,302
Gastar Exploration Ltd. (a)	67,405	332,981
General Maritime Corp.	95,653	691,571
Geomet, Inc. (a)	38,693	39,080
Georesources, Inc. (a)	15,879	212,779
GMX Resources, Inc. (a)(c)	54,042	497,186
Goodrich Petroleum Corp. (a)(c)	40,880	787,758
Green Plains Renewable Energy, Inc. (a)(c)	19,074	323,495
Gulfport Energy Corp. (a)	47,797	434,953
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Harvest Natural Resources, Inc. (a)	68,202	$ 364,199
HKN, Inc. (a)	2,038	6,624
Holly Corp.	64,581	1,658,440
Houston American Energy Corp.	29,483	403,622
Hugoton Royalty Trust	61,150	1,089,082
Hyperdynamics Corp. (a)(c)	116,757	142,444
International Coal Group, Inc. (a)(c)	143,756	626,776
Isramco, Inc. (a)	399	22,360
James River Coal Co. (a)(c)	42,817	681,218
Kodiak Oil & Gas Corp. (a)	185,191	442,606
Magnum Hunter Resources Corp. (a)	52,692	153,861
Mariner Energy, Inc. (a)	166,701	2,503,849
McMoRan Exploration Co. (a)(c)	123,948	2,141,821
Meridian Resource Corp. (a)	109,265	30,703
National Coal Corp. (a)	29,899	21,228
Newfield Exploration Co. (a)	210,741	10,762,543
NGAS Resources, Inc. (a)(c)	51,746	79,171
Northern Oil & Gas, Inc. (a)(c)	32,446	401,033
Overseas Shipholding Group, Inc.	37,452	1,666,239
Pacific Ethanol, Inc. (a)(c)	101,225	218,646
Panhandle Royalty Co. Class A	14,442	392,245
Patriot Coal Corp. (a)(c)	120,740	2,011,528
Penn Virginia Corp.	70,726	1,789,368
Petrohawk Energy Corp. (a)	480,679	10,286,531
Petroleum Development Corp. (a)	30,863	725,589
Petroquest Energy, Inc. (a)	119,706	641,624
Plains Exploration & Production Co. (a)	224,830	7,376,672
PrimeEnergy Corp. (a)	1,965	49,263
Quest Resource Corp. (a)	39,088	24,039
Quicksilver Resources, Inc. (a)(c)	187,990	2,804,811
Ram Energy Resources, Inc. (a)	82,645	127,273
Rentech, Inc. (a)(c)	295,045	315,698
Resolute Energy Corp. (a)	66,030	703,220
Rex Energy Corp. (a)	53,833	745,049
Rosetta Resources, Inc. (a)	85,373	1,599,036
SandRidge Energy, Inc. (a)(c)	284,129	2,255,984
Ship Finance International Ltd. (NY Shares) (c)	62,495	993,671
Southern Union Co.	163,934	3,924,580
St. Mary Land & Exploration Co.	97,160	3,165,473
Stone Energy Corp. (a)(c)	67,486	1,150,636
Swift Energy Co. (a)	57,241	1,705,209
Syntroleum Corp. (a)	116,963	267,845
Teekay Corp.	64,152	1,612,781
Toreador Resources Corp. (c)	32,849	289,400
Tri-Valley Corp. (a)(c)	35,638	68,069
Ultra Petroleum Corp. (a)	236,421	10,811,532
Uranium Energy Corp. (a)	91,430	334,634
Uranium Resources, Inc. (a)	93,419	65,393
USEC, Inc. (a)(c)	167,163	728,831
Vaalco Energy, Inc.	133,882	571,676

	Shares	Value
Venoco, Inc. (a)(c)	36,965	$ 424,358
Verenium Corp. (a)(c)	21,835	118,564
W&T Offshore, Inc. (c)	60,406	532,177
Warren Resources, Inc. (a)	110,163	257,781
Western Refining, Inc. (a)(c)	75,482	327,592
Westmoreland Coal Co. (a)	12,922	143,305
Whiting Petroleum Corp. (a)(c)	81,653	6,111,727
World Fuel Services Corp. (c)	89,565	2,366,307
Zion Oil & Gas, Inc. (a)(c)	36,125	224,698
		176,353,507
TOTAL ENERGY		245,773,601
FINANCIALS - 20.3%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)(c)	65,059	4,627,647
Artio Global Investors, Inc. Class A	35,768	872,024
BGC Partners, Inc. Class A (c)	116,459	577,637
BlackRock, Inc. Class A (c)	67,189	14,700,953
Broadpoint Gleacher Securities Group, Inc. (a)	96,939	388,725
Calamos Asset Management, Inc. Class A	35,085	468,034
Cohen & Steers, Inc. (c)	31,614	687,921
Cowen Group, Inc. Class A (a)	47,599	258,939
Deerfield Capital Corp. (a)	4,454	23,740
Diamond Hill Investment Group, Inc.	4,100	261,744
Duff & Phelps Corp. Class A	34,412	573,992
Eaton Vance Corp. (non-vtg.) (c)	182,690	5,515,411
Epoch Holding Corp.	22,897	232,405
Evercore Partners, Inc. Class A	23,534	708,609
FBR Capital Markets Corp. (a)	62,544	338,363
FirstCity Financial Corp. (a)	5,260	30,508
GAMCO Investors, Inc. Class A	12,513	544,441
GFI Group, Inc.	96,525	531,853
GLG Partners, Inc. (a)(c)	262,740	730,417
Greenhill & Co., Inc.	40,441	2,889,509
HFF, Inc. (a)	16,711	112,799
International Assets Holding Corp. (a)(c)	27,726	432,803
Investment Technology Group, Inc. (a)	67,600	1,150,552
Jefferies Group, Inc. (c)	176,599	4,407,911
JMP Group, Inc.	30,764	237,498
KBW, Inc. (a)	55,031	1,307,537
Knight Capital Group, Inc. Class A (a)(c)	145,885	2,354,584
LaBranche & Co., Inc. (a)(c)	105,583	495,184
Ladenburg Thalmann Financial Services, Inc. (a)	173,950	186,127
Merriman Curhan Ford Group, Inc. (a)	10,677	9,609
MF Global Holdings Ltd. (a)(c)	151,725	1,049,937
National Holdings Corp. (a)	1,000	700
optionsXpress Holdings, Inc.	70,265	1,110,890
Penson Worldwide, Inc. (a)(c)	37,135	349,440
Piper Jaffray Companies (a)	31,029	1,343,245
Pzena Investment Management, Inc. (a)	13,002	78,012
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Raymond James Financial, Inc. (c)	154,737	$ 4,001,499
Riskmetrics Group, Inc. (a)	46,739	870,748
Rodman & Renshaw Capital Group, Inc. (a)(c)	34,846	147,747
Safeguard Scientifics, Inc. (a)	35,455	416,242
Sanders Morris Harris Group, Inc.	27,371	141,782
SEI Investments Co.	244,709	4,311,773
Siebert Financial Corp. (a)	7,668	17,253
Stifel Financial Corp. (a)(c)	46,807	2,560,343
SWS Group, Inc.	54,317	654,520
TD Ameritrade Holding Corp. (a)	375,487	6,567,268
Teton Advisors, Inc.	145	1,885
Thomas Weisel Partners Group, Inc. (a)	37,769	152,209
TradeStation Group, Inc. (a)	61,371	423,460
U.S. Global Investments, Inc. Class A	25,419	246,056
Virtus Investment Partners, Inc. (a)	9,510	194,004
Waddell & Reed Financial, Inc. Class A	135,072	4,441,167
Westwood Holdings Group, Inc.	12,700	491,871
		75,229,527
Commercial Banks - 4.0%
1st Source Corp.	27,385	408,858
Alliance Financial Corp.	9,336	250,765
Amcore Financial, Inc. (a)(c)	19,154	12,259
American National Bankshares, Inc.	9,212	184,332
AmericanWest Bancorp (a)(c)	13,795	5,518
Ameris Bancorp (c)	24,271	230,575
AmeriServ Financial, Inc. (a)(c)	8,597	12,724
Ames National Corp. (c)	14,284	264,397
Arrow Financial Corp.	18,857	477,082
Associated Banc-Corp. (c)	262,051	3,383,078
BancFirst Corp.	16,423	655,278
Bancorp Rhode Island, Inc.	554	15,761
Bancorp, Inc., Delaware (a)	42,298	297,355
BancorpSouth, Inc.	123,818	2,410,736
BancTrust Financial Group, Inc. (c)	17,257	78,174
Bank of Florida Corp. (a)(c)	9,353	10,849
Bank of Granite Corp. (a)	16,693	20,032
Bank of Hawaii Corp.	75,138	3,171,575
Bank of Marin Bancorp	9,468	303,165
Bank of the Ozarks, Inc.	28,188	865,935
Banner Corp. (c)	75,904	205,700
Bar Harbor Bankshares	6,353	169,943
BOK Financial Corp.	36,491	1,677,856
Boston Private Financial Holdings, Inc.	127,232	871,539
Bridge Bancorp, Inc. (c)	7,554	173,289
Bryn Mawr Bank Corp.	7,051	122,546
Cadence Financial Corp.	15,524	23,441
Camden National Corp.	12,106	365,238
Cape Bancorp, Inc. (a)	4,572	33,238
Capital Bank Corp. (c)	4,787	15,127
Capital City Bank Group, Inc. (c)	19,253	247,979

	Shares	Value
CapitalSource, Inc.	413,182	$ 2,272,501
Capitol Bancorp Ltd. (c)	23,433	52,021
Cardinal Financial Corp.	54,820	532,302
Cascade Bancorp (a)(c)	37,466	19,108
Cascade Financial Corp. (c)	13,915	27,273
Cathay General Bancorp	115,643	1,125,206
Center Bancorp, Inc. (c)	11,222	94,938
Center Financial Corp. (a)(c)	31,725	153,866
Centerstate Banks of Florida, Inc.	42,411	455,494
Central Pacific Financial Corp. (a)(c)	44,540	57,902
Century Bancorp, Inc. Class A (non-vtg.)	3,595	68,665
Chemical Financial Corp.	43,037	886,562
Chicopee Bancorp, Inc. (a)	5,000	64,000
Citizens & Northern Corp.	9,916	110,563
Citizens Banking Corp., Michigan (a)	639,800	451,059
Citizens Financial Services, Inc.	1,560	42,900
Citizens Holding Co.	1,448	32,797
City Bank Lynnwood, Washington (a)(c)	16,408	24,284
City Holding Co.	32,814	1,053,001
City National Corp. (c)	65,704	3,279,944
CNB Financial Corp., Pennsylvania (c)	4,148	67,778
CoBiz, Inc. (c)	56,604	334,530
Colony Bankcorp, Inc. (c)	4,000	16,560
Columbia Banking Systems, Inc.	43,189	883,647
Commerce Bancshares, Inc.	108,627	4,400,480
Community Bank System, Inc.	58,154	1,303,231
Community Capital Corp.	2,185	6,031
Community Trust Bancorp, Inc.	31,933	814,611
Cullen/Frost Bankers, Inc.	88,731	4,804,784
CVB Financial Corp. (c)	150,984	1,404,151
Danvers Bancorp, Inc.	42,347	600,057
Dearborn Bancorp, Inc. (a)(c)	11,262	14,415
Eagle Bancorp, Inc., Maryland (a)	28,376	332,283
East West Bancorp, Inc.	135,785	2,378,953
Eastern Virgina Bankshares, Inc.	3,012	22,409
Encore Bancshares, Inc. (a)	2,804	22,712
Enterprise Bancorp, Inc.	756	8,906
Enterprise Financial Services Corp. (c)	22,760	195,053
EuroBancshares, Inc. (a)	10,674	4,686
Farmers Capital Bank Corp.	3,670	31,599
Fidelity Southern Corp.	5,064	29,118
Financial Institutions, Inc.	17,061	225,888
First Bancorp, North Carolina	27,078	382,341
First Bancorp, Puerto Rico (c)	159,992	339,183
First Busey Corp.	95,990	360,922
First California Financial Group, Inc. (a)(c)	2,624	7,767
First Citizen Bancshares, Inc.	9,807	1,794,583
First Commonwealth Financial Corp.	129,260	725,149
First Community Bancshares, Inc.	26,719	307,269
First Financial Bancorp, Ohio	90,495	1,679,587
First Financial Bankshares, Inc.	35,417	1,854,080
First Financial Corp., Indiana (c)	24,105	633,479
First M&F Corp.	1,684	5,136
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Mariner Bancorp, Inc. (a)	999	$ 1,259
First Mariner Bancorp, Inc. rights (a)	999	296
First Merchants Corp.	49,539	286,831
First Midwest Bancorp, Inc., Delaware (c)	114,773	1,559,765
First of Long Island Corp.	8,040	202,045
First Security Group, Inc.	10,700	26,322
First South Bancorp, Inc., Virginia (c)	5,916	63,420
First State Bancorp. (a)(c)	23,559	10,354
First United Corp.	5,930	34,098
Firstbank Corp., Michigan	7,615	47,822
FirstMerit Corp.	135,152	2,857,113
FNB Corp., North Carolina (c)	14,866	18,434
FNB Corp., Pennsylvania (c)	182,509	1,387,068
Frontier Financial Corp. (a)(c)	5,749	20,696
Fulton Financial Corp. (c)	278,290	2,677,150
German American Bancorp, Inc. (c)	17,151	271,500
Glacier Bancorp, Inc. (c)	103,687	1,503,462
Great Southern Bancorp, Inc. (c)	18,523	423,251
Green Bankshares, Inc. (c)	21,440	128,854
Guaranty Bancorp (a)	68,760	93,514
Hampton Roads Bankshares, Inc. (c)	68,693	123,647
Hancock Holding Co.	50,645	2,042,006
Hanmi Financial Corp. (a)(c)	125,574	302,633
Harleysville National Corp., Pennsylvania (c)	74,290	491,057
Hawthorn Bancshares, Inc.	5,622	64,147
Heartland Financial USA, Inc. (c)	23,341	338,911
Heritage Commerce Corp.	8,124	28,434
Heritage Financial Corp., Washington	10,153	150,163
Home Bancorp, Inc. (a)	5,730	69,849
Home Bancshares, Inc.	38,497	934,707
Hudson Valley Holding Corp.	23,305	565,146
IBERIABANK Corp.	34,481	1,969,210
Independent Bank Corp., Massachusetts	41,219	1,013,163
Independent Bank Corp., Michigan (c)	20,910	15,683
Integra Bank Corp. (c)	19,801	11,485
International Bancshares Corp. (c)	84,208	1,785,210
Intervest Bancshares Corp. Class A (a)	9,743	37,511
Investors Bancorp, Inc. (a)	80,457	1,035,482
Lakeland Bancorp, Inc.	37,435	285,255
Lakeland Financial Corp.	25,248	444,617
Macatawa Bank Corp. (a)(c)	20,513	30,770
MainSource Financial Group, Inc.	34,543	220,730
MB Financial, Inc.	77,058	1,568,130
MBT Financial Corp. (c)	10,000	15,100
Mercantile Bancorp, Inc., Illinois (a)(c)	5,364	13,142
Mercantile Bank Corp.	8,789	33,486
Merchants Bancshares, Inc.	10,317	219,855
Metro Bancorp, Inc. (a)(c)	21,799	264,204
Metrocorp Bancshares, Inc.	4,282	12,589

	Shares	Value
Midsouth Bancorp, Inc.	12,215	$ 190,554
Midwest Banc Holdings, Inc. (a)	27,414	8,224
MidWestOne Financial Group, Inc.	3,324	37,262
Nara Bancorp, Inc. (a)	69,089	610,056
National Bankshares, Inc. (c)	5,479	148,426
National Penn Bancshares, Inc. (c)	220,428	1,518,749
NBT Bancorp, Inc.	57,837	1,228,458
NewBridge Bancorp (a)	11,690	28,290
North Valley Bancorp (a)	11,383	22,197
Northern States Financial Corp. (a)	2,836	8,508
Northfield Bancorp, Inc. (c)	38,356	537,368
Northrim Bancorp, Inc.	7,424	118,116
Ohio Valley Banc Corp. (c)	6,000	135,960
Old National Bancorp, Indiana	136,463	1,550,220
Old Second Bancorp, Inc. (c)	25,241	171,386
Oriental Financial Group, Inc.	38,839	428,783
Orrstown Financial Services, Inc. (c)	5,717	201,353
PAB Bankshares, Inc. (a)(c)	7,901	8,691
Pacific Capital Bancorp (c)	92,066	113,241
Pacific Continental Corp.	30,865	311,737
Pacific Mercantile Bancorp (a)	7,285	22,365
PacWest Bancorp	41,204	836,441
Park National Corp. (c)	19,556	1,043,313
Peapack-Gladstone Financial Corp.	11,421	144,019
Peoples Bancorp, Inc.	14,496	208,452
Peoples Financial Corp., Mississippi	6,457	101,375
Pinnacle Financial Partners, Inc. (a)(c)	54,301	820,488
Popular, Inc. (c)	989,753	1,910,223
Preferred Bank, Los Angeles California	10,547	14,238
Premier Financial Bancorp, Inc.	1,360	10,350
PremierWest Bancorp (c)	19,543	9,967
PremierWest Bancorp rights 3/10/10 (a)	19,543	4,514
Princeton National Bancorp, Inc.	2,512	25,070
PrivateBancorp, Inc. (c)	113,226	1,471,938
Prosperity Bancshares, Inc. (c)	74,057	3,097,804
QCR Holdings, Inc.	4,300	38,313
Renasant Corp. (c)	47,726	728,299
Republic Bancorp, Inc., Kentucky Class A (c)	22,049	371,967
Republic First Bancorp, Inc. (a)	7,220	30,035
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	6,704	16,425
S&T Bancorp, Inc. (c)	48,624	862,104
S.Y. Bancorp, Inc.	22,264	488,695
Sandy Spring Bancorp, Inc.	26,053	368,389
Santander Bancorp (a)	7,708	94,115
Savannah Bancorp, Inc.	3,956	31,727
SCBT Financial Corp.	22,736	826,681
Seacoast Banking Corp., Florida	64,605	100,138
Shore Bancshares, Inc.	11,664	132,036
Sierra Bancorp	13,100	135,585
Signature Bank, New York (a)	65,344	2,432,757
Simmons First National Corp. Class A (c)	23,487	623,815
Smithtown Bancorp, Inc. (c)	35,501	151,944
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
South Financial Group, Inc. (c)	404,884	$ 230,784
Southside Bancshares, Inc.	25,475	510,264
Southwest Bancorp, Inc., Oklahoma	31,775	248,481
Southwest Georgia Financial Corp.	835	11,481
State Bancorp, Inc., New York	10,592	76,792
StellarOne Corp.	36,969	437,343
Sterling Bancorp, New York	49,845	408,231
Sterling Bancshares, Inc.	142,313	671,717
Sterling Financial Corp., Washington (a)(c)	76,895	55,080
Suffolk Bancorp	24,189	688,903
Summit Financial Group, Inc.	1,800	7,398
Sun Bancorp, Inc., New Jersey (c)	26,455	92,328
Superior Bancorp (a)(c)	14,301	41,473
Susquehanna Bancshares, Inc., Pennsylvania	142,213	1,187,479
SVB Financial Group (a)(c)	66,811	2,977,098
Synovus Financial Corp. (c)	669,570	1,908,275
Taylor Capital Group, Inc. (a)(c)	13,878	152,519
TCF Financial Corp. (c)	188,554	2,722,720
Tennessee Commerce Bancorp, Inc. (a)	4,775	32,948
Texas Capital Bancshares, Inc. (a)	59,910	1,009,484
The First Bancorp, Inc.	5,966	84,538
TIB Financial Corp. (c)	7,059	7,271
Tompkins Financial Corp. (c)	19,783	709,418
Tower Bancorp, Inc.	10,754	277,668
TowneBank (c)	39,752	487,757
Trico Bancshares	25,953	474,421
Trustmark Corp.	88,086	2,008,361
UMB Financial Corp.	53,798	2,061,001
Umpqua Holdings Corp. (c)	136,829	1,707,626
Union/First Market Bankshares Corp.	34,897	436,561
United Bankshares, Inc., West Virginia (c)	67,782	1,668,793
United Community Banks, Inc., Georgia	149,941	622,255
United Security Bancshares, Inc. (c)	7,707	110,981
United Security Bancshares, California (c)	6,652	32,063
Univest Corp. of Pennsylvania	24,780	430,429
Valley National Bancorp	223,490	3,218,256
Virginia Commerce Bancorp, Inc. (a)	36,224	216,257
VIST Financial Corp.	2,051	19,320
W Holding Co., Inc. (c)	6,601	133,472
Washington Banking Co., Oak Harbor (c)	25,189	301,512
Washington Trust Bancorp, Inc.	25,218	429,463
Webster Financial Corp.	113,241	1,811,856
WesBanco, Inc.	47,130	714,020
West Bancorp., Inc.	13,500	69,795
West Coast Bancorp (c)	20,909	54,991
Westamerica Bancorp.	46,017	2,525,413
Western Alliance Bancorp. (a)(c)	114,065	657,014
Whitney Holding Corp.	153,022	1,966,333

	Shares	Value
Wilber Corp.	466	$ 3,094
Wilmington Trust Corp., Delaware (c)	110,497	1,593,367
Wilshire Bancorp, Inc. (c)	46,235	434,609
Wintrust Financial Corp. (c)	41,258	1,404,422
Yadkin Valley Financial Corp. (c)	11,279	42,973
		144,176,953
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	74,706	468,407
AmeriCredit Corp. (a)(c)	105,355	2,344,149
Cardtronics, Inc. (a)	24,566	242,712
Cash America International, Inc.	46,135	1,768,355
CompuCredit Holdings Corp. (c)	50,670	175,318
Consumer Portfolio Services, Inc. (a)	11,918	19,784
Credit Acceptance Corp. (a)	9,307	373,862
Dollar Financial Corp. (a)(c)	38,199	857,186
EZCORP, Inc. (non-vtg.) Class A (a)	69,688	1,374,944
First Cash Financial Services, Inc. (a)	42,467	901,150
First Marblehead Corp. (a)	101,028	238,426
Nelnet, Inc. Class A	46,821	736,026
QC Holdings, Inc.	10,421	51,376
Rewards Network, Inc.	10,495	152,702
Student Loan Corp.	6,838	247,125
World Acceptance Corp. (a)(c)	21,570	901,410
		10,852,932
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)(c)	17,141	97,189
Asta Funding, Inc. (c)	11,285	76,061
California First National Bancorp	373	4,730
Catskill Litigation Trust (a)	1,036	0
CIT Group, Inc. (a)	317,983	11,584,121
Encore Capital Group, Inc. (a)(c)	26,184	472,359
Interactive Brokers Group, Inc. (a)	65,174	1,122,948
Life Partners Holdings, Inc. (c)	18,118	372,868
MarketAxess Holdings, Inc.	44,128	660,155
Marlin Business Services Corp. (a)	7,748	69,190
Medallion Financial Corp.	52,498	424,709
MicroFinancial, Inc.	5,166	17,358
MSCI, Inc. Class A (a)	165,915	4,974,132
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	44,179	276,561
PHH Corp. (a)	84,921	1,571,888
PICO Holdings, Inc. (a)(c)	32,044	1,090,778
Portfolio Recovery Associates, Inc. (a)(c)	24,147	1,287,760
Primus Guaranty Ltd. (a)	21,499	88,361
Resource America, Inc. Class A	15,458	65,697
		24,256,865
Insurance - 4.9%
21st Century Holding Co.	8,797	36,859
Alleghany Corp.	10,454	2,898,372
Allied World Assurance Co. Holdings Ltd.	60,933	2,809,011
AMBAC Financial Group, Inc. (a)(c)	422,641	300,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co.	90,804	$ 799,075
American Financial Group, Inc.	121,522	3,143,774
American Independence Corp. (a)	3,087	14,046
American National Insurance Co.	25,063	2,720,338
American Physicians Capital, Inc.	22,274	633,027
American Physicians Service Group, Inc.	11,000	258,170
American Safety Insurance Group Ltd. (a)	17,187	244,055
Amerisafe, Inc. (a)	41,852	720,273
Amtrust Financial Services, Inc.	44,803	634,859
Arch Capital Group Ltd. (a)	84,200	6,229,116
Argo Group International Holdings, Ltd.	49,947	1,390,025
Arthur J. Gallagher & Co.	158,874	3,770,080
Aspen Insurance Holdings Ltd.	113,759	3,214,829
Assured Guaranty Ltd. (c)	194,464	4,103,190
Axis Capital Holdings Ltd.	218,173	6,861,541
Baldwin & Lyons, Inc. Class B	14,444	349,256
Brown & Brown, Inc.	178,188	2,989,995
Citizens, Inc. Class A (a)(c)	57,022	369,503
CNA Financial Corp. (a)(c)	45,341	1,114,935
CNA Surety Corp. (a)	24,506	395,037
Conseco, Inc. (a)(c)	356,756	1,776,645
Crawford & Co. Class B (a)(c)	30,301	116,053
CRM Holdings Ltd. (a)	9,636	4,625
Delphi Financial Group, Inc. Class A	78,895	1,682,830
Donegal Group, Inc. Class A	19,492	286,727
Eastern Insurance Holdings, Inc.	11,883	116,216
eHealth, Inc. (a)	41,388	691,180
EMC Insurance Group	12,011	243,343
Employers Holdings, Inc.	68,984	909,209
Endurance Specialty Holdings Ltd.	79,134	3,043,494
Enstar Group Ltd. (a)	10,858	684,163
Erie Indemnity Co. Class A	48,981	1,940,627
Everest Re Group Ltd.	87,113	7,441,192
FBL Financial Group, Inc. Class A	22,205	451,206
Fidelity National Financial, Inc. Class A	356,506	5,080,211
First Acceptance Corp. (a)	24,679	52,319
First Mercury Financial Corp.	45,269	644,178
Flagstone Reinsurance Holdings Ltd.	54,569	624,269
FPIC Insurance Group, Inc. (a)	17,968	662,480
Gainsco, Inc. (a)	39	332
Greenlight Capital Re, Ltd. (a)	46,576	1,179,304
Hallmark Financial Services, Inc. (a)	12,591	100,098
Hanover Insurance Group, Inc.	78,237	3,297,690
Harleysville Group, Inc.	22,879	767,590
HCC Insurance Holdings, Inc.	174,123	4,858,032
Hilltop Holdings, Inc. (a)	91,216	1,090,943
Horace Mann Educators Corp.	64,924	872,579
Independence Holding Co.	11,587	101,039
Infinity Property & Casualty Corp.	24,529	999,557
Investors Title Co.	1,641	56,893

	Shares	Value
Kansas City Life Insurance Co.	7,221	$ 211,503
Life Quotes, Inc. (a)	779	2,399
Maiden Holdings Ltd.	119,791	840,933
Markel Corp. (a)(c)	15,547	5,484,204
Max Capital Group Ltd.	75,557	1,823,946
MBIA, Inc. (a)(c)	248,473	1,197,640
Meadowbrook Insurance Group, Inc.	108,435	767,720
Mercer Insurance Group, Inc.	5,069	91,090
Mercury General Corp.	40,327	1,655,827
Montpelier Re Holdings Ltd.	124,069	2,200,984
National Financial Partners Corp. (a)(c)	62,519	718,343
National Interstate Corp.	8,547	149,743
National Security Group, Inc.	2,778	35,614
National Western Life Insurance Co. Class A (c)	4,145	695,904
Navigators Group, Inc. (a)(c)	23,550	891,839
Nymagic, Inc.	10,520	166,952
Old Republic International Corp.	356,243	4,021,983
OneBeacon Insurance Group Ltd.	54,329	824,171
PartnerRe Ltd.	97,999	7,801,700
Phoenix Companies, Inc. (a)(c)	167,055	395,920
Platinum Underwriters Holdings Ltd.	74,595	2,789,107
PMA Capital Corp. Class A (a)	65,409	371,523
Presidential Life Corp.	34,752	340,570
ProAssurance Corp. (a)	52,040	2,774,773
Protective Life Corp.	138,185	2,537,077
Reinsurance Group of America, Inc.	113,219	5,381,299
RenaissanceRe Holdings Ltd.	94,056	5,206,940
RLI Corp.	30,134	1,605,841
Safety Insurance Group, Inc.	29,997	1,114,089
SeaBright Insurance Holdings, Inc. (a)	51,078	536,830
Selective Insurance Group, Inc.	83,441	1,352,579
StanCorp Financial Group, Inc. (c)	77,962	3,350,807
State Auto Financial Corp.	21,212	389,028
Stewart Information Services Corp.	34,475	484,719
Symetra Financial Corp.	47,126	612,167
The First American Corp.	188,682	6,081,221
Tower Group, Inc.	61,659	1,403,975
Transatlantic Holdings, Inc.	90,046	4,475,286
Unico American Corp.	2,607	24,793
United America Indemnity Ltd. Class A (a)	74,511	602,794
United Fire & Casualty Co.	35,817	608,889
Unitrin, Inc.	70,801	1,710,552
Universal Insurance Holdings, Inc.	43,849	265,286
Validus Holdings Ltd.	142,874	3,999,043
W.R. Berkley Corp.	218,501	5,624,216
Wesco Financial Corp.	2,359	885,922
White Mountains Insurance Group Ltd.	11,870	4,114,617
Zenith National Insurance Corp. (c)	57,226	2,179,738
		176,576,561
Real Estate Investment Trusts - 6.5%
Acadia Realty Trust (SBI)	75,991	1,271,329
Agree Realty Corp.	18,217	401,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexanders, Inc. (a)	4,194	$ 1,224,648
Alexandria Real Estate Equities, Inc. (c)	67,461	4,156,947
AMB Property Corp. (SBI) (c)	226,535	5,513,862
American Campus Communities, Inc.	81,008	2,239,061
American Capital Agency Corp. (c)	31,364	794,136
Annaly Capital Management, Inc.	864,694	15,893,031
Anworth Mortgage Asset Corp.	163,588	1,105,855
Apollo Commercial Real Estate Finance, Inc.	25,823	458,100
Arbor Realty Trust, Inc. (a)(c)	24,651	56,204
Ashford Hospitality Trust, Inc. (a)(c)	142,369	780,182
Associated Estates Realty Corp.	40,225	497,986
BioMed Realty Trust, Inc. (c)	148,404	2,292,842
Brandywine Realty Trust (SBI)	200,433	2,246,854
BRE Properties, Inc.	83,280	2,807,369
BRT Realty Trust	5,199	26,151
Camden Property Trust (SBI) (c)	98,795	3,956,740
Capital Trust, Inc. Class A (a)(c)	74,422	125,773
CapLease, Inc. (c)	80,502	354,209
Capstead Mortgage Corp.	101,819	1,266,628
Care Investment Trust, Inc. (c)	28,887	240,340
CBL & Associates Properties, Inc. (c)	214,361	2,548,752
Cedar Shopping Centers, Inc.	105,841	697,492
Chesapeake Lodging Trust (a)	11,826	236,283
Chimera Investment Corp.	971,097	3,884,388
Cogdell Spencer, Inc.	73,705	497,509
Cohen & Co., Inc. (a)	9,254	79,122
Colonial Properties Trust (SBI) (c)	104,517	1,232,255
Colony Financial, Inc.	27,248	543,325
Corporate Office Properties Trust (SBI)	88,841	3,272,014
Cousins Properties, Inc.	126,163	907,112
Crexus Investment Corp.	22,724	314,273
Cypress Sharpridge Investments, Inc.	23,784	314,662
DCT Industrial Trust, Inc. (c)	346,881	1,706,655
Developers Diversified Realty Corp.	258,924	2,747,184
DiamondRock Hospitality Co.	197,982	1,769,959
Digital Realty Trust, Inc. (c)	108,073	5,574,405
Douglas Emmett, Inc.	187,837	2,646,623
Duke Realty LP	360,951	4,006,556
DuPont Fabros Technology, Inc.	77,676	1,522,450
EastGroup Properties, Inc.	43,456	1,560,070
Education Realty Trust, Inc.	85,269	464,716
Entertainment Properties Trust (SBI) (c)	64,527	2,466,222
Equity Lifestyle Properties, Inc. (c)	49,135	2,443,975
Equity One, Inc. (c)	58,063	1,072,424
Essex Property Trust, Inc. (c)	44,219	3,798,412
Extra Space Storage, Inc.	138,287	1,559,877
Federal Realty Investment Trust (SBI)	93,598	6,454,518
FelCor Lodging Trust, Inc. (a)	100,750	379,828
First Industrial Realty Trust, Inc. (a)(c)	90,217	498,900
First Potomac Realty Trust	66,963	916,054

	Shares	Value
Franklin Street Properties Corp. (c)	109,530	$ 1,420,604
Getty Realty Corp.	36,655	809,709
Gladstone Commercial Corp.	15,502	216,718
Glimcher Realty Trust	113,076	486,227
Government Properties Income Trust	32,163	757,439
Gramercy Capital Corp. (a)(c)	64,189	245,202
Hatteras Financial Corp.	56,585	1,469,512
Healthcare Realty Trust, Inc.	89,622	1,872,204
Hersha Hospitality Trust	155,659	645,985
Highwoods Properties, Inc. (SBI)	109,014	3,166,857
Home Properties, Inc.	51,431	2,355,540
Hospitality Properties Trust (SBI)	189,284	4,158,569
HRPT Properties Trust (SBI)	352,356	2,473,539
Inland Real Estate Corp.	111,009	932,476
Invesco Mortgage Capital, Inc.	35,579	807,643
Investors Real Estate Trust (c)	125,037	1,117,831
iStar Financial, Inc. (a)(c)	170,223	658,763
Kilroy Realty Corp.	65,138	1,845,360
Kite Realty Group Trust	98,830	406,191
LaSalle Hotel Properties (SBI) (c)	97,559	1,893,620
Lexington Corporate Properties Trust	180,186	1,072,107
Liberty Property Trust (SBI) (c)	173,045	5,352,282
LTC Properties, Inc.	40,510	1,056,501
Mack-Cali Realty Corp.	122,492	4,108,382
Maguire Properties, Inc. (a)(c)	97,718	146,577
Medical Properties Trust, Inc. (c)	127,629	1,313,302
MFA Financial, Inc.	416,795	3,017,596
Mid-America Apartment Communities, Inc.	43,504	2,259,598
Mission West Properties, Inc.	37,116	253,873
Monmouth Real Estate Investment Corp. Class A	31,162	230,599
National Health Investors, Inc.	36,774	1,280,103
National Retail Properties, Inc.	125,729	2,667,969
Nationwide Health Properties, Inc. (c)	174,175	5,780,868
Newcastle Investment Corp. (a)	81,671	195,194
NorthStar Realty Finance Corp.	114,196	487,617
Omega Healthcare Investors, Inc.	139,804	2,652,082
One Liberty Properties, Inc. (a)	26,364	259,422
Parkway Properties, Inc.	41,827	694,328
Pebblebrook Hotel Trust (a)	28,253	572,406
Pennsylvania Real Estate Investment Trust (SBI) (c)	91,555	920,128
Pennymac Mortgage Investment Trust	32,176	530,582
Piedmont Office Realty Trust, Inc. Class A	89,094	1,492,325
PMC Commercial Trust	6,561	46,583
Post Properties, Inc. (c)	82,238	1,582,259
Potlatch Corp.	60,042	1,982,587
PS Business Parks, Inc.	29,061	1,423,989
RAIT Financial Trust (SBI) (a)(c)	90,009	153,015
Ramco-Gershenson Properties Trust (SBI)	51,071	511,731
Rayonier, Inc.	120,570	5,012,095
Realty Income Corp. (c)	160,293	4,488,204
Redwood Trust, Inc.	110,485	1,574,411
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Regency Centers Corp. (c)	135,295	$ 4,690,678
Resource Capital Corp.	49,506	313,373
Saul Centers, Inc.	15,792	563,459
Senior Housing Properties Trust (SBI)	194,684	4,047,480
SL Green Realty Corp. (c)	122,582	6,259,037
Sovran Self Storage, Inc.	41,602	1,320,031
Starwood Property Trust, Inc.	74,249	1,389,199
Strategic Hotel & Resorts, Inc. (a)(c)	209,773	566,387
Sun Communities, Inc. (c)	44,254	852,775
Sunstone Hotel Investors, Inc. (a)	171,825	1,536,116
Supertel Hospitality, Inc., Maryland	13,197	18,608
Tanger Factory Outlet Centers, Inc.	60,805	2,533,744
Taubman Centers, Inc. (c)	82,573	3,198,052
Terreno Realty Corp.	13,797	259,522
The Macerich Co. (c)	150,745	5,372,552
Transcontinental Realty Investors, Inc. (a)(c)	1,497	18,338
U-Store-It Trust	117,763	766,637
UDR, Inc.	235,792	3,961,306
UMH Properties, Inc.	4,453	35,134
Universal Health Realty Income Trust (SBI)	25,196	852,381
Urstadt Biddle Properties, Inc.	5,274	75,682
Urstadt Biddle Properties, Inc. Class A	43,601	687,588
Walter Investment Management Corp.	38,982	564,459
Washington (REIT) (SBI)	98,182	2,735,351
Weingarten Realty Investors (SBI) (c)	185,059	3,810,365
Winthrop Realty Trust	26,839	318,579
		231,431,666
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)(c)	1,965	18,609
Avatar Holdings, Inc. (a)(c)	17,557	283,019
Brookfield Properties Corp.	414,053	5,804,022
Consolidated-Tomoka Land Co.	8,364	265,641
Forest City Enterprises, Inc. Class A (a)(c)	190,410	2,284,920
Forestar Group, Inc. (a)(c)	56,444	1,001,317
Grubb & Ellis Co. (a)	40,464	61,101
Jones Lang LaSalle, Inc. (c)	64,027	4,077,880
Maui Land & Pineapple, Inc. (a)(c)	8,316	37,838
Stratus Properties, Inc. (a)	2,986	30,397
Tejon Ranch Co. (a)(c)	22,580	731,592
The St. Joe Co. (a)(c)	143,615	3,949,413
Thomas Properties Group, Inc.	49,960	136,391
ZipRealty, Inc. (a)	10,323	51,615
		18,733,755
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	36,899	283,753
Anchor BanCorp Wisconsin, Inc. (a)(c)	18,340	20,724
Arlington Asset Investment Corp.	11,461	207,788
Astoria Financial Corp.	139,544	1,851,749
Bank Mutual Corp.	101,564	659,150

	Shares	Value
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	9,904	$ 12,479
BankFinancial Corp.	36,330	348,768
BCSB Bancorp, Inc. (a)	2,564	25,563
Beneficial Mutual Bancorp, Inc. (a)	73,700	692,043
Berkshire Bancorp, Inc. (a)	1,110	7,604
Berkshire Hills Bancorp, Inc.	21,417	382,936
BofI Holding, Inc. (a)	14,907	194,238
Brookline Bancorp, Inc., Delaware	108,639	1,116,809
Camco Financial Corp.	7,852	19,473
Capitol Federal Financial	36,609	1,267,404
CFS Bancorp, Inc.	5,521	19,765
Charter Financial Corp., Georgia	8,305	78,482
Cheviot Financial Corp.	52	432
Citizens South Banking Corp., Delaware	10,510	54,757
Clifton Savings Bancorp, Inc.	18,163	161,651
Dime Community Bancshares, Inc.	68,827	835,560
Doral Financial Corp. (a)(c)	14,606	45,717
ESB Financial Corp. (c)	7,483	93,762
ESSA Bancorp, Inc.	28,000	327,600
Fannie Mae (a)(c)	1,725,201	1,707,949
Farmer Mac Class C (non-vtg.) (c)	25,910	226,453
First Clover Leaf Financial Corp.	10,566	70,264
First Defiance Financial Corp.	13,914	136,914
First Federal Bancshares of Arkansas, Inc. (c)	3,747	12,403
First Financial Holdings, Inc.	30,141	360,486
First Financial Northwest, Inc.	27,660	180,896
First Financial Service Corp.	745	6,958
First Niagara Financial Group, Inc.	291,000	4,085,640
First Place Financial Corp.	18,173	62,697
Flagstar Bancorp, Inc. (a)(c)	80,396	51,855
Flushing Financial Corp.	57,161	725,373
Freddie Mac (a)(c)	1,001,910	1,182,254
HMN Financial, Inc. (a)	2,852	14,260
Home Federal Bancorp, Inc.	25,220	336,183
HopFed Bancorp, Inc.	7,731	88,520
Indiana Community Bancorp	2,558	21,180
Jefferson Bancshares, Inc., Tennessee	5,738	22,722
Kearny Financial Corp.	38,353	384,681
Legacy Bancorp, Inc.	18,619	182,839
Louisiana Bancorp, Inc. (a)	240	3,504
LSB Corp.	3,904	46,067
MGIC Investment Corp. (a)(c)	197,547	1,513,210
MutualFirst Financial, Inc.	2,603	15,332
NASB Financial, Inc. (c)	3,384	64,262
New England Bancshares, Inc.	7,230	40,127
New York Community Bancorp, Inc. (c)	672,722	10,420,464
NewAlliance Bancshares, Inc.	171,610	2,055,888
Northeast Community Bancorp, Inc.	8,762	60,458
Northwest Bancshares, Inc.	82,593	975,423
OceanFirst Financial Corp.	23,565	240,834
Ocwen Financial Corp. (a)(c)	110,137	1,190,581
Oritani Financial Corp. (c)	21,258	336,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Pamrapo Bancorp, Inc.	2,874	$ 24,429
Parkvale Financial Corp.	2,919	22,681
Provident Financial Holdings, Inc.	14,065	45,852
Provident Financial Services, Inc. (c)	97,042	1,063,580
Provident New York Bancorp	77,561	676,332
Pulaski Financial Corp.	6,450	41,280
PVF Capital Corp. (a)(c)	5,643	11,004
PVF Capital Corp. rights 3/22/10 (a)	5,643	2,080
Radian Group, Inc. (c)	124,747	1,225,016
Rainier Pacific Financial Group, Inc. (a)	3,186	583
Riverview Bancorp, Inc. (a)	13,156	32,101
Rockville Financial, Inc.	7,892	83,971
Roma Financial Corp.	20,222	247,113
Rome Bancorp, Inc.	12,337	106,222
TF Financial Corp.	1,778	33,871
TFS Financial Corp.	150,279	1,931,085
The PMI Group, Inc. (a)	132,289	370,409
TierOne Corp. (a)	17,055	11,086
Timberland Bancorp, Inc.	12,774	52,757
Tree.com, Inc. (a)	6,533	55,465
Trustco Bank Corp., New York (c)	141,019	853,165
United Community Financial Corp., Ohio (a)	28,070	42,666
United Financial Bancorp, Inc.	34,567	452,482
ViewPoint Financial Group	24,376	356,133
Washington Federal, Inc.	184,951	3,604,695
Waterstone Financial, Inc. (a)	7,726	18,697
Westfield Financial, Inc.	68,118	564,698
WSFS Financial Corp.	14,055	431,348
		47,892,412
TOTAL FINANCIALS		729,150,671
HEALTH CARE - 12.0%
Biotechnology - 3.1%
A.P. Pharma, Inc. (a)(c)	76,222	142,535
Aastrom Biosciences, Inc. (a)	22,313	34,585
Abraxis BioScience, Inc. (a)	8,184	264,752
Acadia Pharmaceuticals, Inc. (a)	109,109	142,933
Achillion Pharmaceuticals, Inc. (a)	50,832	118,439
Acorda Therapeutics, Inc. (a)	59,301	1,789,704
ADVENTRX Pharmaceuticals, Inc. (a)(c)	247,337	71,728
Affymax, Inc. (a)(c)	18,840	352,308
Alexion Pharmaceuticals, Inc. (a)	139,992	6,932,404
Alkermes, Inc. (a)	146,574	1,679,738
Allos Therapeutics, Inc. (a)(c)	149,516	1,163,234
Alnylam Pharmaceuticals, Inc. (a)(c)	56,025	975,956
AMAG Pharmaceuticals, Inc. (a)(c)	31,164	1,190,153
Amicus Therapeutics, Inc. (a)	10,000	33,100
Amylin Pharmaceuticals, Inc. (a)(c)	199,671	3,773,782
Anadys Pharmaceuticals, Inc. (a)	89,040	171,847

	Shares	Value
Antigenics, Inc. (a)(c)	181,663	$ 139,881
Arena Pharmaceuticals, Inc. (a)(c)	152,768	464,415
ARIAD Pharmaceuticals, Inc. (a)(c)	175,945	446,900
ArQule, Inc. (a)	42,103	138,519
Array Biopharma, Inc. (a)	77,370	173,309
AspenBio Pharma, Inc. (a)(c)	50,329	101,665
Avalon Pharmaceuticals, Inc. rights 6/30/10 (a)	22,000	0
AVI BioPharma, Inc. (a)(c)	178,741	257,387
Avigen, Inc. rights (a)	22,946	1,147
BioCryst Pharmaceuticals, Inc. (a)(c)	42,772	273,741
BioMarin Pharmaceutical, Inc. (a)(c)	162,823	3,256,460
Bionovo, Inc. (a)	98,559	57,164
Biosante Pharmaceuticals, Inc. (a)	58,080	97,574
Biospecifics Technologies Corp. (a)	8,311	240,520
BioSphere Medical, Inc. (a)	4,678	14,595
BioTime, Inc. (a)(c)	28,596	142,980
Cardium Therapeutics, Inc. (a)(c)	20,939	12,825
Cel-Sci Corp. (a)(c)	220,749	150,109
Celera Corp. (a)(c)	120,972	724,622
Cell Therapeutics, Inc. (a)(c)	927,327	621,309
Celldex Therapeutics, Inc. (a)	53,239	273,648
Cepheid, Inc. (a)(c)	89,023	1,344,247
Chelsea Therapeutics International Ltd. (a)(c)	51,175	138,684
Cleveland Biolabs, Inc. (a)(c)	20,722	79,987
Clinical Data, Inc. (a)(c)	23,301	423,612
Combinatorx, Inc. (a)(c)	55,858	62,561
Cubist Pharmaceuticals, Inc. (a)(c)	87,762	1,846,512
Curis, Inc. (a)(c)	106,322	304,081
Cyclacel Pharmaceuticals, Inc. (a)(c)	47,137	115,957
Cytokinetics, Inc. (a)	96,287	292,712
Cytori Therapeutics, Inc. (a)(c)	75,787	526,720
CytRx Corp. (a)(c)	207,036	244,302
DARA BioSciences, Inc. (a)(c)	97,427	52,611
Dendreon Corp. (a)(c)	205,196	6,408,271
DUSA Pharmaceuticals, Inc. (a)	9,863	14,696
Dyax Corp. (a)	102,198	357,693
Dynavax Technologies Corp. (a)(c)	80,058	116,885
Emergent BioSolutions, Inc. (a)	30,539	447,702
EntreMed, Inc. (a)	129,230	95,630
Enzon Pharmaceuticals, Inc. (a)(c)	89,399	830,517
EpiCept Corp. (a)(c)	10,755	21,402
Exact Sciences Corp. (a)	45,916	188,715
Exelixis, Inc. (a)(c)	175,689	1,136,708
Facet Biotech Corp. (a)(c)	36,609	600,022
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(c)	24,410	436,939
Genta, Inc. (a)	20	2
GenVec, Inc. (a)(c)	198,844	471,260
Geron Corp. (a)(c)	141,953	787,839
GTC Biotherapeutics, Inc. (a)	439	461
GTx, Inc. (a)(c)	24,446	97,784
Halozyme Therapeutics, Inc. (a)(c)	126,774	693,454
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Hemispherx Biopharma, Inc. (a)(c)	180,209	$ 122,560
Human Genome Sciences, Inc. (a)(c)	287,725	8,099,459
Idenix Pharmaceuticals, Inc. (a)	45,801	124,579
Idera Pharmaceuticals, Inc. (a)(c)	26,869	128,703
ImmunoGen, Inc. (a)	82,960	548,366
Immunomedics, Inc. (a)(c)	98,624	373,785
Incyte Corp. (a)(c)	175,750	1,873,495
Infinity Pharmaceuticals, Inc. (a)	23,569	144,007
Inhibitex, Inc. (a)	8,093	11,654
Inovio Biomedical Corp. (a)(c)	137,351	199,159
Insmed, Inc. (a)(c)	214,673	223,260
InterMune, Inc.	68,193	936,972
Ironwood Pharmaceuticals, Inc. Class A	25,839	335,907
Isis Pharmaceuticals, Inc. (a)(c)	141,834	1,253,813
Keryx Biopharmaceuticals, Inc. (a)(c)	113,843	286,884
La Jolla Pharmaceutical Co. (a)	33,235	3,456
Lexicon Pharmaceuticals, Inc. (a)(c)	199,385	356,899
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
rights (a)	26,087	0
rights (a)	26,087	0
rights (a)	26,087	0
rights (a)	26,087	0
Class B (a)(c)	212,563	374,111
Manhattan Pharmaceuticals, Inc. (a)	9,897	693
MannKind Corp. (a)(c)	100,337	1,002,367
Martek Biosciences (a)(c)	52,000	1,031,160
Maxygen, Inc. (a)	43,092	230,973
MediciNova, Inc. (a)(c)	5,606	41,907
Medivation, Inc. (a)	53,353	1,921,242
Metabolix, Inc. (a)(c)	39,202	373,987
Micromet, Inc. (a)(c)	105,674	786,215
Molecular Insight Pharmaceuticals, Inc. (a)(c)	10,559	13,304
Momenta Pharmaceuticals, Inc. (a)(c)	67,304	985,331
Myriad Genetics, Inc. (a)	147,828	3,400,044
Myriad Pharmaceuticals, Inc. (a)	89,389	429,961
Nabi Biopharmaceuticals (a)	74,967	392,077
Nanosphere, Inc. (a)	21,580	76,393
Neurocrine Biosciences, Inc. (a)	87,694	229,758
NeurogesX, Inc. (a)(c)	18,576	138,763
Novavax, Inc. (a)(c)	131,092	284,470
NPS Pharmaceuticals, Inc. (a)(c)	116,060	387,640
Omeros Corp.	13,491	75,685
OncoGenex Pharmaceuticals, Inc. (a)(c)	10,399	173,143
ONYX Pharmaceuticals, Inc. (a)	88,708	2,462,534
Opexa Therapeutics, Inc. (a)(c)	16,303	31,465
Opko Health, Inc. (a)(c)	201,462	404,939
Orchid Cellmark, Inc. (a)	20,246	29,964
OREXIGEN Therapeutics, Inc. (a)(c)	51,161	321,291
Orthologic Corp. (a)	36,394	37,850

	Shares	Value
OSI Pharmaceuticals, Inc. (a)(c)	90,662	$ 3,356,307
Osiris Therapeutics, Inc. (a)(c)	34,104	280,676
OXiGENE, Inc. (a)(c)	27,796	33,633
PDL BioPharma, Inc.	185,199	1,296,393
Peregrine Pharmaceuticals, Inc. (a)	73,443	237,955
Pharmacyclics, Inc. (a)	57,900	327,135
Pharmasset, Inc. (a)	36,092	765,511
PharmAthene, Inc. (a)(c)	22,503	41,180
Poniard Pharmaceuticals, Inc. (a)(c)	47,232	73,682
Progenics Pharmaceuticals, Inc. (a)(c)	77,075	335,276
Regeneron Pharmaceuticals, Inc. (a)	98,049	2,398,279
Repligen Corp. (a)	41,267	139,070
Rexahn Pharmaceuticals, Inc. (a)(c)	67,776	84,720
Rigel Pharmaceuticals, Inc. (a)(c)	75,681	571,392
RXi Pharmaceuticals Corp. (a)	10,739	55,413
Sangamo Biosciences, Inc. (a)(c)	89,475	448,270
Savient Pharmaceuticals, Inc. (a)(c)	96,885	1,306,010
SciClone Pharmaceuticals, Inc. (a)(c)	68,266	224,595
Seattle Genetics, Inc. (a)(c)	121,142	1,235,648
SIGA Technologies, Inc. (a)(c)	84,632	559,418
Spectrum Pharmaceuticals, Inc. (a)(c)	57,989	264,430
StemCells, Inc. (a)(c)	200,506	234,592
Sunesis Pharmaceuticals, Inc. (a)(c)	63,400	56,933
Synta Pharmaceuticals Corp. (a)	34,276	134,019
Talecris Biotherapeutics Holdings Corp.	77,706	1,664,463
Targacept, Inc. (a)	27,599	523,277
Telik, Inc. (a)	81,953	68,841
Theravance, Inc. (a)(c)	79,929	870,427
Transcept Pharmaceuticals, Inc. (a)(c)	6,984	51,402
Trimeris, Inc. (a)(c)	51,840	125,453
Trubion Pharmaceuticals, Inc. (a)	6,000	18,180
Unigene Laboratories, Inc. (a)	74,735	46,336
United Therapeutics Corp. (a)(c)	72,928	4,186,796
Vanda Pharmaceuticals, Inc. (a)(c)	39,032	400,859
Vertex Pharmaceuticals, Inc. (a)(c)	306,205	12,434,985
Vical, Inc. (a)(c)	99,600	326,688
XOMA Ltd. (a)(c)	397,704	189,228
ZIOPHARM Oncology, Inc. (a)(c)	35,312	117,589
Zymogenetics, Inc. (a)	80,297	428,786
		111,138,006
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc. (a)(c)	34,996	888,548
Abiomed, Inc. (a)(c)	57,097	577,251
Accuray, Inc. (a)(c)	74,735	505,956
AdvanSource Biomaterials Corp. (a)	3,688	1,149
AGA Medical Holdings, Inc.	24,266	325,164
Align Technology, Inc. (a)(c)	102,697	1,858,816
Alphatec Holdings, Inc. (a)	69,129	354,632
American Medical Systems Holdings, Inc. (a)(c)	114,878	2,081,589
Analogic Corp.	23,496	970,385
Angiodynamics, Inc. (a)	50,411	819,683
Anika Therapeutics, Inc. (a)	17,732	111,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Antares Pharma, Inc. (a)	103,359	$ 138,501
ArthroCare Corp. (a)	32,652	867,564
Atricure, Inc. (a)	5,254	26,480
Atrion Corp.	2,200	342,364
ATS Medical, Inc. (a)	81,739	215,791
Beckman Coulter, Inc.	108,298	7,100,017
BioLase Technology, Inc. (a)(c)	21,417	42,834
Bovie Medical Corp. (a)(c)	22,874	158,746
BSD Medical Corp. (a)(c)	13,363	23,786
Cantel Medical Corp.	34,286	670,291
Cardiac Science Corp. (a)	39,822	84,024
Cardica, Inc. (a)(c)	18,168	31,067
Cerus Corp. (a)(c)	99,422	243,584
Conceptus, Inc. (a)(c)	41,786	820,259
CONMED Corp. (a)(c)	50,500	1,104,940
Cooper Companies, Inc.	70,451	2,822,267
Cryolife, Inc. (a)	50,362	355,052
Cutera, Inc. (a)	19,631	184,531
Cyberonics, Inc. (a)(c)	44,057	786,417
Cynosure, Inc. Class A (a)	15,773	155,995
Delcath Systems, Inc. (a)(c)	97,223	517,226
DexCom, Inc. (a)(c)	70,847	640,457
Digirad Corp. (a)	4,978	9,209
Edwards Lifesciences Corp. (a)	88,190	8,098,488
Electro-Optical Sciences, Inc. (a)(c)	36,036	351,711
Endologix, Inc. (a)	58,591	211,514
EnteroMedics, Inc. (a)	10,000	5,302
Escalon Medical Corp. (a)	3,512	5,444
ev3, Inc. (a)(c)	106,149	1,544,468
Exactech, Inc. (a)	12,414	240,707
Fonar Corp. (a)	785	1,068
Gen-Probe, Inc. (a)(c)	75,794	3,416,794
Greatbatch, Inc. (a)(c)	35,394	690,891
Haemonetics Corp. (a)(c)	39,533	2,114,620
Hansen Medical, Inc. (a)(c)	52,038	119,167
HealthTronics, Inc. (a)	34,465	104,084
Hill-Rom Holdings, Inc. (c)	101,506	2,663,517
Hologic, Inc. (a)	409,488	7,063,668
Home Diagnostics, Inc. (a)	36,307	418,257
ICU Medical, Inc. (a)(c)	22,122	760,333
IDEXX Laboratories, Inc. (a)(c)	92,844	4,903,092
Immucor, Inc. (a)(c)	107,366	2,075,385
Insite Vision (a)	62,560	32,531
Insulet Corp. (a)(c)	63,981	940,521
Integra LifeSciences Holdings Corp. (a)	33,725	1,342,255
Invacare Corp. (c)	56,425	1,539,274
Inverness Medical Innovations, Inc. (a)(c)	133,304	5,201,522
Iridex Corp. (a)	9,439	27,656
IRIS International, Inc. (a)	45,897	526,439

	Shares	Value
IVAX Diagnostics, Inc. (a)	7,111	$ 3,556
Kensey Nash Corp. (a)	21,012	463,735
Kewaunee Scientific Corp.	4,046	56,442
Kinetic Concepts, Inc. (a)(c)	96,765	4,056,389
Mako Surgical Corp. (a)(c)	39,755	525,959
Masimo Corp.	80,331	2,224,365
Medical Action Industries, Inc. (a)	25,430	318,892
Meridian Bioscience, Inc.	61,755	1,368,491
Merit Medical Systems, Inc. (a)(c)	43,195	635,830
Micrus Endovascular Corp. (a)	22,784	460,920
National Dentex Corp. (a)	2,508	20,841
Natus Medical, Inc. (a)	48,491	653,659
Neogen Corp. (a)(c)	38,841	941,117
Neoprobe Corp. (a)(c)	54,112	108,224
Nephros, Inc. (a)	10,865	8,692
NeuroMetrix, Inc. (a)(c)	7,830	20,750
NMT Medical, Inc. (a)	16,102	36,068
NuVasive, Inc. (a)(c)	58,162	2,323,572
NxStage Medical, Inc. (a)(c)	37,516	399,545
OraSure Technologies, Inc. (a)	71,145	391,298
Orthofix International NV (a)	28,026	955,406
Orthovita, Inc. (a)(c)	112,078	430,380
Osteotech, Inc. (a)	6,689	26,020
Otix Global, Inc. (a)	31,910	29,357
Palomar Medical Technologies, Inc. (a)	28,352	256,019
Quidel Corp. (a)(c)	44,961	587,191
ResMed, Inc. (a)(c)	121,700	6,946,636
Retractable Technologies, Inc. (a)	5,601	8,345
Rochester Medical Corp. (a)	15,923	205,884
Rockwell Medical Technologies, Inc. (a)	23,933	142,641
RTI Biologics, Inc. (a)	92,009	345,034
SenoRx, Inc. (a)	23,958	172,258
Sirona Dental Systems, Inc. (a)(c)	39,291	1,410,154
Solta Medical, Inc. (a)	35,403	70,098
Somanetics Corp. (a)	26,315	443,671
SonoSite, Inc. (a)(c)	31,856	943,575
Staar Surgical Co. (a)	47,015	176,776
Stereotaxis, Inc. (a)(c)	75,255	357,461
Steris Corp.	83,637	2,643,766
SurModics, Inc. (a)(c)	27,035	520,694
Symmetry Medical, Inc. (a)	55,694	478,968
Synovis Life Technologies, Inc. (a)	20,569	287,966
Teleflex, Inc.	61,601	3,753,965
The Spectranetics Corp. (a)	49,216	326,794
Theragenics Corp. (a)	45,104	64,048
ThermoGenesis Corp. (a)	39,439	22,472
Thoratec Corp. (a)(c)	86,042	2,482,312
TomoTherapy, Inc. (a)	85,850	284,164
TranS1, Inc. (a)	158	495
Urologix, Inc. (a)(c)	5,053	7,024
Utah Medical Products, Inc.	5,222	142,456
Vascular Solutions, Inc. (a)(c)	21,325	192,565
Vision Sciences, Inc. (a)	8,293	8,708
Volcano Corp. (a)	62,439	1,285,619
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
West Pharmaceutical Services, Inc.	50,947	$ 1,984,386
Wright Medical Group, Inc. (a)	58,470	985,220
Young Innovations, Inc.	9,207	246,748
Zoll Medical Corp. (a)	36,700	951,264
		115,429,702
Health Care Providers & Services - 2.9%
Air Methods Corp. (a)	20,487	545,159
Alliance Healthcare Services, Inc. (a)	67,209	335,373
Allied Healthcare International, Inc. (a)	65,980	182,765
Almost Family, Inc. (a)(c)	12,807	461,820
Amedisys, Inc. (a)(c)	42,520	2,451,278
America Service Group, Inc.	19,084	285,497
American Dental Partners, Inc. (a)	25,268	328,484
AMERIGROUP Corp. (a)	81,740	2,148,127
AMN Healthcare Services, Inc. (a)	62,644	577,578
AmSurg Corp. (a)	52,957	1,094,092
Animal Health International, Inc. (a)	28,873	58,035
Arcadia Resources, Inc. (a)	165,301	76,022
Assisted Living Concepts, Inc. Class A (a)	15,864	438,957
Bio-Reference Laboratories, Inc. (a)(c)	22,840	904,692
BioScrip, Inc. (a)	61,605	455,261
Brookdale Senior Living, Inc. (a)(c)	84,571	1,520,587
Capital Senior Living Corp. (a)	32,252	149,004
CardioNet, Inc. (a)(c)	51,733	309,881
Catalyst Health Solutions, Inc. (a)	59,143	2,229,100
Centene Corp. (a)	78,060	1,394,932
Chemed Corp.	34,897	1,869,083
Chindex International, Inc. (a)	27,711	311,749
Clarient, Inc. (a)(c)	88,036	187,517
Community Health Systems, Inc. (a)	149,471	5,122,371
Continucare Corp. (a)	56,100	233,937
Corvel Corp. (a)	10,620	341,964
Cross Country Healthcare, Inc. (a)(c)	58,534	575,389
Dialysis Corp. of America (a)	7,648	50,936
Emdeon, Inc. Class A	71,975	1,122,810
Emergency Medical Services Corp. Class A (a)	30,457	1,585,591
Emergent Group, Inc.	4,000	33,280
Emeritus Corp. (a)(c)	32,345	567,331
Five Star Quality Care, Inc. (a)	51,851	158,146
Genoptix, Inc. (a)(c)	27,590	898,606
Gentiva Health Services, Inc. (a)(c)	49,077	1,359,924
Hanger Orthopedic Group, Inc. (a)	49,432	921,907
Health Fitness Corp. (a)(c)	18,725	164,406
Health Grades, Inc. (a)	43,972	235,250
Health Management Associates, Inc. Class A (a)(c)	382,741	2,790,182
Health Net, Inc. (a)	162,013	3,740,880
HealthSouth Corp. (a)(c)	143,132	2,476,184
Healthspring, Inc. (a)	80,781	1,487,178
Healthways, Inc. (a)	52,782	792,786

	Shares	Value
HearUSA, Inc. (a)	11,117	$ 16,787
Henry Schein, Inc. (a)(c)	141,247	8,027,067
HMS Holdings Corp. (a)	43,117	1,985,107
Hooper Holmes, Inc. (a)	67,944	59,791
Integramed America, Inc. (a)	12,500	96,875
InVentiv Health, Inc. (a)	57,166	839,197
IPC The Hospitalist Co., Inc. (a)	23,100	763,686
Kindred Healthcare, Inc. (a)	73,121	1,273,768
Landauer, Inc.	14,664	891,131
LCA-Vision, Inc. (a)(c)	24,822	197,335
LHC Group, Inc. (a)	23,270	700,427
LifePoint Hospitals, Inc. (a)(c)	89,210	2,720,905
Lincare Holdings, Inc. (a)(c)	106,358	4,271,337
Magellan Health Services, Inc. (a)	55,620	2,331,590
Medcath Corp. (a)	24,384	165,080
MEDNAX, Inc. (a)	71,487	3,824,555
Metropolitan Health Networks, Inc. (a)	68,239	167,186
Molina Healthcare, Inc. (a)	21,081	450,712
MWI Veterinary Supply, Inc. (a)	18,311	754,413
National Healthcare Corp.	15,803	581,392
National Research Corp.	1,185	23,664
NightHawk Radiology Holdings, Inc. (a)	42,237	125,444
NovaMed Eyecare, Inc. (a)(c)	33,673	127,621
Odyssey Healthcare, Inc. (a)	55,596	974,598
Omnicare, Inc.	183,782	4,974,979
Owens & Minor, Inc.	64,502	2,880,014
PDI, Inc. (a)	3,836	19,986
PharMerica Corp. (a)(c)	49,322	845,872
Providence Service Corp. (a)	20,129	243,762
PSS World Medical, Inc. (a)(c)	92,045	1,941,229
Psychemedics Corp.	3,872	30,279
Psychiatric Solutions, Inc. (a)(c)	82,419	1,767,888
RadNet, Inc. (a)(c)	41,219	87,796
RehabCare Group, Inc. (a)	37,609	1,047,035
ResCare, Inc. (a)	41,432	377,860
Rural/Metro Corp. (a)	31,641	187,631
Select Medical Holdings Corp.	45,029	368,788
Sharps Compliance Corp. (a)	23,452	166,509
Skilled Healthcare Group, Inc. (a)(c)	61,309	396,669
SRI/Surgical Express, Inc. (a)	2,620	6,655
Sun Healthcare Group, Inc. (a)	75,030	667,017
Sunrise Senior Living, Inc. (a)(c)	75,248	295,725
Team Health Holdings, Inc.	32,054	464,783
The Ensign Group, Inc.	16,294	271,458
Triple-S Management Corp. (a)(c)	41,797	724,342
U.S. Physical Therapy, Inc. (a)	23,352	382,973
Universal American Financial Corp. (a)	65,121	938,394
Universal Health Services, Inc. Class B	143,555	4,453,076
VCA Antech, Inc. (a)	132,570	3,157,817
Virtual Radiologic Corp. (a)(c)	13,000	130,130
Wellcare Health Plans, Inc. (a)	66,091	1,764,630
		102,937,016
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.6%
A.D.A.M., Inc. (a)	2,620	$ 9,642
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	90,716	1,622,909
AMICAS, Inc. (a)	59,358	348,431
Arrhythmia Research Technology, Inc.	7,380	53,136
athenahealth, Inc. (a)(c)	49,492	1,823,285
Cerner Corp. (a)(c)	101,493	8,418,844
Computer Programs & Systems, Inc. (c)	21,014	755,243
Eclipsys Corp. (a)(c)	87,928	1,636,340
HealthStream, Inc. (a)	8,688	33,536
iCAD, Inc. (a)	48,360	71,089
MedAssets, Inc. (a)(c)	78,049	1,689,761
Medidata Solutions, Inc.	35,194	542,691
Mediware Information Systems, Inc. (a)	1,310	11,515
MedQuist, Inc.	1,633	12,835
Merge Healthcare, Inc. (a)	74,353	159,115
Omnicell, Inc. (a)	51,119	691,640
Phase Forward, Inc. (a)	69,263	826,308
Quadramed Corp. (a)	14,152	119,726
Quality Systems, Inc.	27,488	1,573,413
Transcend Services, Inc. (a)	14,000	273,140
Vital Images, Inc. (a)	26,328	417,036
		21,089,635
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	58,712	366,363
Affymetrix, Inc. (a)	107,529	786,037
Albany Molecular Research, Inc. (a)	52,930	475,311
Arrowhead Research Corp. (a)	22,957	12,167
Bio-Rad Laboratories, Inc. Class A (a)(c)	30,308	2,830,464
Bioanalytical Systems, Inc. (a)(c)	4,772	3,436
BioClinica, Inc. (a)	2,110	9,115
Biodelivery Sciences International, Inc. (a)	20,000	75,800
Bruker BioSciences Corp. (a)	79,685	996,063
Caliper Life Sciences, Inc. (a)	28,993	105,245
Cambrex Corp. (a)	43,404	163,633
Charles River Laboratories International, Inc. (a)	106,612	4,042,727
Covance, Inc. (a)(c)	100,040	5,664,265
Cryo-Cell International, Inc. (a)	6,550	9,891
Dionex Corp. (a)	30,490	2,082,467
Encorium Group, Inc. (a)(c)	912	1,560
Enzo Biochem, Inc. (a)	71,931	376,199
eResearchTechnology, Inc. (a)	89,205	539,690
Harvard Bioscience, Inc. (a)	24,105	84,126
Helicos BioSciences Corp. (a)(c)	49,019	49,509
Illumina, Inc. (a)(c)	196,816	7,148,357
Interleukin Genetics, Inc. (a)	6,973	8,089
Kendle International, Inc. (a)	23,794	405,212
Luminex Corp. (a)(c)	70,516	1,033,059
Medtox Scientific, Inc. (a)	8,211	74,884

	Shares	Value
Mettler-Toledo International, Inc. (a)(c)	52,778	$ 5,246,661
PAREXEL International Corp. (a)	91,021	1,834,073
Pharmaceutical Product Development, Inc.	171,652	3,614,991
Pure Bioscience (a)(c)	20,009	30,014
Sequenom, Inc. (a)(c)	115,187	745,260
Strategic Diagnostics, Inc. (a)	3,743	6,251
Techne Corp.	57,713	3,689,015
Varian, Inc. (a)(c)	43,884	2,267,925
		44,777,859
Pharmaceuticals - 1.0%
Acura Pharmaceuticals, Inc. (a)(c)	10,000	49,000
Adolor Corp. (a)	74,840	114,505
Akorn, Inc. (a)(c)	148,934	226,380
Alexza Pharmaceuticals, Inc. (a)(c)	70,435	183,835
Ardea Biosciences, Inc. (a)(c)	26,053	370,995
ARYx Therapeutics, Inc. (a)(c)	22,000	27,060
Auxilium Pharmaceuticals, Inc. (a)(c)	66,916	2,020,863
AVANIR Pharmaceuticals Class A (a)(c)	94,944	177,545
Biodel, Inc. (a)(c)	19,000	75,810
BioMimetic Therapeutics, Inc. (a)(c)	20,626	239,880
Cadence Pharmaceuticals, Inc. (a)(c)	55,862	479,296
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	86,761
Columbia Laboratories, Inc. (a)(c)	71,340	87,035
Corcept Therapeutics, Inc. (a)	7,957	22,280
Cornerstone Therapeutics, Inc. (a)(c)	14,000	70,700
CPEX Pharmaceuticals, Inc. (a)	2,342	35,271
Cumberland Pharmaceuticals, Inc. (c)	21,715	241,037
Cypress Bioscience, Inc. (a)	78,891	413,389
DepoMed, Inc. (a)(c)	68,230	186,950
Discovery Laboratories, Inc. (a)(c)	161,735	80,868
Durect Corp. (a)(c)	116,985	279,594
Emisphere Technologies, Inc. (a)	22,624	28,054
Endo Pharmaceuticals Holdings, Inc. (a)	160,769	3,657,495
Harbor BioSciences, Inc. (a)	6,761	3,178
Heska Corp. (a)	20,430	14,712
Hi-Tech Pharmacal Co., Inc. (a)	15,156	326,006
Impax Laboratories, Inc. (a)	82,347	1,268,967
Inspire Pharmaceuticals, Inc. (a)	94,991	587,044
Ista Pharmaceuticals, Inc. (a)	39,901	140,053
Javelin Pharmaceuticals, Inc. (a)	73,596	107,450
Jazz Pharmaceuticals, Inc. (a)(c)	37,119	363,024
KV Pharmaceutical Co. Class A (a)(c)	72,531	229,198
Lannett Co., Inc. (a)	4,233	19,726
MAP Pharmaceuticals, Inc. (a)(c)	28,484	390,800
Matrixx Initiatives, Inc. (a)(c)	18,280	83,357
MDRNA, Inc. (a)(c)	27,713	28,544
Medicis Pharmaceutical Corp. Class A	88,087	1,981,958
MiddleBrook Pharmaceuticals, Inc. (a)(c)	86,915	38,243
Nektar Therapeutics (a)(c)	148,741	1,842,901
Nexmed, Inc. (a)	93,529	42,790
Obagi Medical Products, Inc. (a)	26,964	275,842
Oculus Innovative Sciences, Inc. (a)(c)	37,430	70,368
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)(c)	42,352	$ 506,106
Pain Therapeutics, Inc. (a)	81,649	493,976
Par Pharmaceutical Companies, Inc. (a)	54,141	1,355,149
Penwest Pharmaceuticals Co. (a)(c)	18,669	46,673
Perrigo Co.	131,906	6,538,580
Pozen, Inc. (a)	49,540	297,735
Questcor Pharmaceuticals, Inc. (a)	112,952	528,615
Repros Therapeutics, Inc. (a)	21,715	16,721
Salix Pharmaceuticals Ltd. (a)(c)	84,981	2,427,057
Santarus, Inc. (a)	74,104	311,978
SCOLR Pharma, Inc. (a)	17,200	13,588
Somaxon Pharmaceuticals, Inc. (a)(c)	26,436	103,365
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	24,150
SuperGen, Inc. (a)	76,633	211,507
The Medicines Company (a)(c)	81,763	629,575
Valeant Pharmaceuticals International (a)(c)	108,642	4,043,655
ViroPharma, Inc. (a)(c)	119,763	1,492,247
Vivus, Inc. (a)(c)	126,322	1,061,105
XenoPort, Inc. (a)(c)	50,448	403,584
		37,474,130
TOTAL HEALTH CARE		432,846,348
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.1%
AAR Corp. (a)	60,456	1,371,142
AeroVironment, Inc. (a)(c)	23,099	560,151
Alliant Techsystems, Inc. (a)(c)	50,861	4,040,906
American Science & Engineering, Inc.	14,790	1,099,045
Applied Energetics, Inc. (a)	50,433	19,921
Applied Signal Technology, Inc.	24,603	454,417
Argon ST, Inc. (a)	29,805	733,203
Ascent Solar Technologies, Inc. (a)(c)	22,936	91,973
Astronics Corp. (a)	16,947	148,625
BE Aerospace, Inc. (a)(c)	154,022	3,989,170
Breeze Industrial Products Corp. (a)	9,000	56,250
Ceradyne, Inc. (a)	43,351	977,132
CPI Aerostructures, Inc. (a)	1,677	10,901
Cubic Corp.	29,619	1,021,559
Curtiss-Wright Corp.	70,585	2,262,249
DigitalGlobe, Inc.	47,829	1,141,200
Ducommun, Inc.	17,181	300,496
DynCorp International, Inc. Class A (a)	39,134	438,301
Esterline Technologies Corp. (a)	46,451	1,911,459
GenCorp, Inc. (non-vtg.) (a)(c)	87,648	378,639
GeoEye, Inc. (a)	34,033	810,666
Heico Corp. Class A	29,063	1,078,237
Herley Industries, Inc. (a)	23,550	316,041
Hexcel Corp. (a)(c)	149,656	1,649,209

	Shares	Value
Innovative Solutions & Support, Inc. (a)	8,701	$ 37,414
Kratos Defense & Security Solutions, Inc. (a)	25,651	335,515
Ladish Co., Inc. (a)	25,826	434,393
LMI Aerospace, Inc. (a)(c)	20,120	255,323
Moog, Inc. Class A (a)	64,120	2,177,515
Orbital Sciences Corp. (a)	88,814	1,638,618
SIFCO Industries, Inc.	1,004	14,307
Spirit AeroSystems Holdings, Inc. Class A (a)	159,694	3,053,349
Stanley, Inc. (a)	30,904	779,090
Sypris Solutions, Inc. (a)	8,306	23,091
Taser International, Inc. (a)(c)	119,412	902,755
Teledyne Technologies, Inc. (a)	55,806	2,102,212
The Allied Defense Group, Inc. (a)	11,831	84,592
Todd Shipyards Corp.	6,043	94,694
TransDigm Group, Inc.	58,306	2,928,127
Triumph Group, Inc.	26,379	1,380,677
		41,102,564
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	96,063	244,000
Atlas Air Worldwide Holdings, Inc. (a)	26,154	1,179,022
Dynamex, Inc. (a)	16,027	278,870
Forward Air Corp.	45,192	1,105,396
Hub Group, Inc. Class A (a)(c)	59,205	1,596,759
Pacer International, Inc. (a)	80,062	385,098
Park-Ohio Holdings Corp. (a)	12,976	103,548
UTI Worldwide, Inc.	155,581	2,322,824
		7,215,517
Airlines - 1.1%
AirTran Holdings, Inc. (a)(c)	202,426	975,693
Alaska Air Group, Inc. (a)	55,713	1,949,955
Allegiant Travel Co. (a)(c)	20,669	1,077,682
AMR Corp. (a)(c)	518,722	4,767,055
Continental Airlines, Inc. Class B (a)(c)	216,470	4,472,270
Delta Air Lines, Inc. (a)(c)	1,227,913	15,864,636
ExpressJet Holdings, Inc. (a)	36,621	136,596
Hawaiian Holdings, Inc. (a)	86,865	675,810
JetBlue Airways Corp. (a)(c)	382,448	2,019,325
Pinnacle Airlines Corp. (a)	35,845	291,420
Republic Airways Holdings, Inc. (a)(c)	64,116	390,466
SkyWest, Inc.	90,452	1,335,072
UAL Corp. (a)(c)	262,013	4,493,523
US Airways Group, Inc. (a)(c)	248,324	1,820,215
		40,269,718
Building Products - 0.5%
AAON, Inc. (c)	27,063	569,406
American Woodmark Corp. (c)	14,070	264,657
Ameron International Corp.	13,757	947,445
Apogee Enterprises, Inc.	50,019	714,772
Armstrong World Industries, Inc. (a)	28,590	1,052,684
Builders FirstSource, Inc. (a)(c)	74,612	223,836
Gibraltar Industries, Inc. (a)(c)	41,269	482,022
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Griffon Corp. (a)(c)	76,109	$ 942,229
Insteel Industries, Inc.	26,433	268,295
Lennox International, Inc.	80,578	3,400,392
NCI Building Systems, Inc. (a)	35,443	67,342
Owens Corning (a)(c)	156,589	3,684,539
PGT, Inc. (a)	17,454	29,497
PGT, Inc. rights 3/12/10 (a)	9,974	1,895
Quanex Building Products Corp.	66,783	1,040,479
Simpson Manufacturing Co. Ltd. (c)	58,174	1,429,917
Trex Co., Inc. (a)	23,394	467,646
Universal Forest Products, Inc.	30,238	1,065,587
US Home Systems, Inc. (a)	9,441	21,431
USG Corp. (a)(c)	106,700	1,438,316
		18,112,387
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	7,939	34,217
ABM Industries, Inc.	67,417	1,380,700
ACCO Brands Corp. (a)	91,582	656,643
American Reprographics Co. (a)	67,312	481,954
Amrep Corp. (a)	2,187	29,306
APAC Customer Services, Inc. (a)(c)	54,513	282,377
ATC Technology Corp. (a)	32,937	738,118
Bowne & Co., Inc.	67,501	751,286
Casella Waste Systems, Inc. Class A (a)	48,294	218,772
CECO Environmental Corp. (a)	10,861	40,946
Cenveo, Inc. (a)	88,375	659,278
Clean Harbors, Inc. (a)	36,054	2,049,309
Consolidated Graphics, Inc. (a)	16,633	740,834
Copart, Inc. (a)	117,248	4,183,409
Cornell Companies, Inc. (a)	21,298	396,995
Corrections Corp. of America (a)(c)	185,728	3,974,579
Courier Corp.	18,183	279,836
Covanta Holding Corp. (a)(c)	203,340	3,426,279
Deluxe Corp.	77,076	1,383,514
Document Security Systems, Inc. (a)(c)	17,893	78,729
Ecology & Environment, Inc. Class A	3,122	47,454
EnergySolutions, Inc.	122,050	742,064
EnerNOC, Inc. (a)(c)	27,761	734,001
Ennis, Inc.	47,022	722,728
Food Technology Service, Inc. (a)	6,071	10,867
Fuel Tech, Inc. (a)	37,898	248,232
G&K Services, Inc. Class A	29,626	739,761
Healthcare Services Group, Inc.	65,629	1,441,213
Herman Miller, Inc.	88,425	1,609,335
HNI Corp.	57,624	1,369,722
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	6,047	60,772
InnerWorkings, Inc. (a)(c)	45,820	259,799
Innotrac Corp. (a)	3,181	4,899
Interface, Inc. Class A	84,869	729,873
Intersections, Inc. (a)	3,842	15,983

	Shares	Value
KAR Auction Services, Inc.	35,641	$ 477,589
Kimball International, Inc. Class B	46,345	306,340
Knoll, Inc.	88,860	1,068,097
M&F Worldwide Corp. (a)	24,753	801,750
McGrath RentCorp.	38,957	931,851
Metalico, Inc. (a)(c)	64,009	351,409
Mine Safety Appliances Co.	52,457	1,331,883
Mobile Mini, Inc. (a)(c)	54,066	734,757
Multi-Color Corp.	22,010	278,206
North American Galvanizing & Coatings, Inc. (a)	21,665	107,892
Perma-Fix Environmental Services, Inc. (a)	70,711	136,472
PRG-Schultz International, Inc. (a)	30,843	185,058
Protection One, Inc. (a)(c)	13,763	128,271
RINO International Corp. (a)(c)	8,274	167,218
Rollins, Inc. (c)	80,120	1,702,550
Schawk, Inc. Class A	20,512	268,912
Standard Parking Corp. (a)	14,395	236,366
Standard Register Co.	38,184	210,012
Steelcase, Inc. Class A	102,073	670,620
Superior Uniform Group, Inc.	4,343	40,173
Sykes Enterprises, Inc. (a)(c)	65,684	1,563,936
Team, Inc. (a)	32,295	585,508
Tetra Tech, Inc. (a)	93,447	1,954,911
The Brink's Co.	74,742	1,904,426
The Geo Group, Inc. (a)	80,998	1,601,330
Tix Corp. (a)	28,667	37,554
TRC Companies, Inc. (a)	3,649	10,509
United Stationers, Inc. (a)	36,997	2,112,899
US Ecology, Inc.	33,924	505,128
Viad Corp.	33,704	644,083
Virco Manufacturing Co.	4,818	17,056
Waste Connections, Inc. (a)(c)	123,008	4,135,529
WCA Waste Corp. (a)	14,127	63,854
		55,795,933
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	149,904	4,062,398
Argan, Inc. (a)(c)	7,786	121,384
Comfort Systems USA, Inc.	64,838	759,901
Dycom Industries, Inc. (a)(c)	68,584	619,314
EMCOR Group, Inc. (a)(c)	101,716	2,341,502
Furmanite Corp. (a)	62,354	225,721
Granite Construction, Inc. (c)	52,081	1,438,998
Great Lakes Dredge & Dock Corp.	68,318	309,481
Insituform Technologies, Inc. Class A (a)(c)	59,697	1,466,158
Integrated Electrical Services, Inc. (a)	10,323	48,931
KBR, Inc.	258,904	5,361,902
Layne Christensen Co. (a)	32,730	902,693
MasTec, Inc. (a)	74,264	983,255
Michael Baker Corp. (a)	15,127	511,898
MYR Group, Inc. (a)	37,071	586,093
Northwest Pipe Co. (a)(c)	17,423	411,705
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orion Marine Group, Inc. (a)	42,458	$ 745,562
Pike Electric Corp. (a)(c)	32,606	274,543
Primoris Services Corp. (c)	14,856	121,671
Shaw Group, Inc. (a)	132,667	4,603,545
Sterling Construction Co., Inc. (a)(c)	32,215	632,380
Tutor Perini Corp. (a)(c)	43,531	860,608
URS Corp. (a)	134,441	6,251,507
		33,641,150
Electrical Equipment - 1.5%
A.O. Smith Corp.	38,531	1,745,454
A123 Systems, Inc. (c)	43,318	713,447
Active Power, Inc. (a)	42,574	33,208
Acuity Brands, Inc. (c)	66,824	2,604,800
Advanced Battery Technologies, Inc. (a)(c)	90,980	353,912
Akeena Solar, Inc. (a)(c)	35,000	36,750
Allied Motion Technologies, Inc. (a)	3,555	12,371
American Superconductor Corp. (a)(c)	62,773	1,757,644
AMETEK, Inc.	165,908	6,477,048
AZZ, Inc.	22,023	691,742
Baldor Electric Co. (c)	66,517	2,089,964
Beacon Power Corp. (a)(c)	379,105	153,045
Belden, Inc.	73,361	1,553,786
Brady Corp. Class A	73,497	2,059,386
Broadwind Energy, Inc. (a)(c)	80,783	399,876
BTU International, Inc. (a)	5,333	28,372
C&D Technologies, Inc. (a)(c)	41,016	67,676
Capstone Turbine Corp. (a)(c)	284,878	339,005
Chase Corp.	10,862	130,453
Coleman Cable, Inc. (a)	9,142	39,585
Daystar Technologies, Inc. (a)	55,291	22,116
Digital Power Corp. (a)	4,959	5,951
Encore Wire Corp.	32,400	651,240
Ener1, Inc. (a)(c)	91,047	385,129
Energy Conversion Devices, Inc. (a)(c)	72,322	520,718
Energy Focus, Inc. (a)	9,000	8,720
EnergyConnect Group, Inc. (a)	20,770	1,952
EnerSys (a)(c)	64,852	1,477,977
Evergreen Solar, Inc. (a)(c)	278,673	312,114
Franklin Electric Co., Inc.	30,586	872,313
FuelCell Energy, Inc. (a)(c)	146,663	412,123
Generac Holdings, Inc.	33,677	452,282
General Cable Corp. (a)(c)	81,431	1,989,359
GrafTech International Ltd. (a)	186,219	2,325,875
GT Solar International, Inc. (a)(c)	42,760	254,422
Hoku Scientific, Inc. (a)(c)	35,507	81,666
Hubbell, Inc. Class B	86,664	4,060,208
II-VI, Inc. (a)	38,909	1,091,008
LaBarge, Inc. (a)	20,481	245,977
LSI Industries, Inc.	35,455	217,339
MagneTek, Inc. (a)	24,905	36,112

	Shares	Value
Microvision, Inc. (a)(c)	192,857	$ 424,285
Ocean Power Technologies, Inc. (a)(c)	14,811	99,382
Orion Energy Systems, Inc. (a)(c)	30,690	158,360
Plug Power, Inc. (a)	99,558	52,766
Polypore International, Inc. (a)	43,240	647,303
Powell Industries, Inc. (a)	15,169	436,867
Power-One, Inc. (a)(c)	157,195	595,769
PowerSecure International, Inc. (a)(c)	28,933	215,262
Preformed Line Products Co.	3,337	119,631
Regal-Beloit Corp. (c)	57,543	3,246,576
Satcon Technology Corp. (a)(c)	107,974	252,659
Spire Corp. (a)(c)	200	926
SunPower Corp. Class A (a)(c)	151,450	2,839,688
Technology Research Corp.	3,139	11,457
Thomas & Betts Corp. (a)	83,841	3,026,660
Ultralife Corp. (a)(c)	23,317	95,133
Universal Security Instruments, Inc. (a)	4,000	23,280
UQM Technologies, Inc. (a)(c)	61,185	267,378
Valence Technology, Inc. (a)(c)	103,699	96,440
Vicor Corp. (a)	32,204	306,260
Woodward Governor Co.	97,673	2,812,006
		52,440,213
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	95,748	3,284,156
McDermott International, Inc. (a)	359,962	8,225,132
Otter Tail Corp.	50,495	1,009,395
Raven Industries, Inc. (c)	24,771	725,790
Seaboard Corp.	567	720,657
Standex International Corp.	25,611	637,714
Tredegar Corp.	39,983	669,715
United Capital Corp. (a)	2,068	48,019
		15,320,578
Machinery - 3.5%
3D Systems Corp. (a)(c)	30,169	427,193
Actuant Corp. Class A (c)	113,482	2,055,159
AGCO Corp. (a)(c)	142,710	4,887,818
Alamo Group, Inc.	15,658	278,869
Albany International Corp. Class A	46,114	890,922
Altra Holdings, Inc. (a)	41,663	481,208
American Railcar Industries, Inc.	20,486	193,593
Ampco-Pittsburgh Corp.	12,797	329,651
Astec Industries, Inc. (a)(c)	25,814	627,022
Badger Meter, Inc.	22,974	825,456
Baldwin Technology Co., Inc. Class A (a)	3,555	3,591
Barnes Group, Inc.	73,378	1,178,451
Blount International, Inc. (a)	65,332	720,612
Briggs & Stratton Corp.	75,435	1,320,867
Bucyrus International, Inc. Class A	119,190	7,456,526
Cascade Corp.	16,026	442,638
Chart Industries, Inc. (a)	45,169	919,641
CIRCOR International, Inc.	27,561	851,911
CLARCOR, Inc.	81,668	2,674,627
Colfax Corp. (a)	39,470	447,195
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	35,358	$ 508,802
Commercial Vehicle Group, Inc. (a)	35,038	174,139
Crane Co.	79,253	2,509,943
Donaldson Co., Inc.	111,035	4,581,304
Dynamic Materials Corp.	20,482	371,134
Eastern Co.	7,453	96,069
Energy Recovery, Inc. (a)(c)	55,579	356,261
EnPro Industries, Inc. (a)(c)	31,030	858,910
ESCO Technologies, Inc.	45,169	1,477,478
Federal Signal Corp.	77,768	596,481
Flow International Corp. (a)	58,245	188,131
Force Protection, Inc. (a)	116,151	622,569
FreightCar America, Inc.	24,564	520,020
Gardner Denver, Inc.	80,860	3,526,305
Gorman-Rupp Co.	25,393	596,736
Graco, Inc.	91,781	2,515,717
Graham Corp.	20,873	336,890
Greenbrier Companies, Inc. (c)	30,665	281,811
Hardinge, Inc.	21,325	175,931
Harsco Corp.	125,525	3,768,261
Hurco Companies, Inc. (a)	8,964	155,525
IDEX Corp.	124,924	3,872,644
John Bean Technologies Corp.	48,187	787,857
Joy Global, Inc.	159,819	8,118,805
K-Tron International, Inc. (a)	4,944	738,930
Kadant, Inc. (a)	23,543	319,714
Kaydon Corp.	50,711	1,648,108
Kennametal, Inc.	124,248	3,236,660
Key Technology, Inc. (a)	7,921	101,547
L.B. Foster Co. Class A (a)	20,015	608,656
Lincoln Electric Holdings, Inc.	63,624	3,034,865
Lindsay Corp. (c)	17,938	660,298
Lydall, Inc. (a)	28,938	231,215
Manitowoc Co., Inc. (c)	202,079	2,356,241
Met-Pro Corp.	24,007	228,067
MFRI, Inc. (a)	13,428	85,939
Middleby Corp. (a)(c)	28,815	1,336,728
Miller Industries, Inc. (a)	17,277	203,869
Mueller Industries, Inc.	58,449	1,308,089
Mueller Water Products, Inc. Class A	272,301	1,260,754
NACCO Industries, Inc. Class A	9,152	428,314
Navistar International Corp. (a)(c)	82,987	3,249,771
NN, Inc. (a)	18,519	65,742
Nordson Corp.	47,888	3,151,030
Omega Flex, Inc.	3,426	35,356
Oshkosh Co.	140,264	5,346,864
Pentair, Inc.	152,114	4,952,832
PMFG, Inc. (a)(c)	18,977	265,678
Portec Rail Products, Inc.	17,545	205,277
RBC Bearings, Inc. (a)	36,894	934,525

	Shares	Value
Robbins & Myers, Inc.	40,975	$ 990,366
Sauer-Danfoss, Inc. (a)	31,084	373,941
SPX Corp.	76,481	4,549,855
Sun Hydraulics Corp.	26,638	644,373
Tecumseh Products Co. Class A (non-vtg.) (a)	30,207	380,910
Tennant Co.	26,225	625,729
Terex Corp. (a)	167,528	3,261,770
The L.S. Starrett Co. Class A	5,190	56,831
Thermadyne Holdings Corp. (a)	12,828	99,930
Timken Co.	120,053	3,148,990
Titan International, Inc. (c)	58,971	486,511
Toro Co. (c)	52,935	2,330,199
TriMas Corp. (a)	19,167	116,727
Trinity Industries, Inc. (c)	123,182	2,073,153
Twin Disc, Inc.	15,407	168,399
Valmont Industries, Inc.	32,962	2,346,894
Wabash National Corp. (a)	58,250	171,255
Wabtec Corp.	75,167	2,866,869
Watts Water Technologies, Inc. Class A	44,995	1,312,054
Xerium Technologies, Inc. (a)	21,467	16,315
		126,026,813
Marine - 0.2%
Alexander & Baldwin, Inc.	67,113	2,159,696
American Commercial Lines, Inc. (a)	16,943	393,925
Eagle Bulk Shipping, Inc. (a)(c)	94,152	492,415
Excel Maritime Carriers Ltd. (a)(c)	72,325	425,994
Genco Shipping & Trading Ltd. (a)(c)	42,741	897,561
Horizon Lines, Inc. Class A	60,904	246,052
International Shipholding Corp.	14,747	414,538
Kirby Corp. (a)	83,749	2,764,554
OceanFreight, Inc. (a)(c)	451,098	343,150
		8,137,885
Professional Services - 1.1%
Administaff, Inc.	35,331	636,665
Advisory Board Co. (a)	25,969	824,775
Barrett Business Services, Inc.	12,908	156,832
CBIZ, Inc. (a)(c)	86,019	535,898
CDI Corp.	21,666	309,607
Competitive Technologies, Inc. (a)	3,836	5,447
Comsys IT Partners, Inc. (a)	23,479	410,413
Corporate Executive Board Co.	53,419	1,222,227
CoStar Group, Inc. (a)(c)	32,642	1,284,463
CRA International, Inc. (a)	19,160	509,656
Diamond Management & Technology Consultants, Inc.	47,233	342,439
Exponent, Inc. (a)	23,566	627,563
Franklin Covey Co. (a)	24,823	145,215
FTI Consulting, Inc. (a)(c)	80,184	2,945,960
GP Strategies Corp. (a)	24,533	192,829
Heidrick & Struggles International, Inc.	28,672	773,284
Hill International, Inc. (a)	49,889	262,915
Hudson Highland Group, Inc. (a)	28,033	122,224
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Huron Consulting Group, Inc. (a)(c)	33,795	$ 800,266
ICF International, Inc. (a)	20,309	475,840
IHS, Inc. Class A (a)(c)	73,517	3,808,181
Kelly Services, Inc. Class A (non-vtg.) (a)	47,114	741,103
Kforce, Inc. (a)	57,828	770,269
Korn/Ferry International (a)	73,215	1,250,512
LECG Corp. (a)	28,005	79,814
Manpower, Inc.	122,004	6,285,646
MISTRAS Group, Inc.	18,169	247,825
Navigant Consulting, Inc. (a)	79,423	923,689
Odyssey Marine Exploration, Inc. (a)(c)	69,200	87,884
On Assignment, Inc. (a)	54,114	356,611
RCM Technologies, Inc. (a)	14,333	39,416
Resources Connection, Inc. (a)	71,306	1,215,054
School Specialty, Inc. (a)	26,977	575,959
Spherion Corp. (a)	83,288	655,477
Spherix, Inc. (a)	5,297	7,310
Towers Watson & Co.	66,229	2,925,335
TrueBlue, Inc. (a)(c)	65,110	864,010
UTEK Corp. (a)(c)	10,333	46,292
Verisk Analytics, Inc.	133,710	3,783,993
Volt Information Sciences, Inc. (a)	18,549	197,547
VSE Corp.	9,167	389,873
		37,836,318
Road & Rail - 1.0%
AMERCO (a)(c)	10,657	558,747
Arkansas Best Corp.	36,254	951,305
Avis Budget Group, Inc. (a)(c)	159,636	1,679,371
Celadon Group, Inc. (a)	45,832	560,067
Con-way, Inc. (c)	75,951	2,467,648
Covenant Transport Group, Inc. Class A (a)	4,491	20,614
Dollar Thrifty Automotive Group, Inc. (a)	40,379	1,212,985
Frozen Food Express Industries, Inc.	4,026	14,091
Genesee & Wyoming, Inc. Class A (a)	62,624	1,994,574
Heartland Express, Inc. (c)	85,113	1,303,080
Hertz Global Holdings, Inc. (a)(c)	286,600	2,694,040
J.B. Hunt Transport Services, Inc.	149,710	5,311,711
Kansas City Southern (a)(c)	153,871	5,277,775
Knight Transportation, Inc.	88,903	1,755,834
Landstar System, Inc.	80,532	3,212,421
Marten Transport Ltd. (a)	30,118	567,423
Old Dominion Freight Lines, Inc. (a)(c)	47,279	1,453,356
P.A.M. Transportation Services, Inc. (a)	12,026	180,149
Patriot Transportation Holding, Inc. (a)	1,381	123,006
Quality Distribution, Inc. (a)	6,526	26,822
RailAmerica, Inc.	35,992	426,145
Saia, Inc. (a)	26,865	340,111
Universal Truckload Services, Inc.	7,079	125,935
USA Truck, Inc. (a)	15,118	200,314

	Shares	Value
Werner Enterprises, Inc. (c)	79,092	$ 1,764,543
YRC Worldwide, Inc. (a)	202,459	93,354
		34,315,421
Trading Companies & Distributors - 0.5%
Aceto Corp.	50,229	262,698
Aircastle Ltd.	70,773	688,621
Applied Industrial Technologies, Inc. (c)	59,803	1,347,960
Beacon Roofing Supply, Inc. (a)(c)	70,532	1,227,257
BlueLinx Corp. (a)(c)	14,464	50,190
DXP Enterprises, Inc. (a)(c)	10,192	110,176
GATX Corp.	62,273	1,659,575
H&E Equipment Services, Inc. (a)	41,920	407,462
Houston Wire & Cable Co.	30,981	380,137
Interline Brands, Inc. (a)(c)	49,430	874,911
Kaman Corp.	41,324	989,710
Lawson Products, Inc.	7,072	125,387
MSC Industrial Direct Co., Inc. Class A	67,083	3,056,972
RSC Holdings, Inc. (a)	73,627	519,070
Rush Enterprises, Inc. Class A (a)	57,433	627,743
TAL International Group, Inc.	21,941	399,984
Textainer Group Holdings Ltd.	26,770	552,801
Titan Machinery, Inc. (a)(c)	32,623	388,540
United Rentals, Inc. (a)	94,284	711,844
Watsco, Inc.	42,707	2,470,173
WESCO International, Inc. (a)(c)	65,533	1,893,248
Willis Lease Finance Corp. (a)	10,288	174,999
		18,919,458
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	16,037	158,285
TOTAL INDUSTRIALS		489,292,240
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.9%
3Com Corp. (a)	588,294	4,488,683
Acme Packet, Inc. (a)	51,988	866,640
ADC Telecommunications, Inc. (a)(c)	148,940	944,280
Adtran, Inc. (c)	96,552	2,257,386
Airvana, Inc. (a)	52,672	401,887
Alliance Fiber Optic Products, Inc.	23,499	28,434
AltiGen Communications, Inc. (a)	1,965	1,434
Anaren, Inc. (a)	38,161	469,380
Arris Group, Inc. (a)(c)	193,294	1,994,794
Aruba Networks, Inc. (a)(c)	102,579	1,203,252
Aviat Networks, Inc. (a)(c)	100,176	616,082
Bel Fuse, Inc. Class B (non-vtg.)	16,174	367,635
BigBand Networks, Inc. (a)	77,055	221,918
Black Box Corp.	28,529	825,344
Blue Coat Systems, Inc. (a)(c)	63,945	1,853,126
Brocade Communications Systems, Inc. (a)	655,977	3,817,786
Ciena Corp. (a)(c)	141,935	2,035,348
Comarco, Inc. (a)	2,807	8,702
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	145,882	$ 3,718,532
Communications Systems, Inc.	2,049	24,506
Comtech Telecommunications Corp. (a)(c)	43,934	1,389,193
DG FastChannel, Inc. (a)(c)	29,436	953,432
Digi International, Inc. (a)	53,287	540,863
Ditech Networks, Inc. (a)	24,840	31,298
EchoStar Holding Corp. Class A (a)	65,576	1,320,701
EMCORE Corp. (a)(c)	93,597	110,444
EMS Technologies, Inc. (a)	31,444	431,412
Emulex Corp. (a)(c)	124,059	1,575,549
Endwave Corp. (a)	18,064	46,966
Entrada Networks, Inc. (a)	292	2
Extreme Networks, Inc. (a)	164,095	451,261
F5 Networks, Inc. (a)	125,048	6,977,678
Finisar Corp. (a)(c)	89,940	1,126,948
Globecomm Systems, Inc. (a)	32,855	250,684
Harmonic, Inc. (a)	150,413	986,709
Hughes Communications, Inc. (a)(c)	13,038	367,280
Infinera Corp. (a)(c)	147,019	1,114,404
InterDigital, Inc. (a)(c)	68,636	1,760,513
Ixia (a)	64,206	496,954
KVH Industries, Inc. (a)	27,456	334,963
Lantronix, Inc. (a)	2,994	10,868
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	0
Loral Space & Communications Ltd. (a)	17,381	565,404
NETGEAR, Inc. (a)	58,291	1,477,677
Network Engines, Inc. (a)	51,315	99,551
Network Equipment Technologies, Inc. (a)	47,845	244,010
Nextwave Wireless, Inc. (a)	92,351	32,323
NumereX Corp. Class A (a)	4,959	20,481
Occam Networks, Inc. (a)	26,051	183,920
Oclaro, Inc. (a)	309,389	600,215
Oplink Communications, Inc. (a)	38,506	594,533
Opnext, Inc. (a)	63,697	129,942
Optelecom Nkf, Inc. (a)	1,053	2,559
Optical Cable Corp. (a)	1,228	3,745
ORBCOMM, Inc. (a)	46,095	111,550
Palm, Inc. (a)(c)	234,009	1,427,455
Parkervision, Inc. (a)(c)	51,329	89,826
PC-Tel, Inc. (a)	35,561	216,566
Performance Technologies, Inc. (a)	4,304	11,707
Plantronics, Inc.	76,538	2,175,975
Polycom, Inc. (a)(c)	130,185	3,399,130
Powerwave Technologies, Inc. (a)	246,794	288,749
Procera Networks, Inc. (a)(c)	21,441	10,077
Relm Wireless Corp. (a)	20,572	81,465
Riverbed Technology, Inc. (a)(c)	86,723	2,363,202
SCM Microsystems, Inc. (a)	4,117	6,793
SeaChange International, Inc. (a)	47,344	335,196
ShoreTel, Inc. (a)	27,518	165,108
Sonus Networks, Inc. (a)	327,840	698,299

	Shares	Value
Sycamore Networks, Inc.	32,314	$ 622,368
Symmetricom, Inc. (a)	84,462	495,792
Tekelec (a)	104,096	1,719,666
Telular Corp. (a)	31,267	140,702
Tollgrade Communications, Inc. (a)	15,734	102,586
UTStarcom, Inc. (a)(c)	206,784	450,789
ViaSat, Inc. (a)	47,923	1,456,859
Westell Technologies, Inc. Class A (a)	93,476	129,932
WorldGate Communications, Inc. (a)(c)	13,759	7,567
Zhone Technologies, Inc. (a)	158,794	81,779
Zoom Technologies, Inc. (a)(c)	8,588	51,442
		67,018,211
Computers & Peripherals - 1.0%
3PAR, Inc. (a)(c)	52,459	484,197
ActivIdentity Corp. (a)	65,640	163,444
Adaptec, Inc. (a)	176,416	543,361
Avid Technology, Inc. (a)(c)	49,161	661,215
Compellent Technologies, Inc. (a)	30,045	466,599
Concurrent Computer Corp. (a)	7,911	36,470
CopyTele, Inc. (a)(c)	32,984	16,162
Cray, Inc. (a)	69,657	365,003
Datalink Corp. (a)	2,058	8,561
Dataram Corp. (a)(c)	23,649	64,562
Diebold, Inc.	102,398	2,965,446
Dot Hill Systems Corp. (a)	30,475	49,979
Electronics for Imaging, Inc. (a)	81,238	963,483
Hauppauge Digital, Inc. (a)	4,117	3,658
Hutchinson Technology, Inc. (a)	50,049	330,323
Hypercom Corp. (a)	83,671	290,338
iGO, Inc. (a)	18,109	21,369
Imation Corp. (a)	53,220	489,624
Immersion Corp. (a)(c)	55,524	227,093
Intermec, Inc. (a)	86,259	1,228,328
Interphase Corp. (a)	2,203	5,045
Intevac, Inc. (a)	30,527	432,568
Isilon Systems, Inc. (a)	51,704	382,093
LaserCard Corp. (a)	16,814	105,088
NCR Corp. (a)	244,963	3,091,433
Novatel Wireless, Inc. (a)(c)	65,953	439,247
Overland Storage, Inc. (a)	2,016	4,173
Presstek, Inc. (a)	39,299	113,967
Qualstar Corp.	2,735	5,470
Quantum Corp. (a)	297,173	736,989
Rimage Corp. (a)	17,322	256,192
Seagate Technology	782,671	15,582,980
Silicon Graphics International Corp. (a)	45,905	493,020
STEC, Inc. (a)(c)	55,768	573,295
Stratasys, Inc. (a)	39,388	1,038,662
Super Micro Computer, Inc. (a)(c)	44,834	672,958
Synaptics, Inc. (a)(c)	53,319	1,423,617
Transact Technologies, Inc. (a)	14,138	106,742
ViewCast.com, Inc. (a)	10,386	1,507
		34,844,261
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	67,896	$ 673,528
Advanced Photonix, Inc. Class A (a)	11,134	6,569
Agilysys, Inc.	29,348	320,480
American Technology Corp. (a)(c)	9,685	16,852
Anixter International, Inc. (a)(c)	46,938	1,959,192
Arrow Electronics, Inc. (a)	187,329	5,284,551
Avnet, Inc. (a)	241,874	6,678,141
AVX Corp.	80,170	986,091
Axcess, Inc. (a)	6,529	3,722
Benchmark Electronics, Inc. (a)	102,020	2,019,996
Brightpoint, Inc. (a)	103,144	735,417
CalAmp Corp. (a)	37,018	104,021
Checkpoint Systems, Inc. (a)	62,668	1,292,214
Clearfield, Inc. (a)	5,604	16,196
Cogent, Inc. (a)	71,012	703,019
Cognex Corp.	56,998	1,077,262
Coherent, Inc. (a)	37,181	1,181,984
Comverge, Inc. (a)(c)	38,266	371,180
Conolog Corp. (a)	14,718	28,847
CPI International, Inc. (a)	11,433	140,969
CTS Corp.	57,634	458,767
Daktronics, Inc. (c)	60,187	455,616
DDi Corp. (a)	20,393	102,985
Digital Ally, Inc. (a)	16,594	38,166
Dolby Laboratories, Inc. Class A (a)(c)	81,162	4,323,500
DTS, Inc. (a)(c)	27,300	873,600
Echelon Corp. (a)(c)	53,502	439,786
Electro Rent Corp.	34,950	406,469
Electro Scientific Industries, Inc. (a)	41,642	520,941
Entorian Technologies, Inc. (a)	604	2,621
FARO Technologies, Inc. (a)	31,517	754,517
Frequency Electronics, Inc. (a)	1,170	5,710
Gerber Scientific, Inc. (a)	40,084	252,128
Giga-Tronics, Inc. (a)	4,585	10,500
GTSI Corp. (a)	3,743	21,148
I. D. Systems Inc. (a)	11,645	33,188
ICx Technologies, Inc. (a)(c)	16,732	108,925
IEC Electronics Corp. (a)	11,818	66,654
Ingram Micro, Inc. Class A (a)	254,944	4,512,509
Insight Enterprises, Inc. (a)	69,711	891,604
Intelli-Check, Inc. (a)	12,747	34,799
IPG Photonics Corp. (a)(c)	39,361	622,691
Iteris, Inc. (a)	4,304	6,284
Itron, Inc. (a)(c)	62,661	4,195,154
Keithley Instruments, Inc.	24,857	178,722
L-1 Identity Solutions, Inc. (a)(c)	128,831	1,097,640
LeCroy Corp. (a)	22,102	86,419
LightPath Technologies, Inc. Class A (a)	1,150	3,381
Littelfuse, Inc. (a)	36,872	1,312,274
LoJack Corp. (a)	17,896	76,595

	Shares	Value
Mace Security International, Inc. (a)	8,918	$ 8,026
Maxwell Technologies, Inc. (a)(c)	36,672	508,274
Measurement Specialties, Inc. (a)	23,718	336,321
Mercury Computer Systems, Inc. (a)	37,621	459,729
Mesa Laboratories, Inc.	4,207	108,877
Methode Electronics, Inc. Class A	61,106	760,159
Micronetics, Inc. (a)	3,743	14,972
MTS Systems Corp.	29,111	792,401
Multi-Fineline Electronix, Inc. (a)	19,996	435,913
Napco Security Technolgies, Inc. (a)	17,472	38,963
National Instruments Corp.	95,149	3,008,611
NetList, Inc. (a)(c)	29,566	110,281
Newport Corp. (a)	57,481	605,850
NU Horizons Electronics Corp. (a)	14,521	63,166
OSI Systems, Inc. (a)(c)	30,909	953,234
Par Technology Corp. (a)	6,450	38,055
Park Electrochemical Corp.	27,752	754,299
PC Connection, Inc. (a)	13,930	87,480
PC Mall, Inc. (a)	6,015	28,030
Perceptron, Inc. (a)	2,600	9,360
Planar Systems, Inc. (a)	18,106	47,981
Plexus Corp.	61,679	2,127,309
RadiSys Corp. (a)	47,827	393,616
RAE Systems, Inc. (a)	46,052	42,368
Research Frontiers, Inc. (a)(c)	22,011	62,291
RF Industries Ltd. (a)	2,339	9,964
RF Monolithics, Inc. (a)	3,462	4,501
Richardson Electronics Ltd.	33,307	261,793
Rofin-Sinar Technologies, Inc. (a)	45,790	938,237
Rogers Corp. (a)	24,582	674,776
Sanmina-SCI Corp. (a)	124,298	2,055,889
ScanSource, Inc. (a)	42,266	1,098,916
Sigmatron International, Inc. (a)	762	4,587
SMART Modular Technologies (WWH), Inc. (a)	69,141	442,502
Spectrum Control, Inc. (a)	21,424	247,661
Superconductor Technologies, Inc. (a)(c)	12,244	35,875
SYNNEX Corp. (a)(c)	32,597	933,578
Tech Data Corp. (a)	79,557	3,408,222
Technitrol, Inc.	64,084	281,970
Tessco Technologies, Inc.	5,546	108,535
Trimble Navigation Ltd. (a)(c)	188,614	5,068,058
TTM Technologies, Inc. (a)	75,245	642,592
Universal Display Corp. (a)(c)	52,827	556,268
Viasystems Group, Inc. (a)	8,420	183,724
Vicon Industries, Inc. (a)	18,575	94,918
Vishay Intertechnology, Inc. (a)	265,278	2,719,100
Wireless Ronin Technologies, Inc. (a)	6,055	14,714
X-Rite, Inc. (a)(c)	41,424	123,029
Zygo Corp. (a)	24,439	239,502
		77,438,001
Internet Software & Services - 1.3%
Ancestry.com, Inc. (c)	10,381	165,369
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Answers Corp. (a)	9,496	$ 73,784
AOL, Inc. (a)	172,240	4,268,107
Archipelago Learning, Inc.	10,310	187,333
Art Technology Group, Inc. (a)	245,801	975,830
Autobytel, Inc. (a)	47,104	50,401
Communication Intelligence Corp. (a)	7,900	869
comScore, Inc. (a)	36,642	568,684
Constant Contact, Inc. (a)(c)	43,122	805,088
DealerTrack Holdings, Inc. (a)	57,804	821,973
Dice Holdings, Inc. (a)	32,107	211,906
Digital River, Inc. (a)	59,155	1,555,185
DivX, Inc. (a)	57,303	346,110
EarthLink, Inc.	165,898	1,383,589
EasyLink Services International Corp. (a)	35,205	72,170
EDGAR Online, Inc. (a)	11,846	16,466
Equinix, Inc. (a)(c)	61,003	5,762,953
Google, Inc. Class A (a)	1	527
GSI Commerce, Inc. (a)(c)	85,532	2,135,734
IAC/InterActiveCorp (a)	153,316	3,432,745
iMergent, Inc. (c)	8,356	58,158
InfoSpace, Inc. (a)	61,369	618,600
Innodata Isogen, Inc. (a)(c)	57,252	282,825
InsWeb Corp. (a)	283	1,217
Internap Network Services Corp. (a)	94,432	474,993
Internet America, Inc. (a)	6,082	2,311
Internet Brands, Inc. Class A (a)(c)	38,470	316,993
Internet Capital Group, Inc. (a)	56,563	384,628
iPass, Inc.	58,644	62,749
j2 Global Communications, Inc. (a)	69,733	1,513,206
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	23,393	246,562
KIT Digital, Inc. (a)	14,705	142,639
Limelight Networks, Inc. (a)	59,444	218,754
Liquidity Services, Inc. (a)	22,379	275,262
LivePerson, Inc. (a)	63,108	439,863
Local.com Corp. (a)(c)	21,453	125,929
LogMeIn, Inc.	22,385	419,943
LoopNet, Inc. (a)	57,766	545,889
Marchex, Inc. Class B	49,302	253,412
Market Leader, Inc. (a)	9,851	18,717
ModusLink Global Solutions, Inc. (a)	81,733	809,157
Move, Inc. (a)	238,060	373,754
NaviSite, Inc. (a)	43,278	132,431
NIC, Inc.	96,059	717,561
Onstream Media Corp. (a)	1,100	439
Onvia.com, Inc. (a)(c)	1,133	8,781
OpenTable, Inc.	26,826	914,230
Openwave Systems, Inc. (a)	151,806	393,178
Perficient, Inc. (a)	47,184	523,742
QuinStreet, Inc.	12,948	189,041
Rackspace Hosting, Inc. (a)(c)	119,779	2,375,218

	Shares	Value
RealNetworks, Inc. (a)	147,909	$ 680,381
Reis, Inc. (a)	2,805	17,111
Saba Software, Inc. (a)	37,485	189,674
SAVVIS, Inc.	63,304	891,953
Selectica, Inc. (a)	701	2,804
Support.com, Inc. (a)	78,112	229,649
Switch & Data Facilities Co., Inc. (a)(c)	37,171	664,989
TechTarget, Inc. (a)(c)	8,836	46,212
Terremark Worldwide, Inc. (a)(c)	61,496	442,771
The Knot, Inc. (a)	56,086	429,058
TheStreet.com, Inc.	34,348	120,561
Travelzoo, Inc. (a)(c)	7,829	89,251
United Online, Inc.	132,230	827,760
US Dataworks, Inc. (a)	4,512	1,038
ValueClick, Inc. (a)	135,188	1,282,934
Vocus, Inc. (a)	32,978	469,277
Web.com, Inc. (a)	49,206	234,221
WebMD Health Corp. (a)(c)	77,307	3,330,386
WebMediaBrands, Inc. (a)	31,939	29,384
Zix Corp. (a)(c)	83,740	161,618
		45,816,037
IT Services - 1.9%
Acorn Energy, Inc. (a)(c)	23,591	154,285
Acxiom Corp. (a)	123,083	2,075,179
Alliance Data Systems Corp. (a)(c)	81,372	4,511,264
Analysts International Corp. (a)	9,684	3,875
Broadridge Financial Solutions, Inc.	220,686	4,643,233
CACI International, Inc. Class A (a)	47,207	2,339,579
Cass Information Systems, Inc.	14,016	424,264
Ciber, Inc. (a)	101,933	380,210
Computer Task Group, Inc. (a)	17,888	135,412
Convergys Corp. (a)(c)	182,489	2,251,914
CSG Systems International, Inc. (a)	55,346	1,113,562
CSP, Inc. (a)	3,555	12,229
CyberSource Corp. (a)(c)	109,062	1,868,232
DST Systems, Inc. (a)(c)	62,117	2,387,156
Dynamics Research Corp. (a)	11,470	118,141
Echo Global Logistics, Inc.	13,988	158,204
Edgewater Technology, Inc. (a)	4,972	14,916
eLoyalty Corp. (a)(c)	5,881	28,876
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(c)	75,740	1,372,409
ExlService Holdings, Inc. (a)	21,962	377,746
Forrester Research, Inc. (a)	24,661	738,597
Gartner, Inc. Class A (a)	99,749	2,373,029
Genpact Ltd. (a)	86,899	1,311,306
Global Cash Access Holdings, Inc. (a)	60,585	453,782
Global Payments, Inc.	128,939	5,519,879
Hackett Group, Inc. (a)	59,600	163,900
Heartland Payment Systems, Inc.	59,637	911,850
Hewitt Associates, Inc. Class A (a)	135,412	5,144,302
iGate Corp.	44,328	405,158
infoGROUP, Inc. (a)	49,006	393,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Information Services Group, Inc. (a)	34,793	$ 103,335
Integral Systems, Inc. (a)(c)	46,815	400,736
INX, Inc. (a)	7,038	34,979
Lender Processing Services, Inc.	148,725	5,678,321
Lionbridge Technologies, Inc. (a)	106,007	339,222
ManTech International Corp. Class A (a)	33,541	1,656,255
Mastech Holdings, Inc. (a)	2,512	10,802
Maximus, Inc.	29,560	1,702,065
MoneyGram International, Inc. (a)(c)	142,367	394,357
NCI, Inc. Class A (a)(c)	15,408	434,043
NeuStar, Inc. Class A (a)	113,284	2,625,923
Newtek Business Services, Inc.	5,503	7,319
Online Resources Corp. (a)	38,230	140,304
PFSweb, Inc. (a)(c)	14,985	38,961
Rainmaker Systems, Inc.	15,480	15,480
RightNow Technologies, Inc. (a)	39,725	618,121
Sapient Corp.	143,474	1,294,135
SRA International, Inc. Class A (a)	64,459	1,228,589
StarTek, Inc. (a)	16,842	109,978
Storage Engine, Inc. (a)	500	0
Syntel, Inc.	35,783	1,213,044
TechTeam Global, Inc. (a)	6,114	40,230
Teletech Holdings, Inc. (a)(c)	48,801	853,529
The Management Network Group, Inc. (a)	2,929	6,532
Tier Technologies, Inc. Class B (a)	6,244	46,330
TNS, Inc. (a)	42,339	1,000,471
TSR, Inc.	4,079	9,015
Unisys Corp. (a)	60,052	2,096,415
VeriFone Holdings, Inc. (a)(c)	116,366	2,245,864
Virtusa Corp. (a)	23,152	210,683
WidePoint Corp. (a)	5,600	4,200
Wilhelmina International, Inc. (a)	5,500	605
WPCS International, Inc. (a)	8,000	27,600
Wright Express Corp. (a)	60,043	1,700,418
		68,073,868
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	94,284	2,693,694
Semiconductors & Semiconductor Equipment - 3.7%
Actel Corp. (a)	58,521	749,654
Advanced Analogic Technologies, Inc. (a)	78,431	257,254
Advanced Energy Industries, Inc. (a)(c)	54,478	791,021
AEHR Test Systems (a)	9,000	22,950
Aetrium, Inc. (a)	100	294
Amkor Technology, Inc. (a)(c)	182,640	1,099,493
Amtech Systems, Inc. (a)	18,709	162,394
ANADIGICS, Inc. (a)(c)	98,084	403,125
Applied Micro Circuits Corp. (a)	116,587	1,042,288
Atheros Communications, Inc. (a)(c)	95,822	3,439,052
Atmel Corp. (a)	618,560	2,789,706
ATMI, Inc. (a)	53,464	900,334

	Shares	Value
AuthenTec, Inc. (a)	34,853	$ 80,510
Axcelis Technologies, Inc. (a)	209,208	345,193
AXT, Inc. (a)	87,337	305,680
Brooks Automation, Inc. (a)	95,901	828,585
Cabot Microelectronics Corp. (a)	36,135	1,279,179
Cavium Networks, Inc. (a)(c)	56,704	1,355,226
Ceva, Inc. (a)	34,777	406,543
Cirrus Logic, Inc. (a)	103,442	738,576
Cohu, Inc.	47,363	634,664
Conexant Systems, Inc. (a)	100,115	478,550
Cree, Inc. (a)(c)	149,608	10,147,911
Cymer, Inc. (a)(c)	43,813	1,372,223
Cypress Semiconductor Corp. (a)(c)	255,317	3,022,953
Diodes, Inc. (a)(c)	51,801	1,015,818
DSP Group, Inc. (a)	40,671	298,118
Entegris, Inc. (a)	200,335	897,501
Entropic Communications, Inc. (a)	99,375	359,738
Exar Corp. (a)	65,969	487,511
Fairchild Semiconductor International, Inc. (a)	191,366	1,974,897
FEI Co. (a)	60,058	1,278,034
FormFactor, Inc. (a)(c)	77,754	1,279,053
FSI International, Inc. (a)	50,000	141,000
GSI Technology, Inc. (a)	35,000	156,450
Hittite Microwave Corp. (a)	29,062	1,213,048
Ikanos Communications, Inc. (a)	48,411	122,480
Integrated Device Technology, Inc. (a)	252,186	1,379,457
Integrated Silicon Solution, Inc. (a)	51,768	425,015
International Rectifier Corp. (a)(c)	109,466	2,214,497
Intersil Corp. Class A	187,551	2,783,257
IXYS Corp. (a)	55,002	468,067
Kopin Corp. (a)	117,123	445,067
Kulicke & Soffa Industries, Inc. (a)	115,910	762,688
Lam Research Corp. (a)	197,590	6,700,277
Lattice Semiconductor Corp. (a)	185,120	531,294
Logic Devices, Inc. (a)	8,982	12,754
LTX-Credence Corp. (a)	188,315	585,660
Marvell Technology Group Ltd. (a)	768,642	14,850,163
Mattson Technology, Inc. (a)	77,095	284,481
Maxim Integrated Products, Inc.	473,997	8,778,424
MEMSIC, Inc. (a)	6,429	23,144
Micrel, Inc.	66,364	653,685
Microsemi Corp. (a)	124,987	1,938,548
Microtune, Inc. (a)	62,874	149,011
Mindspeed Technologies, Inc. (a)	48,161	377,101
MIPS Technologies, Inc. (a)	85,189	358,646
MKS Instruments, Inc. (a)	69,298	1,249,443
Monolithic Power Systems, Inc. (a)(c)	61,834	1,255,849
MoSys, Inc. (a)	39,629	144,646
Nanometrics, Inc. (a)(c)	26,599	251,893
Netlogic Microsystems, Inc. (a)(c)	33,476	1,814,064
NVE Corp. (a)(c)	8,431	374,842
Omnivision Technologies, Inc. (a)(c)	78,325	1,138,062
ON Semiconductor Corp. (a)(c)	671,921	5,348,491
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	29,912	$ 118,152
Pericom Semiconductor Corp. (a)	43,926	412,465
Photronics, Inc. (a)(c)	73,666	324,130
Pixelworks, Inc. (a)	8,415	33,744
PLX Technology, Inc. (a)	53,456	242,690
PMC-Sierra, Inc. (a)	352,795	2,928,199
Power Integrations, Inc.	41,668	1,498,381
QuickLogic Corp. (a)(c)	41,277	99,890
Rambus, Inc. (a)(c)	163,631	3,591,700
Ramtron International Corp. (a)	4,828	9,463
RF Micro Devices, Inc. (a)	373,362	1,571,854
Rubicon Technology, Inc. (a)(c)	20,670	324,519
Rudolph Technologies, Inc. (a)	54,916	437,131
Semtech Corp. (a)	91,374	1,450,105
Sigma Designs, Inc. (a)(c)	53,825	629,753
Silicon Image, Inc. (a)	164,044	396,986
Silicon Laboratories, Inc. (a)(c)	70,263	3,192,751
Silicon Storage Technology, Inc. (a)	124,888	398,393
Skyworks Solutions, Inc. (a)(c)	266,783	4,073,776
Standard Microsystems Corp. (a)	33,263	649,294
Supertex, Inc. (a)(c)	20,513	490,466
Techwell, Inc. (a)	29,794	373,915
Tegal Corp. (a)	888	1,101
Tessera Technologies, Inc. (a)(c)	76,357	1,371,372
TranSwitch Corp. (a)	22,498	54,220
Trident Microsystems, Inc. (a)	148,818	220,251
TriQuint Semiconductor, Inc. (a)	234,240	1,684,186
Ultra Clean Holdings, Inc. (a)	34,461	305,669
Ultratech, Inc. (a)	41,510	535,479
Varian Semiconductor Equipment Associates, Inc. (a)	112,760	3,391,821
Veeco Instruments, Inc. (a)(c)	59,301	2,022,164
Virage Logic Corp. (a)	23,041	159,213
Volterra Semiconductor Corp. (a)	50,440	1,101,105
White Electronic Designs Corp. (a)	32,781	171,445
Zoran Corp. (a)	83,684	948,977
		132,390,292
Software - 3.3%
ACI Worldwide, Inc. (a)(c)	56,942	1,038,622
Activision Blizzard, Inc.	907,394	9,645,598
Actuate Corp. (a)	86,864	465,591
Adept Technology, Inc. (a)	1,291	3,873
Advent Software, Inc. (a)	25,798	1,040,175
American Software, Inc. Class A	34,442	199,075
ANSYS, Inc. (a)(c)	141,542	6,208,032
ArcSight, Inc. (a)	46,679	1,250,997
Ariba, Inc. (a)(c)	145,974	1,753,148
Aspen Technology, Inc. (a)	96,521	868,689
Authentidate Holding Corp. (a)(c)	26,832	27,369
Avatech Solutions, Inc. (a)	735	606
Bitstream, Inc. Class A (a)	3,682	28,904

	Shares	Value
Blackbaud, Inc.	68,580	$ 1,596,542
Blackboard, Inc. (a)(c)	46,959	1,835,158
Bottomline Technologies, Inc. (a)	38,871	617,660
BSQUARE Corp. (a)	2,830	6,792
Cadence Design Systems, Inc. (a)	438,821	2,501,280
Callidus Software, Inc. (a)	36,709	123,342
Chordiant Software, Inc. (a)	42,009	152,913
Cinedigm Digital Cinema Corp. (a)	30,643	40,449
CommVault Systems, Inc. (a)	60,684	1,328,980
Concur Technologies, Inc. (a)(c)	69,969	2,752,580
Datawatch Corp. (a)	3,120	7,145
Deltek, Inc. (a)	53,080	408,185
DemandTec, Inc. (a)	39,036	229,141
Digimarc Corp. (a)	1,667	29,089
Double-Take Software, Inc. (a)	37,806	335,339
ebix.com, Inc. (a)(c)	49,645	720,845
Epicor Software Corp. (a)(c)	81,882	701,729
EPIQ Systems, Inc. (a)(c)	51,171	594,607
Evolving Systems, Inc. (a)	1,942	12,002
FactSet Research Systems, Inc.	67,734	4,483,991
Fair Isaac Corp. (c)	75,474	1,732,883
FalconStor Software, Inc. (a)	67,338	239,050
Fonix Corp. (a)	1	0
Fortinet, Inc.	19,134	328,722
Geeknet, Inc. (a)	41,920	60,784
Glu Mobile, Inc. (a)	12,704	11,688
GSE Systems, Inc. (a)	33,148	189,607
Guardian Technologies International (a)	560	67
Guidance Software, Inc. (a)	15,000	76,650
Informatica Corp. (a)(c)	140,584	3,587,704
Interactive Intelligence, Inc. (a)	23,570	464,329
Jack Henry & Associates, Inc.	131,551	2,970,422
JDA Software Group, Inc. (a)	63,367	1,793,286
Kenexa Corp. (a)	32,381	319,600
Lawson Software, Inc. (a)	223,440	1,345,109
Magma Design Automation, Inc. (a)(c)	79,773	197,039
Majesco Entertainment Co. (a)	22,569	18,053
Manhattan Associates, Inc. (a)	37,298	942,520
Mentor Graphics Corp. (a)	153,392	1,276,221
MICROS Systems, Inc. (a)(c)	125,250	3,762,510
MicroStrategy, Inc. Class A (a)	14,804	1,312,967
Monotype Imaging Holdings, Inc. (a)	32,845	312,356
NetScout Systems, Inc. (a)	49,890	727,895
NetSol Technologies, Inc. (a)	880	835
NetSuite, Inc. (a)(c)	35,738	441,722
Nuance Communications, Inc. (a)(c)	350,014	5,036,701
Opnet Technologies, Inc.	23,885	354,215
Parametric Technology Corp. (a)	180,568	3,143,689
Peerless Systems Corp. (a)	6,456	16,140
Pegasystems, Inc.	24,982	899,352
Pervasive Software, Inc. (a)	3,743	19,052
Phoenix Technologies Ltd. (a)(c)	58,528	162,123
Plato Learning, Inc. (a)	26,002	104,008
Progress Software Corp. (a)	62,275	1,744,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
PROS Holdings, Inc. (a)	28,279	$ 246,310
QAD, Inc.	28,833	158,293
Quest Software, Inc. (a)	97,081	1,635,815
Radiant Systems, Inc. (a)	44,385	495,780
Renaissance Learning, Inc.	9,747	135,971
Rosetta Stone, Inc. (c)	21,467	472,274
Rovi Corp. (a)	163,695	5,483,783
S1 Corp. (a)	96,195	597,371
Salary.com, Inc. (a)	11,000	27,060
Scientific Learning Corp. (a)	18,008	92,201
Simulations Plus, Inc. (a)	24,000	40,320
Smith Micro Software, Inc. (a)	46,491	407,261
SolarWinds, Inc. (c)	47,662	896,522
Solera Holdings, Inc.	108,686	3,712,714
Sonic Foundry, Inc. (a)(c)	1,071	7,058
Sonic Solutions, Inc. (a)(c)	47,997	436,293
SonicWALL, Inc. (a)	89,081	713,539
Sourcefire, Inc. (a)(c)	34,257	800,244
SRS Labs, Inc. (a)	23,248	176,917
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (a)(c)	84,627	1,532,595
Sybase, Inc. (a)(c)	126,940	5,634,867
Symyx Technologies, Inc. (a)	49,606	216,282
Synchronoss Technologies, Inc. (a)	42,266	735,851
Synopsys, Inc. (a)(c)	227,392	4,979,885
Take-Two Interactive Software, Inc. (a)(c)	124,259	1,195,372
Taleo Corp. Class A (a)(c)	53,428	1,257,695
TeleCommunication Systems, Inc. Class A (a)	68,460	521,665
THQ, Inc. (a)(c)	109,033	660,740
TIBCO Software, Inc. (a)	263,157	2,413,150
TiVo, Inc. (a)	167,906	1,591,749
Tyler Technologies, Inc. (a)(c)	56,709	1,029,835
Ultimate Software Group, Inc. (a)(c)	41,033	1,268,740
Unica Corp. (a)	17,353	152,012
Vasco Data Security International, Inc. (a)	67,733	536,445
Veramark Technologies, Inc. (a)	1,700	680
Versant Corp. (a)	12,238	181,122
VirnetX Holding Corp. (a)(c)	45,337	273,835
VMware, Inc. Class A (a)(c)	64,916	3,213,991
Wave Systems Corp. Class A (a)(c)	113,388	430,874
Websense, Inc. (a)(c)	62,263	1,336,164
		120,299,968
TOTAL INFORMATION TECHNOLOGY		548,574,332
MATERIALS - 6.0%
Chemicals - 3.0%
A. Schulman, Inc.	46,103	1,086,187
ADA-ES, Inc. (a)(c)	6,212	35,098
Albemarle Corp.	143,004	5,361,220

	Shares	Value
Altair Nanotechnologies, Inc. (a)(c)	146,812	$ 107,173
American Pacific Corp. (a)	6,762	43,750
American Vanguard Corp. (c)	41,080	264,966
Ampal-American Israel Corp. Class A (a)	4,585	12,884
Arch Chemicals, Inc.	39,433	1,217,297
Ashland, Inc.	106,533	5,015,574
Balchem Corp. (c)	48,538	1,063,468
Cabot Corp.	78,471	2,280,367
Calgon Carbon Corp. (a)(c)	86,976	1,348,998
Celanese Corp. Class A	230,752	7,197,155
Converted Organics, Inc. (a)(c)	92,992	91,597
Cytec Industries, Inc.	75,990	3,242,493
Ferro Corp.	125,090	1,024,487
Flotek Industries, Inc. (a)(c)	40,256	54,346
Georgia Gulf Corp. (a)	1,353	19,307
H.B. Fuller Co.	85,045	1,785,095
Hawkins, Inc. (c)	16,188	322,951
Huntsman Corp.	267,780	3,676,619
ICO, Inc.	43,132	340,743
Innophos Holdings, Inc.	26,945	625,663
Intrepid Potash, Inc. (a)(c)	66,415	1,827,741
KMG Chemicals, Inc.	10,001	133,113
Koppers Holdings, Inc.	32,784	911,395
Kraton Performance Polymers, Inc.	14,087	190,034
Kronos Worldwide, Inc. (a)	4,133	65,053
Landec Corp. (a)	40,274	244,060
LSB Industries, Inc. (a)	28,785	409,035
Lubrizol Corp.	105,437	8,330,577
Material Sciences Corp. (a)	8,000	15,280
Minerals Technologies, Inc.	31,830	1,554,259
Nalco Holding Co.	216,418	5,033,883
Nanophase Technologies Corp. (a)	5,146	4,323
NewMarket Corp.	17,051	1,518,392
NL Industries, Inc.	9,181	66,287
Olin Corp.	114,333	2,001,971
OM Group, Inc. (a)	48,202	1,659,113
OMNOVA Solutions, Inc. (a)	74,315	454,808
Penford Corp.	22,005	245,136
PolyOne Corp. (a)	134,636	1,070,356
Quaker Chemical Corp.	22,398	443,704
Rockwood Holdings, Inc. (a)	80,113	1,921,911
RPM International, Inc.	200,501	3,859,644
Senomyx, Inc. (a)	58,213	154,847
Sensient Technologies Corp.	75,525	1,995,371
Solutia, Inc. (a)	190,771	2,684,148
Spartech Corp.	50,908	518,753
Stepan Co.	13,590	646,069
STR Holdings, Inc.	16,985	282,121
Terra Industries, Inc.	156,450	6,441,047
The Mosaic Co.	237,339	13,858,224
The Scotts Miracle-Gro Co. Class A	67,491	2,635,524
Valhi, Inc. (c)	17,193	300,018
Valspar Corp. (c)	144,023	3,940,469
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)(c)	95,038	$ 2,752,300
Westlake Chemical Corp. (c)	29,889	605,252
Zagg, Inc. (a)	68,664	179,900
Zep, Inc. (c)	37,180	821,306
Zoltek Companies, Inc. (a)(c)	60,096	534,253
		106,527,115
Construction Materials - 0.2%
Eagle Materials, Inc. (c)	67,818	1,599,827
Headwaters, Inc. (a)	93,357	465,851
Martin Marietta Materials, Inc.	69,141	5,477,350
Texas Industries, Inc. (c)	35,711	1,268,812
U.S. Concrete, Inc. (a)(c)	45,634	25,874
United States Lime & Minerals, Inc. (a)	2,419	95,502
		8,933,216
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	11,335	395,592
Aptargroup, Inc.	98,387	3,790,851
Boise, Inc. (a)(c)	69,602	330,610
BWAY Holding Co. (a)	19,225	289,721
Crown Holdings, Inc. (a)	251,878	6,881,307
Graham Packaging Co., Inc. (c)	25,798	269,847
Graphic Packaging Holding Co. (a)	123,717	430,535
Greif, Inc. Class A	53,921	2,762,912
MOD-PAC Corp. (sub. vtg.) (a)	1,684	9,599
Myers Industries, Inc.	45,598	422,693
Packaging Corp. of America	158,543	3,773,323
Rock-Tenn Co. Class A	58,919	2,465,171
Silgan Holdings, Inc.	40,181	2,294,737
Sonoco Products Co.	154,520	4,570,702
Temple-Inland, Inc.	165,413	3,079,990
		31,767,590
Metals & Mining - 1.6%
A.M. Castle & Co. (c)	31,274	360,276
Allied Nevada Gold Corp. (a)(c)	100,965	1,389,278
Amcol International Corp.	40,832	1,038,766
Brush Engineered Materials, Inc. (a)	32,575	669,091
Capital Gold Corp. (a)	76,463	244,682
Carpenter Technology Corp.	68,292	2,039,882
Century Aluminum Co. (a)(c)	114,884	1,400,436
Coeur d'Alene Mines Corp. (a)(c)	125,072	1,832,305
Commercial Metals Co.	175,405	2,876,642
Compass Minerals International, Inc.	50,558	3,818,646
Friedman Industries	7,344	40,392
General Moly, Inc. (a)(c)	104,810	246,304
Haynes International, Inc.	18,355	533,029
Hecla Mining Co. (a)(c)	377,448	1,962,730
Horsehead Holding Corp. (a)	64,775	658,762
Kaiser Aluminum Corp.	26,329	879,125
Metalline Mining Co. (a)	25,343	17,233
Mines Management, Inc. (a)	11,916	30,624

	Shares	Value
Olympic Steel, Inc.	16,498	$ 456,335
Reliance Steel & Aluminum Co.	100,739	4,466,767
Rock of Ages Corp. Class A (a)	600	1,920
Royal Gold, Inc.	84,198	3,783,858
RTI International Metals, Inc. (a)	45,297	1,088,487
Schnitzer Steel Industries, Inc. Class A	34,510	1,575,727
Solitario Exploration & Royalty Corp. (a)	1,240	2,357
Southern Copper Corp.	333,420	9,789,211
Steel Dynamics, Inc.	344,576	5,626,926
Stillwater Mining Co. (a)(c)	71,502	811,548
Synalloy Corp.	7,000	56,000
Universal Stainless & Alloy Products, Inc. (a)	12,030	224,600
US Energy Corp. (a)	43,240	252,522
US Gold Corp. (a)(c)	160,838	432,654
Vista Gold Corp. (a)	87,398	172,175
Walter Energy, Inc.	84,752	6,658,965
Worthington Industries, Inc.	99,111	1,569,918
		57,008,173
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	67,813	749,334
Cellu Tissue Holdings, Inc.	12,250	126,788
Clearwater Paper Corp. (a)	18,053	871,238
Deltic Timber Corp.	17,457	801,975
Domtar Corp. (a)	65,836	3,441,248
Glatfelter	72,683	981,221
Kapstone Paper & Packaging Corp. (a)	65,369	598,780
Louisiana-Pacific Corp. (a)(c)	196,790	1,497,572
Neenah Paper, Inc.	26,788	379,586
Schweitzer-Mauduit International, Inc.	27,046	1,241,411
Verso Paper Corp. (a)	21,473	70,646
Wausau-Mosinee Paper Corp.	76,321	645,676
		11,405,475
TOTAL MATERIALS		215,641,569
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
8X8, Inc. (a)	93,687	126,477
AboveNet, Inc. (a)	34,391	2,101,978
Alaska Communication Systems Group, Inc. (c)	97,958	711,175
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	56,366
Atlantic Tele-Network, Inc.	15,538	681,807
Cbeyond, Inc. (a)(c)	42,167	522,871
Cincinnati Bell, Inc. (a)	308,306	912,586
Cogent Communications Group, Inc. (a)(c)	70,990	698,542
Consolidated Communications Holdings, Inc.	44,114	742,880
General Communications, Inc. Class A (a)	64,068	351,733
Global Crossing Ltd. (a)	44,912	639,996
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Globalstar, Inc. (a)(c)	52,018	$ 51,498
HickoryTech Corp.	27,725	238,435
IDT Corp. Class B (a)	25,559	121,150
inContact, Inc. (a)	18,286	58,881
Iowa Telecommunication Services, Inc.	51,541	832,387
Level 3 Communications, Inc. (a)(c)	2,517,615	4,003,008
Neutral Tandem, Inc. (a)(c)	51,932	837,144
PAETEC Holding Corp. (a)	202,015	799,979
Pervasip Corp. (a)	14,200	1,349
Premiere Global Services, Inc. (a)	102,727	772,507
SureWest Communications (a)(c)	25,162	216,393
Towerstream Corp. (a)	14,553	22,121
tw telecom, inc. (a)(c)	238,972	3,797,265
Vonage Holdings Corp. (a)(c)	149,038	231,009
Warwick Valley Telephone Co.	5,739	74,320
XETA Technologies, Inc. (a)	3,181	9,702
		19,613,559
Wireless Telecommunication Services - 1.2%
Clearwire Corp.:
rights 6/21/10 (a)	114,753	33,278
Class A (a)(c)	114,753	729,829
Crown Castle International Corp. (a)(c)	391,111	14,783,996
FiberTower Corp. (a)	15,519	63,938
ICO Global Communications Holdings Ltd.:
Class A (a)	175,258	192,784
Class A rights 3/9/10 (a)	94,000	7,736
Leap Wireless International, Inc. (a)(c)	94,710	1,351,512
NII Holdings, Inc. (a)	264,387	9,893,362
NTELOS Holdings Corp.	45,712	780,761
SBA Communications Corp. Class A (a)(c)	183,181	6,477,280
Shenandoah Telecommunications Co.	36,246	653,515
SkyTerra Communications, Inc. (a)	1,881	9,160
Syniverse Holdings, Inc. (a)	107,277	1,804,399
Telephone & Data Systems, Inc.	151,946	4,742,235
Terrestar Corp. (a)(c)	163,700	141,551
U.S. Cellular Corp. (a)(c)	24,463	896,080
USA Mobility, Inc.	58,803	662,122
		43,223,538
TOTAL TELECOMMUNICATION SERVICES		62,837,097
UTILITIES - 4.0%
Electric Utilities - 1.2%
Allete, Inc.	50,452	1,586,715
Central Vermont Public Service Corp.	30,326	596,209
Cleco Corp. (c)	93,756	2,366,401
DPL, Inc.	184,724	4,902,575
El Paso Electric Co. (a)	76,754	1,544,290
Empire District Electric Co.	66,970	1,199,433

	Shares	Value
Great Plains Energy, Inc.	207,703	$ 3,699,190
Hawaiian Electric Industries, Inc. (c)	147,867	3,012,051
IDACORP, Inc.	73,337	2,422,321
ITC Holdings Corp.	78,986	4,216,273
MGE Energy, Inc.	44,570	1,477,496
NV Energy, Inc.	363,914	4,043,085
PNM Resources, Inc.	138,995	1,698,519
Portland General Electric Co.	112,680	2,027,113
UIL Holdings Corp.	49,632	1,363,887
Unisource Energy Corp.	54,993	1,602,496
Unitil Corp.	15,099	328,403
Westar Energy, Inc.	166,923	3,572,152
		41,658,609
Gas Utilities - 1.3%
AGL Resources, Inc.	120,031	4,360,726
Atmos Energy Corp.	143,260	3,933,920
Chesapeake Utilities Corp.	22,726	680,871
Delta Natural Gas Co., Inc.	2,782	82,431
Energen Corp.	113,930	5,179,258
Laclede Group, Inc.	34,776	1,140,305
National Fuel Gas Co. New Jersey	105,880	5,266,471
New Jersey Resources Corp.	65,854	2,398,403
Northwest Natural Gas Co.	45,006	1,979,814
ONEOK, Inc.	155,978	6,914,505
Piedmont Natural Gas Co., Inc. (c)	111,618	2,883,093
South Jersey Industries, Inc.	46,971	1,872,734
Southwest Gas Corp.	75,305	2,152,217
UGI Corp.	170,623	4,274,106
WGL Holdings, Inc.	78,888	2,591,471
		45,710,325
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	61,184	1,705,198
Calpine Corp. (a)	565,595	6,187,609
Dynegy, Inc. Class A (a)	782,416	1,173,624
Environmental Power Corp. (a)	10,176	2,005
Mirant Corp. (a)	228,246	2,871,335
Ormat Technologies, Inc.	27,762	803,155
RRI Energy, Inc. (a)	549,418	2,335,027
Synthesis Energy Systems, Inc. (a)	22,670	21,310
US Geothermal, Inc. (a)(c)	136,624	151,653
		15,250,916
Multi-Utilities - 0.8%
Alliant Energy Corp.	171,051	5,410,343
Avista Corp.	85,820	1,747,295
CH Energy Group, Inc.	28,016	1,120,360
MDU Resources Group, Inc.	271,719	5,553,936
NorthWestern Energy Corp.	57,705	1,445,510
NSTAR	165,338	5,591,731
OGE Energy Corp.	149,541	5,467,219
Vectren Corp.	126,437	2,939,660
		29,276,054
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.3%
American States Water Co.	34,521	$ 1,110,195
American Water Works Co., Inc.	141,910	3,158,917
Aqua America, Inc. (c)	202,849	3,472,775
Artesian Resources Corp. Class A	7,807	138,496
Cadiz, Inc. (a)(c)	17,441	206,676
California Water Service Group	32,826	1,177,797
Connecticut Water Service, Inc.	10,523	236,873
Middlesex Water Co.	18,279	302,517
Pure Cycle Corp. (a)	23,077	57,693
SJW Corp.	22,518	505,304
Southwest Water Co.	45,450	305,424
York Water Co.	15,837	213,324
		10,885,991
TOTAL UTILITIES		142,781,895
TOTAL COMMON STOCKS (Cost $3,656,025,341)		3,510,583,571
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.41% 11/18/10 to 12/16/10 (d) (Cost $15,461,610)	$ 15,500,000	15,473,184
Money Market Funds - 27.3%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	69,278,963	69,278,963
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	910,713,913	910,713,913
TOTAL MONEY MARKET FUNDS (Cost $979,992,876)		979,992,876
TOTAL INVESTMENT PORTFOLIO - 125.4% (Cost $4,651,479,827)	4,506,049,631
NET OTHER ASSETS - (25.4)%	(913,485,536)
NET ASSETS - 100%	$ 3,592,564,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
76 CME E-mini S&P 500 Index Contracts	March 2010	$ 4,192,920	$ 116,962
455 CME E-mini S&P MidCap 400 Index Contracts	March 2010	33,565,350	1,542,894
735 NYFE Russell Mini Index Contracts	March 2010	46,150,650	1,986,785
TOTAL EQUITY INDEX CONTRACTS		$ 83,908,920	$ 3,646,641

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,488,376.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,671
Fidelity Securities Lending Cash Central Fund	4,865,011
Total	$ 5,074,682
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 516,668,691	$ 516,646,435	$ -	$ 22,256
Consumer Staples	127,017,127	127,017,127	-	-
Energy	245,773,601	245,773,601	-	-
Financials	729,150,671	729,143,781	6,890	-
Health Care	432,846,348	432,845,201	-	1,147
Industrials	489,292,240	489,290,345	1,895	-
Information Technology	548,574,332	548,574,332	-	-
Materials	215,641,569	215,641,569	-	-
Telecommunication Services	62,837,097	62,829,361	7,736	-
Utilities	142,781,895	142,781,895	-	-
U.S. Government and Government Agency Obligations	15,473,184	-	15,473,184	-
Money Market Funds	979,992,876	979,992,876	-	-
Total Investments in Securities:	$ 4,506,049,631	$ 4,490,536,523	$ 15,489,705	$ 23,403
Derivative Instruments:
Assets
Futures Contracts	$ 3,646,641	$ 3,646,641	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(228)
Cost of Purchases	1,149
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	22,482
Ending Balance	$ 23,403
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (228)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,646,641	$ -
Total Value of Derivatives	$ 3,646,641	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $884,812,275) - See accompanying schedule: Unaffiliated issuers (cost $3,671,486,951)	$ 3,526,056,755
Fidelity Central Funds (cost $979,992,876)	979,992,876
Total Investments (cost $4,651,479,827)		$ 4,506,049,631
Cash		430,683
Receivable for investments sold		22,611,225
Receivable for fund shares sold		5,761,181
Dividends receivable		2,811,736
Distributions receivable from Fidelity Central Funds		426,291
Other receivables		855
Total assets		4,538,091,602

Liabilities
Payable for investments purchased	$ 23,964,823
Payable for fund shares redeemed	10,505,334
Accrued management fee	203,211
Payable for daily variation on futures contracts	74,928
Other affiliated payables	65,298
Collateral on securities loaned, at value	910,713,913
Total liabilities		945,527,507

Net Assets		$ 3,592,564,095
Net Assets consist of:
Paid in capital		$ 3,710,048,309
Undistributed net investment income		978,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,321,176
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(141,783,465)
Net Assets		$ 3,592,564,095
Investor Class: Net Asset Value, offering price and redemption price per share ($2,692,345,961 ÷ 86,638,410 shares)		$ 31.08

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($900,218,134 ÷ 28,967,057 shares)		$ 31.08

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends		$ 37,571,969
Interest		55,370
Income from Fidelity Central Funds (including $4,865,011 from security lending)		5,074,682
Total income		42,702,021

Expenses
Management fee	$ 2,059,948
Transfer agent fees	662,680
Independent trustees' compensation	18,737
Interest	458
Miscellaneous	10,002
Total expenses before reductions	2,751,825
Expense reductions	(1,422)	2,750,403
Net investment income (loss)		39,951,618
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,490,802
Foreign currency transactions	(370)
Futures contracts	21,306,427
Swap agreements	2,582,205
Capital gain distributions from Fidelity Central Funds	46,337
Total net realized gain (loss)		68,425,401
Change in net unrealized appreciation (depreciation) on: Investment securities	1,245,528,384
Assets and liabilities in foreign currencies	484
Futures contracts	14,366,244
Swap agreements	(205,571)
Total change in net unrealized appreciation (depreciation)		1,259,689,541
Net gain (loss)		1,328,114,942
Net increase (decrease) in net assets resulting from operations		$ 1,368,066,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,951,618	$ 47,765,493
Net realized gain (loss)	68,425,401	(17,781,366)
Change in net unrealized appreciation (depreciation)	1,259,689,541	(1,507,354,943)
Net increase (decrease) in net assets resulting from operations	1,368,066,560	(1,477,370,816)
Distributions to shareholders from net investment income	(39,060,321)	(41,330,653)
Distributions to shareholders from net realized gain	(6,106,962)	(69,978,302)
Total distributions	(45,167,283)	(111,308,955)
Share transactions - net increase (decrease)	343,943,548	426,064,062
Redemption fees	510,919	445,491
Total increase (decrease) in net assets	1,667,353,744	(1,162,170,218)

Net Assets
Beginning of period	1,925,210,351	3,087,380,569
End of period (including undistributed net investment income of $978,075 and distributions in excess of net investment income of $7,591,926, respectively)	$ 3,592,564,095	$ 1,925,210,351

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 35.15	$ 39.63	$ 36.65	$ 31.47
Income from Investment Operations
Net investment income (loss) B	.36	.50	.56	.51	.43
Net realized and unrealized gain (loss)	12.40	(15.73)	(2.73)	3.98	5.19
Total from investment operations	12.76	(15.23)	(2.17)	4.49	5.62
Distributions from net investment income	(.35)	(.43)	(.46)	(.44)	(.34)
Distributions from net realized gain	(.06)	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(.41) H	(1.19)	(2.31)	(1.51)	(.44)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 31.08	$ 18.73	$ 35.15	$ 39.63	$ 36.65
Total Return A	68.20%	(44.26)%	(6.02)%	12.46%	17.94%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.09%	.09%	.10%
Net investment income (loss)	1.35%	1.71%	1.41%	1.36%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,692,346	$ 1,446,984	$ 2,162,049	$ 2,082,399	$ 1,499,848
Portfolio turnover rate D	26%	16%	17%	16%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 35.15	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.37	.52	.57	.52	.17
Net realized and unrealized gain (loss)	12.39	(15.74)	(2.74)	3.98	4.28
Total from investment operations	12.76	(15.22)	(2.17)	4.50	4.45
Distributions from net investment income	(.36)	(.44)	(.47)	(.45)	(.29)
Distributions from net realized gain	(.06)	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(.41) K	(1.20)	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 31.08	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Total Return B, C	68.25%	(44.25)%	(6.01)%	12.49%	13.71%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.38%	1.74%	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 900,218	$ 478,227	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	26%	16%	17%	16%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	56.36%	2.13%	0.88%
Spartan International Index Fund - Fidelity Advantage Class A	56.40%	2.15%	0.89%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 29, 2000. The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE (Europe, Australasia and Far East) Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending February 28, 2010, began with tremendous weakness, although the backdrop quickly improved, and the MSCI® EAFE® (Europe, Australasia, Far East) Index ended up producing a strong 54.74% return. In the months leading up to the period, global equity markets were in the midst of a severe credit crisis. At that time, investors were highly risk averse and opted for more-conservative securities. But following some of the worst months in decades for equities, conditions turned for the better very early in the 12-month period. In this favorable environment, nearly every equity market in the world generated strong double-digit performance. In Europe, the region's largest markets - the United Kingdom, France, Germany and Switzerland - gained between 54% and 60% in U.S. dollar terms. Sweden did even better, returning 94% in dollar terms during the period. In the Pacific region, Japan - the largest country weighting in the index - gained 34% in dollar terms, well below the index return but helped by the effects of a stronger yen. In contrast, one of the best overall performers was Australia, which returned more than 100% during the past year. That result was bolstered by currency movements, in this case a relatively strong Australian dollar.

Comments from Jeffrey Adams, who oversees the Spartan® International Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year ending February 28, 2010, the fund's Investor Class and Fidelity Advantage Class shares gained 56.36% and 56.40%, respectively, outpacing the MSCI EAFE. In addition to benefiting from favorable market conditions, foreign stock performance was boosted by a significantly weaker dollar that lifted total returns for U.S. investors. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Every sector turned in double-digit gains against a very strong backdrop for global equities. Financials, hit particularly hard in the downturn, bounced back impressively as investors' concerns eased. As a group, financials, led by banks - most notably U.K.-based HSBC Holdings, Spain's Banco Santander and Commonwealth Bank of Australia - did very well, with the sector gaining nearly 82% during the past year. Other traditionally economically sensitive sectors, such as materials and industrials, also provided very positive results, returning 86% and 61%, respectively. Even the weakest-performing group - utilities - managed to return roughly 22%. Other individual contributors of note included BHP Billiton - the world's largest mining company, based jointly in Australia and the U.K. - U.K. energy giant BP and Swiss pharmaceutical manufacturers Novartis and Roche Holdings. Given the very strong market conditions, few companies detracted in absolute terms during the past year. One that did was German automaker Volkswagen, which faced difficulties completing its merger with rival Porsche, finished last summer. Volkswagen also reported weaker-than-anticipated earnings in 2009. Elsewhere, German materials company HeidelbergCement detracted modestly, as did two Japanese banks, Resona Holdings and Sumitomo Mitsui Financial Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.9	1.9
Nestle SA (Reg.) (Switzerland, Food Products)	1.8	1.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.7
BHP Billiton Ltd. (Australia, Metals & Mining)	1.3	1.1
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.2	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.2
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.2	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.2
Banco Santander SA (Spain, Commercial Banks)	1.1	1.3
	13.7
Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	25.8
Industrials	11.8	10.9
Consumer Staples	10.6	9.5
Materials	9.8	8.9
Consumer Discretionary	8.7	9.5
Health Care	8.3	7.9
Energy	7.8	8.0
Utilities	6.0	6.2
Telecommunication Services	5.6	6.2
Information Technology	5.1	5.1
Geographic Diversification (% of fund's net assets)
As of February 28, 2010
Japan	22.6%
United Kingdom	20.7%
France	9.8%
Australia	8.4%
Switzerland	7.8%
Germany	7.4%
Spain	3.9%
Italy	3.0%
Netherlands	2.8%
Other	13.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2009
Japan	22.8%
United Kingdom	21.1%
France	10.0%
Germany	7.9%
Australia	7.7%
Switzerland	7.6%
Spain	4.6%
Italy	3.5%
Netherlands	2.6%
Other	12.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 8.3%
AGL Energy Ltd.	355,907	$ 4,581,465
Alumina Ltd.	1,900,293	2,561,935
Amcor Ltd.	952,868	5,061,724
AMP Ltd.	1,580,088	8,407,730
Aristocrat Leisure Ltd. (c)	295,358	1,119,181
Arrow Energy Ltd. (a)	410,951	1,222,191
Asciano Group unit (a)	2,200,313	3,547,873
ASX Ltd.	135,557	4,427,409
Australia & New Zealand Banking Group Ltd.	1,954,105	40,506,275
AXA Asia Pacific Holdings Ltd.	790,808	4,569,217
Bendigo & Adelaide Bank Ltd.	280,155	2,414,263
BHP Billiton Ltd.	2,604,240	95,460,595
Billabong International Ltd.	150,018	1,366,707
BlueScope Steel Ltd.	1,386,095	3,004,827
Boral Ltd.	459,682	2,211,275
Brambles Ltd.	1,089,973	6,776,201
Caltex Australia Ltd.	103,846	976,765
CFS Retail Property Trust	1,498,796	2,550,981
Coca-Cola Amatil Ltd.	435,078	4,372,915
Cochlear Ltd.	45,292	2,574,330
Commonwealth Bank of Australia	1,190,111	57,484,189
Computershare Ltd.	357,616	3,732,106
Crown Ltd.	391,215	2,803,603
CSL Ltd.	440,859	13,581,350
CSR Ltd.	1,087,959	1,578,842
DEXUS Property Group unit	3,916,409	2,894,363
Energy Resources of Australia Ltd.	47,750	785,767
Fortescue Metals Group Ltd. (a)	942,807	3,927,234
Fosters Group Ltd.	1,504,859	7,266,004
Goodman Fielder Ltd.	1,050,514	1,416,281
Goodman Group unit	4,747,560	2,551,719
Harvey Norman Holdings Ltd. (c)	395,303	1,356,251
Incitec Pivot Ltd.	1,268,727	3,682,343
Insurance Australia Group Ltd.	1,605,464	5,680,790
Intoll Group unit	1,789,455	1,803,368
John Fairfax Holdings Ltd. (c)	1,649,382	2,437,902
Leighton Holdings Ltd.	113,364	3,828,490
Lend Lease Group unit	331,172	2,868,740
Macquarie Group Ltd.	253,650	10,283,962
MAp Group unit	600,428	1,678,134
Metcash Ltd.	589,274	2,174,831
Mirvac Group unit	2,102,587	2,881,751
National Australia Bank Ltd.	1,632,196	37,196,363
Newcrest Mining Ltd.	382,115	10,727,639
Nufarm Ltd. (c)	144,871	1,262,715
OneSteel Ltd.	1,029,440	3,181,495
Orica Ltd.	275,070	6,162,657
Origin Energy Ltd.	690,582	10,399,059
OZ Minerals Ltd. (a)	2,416,126	2,250,940
Paladin Energy Ltd. (a)	507,626	1,641,580
Qantas Airways Ltd.	940,551	2,224,320

	Shares	Value
QBE Insurance Group Ltd.	795,431	$ 15,248,508
Rio Tinto Ltd.	338,845	21,399,383
Santos Ltd.	615,026	7,140,186
Sims Metal Management Ltd.	132,715	2,309,957
Sonic Healthcare Ltd.	280,342	3,402,816
SP AusNet unit	1,022,560	865,629
Stockland Corp. Ltd. unit	1,870,501	6,802,915
Suncorp-Metway Ltd.	976,913	7,473,513
Tabcorp Holdings Ltd.	467,290	2,833,911
Tattersall's Ltd.	947,276	2,036,568
Telstra Corp. Ltd.	3,390,653	9,020,920
The GPT Group unit	7,192,061	3,704,523
Toll Holdings Ltd.	521,590	3,177,234
Transurban Group unit	928,996	4,360,700
Wesfarmers Ltd.	786,820	21,941,462
Wesfarmers Ltd. (price protected shares)	115,547	3,230,454
Westfield Group unit	1,634,712	17,601,788
Westpac Banking Corp.	2,292,166	53,653,312
Woodside Petroleum Ltd.	422,228	16,403,915
Woolworths Ltd.	964,221	23,183,028
Worleyparsons Ltd.	132,573	2,919,094
TOTAL AUSTRALIA		638,168,463
Austria - 0.3%
Erste Bank AG (c)	145,657	5,487,293
Immoeast AG (a)(c)	321,410	1,527,223
OMV AG	119,086	4,410,088
Osterreichische Elektrizitatswirtschafts AG (c)	61,559	2,505,996
Raiffeisen International Bank-Holding AG (c)	45,886	2,061,635
Telekom Austria AG	233,108	3,056,336
Vienna Insurance Group	30,268	1,458,418
Voestalpine AG	92,187	3,249,521
TOTAL AUSTRIA		23,756,510
Bailiwick of Guernsey - 0.0%
Resolution Ltd. (a)	1,935,203	2,132,371
Bailiwick of Jersey - 0.4%
Experian PLC	771,945	7,146,170
Petrofac Ltd.	159,347	2,495,817
Randgold Resources Ltd.	71,652	5,150,705
Shire PLC	425,566	9,150,442
WPP PLC	980,015	8,997,954
TOTAL BAILIWICK OF JERSEY		32,941,088
Belgium - 1.0%
Anheuser-Busch InBev SA NV	562,756	28,165,229
Belgacom SA	120,424	4,508,005
Colruyt NV	12,352	3,086,806
Compagnie Nationale A Portefeuille (CNP)	27,340	1,364,982
Delhaize Group SA	80,024	6,183,160
Dexia SA (a)	411,207	2,223,757
Common Stocks - continued
	Shares	Value
Belgium - continued
Fortis (a)	1,748,947	$ 5,988,696
Groupe Bruxelles Lambert SA	62,904	5,506,896
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	34
KBC Groupe SA (a)	124,528	5,630,585
Mobistar SA	25,037	1,480,436
Solvay SA Class A	46,053	4,403,502
UCB SA	78,109	3,456,226
Umicore SA	91,030	2,727,861
TOTAL BELGIUM		74,726,175
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,352,186
Chinese Estates Holdings Ltd.	450,758	723,564
Noble Group Ltd.	1,502,400	3,388,069
NWS Holdings Ltd.	567,000	962,750
Orient Overseas International Ltd.	143,400	1,048,408
Seadrill Ltd. (c)	227,350	5,227,984
Yue Yuen Industrial (Holdings) Ltd.	556,500	1,659,707
TOTAL BERMUDA		14,362,668
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,613,000	1,654,103
Sands China Ltd.	1,690,000	2,394,940
TOTAL CAYMAN ISLANDS		4,049,043
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	437,302	2,595,886
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	408	2,966,961
Series B	1,026	7,847,693
Carlsberg AS Series B	84,735	6,543,237
Coloplast AS Series B	18,510	2,102,870
Danske Bank AS (a)	355,837	8,104,663
DSV de Sammensluttede Vognmaend AS (a)	171,184	2,663,496
H. Lundbeck AS	50,849	897,686
Novo Nordisk AS Series B	340,650	24,055,267
Novozymes AS Series B	37,147	3,812,423
Topdanmark AS (a)	10,859	1,302,198
Trygvesta AS	20,850	1,359,434
Vestas Wind Systems AS (a)(c)	157,930	7,800,867
William Demant Holding AS (a)	18,267	1,303,306
TOTAL DENMARK		70,760,101
Finland - 1.2%
Elisa Corp. (A Shares)	103,981	2,164,607
Fortum Corp.	350,461	8,927,526
Kesko Oyj	52,108	1,889,266
Kone Oyj (B Shares)	123,213	5,200,390
Metso Corp.	105,688	3,276,471

	Shares	Value
Neste Oil Oyj	103,393	$ 1,475,265
Nokia Corp.	2,911,538	39,313,638
Nokian Tyres PLC (c)	85,906	2,155,592
Orion Oyj (B Shares)	67,103	1,488,266
Outokumpu Oyj (A Shares)	97,559	1,716,119
Pohjola Bank PLC (A Shares)	116,236	1,289,781
Rautaruukki Oyj (K Shares) (c)	65,299	1,231,329
Sampo OYJ (A Shares)	329,700	7,990,181
Sanoma-WSOY Oyj	63,958	1,279,188
Stora Enso Oyj (R Shares)	437,425	2,769,327
UPM-Kymmene Corp.	404,428	4,336,201
Wartsila Corp.	65,262	3,115,229
TOTAL FINLAND		89,618,376
France - 9.6%
Accor SA	114,924	5,812,042
Aeroports de Paris	22,480	1,775,178
Air France KLM (Reg.) (a)	98,103	1,309,894
Alcatel-Lucent SA (a)	1,769,576	5,378,462
Alstom SA	156,164	9,991,949
Atos Origin SA (a)	40,150	1,870,883
AXA SA	1,316,346	26,443,543
BIC SA	20,459	1,448,456
bioMerieux SA	10,449	1,143,227
BNP Paribas SA	736,662	53,287,547
Bouygues SA	175,605	8,081,114
Bureau Veritas SA	34,668	1,757,274
Cap Gemini SA	113,364	5,222,266
Carrefour SA	491,760	22,687,066
Casino Guichard Perrachon et Compagnie	43,466	3,498,068
Christian Dior SA	48,044	4,707,041
CNP Assurances	27,986	2,509,460
Compagnie de St. Gobain (c)	299,228	14,063,411
Compagnie Generale de Geophysique SA (a)	113,203	2,718,781
Credit Agricole SA	720,997	10,719,481
Danone	427,716	25,011,303
Dassault Systemes SA	50,104	2,885,562
EDF SA (c)	185,375	9,290,405
Eiffage SA	29,137	1,356,715
Eramet SA	3,813	1,145,223
Essilor International SA	157,818	9,517,632
Eurazeo SA (c)	21,800	1,384,159
Eutelsat Communications	75,586	2,509,983
Fonciere Des Regions	19,821	1,976,206
France Telecom SA	1,441,842	33,726,206
GDF Suez	969,574	35,602,423
Gecina SA	16,697	1,730,206
Groupe Eurotunnel SA	360,000	3,655,954
Hermes International SA	41,541	5,598,684
ICADE	17,940	1,799,168
Iliad Group SA (c)	12,340	1,306,943
Imerys	24,651	1,271,677
Common Stocks - continued
	Shares	Value
France - continued
Ipsen SA	17,743	$ 900,818
JC Decaux SA (a)(c)	49,234	1,228,698
Klepierre SA	75,229	2,801,304
L'Air Liquide SA	63,632	7,598,753
L'Oreal SA	186,951	19,349,659
Lafarge SA	71,536	4,638,984
Lafarge SA (Bearer)	81,725	5,299,723
Lagardere S.C.A. (Reg.)	91,922	3,355,946
Legrand SA	81,493	2,551,358
LVMH Moet Hennessy - Louis Vuitton	189,542	20,541,690
M6 Metropole Television SA	53,151	1,314,874
Michelin CGDE Series B	112,298	7,832,746
Natixis SA (a)	688,742	3,399,243
Neopost SA	25,084	2,034,427
PagesJaunes Groupe SA (c)	94,401	1,057,648
Pernod-Ricard SA	153,513	11,564,410
Peugeot Citroen SA (a)	116,077	3,063,583
PPR SA	59,298	6,805,088
Publicis Groupe SA	92,471	3,647,302
Renault SA (a)	140,705	5,785,410
Safran SA	143,884	3,385,119
Sanofi-Aventis	818,095	59,699,876
Schneider Electric SA	184,707	19,723,465
SCOR SE	127,719	3,120,446
Societe Des Autoroutes Paris-Rhin-Rhone (a)	13,792	990,905
Societe Generale Series A	488,104	26,847,965
Sodexo SA	74,734	4,434,280
Suez Environnement SA	210,650	4,638,990
Technip SA	81,035	5,770,215
Television Francaise 1 SA	90,280	1,447,338
Thales SA	69,391	2,772,394
Total SA:
(strip VVPR) (a)	3,096	4
Series B	1,644,292	91,614,111
Unibail-Rodamco	72,746	14,361,334
Vallourec SA	44,401	8,484,433
Veolia Environnement	306,673	9,941,515
VINCI SA	344,455	18,032,107
Vivendi	951,630	23,969,419
TOTAL FRANCE		738,199,172
Germany - 7.1%
adidas AG	164,709	8,160,505
Allianz AG (Reg.)	353,812	40,971,428
BASF AG	713,128	40,040,897
Bayer AG	642,284	42,560,439
Bayerische Motoren Werke AG (BMW)	258,676	10,489,901
Beiersdorf AG	68,494	4,198,788
Celesio AG	62,351	1,816,241
Commerzbank AG (a)(c)	552,243	4,118,040
Daimler AG (Reg.)	702,168	29,357,644
Deutsche Bank AG	459,323	29,167,009

	Shares	Value
Deutsche Boerse AG	151,366	$ 10,526,812
Deutsche Lufthansa AG (Reg.)	170,080	2,537,941
Deutsche Post AG	653,629	10,630,045
Deutsche Postbank AG (a)(c)	67,306	2,078,330
Deutsche Telekom AG (Reg.)	2,197,053	28,298,042
E.ON AG	1,477,188	52,602,713
Fraport AG Frankfurt Airport Services Worldwide	25,615	1,289,322
Fresenius Medical Care AG & Co. KGaA	148,717	7,765,039
Fresenius SE	21,526	1,405,302
GEA Group AG	118,322	2,210,229
Hannover Rueckversicherungs AG (a)	47,418	2,123,688
HeidelbergCement AG	108,916	5,549,721
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	100,971	4,451,344
Hochtief AG	36,198	2,547,961
Infineon Technologies AG (a)	839,198	4,582,021
K&S AG	132,394	8,042,953
Linde AG	116,578	13,124,635
MAN SE	80,013	5,720,319
Merck KGaA	50,626	3,983,998
Metro AG	85,606	4,388,787
Munich Re Group (Reg.)	153,807	23,799,246
Puma AG	4,162	1,176,378
RWE AG	325,907	27,635,030
Salzgitter AG	29,539	2,606,486
SAP AG	667,059	29,737,491
Siemens AG (Reg.)	639,314	55,147,224
SolarWorld AG (c)	63,314	874,950
Suedzucker AG (Bearer)	53,866	1,251,156
Thyssenkrupp AG	257,884	8,163,286
TUI AG (a)(c)	127,879	1,262,278
United Internet AG (a)	96,763	1,496,599
Volkswagen AG (c)	22,650	1,959,137
Wacker Chemie AG	12,021	1,440,915
TOTAL GERMANY		541,290,270
Greece - 0.4%
Alpha Bank AE (a)	366,156	3,454,753
Coca-Cola Hellenic Bottling Co. SA	146,850	3,598,853
EFG Eurobank Ergasias SA	251,744	2,008,512
Greek Organization of Football Prognostics S.A.	176,466	3,632,708
Hellenic Petroleum SA	70,967	795,196
Hellenic Telecommunications Organization SA	187,381	2,183,821
Marfin Financial Group Holdings SA	489,669	1,146,697
Marfin Financial Group Holdings SA rights 3/4/10 (a)	489,669	6,667
National Bank of Greece SA (a)	473,972	8,840,786
Piraeus Bank SA	225,864	1,888,135
Public Power Corp. of Greece (a)	92,175	1,386,734
Titan Cement Co. SA (Reg.)	41,761	1,023,437
TOTAL GREECE		29,966,299
Common Stocks - continued
	Shares	Value
Hong Kong - 2.2%
ASM Pacific Technology Ltd.	159,529	$ 1,505,437
Bank of East Asia Ltd.	1,151,721	4,206,448
BOC Hong Kong Holdings Ltd.	2,871,566	6,473,990
Cathay Pacific Airways Ltd. (a)	875,327	1,626,113
Cheung Kong Holdings Ltd.	1,065,449	12,998,637
CLP Holdings Ltd.	1,590,157	10,990,689
Esprit Holdings Ltd.	900,856	6,423,743
Hang Lung Group Ltd.	624,000	3,139,213
Hang Lung Properties Ltd.	1,540,423	5,884,098
Hang Seng Bank Ltd.	595,601	8,708,963
Henderson Land Development Co. Ltd.	801,963	5,418,948
Hong Kong & China Gas Co. Ltd.	3,058,615	6,887,814
Hong Kong Aircraft Engineering Co. Ltd.	43,200	553,482
Hong Kong Electric Holdings Ltd.	1,084,676	6,071,626
Hong Kong Exchanges and Clearing Ltd.	785,098	13,138,573
Hopewell Holdings Ltd.	435,000	1,274,929
Hutchison Whampoa Ltd.	1,659,158	11,905,787
Hysan Development Co. Ltd.	465,581	1,238,598
Kerry Properties Ltd.	514,681	2,450,009
Li & Fung Ltd.	1,743,623	8,109,143
Lifestyle International Holdings Ltd.	439,000	725,050
Link (REIT)	1,649,565	4,148,245
Mongolia Energy Corp. Ltd. (a)	2,368,000	1,101,296
MTR Corp. Ltd.	1,066,243	3,695,078
New World Development Co. Ltd.	1,900,892	3,487,246
PCCW Ltd.	2,700,000	747,855
Shangri-La Asia Ltd.	1,015,380	1,687,460
Sino Land Co.	1,256,380	2,382,561
Sun Hung Kai Properties Ltd.	1,084,141	15,056,350
Swire Pacific Ltd. (A Shares)	579,884	6,473,287
Television Broadcasts Ltd.	230,000	1,050,411
Wharf Holdings Ltd.	1,031,585	5,315,941
Wheelock and Co. Ltd.	632,000	1,770,890
Wing Hang Bank Ltd.	150,000	1,257,053
TOTAL HONG KONG		167,904,963
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	52,922
CRH PLC	535,517	12,198,679
Elan Corp. PLC (a)	372,397	2,598,977
Kerry Group PLC Class A	100,827	3,191,666
Ryanair Holdings PLC (a)	287,226	1,368,704
TOTAL IRELAND		19,410,948
Isle of Man - 0.0%
Genting International PLC (a)(c)	3,658,859	2,329,572
Italy - 2.9%
A2A SpA	871,519	1,505,761
Assicurazioni Generali SpA	905,910	20,548,385
Atlantia SpA	199,245	4,595,349
Autogrill SpA (a)	81,208	1,008,350
Banca Carige SpA	446,861	1,136,494

	Shares	Value
Banca Monte dei Paschi di Siena SpA	1,645,288	$ 2,437,185
Banca Popolare di Milano	304,421	1,792,579
Banco Popolare Societa Cooperativa (a)	495,875	3,156,251
Enel SpA	5,148,290	27,914,923
ENI SpA	2,025,525	45,709,080
EXOR SpA	55,132	839,946
Fiat SpA	599,440	6,308,743
Finmeccanica SpA	312,112	4,034,810
Fondiaria-Sai SpA	49,221	715,714
Intesa Sanpaolo SpA	5,976,842	21,015,017
Italcementi SpA	55,731	607,781
Luxottica Group SpA (c)	88,976	2,320,865
Mediaset SpA (c)	559,933	4,238,659
Mediobanca SpA	382,419	4,035,142
Mediobanca SpA warrants 3/18/11 (a)	328,052	39,751
Mediolanum SpA	140,728	797,061
Parmalat SpA	1,332,531	3,361,789
Pirelli & C SpA (a)	2,000,550	1,000,978
Prysmian SpA	78,326	1,349,007
Saipem SpA	208,836	6,906,381
Snam Rete Gas SpA	1,125,608	5,325,491
Telecom Italia SpA	7,784,152	11,086,864
Terna SpA	1,005,434	4,130,651
UniCredit SpA	12,741,833	32,215,247
Unione di Banche Italiane SCpA	445,264	5,543,945
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	16,728
Unipol Gruppo Finanziario SpA (a)	545,077	607,427
TOTAL ITALY		226,302,354
Japan - 22.2%
77 Bank Ltd.	252,223	1,374,342
ABC-Mart, Inc.	18,000	594,765
ACOM Co. Ltd. (c)	36,770	529,041
Advantest Corp.	122,590	2,913,453
Aeon Co. Ltd.	499,900	5,143,919
Aeon Credit Service Co. Ltd.	65,500	671,039
Aeon Mall Co. Ltd.	69,700	1,271,196
Aioi Insurance Co. Ltd.	365,000	1,787,504
Air Water, Inc.	111,000	1,299,634
Aisin Seiki Co. Ltd.	147,000	3,859,319
Ajinomoto Co., Inc.	534,866	5,449,521
Alfresa Holdings Corp.	28,400	1,175,007
All Nippon Airways Co. Ltd.	664,000	2,010,875
Amada Co. Ltd.	262,000	1,964,447
Aozora Bank Ltd. (a)	584,000	749,519
Asahi Breweries Ltd.	308,303	5,914,420
Asahi Glass Co. Ltd.	783,677	7,825,742
Asahi Kasei Corp.	961,727	5,012,999
Asics Corp.	118,000	1,107,931
Astellas Pharma, Inc.	346,300	13,041,075
Bank of Kyoto Ltd.	243,000	2,106,502
Bank of Yokohama Ltd.	960,084	4,809,878
Benesse Corp.	59,500	2,672,727
Common Stocks - continued
	Shares	Value
Japan - continued
Bridgestone Corp.	475,579	$ 8,341,707
Canon Marketing Japan, Inc.	55,100	731,358
Canon, Inc.	831,844	34,524,224
Casio Computer Co. Ltd.	189,800	1,423,099
Central Japan Railway Co.	1,184	8,970,808
Chiba Bank Ltd.	580,674	3,536,669
Chiyoda Corp.	123,000	1,103,642
Chubu Electric Power Co., Inc.	513,864	13,623,977
Chugai Pharmaceutical Co. Ltd.	170,925	3,300,156
Chugokun Electric Power Co.	213,200	4,452,418
Chuo Mitsui Trust Holdings, Inc.	710,300	2,558,919
Citizen Holdings Co. Ltd.	213,166	1,360,711
Coca-Cola West Co. Ltd.	36,700	600,752
Cosmo Oil Co. Ltd.	412,000	978,688
Credit Saison Co. Ltd.	117,452	1,496,827
Dai Nippon Printing Co. Ltd.	429,242	5,678,124
Daicel Chemical Industries Ltd.	213,000	1,426,794
Daido Steel Co. Ltd.	236,000	929,918
Daihatsu Motor Co. Ltd.	160,000	1,529,299
Daiichi Sankyo Kabushiki Kaisha	514,570	10,415,951
Daikin Industries Ltd.	183,794	7,076,561
Dainippon Sumitomo Pharma Co. Ltd.	119,000	1,165,550
Daito Trust Construction Co.	64,063	3,133,732
Daiwa House Industry Co. Ltd.	414,184	4,439,101
Daiwa Securities Group, Inc.	1,292,985	6,390,323
DeNA Co. Ltd.	219	1,701,210
Denki Kagaku Kogyo KK	393,358	1,589,817
Denso Corp.	376,538	10,207,751
Dentsu, Inc. (c)	129,500	3,076,217
Dowa Holdings Co. Ltd.	204,526	1,155,891
East Japan Railway Co.	266,400	18,354,833
Eisai Co. Ltd.	193,378	7,543,538
Electric Power Development Co. Ltd.	105,880	3,546,220
Elpida Memory, Inc. (a)	136,600	2,443,652
FamilyMart Co. Ltd.	48,500	1,554,512
Fanuc Ltd.	149,872	14,645,528
Fast Retailing Co. Ltd.	37,700	6,366,451
Fuji Electric Holdings Co. Ltd. (a)	435,153	1,018,990
Fuji Heavy Industries Ltd. (a)	473,000	2,156,656
Fuji Media Holdings, Inc.	351	487,231
Fujifilm Holdings Corp.	359,305	11,387,471
Fujitsu Ltd.	1,448,075	9,406,578
Fukuoka Financial Group, Inc.	593,300	2,184,172
Furukawa Electric Co. Ltd.	498,790	2,414,632
GS Yuasa Corp. (c)	295,000	2,065,747
Gunma Bank Ltd.	290,663	1,619,794
Hakuhodo DY Holdings, Inc.	14,680	718,919
Hankyu Hanshin Holdings, Inc.	865,200	4,159,194
Hino Motors Ltd. (a)	206,000	767,644
Hirose Electric Co. Ltd.	22,698	2,414,817
Hiroshima Bank Ltd.	347,000	1,437,613
Hisamitsu Pharmaceutical Co., Inc.	51,000	1,863,158

	Shares	Value
Hitachi Chemical Co. Ltd.	84,900	$ 1,739,578
Hitachi Construction Machinery Co. Ltd.	84,300	1,726,335
Hitachi High-Technologies Corp.	55,400	1,134,507
Hitachi Ltd. (a)	3,433,271	11,256,571
Hitachi Metals Ltd.	140,000	1,349,170
Hokkaido Electric Power Co., Inc.	142,000	2,812,024
Hokuhoku Financial Group, Inc.	944,715	1,988,874
Hokuriku Electric Power Co., Inc.	149,300	3,371,751
Honda Motor Co. Ltd.	1,283,360	44,399,794
Hoya Corp.	321,916	8,067,380
Ibiden Co. Ltd.	101,800	3,430,199
Idemitsu Kosan Co., Ltd. (c)	15,700	1,152,423
Inpex Corp.	621	4,544,329
Isetan Mitsukoshi Holdings Ltd.	282,587	2,980,963
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	1,019,185	1,824,378
Isuzu Motors Ltd. (a)	900,000	2,259,499
Ito En Ltd. (c)	51,200	785,653
Itochu Corp.	1,171,986	9,447,138
ITOCHU Techno-Solutions Corp.	25,600	815,626
Iyo Bank Ltd.	168,000	1,496,065
J Front Retailing Co. Ltd.	353,800	1,967,658
JAFCO Co. Ltd.	27,200	640,000
Japan Petroleum Exploration Co. Ltd.	20,100	961,723
Japan Prime Realty Investment Corp.	505	1,113,189
Japan Real Estate Investment Corp.	387	3,341,728
Japan Retail Fund Investment Corp.	1,156	1,371,713
Japan Steel Works Ltd.	279,000	3,194,405
Japan Tobacco, Inc.	3,493	12,682,156
JFE Holdings, Inc.	384,975	14,324,148
JGC Corp.	166,117	3,123,168
Joyo Bank Ltd.	488,941	1,965,122
JS Group Corp.	195,459	3,853,067
JSR Corp.	137,316	2,689,894
JTEKT Corp.	154,200	1,621,422
Jupiter Telecommunications Co. (c)	1,857	2,178,434
Kajima Corp.	644,317	1,508,786
Kamigumi Co. Ltd.	195,663	1,526,535
Kaneka Corp.	235,559	1,405,531
Kansai Electric Power Co., Inc.	592,836	14,042,522
Kansai Paint Co. Ltd.	168,000	1,361,779
Kao Corp.	420,050	10,744,201
Kawasaki Heavy Industries Ltd.	1,206,945	3,125,217
Kawasaki Kisen Kaisha Ltd. (a)(c)	520,000	1,885,055
KDDI Corp.	2,269	12,108,146
Keihin Electric Express Railway Co. Ltd. (c)	338,061	2,770,711
Keio Corp.	450,410	3,012,030
Keisei Electric Railway Co.	200,000	1,193,358
Keyence Corp.	32,520	7,142,868
Kikkoman Corp.	134,849	1,601,640
Kinden Corp.	100,000	880,383
Kintetsu Corp. (c)	1,224,100	3,872,470
Kirin Holdings Co. Ltd.	657,256	9,071,724
Common Stocks - continued
	Shares	Value
Japan - continued
Kobe Steel Ltd. (a)	1,895,000	$ 3,456,122
Koito Manufacturing Co. Ltd.	76,000	957,433
Komatsu Ltd.	741,945	14,901,547
Konami Corp.	66,300	1,243,522
Konica Minolta Holdings, Inc.	371,500	3,843,608
Kubota Corp.	854,864	7,526,076
Kuraray Co. Ltd.	271,486	3,484,312
Kuraya Sanseido, Inc.	117,900	1,395,023
Kurita Water Industries Ltd.	89,700	2,472,115
Kyocera Corp.	127,002	11,293,075
Kyowa Hakko Kirin Co., Ltd.	202,689	2,101,622
Kyushu Electric Power Co., Inc.	300,670	6,756,401
Lawson, Inc.	50,116	2,191,958
Mabuchi Motor Co. Ltd.	22,621	1,235,146
Makita Corp.	86,500	2,770,532
Marubeni Corp.	1,292,244	7,725,095
Marui Group Co. Ltd.	176,849	1,202,553
Maruichi Steel Tube Ltd.	34,400	681,997
Matsui Securities Co. Ltd.	107,800	723,319
Mazda Motor Corp. (a)	1,168,000	3,076,972
McDonald's Holdings Co. (Japan) Ltd.	50,000	1,014,917
Meiji Holdings Co. Ltd. (a)	52,429	2,107,194
Minebea Ltd.	282,008	1,539,813
Mitsubishi Chemical Holdings Corp.	921,275	4,179,835
Mitsubishi Corp.	996,602	24,908,038
Mitsubishi Electric Corp. (a)	1,500,106	12,311,594
Mitsubishi Estate Co. Ltd.	927,723	14,569,925
Mitsubishi Gas Chemical Co., Inc.	299,867	1,620,447
Mitsubishi Heavy Industries Ltd.	2,337,256	8,683,304
Mitsubishi Logistics Corp.	97,000	1,123,704
Mitsubishi Materials Corp. (a)	832,937	2,156,775
Mitsubishi Motors Corp. of Japan (a)(c)	2,817,000	4,027,684
Mitsubishi Rayon Co. Ltd.	398,312	1,690,556
Mitsubishi Tanabe Pharma Corp.	170,000	2,509,091
Mitsubishi UFJ Financial Group, Inc.	9,791,630	49,884,978
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,330	1,601,273
Mitsui & Co. Ltd.	1,356,223	21,055,239
Mitsui Chemicals, Inc.	584,683	1,606,109
Mitsui Engineering & Shipbuilding Co. (c)	616,000	1,456,347
Mitsui Fudosan Co. Ltd.	658,677	11,123,169
Mitsui Mining & Smelting Co. Ltd. (a)	443,154	1,217,333
Mitsui O.S.K. Lines Ltd.	884,285	5,704,422
Mitsui Sumitomo Insurance Group Holdings, Inc.	322,342	8,270,391
Mitsumi Electric Co. Ltd.	59,700	1,138,551
Mizuho Financial Group, Inc.	10,592,300	20,510,843
Mizuho Securities Co. Ltd.	486,000	1,438,987
Mizuho Trust & Banking Co. Ltd. (a)	1,075,000	1,040,811
Murata Manufacturing Co. Ltd.	166,654	8,836,931
Namco Bandai Holdings, Inc.	156,550	1,452,262
NEC Corp. (a)	1,982,951	5,514,088
NGK Insulators Ltd.	198,309	4,279,858

	Shares	Value
NGK Spark Plug Co. Ltd.	126,000	$ 1,486,609
NHK Spring Co. Ltd.	130,000	1,074,247
Nidec Corp.	85,142	8,272,170
Nikon Corp.	245,438	5,401,985
Nintendo Co. Ltd.	76,896	20,948,465
Nippon Building Fund, Inc.	413	3,659,229
Nippon Electric Glass Co. Ltd.	276,000	3,585,747
Nippon Express Co. Ltd.	684,546	2,820,646
Nippon Meat Packers, Inc.	150,740	1,844,688
Nippon Mining Holdings, Inc.	685,500	3,418,818
Nippon Oil Corp.	969,129	5,193,419
Nippon Paper Group, Inc.	71,700	1,831,549
Nippon Sheet Glass Co. Ltd.	444,000	1,189,665
Nippon Steel Corp.	3,992,661	14,923,315
Nippon Telegraph & Telephone Corp.	404,200	17,630,812
Nippon Yusen KK	1,137,578	4,123,840
Nipponkoa Insurance Co. Ltd.	511,000	3,135,322
Nishi-Nippon City Bank Ltd.	486,000	1,313,144
Nissan Chemical Industries Co. Ltd.	105,000	1,412,609
Nissan Motor Co. Ltd. (a)	1,920,448	15,190,410
Nissay Dowa General Insurance Co. Ltd.	99,000	482,601
Nissha Printing Co. Ltd. (c)	22,700	803,732
Nisshin Seifun Group, Inc.	155,090	2,048,079
Nisshin Steel Co. Ltd.	503,000	928,703
Nisshinbo Holdings, Inc.	102,000	996,746
Nissin Food Holdings Co. Ltd.	56,723	1,963,673
Nitori Co. Ltd.	29,850	2,392,705
Nitto Denko Corp.	129,294	4,767,102
NOK Corp.	95,000	1,325,134
Nomura Holdings, Inc.	2,882,247	21,225,958
Nomura Real Estate Holdings, Inc.	79,500	1,188,584
Nomura Real Estate Office Fund, Inc.	194	1,137,900
Nomura Research Institute Ltd.	81,600	1,790,469
NSK Ltd.	361,576	2,548,231
NTN Corp.	368,611	1,531,297
NTT Data Corp.	1,062	3,298,686
NTT DoCoMo, Inc.	11,976	18,499,282
NTT Urban Development Co.	916	730,119
Obayashi Corp.	503,704	1,950,737
Obic Co. Ltd.	5,580	977,482
Odakyu Electric Railway Co. Ltd.	479,000	4,071,433
Oji Paper Co. Ltd.	681,352	2,914,875
Olympus Corp.	169,529	5,237,125
Omron Corp.	154,260	3,362,199
Ono Pharmaceutical Co. Ltd.	65,100	3,004,897
Oracle Corp. Japan (c)	31,700	1,468,567
Oriental Land Co. Ltd.	39,556	2,832,268
ORIX Corp.	81,678	6,271,252
Osaka Gas Co. Ltd.	1,523,525	5,522,939
Otsuka Corp.	11,000	677,399
Panasonic Corp.	1,513,773	21,021,824
Panasonic Electric Works Co., Ltd.	292,000	3,405,708
Rakuten, Inc.	5,622	4,335,570
Resona Holdings, Inc.	372,600	4,505,178
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	522,770	$ 7,256,689
Rinnai Corp.	27,000	1,425,612
ROHM Co. Ltd.	75,144	5,135,087
Rrother Industries Ltd.	171,500	1,953,932
Sankyo Co. Ltd. (Gunma)	41,800	2,018,824
Santen Pharmaceutical Co. Ltd.	58,000	1,864,227
Sanyo Electric Co. Ltd. (a)	1,438,382	2,429,016
Sapporo Breweries Ltd.	181,578	938,298
Sapporo Hokuyo Holdings, Inc.	213,000	935,210
SBI Holdings, Inc.	13,294	2,373,688
Secom Co. Ltd.	162,367	7,458,006
Sega Sammy Holdings, Inc.	160,600	1,983,430
Seiko Epson Corp.	103,000	1,744,014
Sekisui Chemical Co. Ltd.	323,293	2,140,121
Sekisui House Ltd.	405,467	3,962,233
Senshu Ikeda Holdings, Inc. (a)(c)	403,650	986,119
Seven & i Holdings Co., Ltd.	599,000	13,514,169
Seven Bank Ltd.	413	858,315
Sharp Corp.	764,675	8,867,045
Shikoku Electric Power Co., Inc.	136,300	3,912,919
Shimadzu Corp.	197,000	1,472,649
Shimamura Co. Ltd.	18,300	1,594,619
SHIMANO, Inc.	50,600	2,204,582
SHIMIZU Corp.	457,416	1,771,473
Shin-Etsu Chemical Co., Ltd.	319,262	17,180,663
Shinko Electric Industries Co.Ltd.	55,900	810,574
Shinsei Bank Ltd. (a)(c)	907,000	1,021,109
Shionogi & Co. Ltd.	228,791	4,674,986
Shiseido Co. Ltd.	269,750	5,979,598
Shizuoka Bank Ltd.	468,274	4,148,963
Showa Denko KK	1,249,336	2,531,725
Showa Shell Sekiyu KK	133,500	945,359
SMC Corp.	41,571	5,190,232
SOFTBANK CORP.	590,830	15,478,316
Sojitz Corp.	965,800	1,717,944
Sompo Japan Insurance, Inc.	689,712	4,775,377
Sony Corp.	776,385	26,443,258
Sony Financial Holdings, Inc.	679	1,978,330
Square Enix Holdings Co. Ltd.	43,800	880,191
Stanley Electric Co. Ltd.	113,625	2,087,656
Sumco Corp.	88,100	1,597,851
Sumitomo Chemical Co. Ltd.	1,201,334	5,328,743
Sumitomo Corp.	877,242	9,560,037
Sumitomo Electric Industries Ltd.	588,606	7,077,188
Sumitomo Heavy Industries Ltd. (a)	452,822	2,345,039
Sumitomo Metal Industries Ltd.	2,645,966	7,298,190
Sumitomo Metal Mining Co. Ltd.	410,065	5,826,085
Sumitomo Mitsui Financial Group, Inc.	1,003,100	32,252,785
Sumitomo Realty & Development Co. Ltd.	301,000	5,347,346
Sumitomo Rubber Industries Ltd.	137,800	1,123,188
Sumitomo Trust & Banking Co. Ltd.	1,099,344	6,213,011
Suzuken Co. Ltd.	56,560	1,872,068

	Shares	Value
Suzuki Motor Corp.	271,700	$ 5,778,118
Sysmex Corp.	27,700	1,646,564
T&D Holdings, Inc.	216,300	4,673,005
Taiheiyo Cement Corp. (a)	642,684	839,306
Taisei Corp.	762,594	1,579,705
Taisho Pharmaceutical Co. Ltd.	92,524	1,597,881
Taiyo Nippon Sanso Corp.	221,000	2,010,335
Takashimaya Co. Ltd.	229,000	1,768,579
Takeda Pharmaceutical Co. Ltd.	579,742	26,270,325
TDK Corp.	90,225	5,566,372
Teijin Ltd.	712,341	2,093,116
Terumo Corp.	132,812	7,206,911
The Chugoku Bank Ltd.	129,000	1,677,399
The Hachijuni Bank Ltd.	316,000	1,757,433
The Suruga Bank Ltd.	151,000	1,385,477
THK Co. Ltd.	93,900	1,819,329
Tobu Railway Co. Ltd. (c)	620,297	3,407,880
Toho Co. Ltd.	82,854	1,355,326
Toho Gas Co. Ltd.	349,000	1,909,530
Tohoku Electric Power Co., Inc.	337,690	7,348,773
Tokio Marine Holdings, Inc.	560,100	15,795,672
Tokuyama Corp.	224,000	1,195,339
Tokyo Electric Power Co.	947,618	26,020,156
Tokyo Electron Ltd.	133,118	8,227,614
Tokyo Gas Co., Ltd.	1,814,395	7,905,104
Tokyo Steel Manufacturing Co. Ltd.	82,400	911,896
Tokyo Tatemono Co. Ltd.	302,000	1,064,182
Tokyu Corp.	848,954	3,603,216
Tokyu Land Corp.	371,000	1,340,737
TonenGeneral Sekiyu KK	208,856	1,704,707
Toppan Printing Co. Ltd.	421,013	3,659,128
Toray Industries, Inc.	1,014,883	5,598,567
Toshiba Corp. (a)	3,143,880	15,750,370
Tosoh Corp.	373,816	896,401
Toto Ltd.	204,185	1,358,552
Toyo Seikan Kaisha Ltd.	109,200	1,785,065
Toyo Suisan Kaisha Ltd.	73,000	2,034,878
Toyoda Gosei Co. Ltd.	50,500	1,309,902
Toyota Boshoku Corp.	50,500	872,131
Toyota Industries Corp.	143,086	3,761,394
Toyota Motor Corp.	2,275,451	85,192,462
Toyota Tsusho Corp.	163,900	2,354,477
Trend Micro, Inc.	80,500	2,777,737
Tsumura & Co.	46,400	1,425,563
Ube Industries Ltd.	783,605	2,037,858
Uni-Charm Corp.	33,060	3,171,080
UNY Co. Ltd.	132,100	1,036,574
Ushio, Inc.	81,300	1,317,092
USS Co. Ltd.	17,820	1,155,567
West Japan Railway Co.	1,333	4,689,699
Yahoo Japan Corp.	10,944	4,096,685
Yakult Honsha Co. Ltd. (c)	77,566	2,359,508
Yamada Denki Co. Ltd.	67,345	4,700,693
Yamaguchi Financial Group, Inc. (c)	155,000	1,697,889
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaha Corp.	120,343	$ 1,425,284
Yamaha Motor Co. Ltd.	174,200	2,316,130
Yamato Holdings Co. Ltd.	307,132	4,093,941
Yamato Kogyo Co. Ltd.	37,000	1,169,254
Yamazaki Baking Co. Ltd.	103,000	1,347,436
Yaskawa Electric Corp.	193,000	1,525,314
Yokogawa Electric Corp.	180,900	1,488,746
TOTAL JAPAN		1,701,264,932
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	670,321	25,526,598
Millicom International Cellular SA unit	57,977	4,900,735
SES SA FDR (France) unit	220,437	5,340,724
Tenaris SA	369,269	7,667,086
TOTAL LUXEMBOURG		43,435,143
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	79
Mauritius - 0.0%
Golden Agri-Resources Ltd.	4,628,680	1,745,181
Netherlands - 2.8%
Aegon NV (a)	1,199,654	7,562,313
Akzo Nobel NV	180,699	9,187,680
ASML Holding NV (Netherlands)	333,488	10,259,440
Corio NV	43,863	2,713,653
European Aeronautic Defence and Space Co. EADS NV (c)	319,896	6,600,585
Fugro NV (Certificaten Van Aandelen) unit	52,969	3,077,245
Heineken Holding NV (A Shares)	87,370	3,563,275
Heineken NV (Bearer)	190,511	9,355,863
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,832,787	25,248,589
James Hardie Industries NV unit (a)	336,842	2,244,968
Koninklijke Ahold NV	920,357	11,277,595
Koninklijke Boskalis Westminster NV	48,572	1,563,001
Koninklijke KPN NV	1,298,628	20,686,560
Koninklijke Philips Electronics NV	759,862	22,216,212
QIAGEN NV (a)(c)	179,126	3,909,397
Randstad Holdings NV (a)	78,955	3,305,002
Reed Elsevier NV	570,023	6,531,542
Royal DSM NV	121,618	5,077,600
SBM Offshore NV	133,430	2,367,094
STMicroelectronics NV	528,896	4,584,102
TNT NV	291,736	7,550,745
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,271,474	38,257,572
Vopak NV	25,879	1,903,002
Wolters Kluwer NV (Certificaten Van Aandelen)	216,011	4,354,135
TOTAL NETHERLANDS		213,397,170

	Shares	Value
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	$ 1,005,583
Contact Energy Ltd.	216,787	926,394
Fletcher Building Ltd.	514,862	2,850,854
Sky City Entertainment Group Ltd.	431,300	963,697
Telecom Corp. of New Zealand Ltd.	1,446,223	2,352,893
TOTAL NEW ZEALAND		8,099,421
Norway - 0.7%
DnB NOR ASA (a)	704,849	7,656,865
Norsk Hydro ASA (a)	552,730	3,722,339
Orkla ASA (A Shares)	604,645	4,736,978
Renewable Energy Corp. AS (a)(c)	243,074	862,907
StatoilHydro ASA	889,131	19,934,323
Telenor ASA (a)	657,408	8,309,511
Yara International ASA	151,017	6,219,655
TOTAL NORWAY		51,442,578
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	2,060,009	2,086,698
Banco Espirito Santo SA (Reg.)	397,727	1,981,368
Brisa Auto-Estradas de Portugal SA	182,312	1,460,762
Cimpor-Cimentos de Portugal SGPS SA	177,684	1,312,882
Energias de Portugal SA	1,333,960	4,894,623
Galp Energia SGPS SA Class B	117,823	1,912,961
Jeronimo Martins SGPS SA	189,368	1,817,147
Portugal Telecom SGPS SA (Reg.)	448,267	4,717,739
TOTAL PORTUGAL		20,184,180
Singapore - 1.3%
Ascendas Real Estate Investment Trust (A-REIT)	1,045,183	1,435,017
CapitaLand Ltd.	1,891,437	5,086,172
CapitaMall Trust	1,597,200	2,011,129
CapitaMalls Asia Ltd.	1,000,000	1,621,968
City Developments Ltd.	375,000	2,742,406
ComfortDelgro Corp. Ltd.	1,299,784	1,433,211
Cosco Corp. Singapore Ltd.	802,000	696,052
DBS Group Holdings Ltd.	1,330,281	13,248,868
Fraser & Neave Ltd.	794,150	2,406,686
Jardine Cycle & Carriage Ltd.	97,267	1,680,048
Keppel Corp. Ltd.	989,000	5,916,974
Neptune Orient Lines Ltd.	946,750	1,198,844
Olam International Ltd.	941,800	1,628,067
Oversea-Chinese Banking Corp. Ltd.	2,020,933	12,205,820
SembCorp Industries Ltd.	701,130	1,880,387
SembCorp Marine Ltd.	581,800	1,535,518
Singapore Airlines Ltd.	404,425	4,281,030
Singapore Exchange Ltd.	639,000	3,504,795
Singapore Press Holdings Ltd.	1,258,021	3,320,238
Singapore Technologies Engineering Ltd.	1,076,161	2,396,232
Singapore Telecommunications Ltd.	6,203,827	13,460,676
Common Stocks - continued
	Shares	Value
Singapore - continued
StarHub Ltd.	470,000	$ 715,515
United Overseas Bank Ltd.	945,846	12,542,199
UOL Group Ltd.	414,984	1,174,956
Wilmar International Ltd.	955,000	4,415,949
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	973,181
TOTAL SINGAPORE		103,511,938
Spain - 3.9%
Abertis Infraestructuras SA	226,353	4,265,206
Acerinox SA (c)	115,061	1,965,244
Actividades de Construccion y Servicios SA (ACS)	109,168	4,851,356
Banco Bilbao Vizcaya Argentaria SA	2,776,600	36,003,845
Banco de Sabadell SA (c)	674,211	3,260,517
Banco de Valencia SA	158,349	1,017,595
Banco Popular Espanol SA (Reg.)	668,699	4,424,708
Banco Santander SA	6,390,572	83,075,983
Bankinter SA (c)	208,727	1,703,670
Cintra Concesiones de Infrastructuras de Transporte SA	359,698	3,168,546
Criteria CaixaCorp, SA	692,472	3,167,810
EDP Renovaveis SA (a)	153,742	1,238,964
Enagas SA	137,306	2,863,953
Fomento Construcciones y Contratas SA (FOCSA) (c)	29,273	982,032
Gamesa Corporacion Tecnologica SA	139,079	1,730,714
Gas Natural SDG SA Series E	179,087	3,284,349
Gestevision Telecinco SA	85,744	1,133,667
Grifols SA	103,576	1,565,308
Grupo Acciona SA	19,624	2,180,997
Iberdrola Renovables SA	640,766	2,685,256
Iberdrola SA	2,874,561	23,145,709
Iberia Lineas Aereas de Espana SA (a)	378,668	1,142,989
Inditex SA	171,026	10,084,816
Indra Sistemas SA	78,493	1,606,229
Mapfre SA (Reg.)	565,214	2,035,430
Red Electrica Corporacion SA (a)	84,232	4,238,642
Repsol YPF SA	571,872	12,942,237
Telefonica SA	3,298,781	77,349,392
Vallehermoso SA (a)(c)	64,207	521,972
Zardoya Otis SA	102,078	1,855,372
TOTAL SPAIN		299,492,508
Sweden - 2.6%
Alfa Laval AB	258,186	3,659,081
ASSA ABLOY AB (B Shares)	243,877	4,574,200
Atlas Copco AB:
(A Shares)	532,502	7,531,832
(B Shares)	298,958	3,855,549
Electrolux AB (B Shares)	187,973	3,989,418
Getinge AB (B Shares)	155,373	3,580,680

	Shares	Value
H&M Hennes & Mauritz AB (B Shares)	398,023	$ 24,131,398
Holmen AB (B Shares)	40,816	1,012,726
Husqvarna AB (B Shares) (c)	325,090	2,091,725
Investment AB Kinnevik	167,000	2,727,611
Investor AB (B Shares)	351,685	6,236,380
Lundin Petroleum AB (a)	177,150	1,344,707
Nordea Bank AB	2,515,778	24,545,380
Ratos AB (B Shares)	78,000	2,362,043
Sandvik AB	781,782	8,411,090
Scania AB (B Shares)	239,113	3,375,366
Securitas AB (B Shares)	245,181	2,644,744
Skandinaviska Enskilda Banken AB (A Shares)	1,183,853	7,154,248
Skanska AB (B Shares)	308,972	5,106,474
SKF AB (B Shares)	300,097	4,736,835
SSAB Svenskt Stal AB:
(A Shares)	140,584	2,355,006
(B Shares)	63,098	960,580
Svenska Cellulosa AB (SCA) (B Shares)	445,569	6,583,302
Svenska Handelsbanken AB (A Shares)	383,558	10,457,764
Swedbank AB (A Shares)	466,575	4,450,797
Swedish Match Co.	194,122	4,419,254
TELE2 AB (B Shares)	234,821	3,489,241
Telefonaktiebolaget LM Ericsson (B Shares)	2,336,274	23,346,849
TeliaSonera AB	1,748,778	12,097,901
Volvo AB:
(A Shares)	317,160	2,658,691
(B Shares) (c)	867,245	7,336,810
TOTAL SWEDEN		201,227,682
Switzerland - 7.8%
ABB Ltd. (Reg.)	1,727,399	34,937,063
Actelion Ltd. (Reg.) (a)	83,262	4,242,921
Adecco SA (Reg.)	99,474	4,944,073
ARYZTA AG	63,530	2,380,010
Baloise Holdings AG (Reg.)	41,771	3,592,368
BKW FMB Energie AG	11,929	871,026
Compagnie Financiere Richemont SA Series A	410,775	13,847,981
Credit Suisse Group (Reg.)	874,040	38,907,572
Geberit AG (Reg.)	30,958	5,298,935
Givaudan SA	6,166	5,064,683
Holcim Ltd. (Reg.)	192,876	12,754,877
Julius Baer Group Ltd.	162,285	5,047,994
Julius Baer Holding Ltd.	165,615	1,806,597
Kuehne & Nagel International AG	44,092	3,999,223
Lindt & Spruengli AG	85	1,977,453
Lindt & Spruengli AG (participation certificate)	770	1,568,811
Logitech International SA (Reg.) (a)	147,897	2,283,479
Lonza Group AG	35,272	2,777,375
Nestle SA (Reg.)	2,701,077	134,375,061
Nobel Biocare Holding AG (Switzerland)	102,281	2,600,816
Common Stocks - continued
	Shares	Value
Switzerland - continued
Novartis AG (Reg.)	1,645,801	$ 91,179,793
Pargesa Holding SA	22,151	1,734,928
Roche Holding AG (participation certificate)	547,300	91,386,467
Schindler Holding AG:
(participation certificate)	40,295	3,217,899
(Reg.)	16,800	1,333,023
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,451	5,957,314
Sonova Holding AG Class B	36,761	4,584,860
Straumann Holding AG	7,105	1,732,604
Swiss Life Holding AG	23,419	2,951,352
Swiss Reinsurance Co. (Reg.)	269,248	12,099,119
Swisscom AG (Reg.)	18,848	6,475,053
Syngenta AG (Switzerland)	74,014	19,175,778
The Swatch Group AG:
(Bearer)	24,401	6,783,860
(Reg.)	33,374	1,770,586
UBS AG (For. Reg.) (a)	2,775,946	38,416,985
Zurich Financial Services AG (Reg.)	115,162	27,761,502
TOTAL SWITZERLAND		599,839,441
United Kingdom - 20.2%
3i Group PLC	745,997	2,993,341
Admiral Group PLC	138,217	2,613,855
AMEC PLC	247,103	2,969,631
Anglo American PLC (United Kingdom) (a)	1,022,791	37,280,619
Antofagasta PLC	295,634	3,983,449
Associated British Foods PLC	270,876	3,924,573
AstraZeneca PLC (United Kingdom)	1,126,768	49,778,990
Autonomy Corp. PLC (a)	163,742	3,820,761
Aviva PLC	2,124,221	12,644,352
BAE Systems PLC	2,755,146	15,727,611
Balfour Beatty PLC	540,165	2,272,880
Barclays PLC	8,880,868	42,448,914
BG Group PLC	2,620,630	45,762,476
BHP Billiton PLC	1,716,893	52,551,961
BP PLC	14,563,741	128,344,113
British Airways PLC (a)(c)	426,680	1,374,341
British American Tobacco PLC (United Kingdom)	1,547,328	52,620,595
British Land Co. PLC	683,782	4,588,478
British Sky Broadcasting Group PLC	890,105	7,384,795
BT Group PLC	5,942,072	10,422,970
Bunzl PLC	245,002	2,542,706
Burberry Group PLC	340,263	3,245,939
Cable & Wireless PLC	1,909,153	3,971,490
Cairn Energy PLC (a)	1,059,950	5,405,675
Capita Group PLC	475,019	5,187,073
Carnival PLC	127,701	4,855,304
Carphone Warehouse Group PLC	307,863	870,494
Centrica PLC	3,980,644	16,980,252

	Shares	Value
Cobham PLC	852,158	$ 3,139,897
Compass Group PLC	1,426,987	10,611,628
Diageo PLC	1,931,867	31,487,168
Drax Group PLC	276,254	1,684,839
Eurasian Natural Resources Corp. PLC	201,626	3,158,023
FirstGroup PLC	365,332	1,981,289
Fresnillo PLC	143,583	1,643,433
G4S PLC (United Kingdom)	916,246	3,782,672
GlaxoSmithKline PLC	4,030,564	74,531,623
Hammerson PLC	538,053	3,142,839
Home Retail Group PLC	669,555	2,603,903
HSBC Holdings PLC (United Kingdom) (Reg.)	13,510,657	148,244,696
Icap PLC	407,635	2,025,447
Imperial Tobacco Group PLC	782,371	24,412,749
Inmarsat PLC	321,960	3,599,185
InterContinental Hotel Group PLC	196,899	2,762,674
International Power PLC	1,151,352	5,694,471
Invensys PLC	620,572	2,979,375
Investec PLC	342,849	2,326,289
J Sainsbury PLC	926,573	4,668,937
Johnson Matthey PLC	160,017	3,875,386
Kazakhmys PLC (a)	159,958	3,271,396
Kingfisher PLC	1,798,489	5,897,182
Land Securities Group PLC	593,327	5,723,385
Legal & General Group PLC	4,454,001	5,240,643
Liberty International PLC	415,862	2,998,011
Lloyds TSB Group PLC	29,659,048	23,747,332
London Stock Exchange Group PLC	118,982	1,206,705
Lonmin PLC (a)	121,376	3,344,947
Man Group PLC	1,338,426	4,586,652
Marks & Spencer Group PLC	1,210,947	6,096,337
National Grid PLC	1,910,338	18,995,736
Next PLC	148,635	4,250,311
Old Mutual PLC (a)	4,046,644	6,998,523
Pearson PLC	614,422	8,545,942
Prudential PLC	1,949,986	17,917,890
Reckitt Benckiser Group PLC	468,417	24,631,918
Reed Elsevier PLC	950,004	7,128,347
Rexam PLC	643,112	2,737,441
Rio Tinto PLC (Reg.)	1,065,542	55,036,022
Rolls-Royce Group PLC	1,428,949	12,160,439
Royal & Sun Alliance Insurance Group PLC	2,638,680	5,215,429
Royal Bank of Scotland Group PLC (a)	13,074,980	7,511,644
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,752,941	75,153,335
Class B	2,096,946	54,940,680
SABMiller PLC	731,285	19,182,863
Sage Group PLC	973,210	3,514,686
Schroders PLC	98,223	1,791,607
Scottish & Southern Energy PLC	719,011	12,292,479
Segro PLC	573,096	2,785,530
Serco Group PLC	395,058	3,334,854
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Severn Trent PLC	187,855	$ 3,337,698
Smith & Nephew PLC	681,034	7,000,088
Smiths Group PLC	289,387	4,585,565
Standard Chartered PLC (United Kingdom)	1,570,944	37,423,125
Standard Life PLC	1,724,723	5,139,753
Tesco PLC	6,141,113	39,308,311
Thomas Cook Group PLC	658,888	2,369,484
Tomkins PLC	648,903	1,906,050
TUI Travel PLC	452,347	1,891,636
Tullow Oil PLC	678,623	12,305,769
Unilever PLC	992,897	29,202,758
United Utilities Group PLC	534,005	4,426,324
Vedanta Resources PLC	102,254	3,973,544
Vodafone Group PLC	40,842,386	88,271,616
Whitbread PLC	129,903	2,813,234
Wm Morrison Supermarkets PLC	1,605,060	7,306,913
Wolseley PLC (a)	222,846	5,267,868
Xstrata PLC	1,470,133	23,093,628
TOTAL UNITED KINGDOM		1,550,785,791
United States of America - 0.1%
Synthes, Inc.	47,177	5,624,882
TOTAL COMMON STOCKS (Cost $8,477,635,262)		7,478,565,185
Nonconvertible Preferred Stocks - 0.6%

France - 0.2%
L'Air Liquide SA	130,766	15,615,705
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	38,041	1,162,749
Fresenius SE (non-vtg.)	63,371	4,456,342
Henkel AG & Co. KGaA	140,231	7,223,629
Porsche Automobil Holding SE	69,454	3,489,324
RWE AG (non-vtg.)	30,853	2,438,889
Volkswagen AG	80,817	6,579,934
TOTAL GERMANY		25,350,867
Italy - 0.1%
Intesa Sanpaolo SpA	735,357	1,983,355
Telecom Italia SpA (Risparmio Shares)	4,767,811	5,063,272
TOTAL ITALY		7,046,627
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,247,994)		48,013,199
Government Obligations - 0.3%
	Principal Amount	Value
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.47% 5/20/10 to 9/23/10 (d) (Cost $21,480,330)	$ 21,500,000	$ 21,487,275
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	216,422,403	216,422,403
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	110,071,641	110,071,641
TOTAL MONEY MARKET FUNDS (Cost $326,494,044)		326,494,044
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $8,877,857,630)	7,874,559,703
NET OTHER ASSETS - (2.7)%	(208,034,168)
NET ASSETS - 100%	$ 7,666,525,535
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 CAC 40 10 Euro Index Contracts (France)	March 2010	$ 3,130,878	$ (15,724)
65 CME E-mini MSCI EAFE Index Contracts	March 2010	4,870,775	78,560
40 CME Nikkei 225 Index Contracts (Japan)	March 2010	2,287,644	1,442
17 EUREX DAX Index Contracts (Germany)	March 2010	3,237,188	(77,536)
850 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	March 2010	31,524,171	(1,255,533)
453 FTSE 100 Index Contracts (United Kingdom)	March 2010	36,868,293	628,547
8 FTSE MIB Index Contracts (Italy)	March 2010	1,147,581	(93,130)
41 Hang Seng Index Contracts (Hong Kong)	March 2010	5,423,830	110,763
3 IBEX 35 Index Contracts (Spain)	March 2010	422,256	604
71 MSCI Index Contracts (Singapore)	March 2010	3,340,642	(4,647)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
337 OMX Index Contracts (Sweden)	March 2010	$ 4,487,885	$ 33,677
106 SFE SPI 200 Index Contracts (Australia)	March 2010	10,926,924	143,520
297 TOPIX Index Contracts (Japan)	March 2010	29,791,951	(322,308)
TOTAL EQUITY INDEX CONTRACTS		$ 137,460,018	$ (771,765)

The face value of futures purchased as a percentage of net assets - 1.8%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
12,350,000 AUD	March 2010	$ 11,049,601	200,452
28,800,000 EUR	March 2010	39,210,601	(2,073,078)
24,100,000 GBP	March 2010	36,751,717	(2,060,665)
2,850,000,000 JPY	March 2010	32,087,010	1,283,312
33,000,000 SEK	March 2010	4,626,048	89,733
		$ 123,724,977	$ (2,560,246)
(Payable Amount $126,285,223)

The face value of futures purchased as a percentage of net assets - 1.6%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,516,152.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 466,756
Fidelity Securities Lending Cash Central Fund	2,030,150
Total	$ 2,496,906
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,701,264,932	$ 1,312,366,348	$ 388,898,584	$ -
United Kingdom	1,550,785,791	773,600,254	777,185,537	-
France	753,814,877	536,952,679	216,862,198	-
Australia	638,168,463	539,839,128	95,460,595	2,868,740
Switzerland	599,839,441	409,875,834	189,963,607	-
Germany	566,641,137	349,380,278	217,260,859	-
Spain	299,492,508	90,121,051	209,371,457	-
Italy	233,348,981	174,232,172	59,116,809	-
Netherlands	213,397,170	151,088,827	62,308,343	-
Malta	79	-	-	79
Other	969,825,005	875,276,442	94,548,563	-
Government Obligations	21,487,275	-	21,487,275	-
Money Market Funds	326,494,044	326,494,044	-	-
Total Investments in Securities:	$ 7,874,559,703	$ 5,539,227,057	$ 2,332,463,827	$ 2,868,819
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,573,497	$ -	$ 1,573,497	$ -
Futures Contracts	997,113	997,113	-	-
Total Assets	$ 2,570,610	$ 997,113	$ 1,573,497	$ -
Liabilities
Forward Foreign Currency Contracts	$ (4,133,743)	$ -	$ (4,133,743)	$ -
Futures Contracts	(1,768,878)	(1,768,878)	-	-
Total Liabilities	$ (5,902,621)	$ (1,768,878)	$ (4,133,743)	$ -
Total Derivative Instruments:	$ (3,332,011)	$ (771,765)	$ (2,560,246)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 486,205
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,328,551
Cost of Purchases	676,147
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	377,916
Ending Balance	$ 2,868,819
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 68

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 997,113	$ (1,768,878)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,573,497	(4,133,743)
Total Value of Derivatives	$ 2,570,610	$ (5,902,621)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Foreign Currency Contracts line-items.
Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $268,542,291 of which $119,933,607 and $148,608,684 will expire on February 28, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010
Assets
Investment in securities, at value (including securities loaned of $106,182,015) - See accompanying schedule: Unaffiliated issuers (cost $8,551,363,586)	$ 7,548,065,659
Fidelity Central Funds (cost $326,494,044)	326,494,044
Total Investments (cost $8,877,857,630)		$ 7,874,559,703
Foreign currency held at value (cost $2,756,459)		2,758,073
Receivable for investments sold		1,477,332
Unrealized appreciation on foreign currency contracts		1,573,497
Receivable for fund shares sold		60,892,117
Dividends receivable		16,957,109
Distributions receivable from Fidelity Central Funds		86,225
Receivable for daily variation on futures contracts		2,277,434
Receivable from investment adviser for expense reductions		638,792
Other affiliated receivables		13,046
Other receivables		77,817
Total assets		7,961,311,145

Liabilities
Payable for investments purchased	$ 168,121,868
Unrealized depreciation on foreign currency contracts	4,133,743
Payable for closed foreign currency contracts	6,053,579
Payable for fund shares redeemed	5,200,933
Accrued management fee	1,068,709
Other affiliated payables	135,137
Collateral on securities loaned, at value	110,071,641
Total liabilities		294,785,610

Net Assets		$ 7,666,525,535
Net Assets consist of:
Paid in capital		$ 8,972,903,911
Undistributed net investment income		8,732,179
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(308,324,093)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,006,786,462)
Net Assets		$ 7,666,525,535

Investor Class: Net Asset Value, offering price and redemption price per share ($5,488,130,728 ÷ 172,905,974 shares)		$ 31.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,178,394,807 ÷ 68,627,922 shares)		$ 31.74

Statement of Operations

	Year ended February 28, 2010
Investment Income
Dividends		$ 188,416,134
Interest		97,883
Income from Fidelity Central Funds (including $2,030,150 from security lending)		2,496,906
		191,010,923
Less foreign taxes withheld		(15,017,442)
Total income		175,993,481

Expenses
Management fee	$ 10,671,965
Transfer agent fees	1,330,308
Independent trustees' compensation	39,418
Miscellaneous	21,046
Total expenses before reductions	12,062,737
Expense reductions	(6,348,351)	5,714,386
Net investment income (loss)		170,279,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,837,319)
Foreign currency transactions	(4,561,052)
Futures contracts	39,594,064
Capital gain distributions from Fidelity Central Funds	9,491
Total net realized gain (loss)		(16,794,816)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,048,111,904
Assets and liabilities in foreign currencies	8,740,343
Futures contracts	17,127,933
Total change in net unrealized appreciation (depreciation)		2,073,980,180
Net gain (loss)		2,057,185,364
Net increase (decrease) in net assets resulting from operations		$ 2,227,464,459

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,279,095	$ 213,822,218
Net realized gain (loss)	(16,794,816)	(263,712,978)
Change in net unrealized appreciation (depreciation)	2,073,980,180	(3,540,841,282)
Net increase (decrease) in net assets resulting from operations	2,227,464,459	(3,590,732,042)
Distributions to shareholders from net investment income	(164,471,456)	(160,252,613)
Distributions to shareholders from net realized gain	(26,981,713)	-
Total distributions	(191,453,169)	(160,252,613)
Share transactions - net increase (decrease)	1,776,273,606	1,108,861,056
Redemption fees	598,195	918,100
Total increase (decrease) in net assets	3,812,883,091	(2,641,205,499)

Net Assets
Beginning of period	3,853,642,444	6,494,847,943
End of period (including undistributed net investment income of $8,732,179 and undistributed net investment income of $23,365,770, respectively)	$ 7,666,525,535	$ 3,853,642,444

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 43.23	$ 44.73	$ 37.60	$ 32.69
Income from Investment Operations
Net investment income (loss) B	.82	1.30	1.39	1.03	.85
Net realized and unrealized gain (loss)	10.93	(22.75)	(1.35)	7.00	4.72
Total from investment operations	11.75	(21.45)	.04	8.03	5.57
Distributions from net investment income	(.74)	(.94)	(1.19)	(.83)	(.60)
Distributions from net realized gain	(.12)	-	(.36)	(.08)	(.07)
Total distributions	(.86)	(.94)	(1.55)	(.91)	(.67)
Redemption fees added to paid in capital B	- G	.01	.01	.01	.01
Net asset value, end of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.60
Total Return A	56.36%	(50.03)%	(.15)%	21.48%	17.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.72%	3.75%	2.95%	2.48%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,488,131	$ 2,697,776	$ 4,515,417	$ 3,398,352	$ 1,440,236
Portfolio turnover rate D	2%	4%	4%	2%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 43.23	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	.83	1.31	1.41	1.04	.18
Net realized and unrealized gain (loss)	10.93	(22.75)	(1.36)	6.99	4.03
Total from investment operations	11.76	(21.44)	.05	8.03	4.21
Distributions from net investment income	(.75)	(.95)	(1.20)	(.84)	(.52)
Distributions from net realized gain	(.12)	-	(.36)	(.08)	- J
Total distributions	(.87)	(.95)	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	- J	.01	.01	.01	-
Net asset value, end of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Total Return B, C	56.40%	(50.02)%	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	2.75%	3.78%	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,178,395	$ 1,155,867	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	2%	4%	4%	2%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Spartan Extended Market Index	$ 4,662,273,628	$ 661,796,215	$ (818,020,212)	$ (156,223,997)
Spartan International Index	8,911,213,870	823,247,106	(1,859,901,273)	(1,036,654,167)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation/ (depreciation)
Spartan Extended Market Index	$ 33,217,405	$ 7,592,911	$ -	$ (152,577,266)
Spartan International Index	6,171,939	-	(268,542,291)	(1,040,142,702)

The tax character of distributions paid was as follows:

February 28, 2010
Ordinary Income
Spartan Extended Market Index	$ 45,167,283
Spartan International Index	191,453,169
February 28, 2009
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 41,330,653	$ 69,978,302	$ 111,308,955
Spartan International Index	160,252,613	-	160,252,613

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the amount invested in Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts and forward foreign currency contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk is the risk that the value of securities denominated in other currencies will fluctuate due to changes in exchange rates.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. Certain Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in each applicable Funds' Statement of Assets and Liabilities and may include equity risk, foreign exchange risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Forward Foreign Currency Contracts. The Funds generally use forward foreign currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates. Forward foreign currency contracts are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. These contracts are generally used to protect a fund against a decline in the value of existing investments denominated in foreign currency or to shift its investment exposure from one currency to another. Risks of loss may exceed the unrealized gain or loss amounts reflected in each applicable Funds' Statement of Assets and Liabilities. Risks of loss may include foreign exchange risk and the failure by the counterparty to perform under the terms of the agreement. The U.S. dollar value of any currencies each applicable Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell. This amount represents each applicable Funds' aggregate exposure to each currency at period end.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are reflected as unrealized gain (loss) on the Statement of Assets and Liabilities. Realized gain (loss) is recognized on settlement date. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset. Any unrealized gains (losses) on offsetting contracts that settle after period end are reflected as a Receivable or Payable for closed foreign currency contracts. The net realized and change in unrealized gain (loss) on forward foreign currency contracts during the period is included on the Statement of Operations. The total value of all open forward foreign currency contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statements of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Funds entered into total return swap agreements to manage their overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. Risks of loss may include equity risk. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty.

At the end of the period, the Funds had no open swap agreements.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each applicable Funds' Schedule of Investments. The table below reflects each applicable Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 21,306,427	$ 14,366,244
Swap Agreements	2,582,205	(205,571)
Total Equity Risk	23,888,632	14,160,673

Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 23,888,632	$ 14,160,673
Spartan International Index
Equity Risk
Futures Contracts	$ 39,594,064	$ 17,127,933
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,561,052)	8,346,096
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 35,033,012	$ 25,474,029

(a) Derivatives realized gain (loss) is included in the Statement of Operations.

(b) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,125,319,111	736,152,330
Spartan International Index	1,933,578,127	92,875,206

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07% and .17% of average net assets for Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 14,591,667.38%		$ 458

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Extended Market Index	$ 10,002
Spartan International Index	21,046

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Spartan International Index	Expense Limitations	Reimbursement from adviser
Investor Class	.10%	$ 4,487,396
Fidelity Advantage Class	.07%	1,860,297

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction
Spartan Extended Market Index	$ 379	$ 1,043
Spartan International Index	548	110

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2010	2009
Spartan Extended Market Index
From net investment income
Investor Class	$ 29,262,897	$ 30,252,009
Fidelity Advantage Class	9,797,424	11,078,644
Total	$ 39,060,321	$ 41,330,653
From net realized gain
Investor Class	$ 4,601,986	$ 50,414,930
Fidelity Advantage Class	1,504,976	19,563,372
Total	$ 6,106,962	$ 69,978,302

Annual Report

10. Distributions to Shareholders - continued

Years ended February 28,	2010	2009
Spartan International Index
From net investment income
Investor Class	$ 117,657,978	$ 110,067,772
Fidelity Advantage Class	46,813,478	50,184,841
Total	$ 164,471,456	$ 160,252,613
From net realized gain
Investor Class	$ 19,398,348	$ -
Fidelity Advantage Class	7,583,365	-
Total	$ 26,981,713	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2010	2009	2010	2009
Spartan Extended Market Index
Investor Class
Shares sold	33,452,793	30,888,996	$ 881,626,046	$ 878,781,997
Reinvestment of distributions	1,114,152	3,058,239	33,073,153	78,651,083
Shares redeemed	(25,183,320)	(18,196,441)	(665,774,243)	(516,874,345)
Net increase (decrease)	9,383,625	15,750,794	$ 248,924,956	$ 440,558,735
Fidelity Advantage Class
Shares sold	10,044,631	8,340,823	$ 270,507,842	$ 239,234,605
Reinvestment of distributions	337,164	1,005,751	9,999,936	26,438,396
Shares redeemed	(6,945,917)	(10,136,898)	(185,489,186)	(280,167,674)
Net increase (decrease)	3,435,878	(790,324)	$ 95,018,592	$ (14,494,673)
Spartan International Index
Investor Class
Shares sold	76,265,531	62,085,236	$ 2,328,196,896	$ 2,022,604,934
Reinvestment of distributions	4,037,994	3,990,092	128,970,411	104,200,565
Shares redeemed	(36,811,365)	(41,113,411)	(1,089,998,815)	(1,318,847,742)
Net increase (decrease)	43,492,160	24,961,917	$ 1,367,168,492	$ 807,957,757
Fidelity Advantage Class
Shares sold	25,931,722	27,453,913	$ 784,875,980	$ 864,498,493
Reinvestment of distributions	1,406,942	1,591,579	44,852,816	41,612,735
Shares redeemed	(14,155,462)	(19,387,040)	(420,623,682)	(605,207,929)
Net increase (decrease)	13,183,202	9,658,452	$ 409,105,114	$ 300,903,299

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1987

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	04/19/10	04/16/10	$0.1	$0.02
Fidelity Advantage Class	04/19/10	04/16/10	$.10332	$0.02
Spartan Extended Market Index Fund
Investor Class	04/19/10	04/16/10	$.01	$0.335
Fidelity Advantage Class	04/19/10	04/16/10	$.01307	$0.335
Spartan International Index Fund
Investor Class	04/19/10	04/16/10	$.03	$-
Fidelity Advantage Class	04/19/10	04/16/10	$.03332	$-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$7,592,911

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2009	December 18, 2009	December 30, 2009
Spartan Total Market Index Fund
Investor Class	100%	89%	-
Fidelity Advantage Class	99%	88%	-
Spartan Extended Market Index Fund
Investor Class	52%	49%	50%
Fidelity Advantage Class	43%	49%	48%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2009	December 18, 2009	December 30, 2009
Spartan Total Market Index Fund
Investor Class	100%	90%	-
Fidelity Advantage Class	99%	89%	-
Spartan Extended Market Index Fund
Investor Class	56%	54%	54%
Fidelity Advantage Class	46%	53%	52%
Spartan International Index Fund
Investor Class	100%	80%	-
Fidelity Advantage Class	97%	79%	-

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/20/09	$.054	$.0078
Investor Class	12/21/09	$.332	$.0558
Fidelity Advantage Class	04/20/09	$.056	$.0078
Fidelity Advantage Class	12/21/09	$.334	$.0558

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SIF-UANNPRO-0410
1.790918.106

Spartan® Total Market Index

Fund
Class F

Annual Report
(2_fidelity_logos) (Registered_Trademark)

February 28, 2010

Contents

Chairman's Message	3	The Chairman's message to shareholders
Performance	4	How the fund has done over time.
Management's Discussion	5	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	6	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	43	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	46	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	52
Trustees and Officers	53
Distributions	58

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	56.14%	1.04%	-0.14%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 29, 2000. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Jeffrey Adams, who oversees the Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the 12 months ending February 28, 2010, the fund's Class F shares performed in line with the benchmark Dow Jones U.S. Total Stock Market Index. (For specific portfolio results, please refer to the performance section of this annual report.) Every sector turned in double-digit gains against a very strong backdrop for equities. Financials, hit particularly hard in the downturn, bounced back impressively as concerns eased about the health of the markets. As a group, financials gained more than 80% during the past year, as did consumer discretionary stocks - the strongest-performing sector overall. Other traditionally economically sensitive sectors, such as industrials, materials and information technology, turned in strong performance, returning between 67% and 75%. Even the weakest-performing group - telecommunication services - managed to gain roughly 17%. Utilities rose about 23% but still lagged the index by more than 30 percentage points during the past year. Many of the fund's top individual contributors were technology stocks, led by software giant Microsoft, which outperformed on stronger-than-expected earnings. Apple, a maker of personal computers and other consumer electronics, also did very well. The stock more than doubled during the year as sales and earnings continued to surpass Wall Street analysts' expectations. Other tech companies adding to results included network products manufacturer Cisco Systems and computer and technology products maker Hewlett-Packard. Elsewhere, diversified financials stocks Bank of America and JPMorgan Chase, as well as bank Wells Fargo, outperformed, as did industrial conglomerate General Electric. On the negative side, the biggest detractor was energy producer Exxon Mobil. Its shares didn't decline dramatically, but as the largest position in the index by a wide margin, its impact on overall performance was magnified. Agricultural products company Monsanto underperformed because of weak revenue stemming from fierce competition. Private education provider and University of Phoenix parent Apollo Group struggled with several investor concerns, including a higher-than-expected bad debt expense. Other laggards included wireless telecom services provider MetroPCS Communications and video-game retailer GameStop.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010) for Investor Class and Fidelity Advantage Class and for the entire period (September 24, 2009 to February 28, 2010) for Class F. The hypothetical expense example is based on an investment of $1,000 invested for the one-half year period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value February 28, 2010	Expenses Paid During Period
Investor Class	.10%
Actual		$ 1,000.00	$ 1,100.50	$ .52 B
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50 C
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,100.80	$ .36 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35 C
Class F	.07%
Actual		$ 1,000.00	$ 1,064.20	$ .31 B
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Investor Class and Fidelity Advantage Class and multiplied by 158/365 (to reflect the period September 24, 2009 to February 28, 2010) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.5	3.1
Microsoft Corp.	1.9	1.8
Procter & Gamble Co.	1.5	1.4
Apple, Inc.	1.5	1.3
Johnson & Johnson	1.4	1.5
General Electric Co.	1.4	1.3
International Business Machines Corp.	1.4	1.4
Bank of America Corp.	1.4	1.2
JPMorgan Chase & Co.	1.3	1.5
Berkshire Hathaway, Inc. Class B	1.3	0.0
	15.6
Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	17.9
Financials	16.7	16.3
Health Care	12.5	13.0
Consumer Discretionary	10.6	9.8
Industrials	10.4	10.2
Energy	10.3	11.1
Consumer Staples	9.9	9.8
Materials	3.8	3.7
Utilities	3.5	3.9
Telecommunication Services	2.6	2.9

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(c)	57,438	$ 563,467
Amerigon, Inc. (a)(c)	19,084	186,642
ArvinMeritor, Inc. (a)(c)	68,436	797,964
BorgWarner, Inc. (c)	81,589	3,056,324
Cooper Tire & Rubber Co. (c)	46,836	821,503
Dana Holding Corp. (a)	100,789	1,145,971
Drew Industries, Inc. (a)(c)	13,018	301,627
Exide Technologies (a)(c)	67,099	385,819
Federal-Mogul Corp. Class A (a)	39,375	761,119
Fuel Systems Solutions, Inc. (a)(c)	16,436	458,400
Gentex Corp.	102,002	1,979,859
Johnson Controls, Inc.	490,774	15,263,071
Lear Corp. (a)	25,096	1,738,400
Modine Manufacturing Co. (a)(c)	18,795	176,673
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	18,321	14,657
Spartan Motors, Inc. (c)	9,796	54,956
Standard Motor Products, Inc.	5,058	41,020
Stoneridge, Inc. (a)	3,821	31,867
Strattec Security Corp. (a)	781	14,409
Superior Industries International, Inc. (c)	31,677	457,733
Tenneco, Inc. (a)	40,482	816,117
The Goodyear Tire & Rubber Co. (a)	175,000	2,273,250
TRW Automotive Holdings Corp. (a)(c)	85,926	2,308,832
WABCO Holdings, Inc. (c)	58,594	1,566,804
		35,216,484
Automobiles - 0.4%
Ford Motor Co. (a)(c)	2,416,386	28,368,372
Harley-Davidson, Inc. (c)	165,779	4,079,821
Thor Industries, Inc. (c)	29,832	1,012,200
Winnebago Industries, Inc. (a)(c)	26,601	310,700
		33,771,093
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	30,180
Core-Mark Holding Co., Inc. (a)(c)	4,000	128,160
Genuine Parts Co.	108,543	4,380,795
LKQ Corp. (a)(c)	109,133	2,089,897
		6,629,032
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(c)	19,746	854,212
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	92,617	5,545,906
Bridgepoint Education, Inc. (c)	9,730	164,242
Brinks Home Security Holdings, Inc. (a)	29,000	1,213,650
Capella Education Co. (a)(c)	15,227	1,264,907
Career Education Corp. (a)(c)	52,139	1,450,507
Coinstar, Inc. (a)(c)	25,148	746,393
Corinthian Colleges, Inc. (a)(c)	57,826	937,938
CPI Corp.	2,388	30,017

	Shares	Value
DeVry, Inc. (c)	44,000	$ 2,778,600
Education Management Corp.	15,196	302,552
Grand Canyon Education, Inc. (a)	11,221	244,057
H&R Block, Inc.	248,799	4,299,247
Hillenbrand, Inc.	45,573	913,739
ITT Educational Services, Inc. (a)(c)	27,550	3,004,052
Jackson Hewitt Tax Service, Inc. (a)(c)	83,450	203,618
K12, Inc. (a)(c)	21,701	436,841
Learning Tree International, Inc. (a)(c)	3,821	48,145
Lincoln Educational Services Corp. (a)	11,529	257,097
Matthews International Corp. Class A (c)	24,562	823,318
Nobel Learning Communities, Inc. (a)	1,000	8,050
Pre-Paid Legal Services, Inc. (c)	10,193	424,437
Princeton Review, Inc. (a)(c)	17,342	65,900
Regis Corp.	40,300	666,159
Service Corp. International (c)	165,000	1,329,900
Sotheby's Class A (ltd. vtg.) (c)	71,779	1,744,230
Steiner Leisure Ltd. (a)(c)	12,388	532,312
Stewart Enterprises, Inc. Class A (c)	64,820	317,618
Strayer Education, Inc. (c)	10,147	2,301,644
Universal Technical Institute, Inc. (a)(c)	34,066	860,507
Weight Watchers International, Inc. (c)	18,946	487,291
		34,257,086
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	14,058	113,870
Ambassadors Group, Inc.	12,856	145,144
Ameristar Casinos, Inc.	11,703	176,598
Bally Technologies, Inc. (a)(c)	40,848	1,691,516
BJ's Restaurants, Inc. (a)(c)	25,297	541,356
Bluegreen Corp. (a)(c)	13,016	33,842
Bob Evans Farms, Inc.	30,971	882,983
Boyd Gaming Corp. (a)(c)	57,914	442,463
Brinker International, Inc.	77,715	1,407,419
Buffalo Wild Wings, Inc. (a)(c)	16,070	706,277
Burger King Holdings, Inc.	45,986	822,690
California Pizza Kitchen, Inc. (a)(c)	45,324	704,335
Carnival Corp. unit	307,953	11,073,990
CEC Entertainment, Inc. (a)(c)	25,244	884,802
Chipotle Mexican Grill, Inc. Class A (a)(c)	24,992	2,616,912
Choice Hotels International, Inc. (c)	20,476	676,527
Churchill Downs, Inc. (c)	8,627	306,949
CKE Restaurants, Inc. (c)	30,748	349,605
Cracker Barrel Old Country Store, Inc.	21,638	945,148
Darden Restaurants, Inc. (c)	86,350	3,501,493
Denny's Corp. (a)(c)	50,513	138,911
DineEquity, Inc. (a)(c)	14,923	437,841
Domino's Pizza, Inc. (a)(c)	30,462	380,470
Dover Downs Gaming & Entertainment, Inc.	1,755	6,476
Dover Motorsports, Inc.	11,625	25,575
Empire Resorts, Inc. (a)	15,456	27,512
Gaylord Entertainment Co. (a)(c)	24,853	559,441
Great Wolf Resorts, Inc. (a)	13,290	32,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Hyatt Hotels Corp. Class A (c)	28,544	$ 954,226
International Game Technology	233,653	4,100,610
International Speedway Corp. Class A (c)	19,173	512,111
Interval Leisure Group, Inc. (a)	34,313	492,735
Isle of Capri Casinos, Inc. (a)(c)	7,404	55,382
Jack in the Box, Inc. (a)(c)	30,018	633,980
Jamba, Inc. (a)	40,851	69,855
Krispy Kreme Doughnuts, Inc. (a)(c)	54,837	192,478
Landry's Restaurants, Inc. (a)(c)	4,778	97,423
Las Vegas Sands Corp. (a)(c)	322,027	5,355,309
Life Time Fitness, Inc. (a)(c)	26,788	679,344
Lodgian, Inc. (a)	4,642	11,512
Luby's, Inc. (a)	17,000	58,310
Marcus Corp.	23,391	285,604
Marriott International, Inc. Class A (c)	235,801	6,392,565
McCormick & Schmick's Seafood Restaurants (a)(c)	16,005	127,240
McDonald's Corp.	818,008	52,229,811
MGM Mirage, Inc. (a)(c)	172,383	1,816,917
Monarch Casino & Resort, Inc. (a)	5,587	43,188
Morgans Hotel Group Co.	24,428	103,575
MTR Gaming Group, Inc. (a)	6,687	11,769
Multimedia Games, Inc. (a)(c)	5,149	23,531
O'Charleys, Inc. (a)(c)	4,598	37,198
Orient Express Hotels Ltd. Class A (a)(c)	66,562	760,804
P.F. Chang's China Bistro, Inc. (a)	21,787	924,640
Panera Bread Co. Class A (a)(c)	19,435	1,414,674
Papa John's International, Inc. (a)(c)	24,389	595,335
Peet's Coffee & Tea, Inc. (a)(c)	21,058	765,669
Penn National Gaming, Inc. (a)	58,555	1,354,963
Pinnacle Entertainment, Inc. (a)(c)	115,133	832,412
Premier Exhibitions, Inc. (a)	1,600	2,016
Red Robin Gourmet Burgers, Inc. (a)(c)	24,590	487,620
Royal Caribbean Cruises Ltd. (a)(c)	104,458	2,953,028
Rubio's Restaurants, Inc. (a)	5,755	45,522
Ruby Tuesday, Inc. (a)(c)	49,861	403,375
Ruth's Hospitality Group, Inc. (a)(c)	25,925	93,849
Scientific Games Corp. Class A (a)(c)	46,137	779,254
Shuffle Master, Inc. (a)(c)	37,346	306,984
Sonic Corp. (a)(c)	71,268	605,065
Speedway Motorsports, Inc.	7,046	123,164
Starbucks Corp. (a)(c)	544,459	12,473,556
Starwood Hotels & Resorts Worldwide, Inc. (c)	121,330	4,695,471
Texas Roadhouse, Inc. Class A (a)(c)	91,170	1,224,413
The Cheesecake Factory, Inc. (a)(c)	34,919	825,834
The Steak n Shake Co. (a)(c)	706	241,508
Town Sports International Holdings, Inc. (a)	15,248	39,492
Vail Resorts, Inc. (a)	26,032	937,412
Wendy's/Arby's Group, Inc.	291,585	1,422,935

	Shares	Value
WMS Industries, Inc. (a)(c)	43,187	$ 1,638,083
Wyndham Worldwide Corp.	132,716	3,051,141
Wynn Resorts Ltd. (c)	55,367	3,519,680
Yum! Brands, Inc. (c)	329,840	11,122,205
		157,557,881
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	868
American Greetings Corp. Class A (c)	35,079	668,957
Bassett Furniture Industries, Inc. (a)	2,149	8,811
Beazer Homes USA, Inc. (a)(c)	53,752	223,608
Black & Decker Corp.	41,673	3,020,042
Blyth, Inc.	10,795	311,328
Brookfield Homes Corp. (a)(c)	6,161	46,885
Cavco Industries, Inc. (a)(c)	10,167	356,048
Cobra Electronics Corp. (a)	1,200	2,172
CSS Industries, Inc.	12,000	202,560
D.R. Horton, Inc. (c)	199,396	2,464,535
Dixie Group, Inc. (a)	3,463	9,004
Ethan Allen Interiors, Inc. (c)	19,914	317,827
Flexsteel Industries, Inc.	2,030	24,015
Fortune Brands, Inc. (c)	106,097	4,650,232
Furniture Brands International, Inc. (a)(c)	30,000	164,400
Garmin Ltd. (c)	98,508	3,147,331
Harman International Industries, Inc.	49,623	2,140,736
Helen of Troy Ltd. (a)(c)	41,487	1,002,741
Hooker Furniture Corp.	15,000	196,050
Hovnanian Enterprises, Inc. Class A (a)(c)	81,239	316,020
iRobot Corp. (a)(c)	25,165	407,421
Jarden Corp.	66,000	2,115,960
KB Home (c)	66,279	1,079,022
Kid Brands, Inc. (a)	3,505	16,999
Koss Corp.	3,104	17,569
La-Z-Boy, Inc. (a)(c)	24,674	311,139
Leggett & Platt, Inc. (c)	120,000	2,274,000
Lennar Corp. Class A (c)	115,000	1,887,150
Lifetime Brands, Inc. (a)(c)	300	2,421
M.D.C. Holdings, Inc.	26,000	889,720
M/I Homes, Inc. (a)(c)	28,931	371,763
Meritage Homes Corp. (a)(c)	34,176	731,025
Mohawk Industries, Inc. (a)(c)	39,500	2,037,410
National Presto Industries, Inc.	4,905	618,815
Newell Rubbermaid, Inc.	205,860	2,830,575
NVR, Inc. (a)(c)	4,079	2,889,156
Orleans Homebuilders, Inc. (a)(c)	3,981	2,747
Palm Harbor Homes, Inc. (a)	5,872	11,509
Pulte Homes, Inc. (a)(c)	238,598	2,584,016
Ryland Group, Inc. (c)	37,577	852,622
Sealy Corp., Inc. (a)	21,635	74,857
Skyline Corp.	6,539	111,490
Standard Pacific Corp. (a)(c)	114,480	483,106
Stanley Furniture Co., Inc. (a)(c)	5,015	42,126
Tempur-Pedic International, Inc. (a)(c)	53,437	1,517,611
Toll Brothers, Inc. (a)(c)	90,079	1,696,188
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp. (c)	45,380	$ 2,120,607
Universal Electronics, Inc. (a)	16,673	376,643
Whirlpool Corp.	53,000	4,460,480
		52,088,317
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	57,161
Amazon.com, Inc. (a)(c)	231,199	27,373,962
Blue Nile, Inc. (a)(c)	13,187	675,702
dELiA*s, Inc. (a)	3,463	5,887
Drugstore.com, Inc. (a)(c)	8,721	28,867
Expedia, Inc.	157,856	3,510,717
Gaiam, Inc. Class A (a)	14,668	102,383
Hollywood Media Corp. (a)	1,200	1,488
HSN, Inc. (a)	32,537	704,751
Liberty Media Corp. Interactive Series A (a)	435,000	5,476,650
Netflix, Inc. (a)(c)	33,534	2,214,921
NutriSystem, Inc. (c)	31,318	606,003
Orbitz Worldwide, Inc. (a)	15,000	89,250
Overstock.com, Inc. (a)(c)	16,829	207,165
PetMed Express, Inc. (c)	40,524	784,950
Priceline.com, Inc. (a)(c)	32,000	7,256,320
Shutterfly, Inc. (a)	24,946	478,714
Stamps.com, Inc. (a)	4,851	43,950
ValueVision Media, Inc. Class A (a)(c)	21,687	93,471
Vitacost.com, Inc.	8,309	93,144
		49,805,456
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(c)	5,971	64,248
Brunswick Corp. (c)	79,627	918,896
Callaway Golf Co. (c)	72,163	572,253
Eastman Kodak Co. (a)(c)	239,847	1,424,691
Hasbro, Inc. (c)	87,355	3,125,562
JAKKS Pacific, Inc. (a)(c)	21,157	261,289
Johnson Outdoors, Inc. Class A (a)	2,747	29,613
Leapfrog Enterprises, Inc. Class A (a)(c)	25,168	137,166
Marine Products Corp.	13,658	91,918
Mattel, Inc. (c)	272,000	5,981,280
Meade Instruments Corp. (a)	130	480
Nautilus, Inc. (a)	6,001	20,403
Polaris Industries, Inc. (c)	28,245	1,291,926
Pool Corp. (c)	47,772	954,485
RC2 Corp. (a)	10,486	147,957
Smith & Wesson Holding Corp. (a)(c)	106,132	453,184
Steinway Musical Instruments, Inc. (a)	5,374	94,314
Sturm Ruger & Co., Inc. (c)	42,290	497,330
		16,066,995
Media - 2.8%
4Kids Entertainment, Inc. (a)	12,821	16,539

	Shares	Value
A.H. Belo Corp. Class A (a)	8,701	$ 65,083
Alloy, Inc. (a)	1,732	13,769
Arbitron, Inc. (c)	22,064	474,376
Ascent Media Corp. (a)	17,787	462,462
Ballantyne of Omaha, Inc. (a)	100	411
Belo Corp. Series A	43,507	292,802
Cablevision Systems Corp. - NY Group Class A	169,173	4,073,686
Carmike Cinemas, Inc. (a)(c)	16,306	148,385
CBS Corp. Class B	448,774	5,829,574
Cinemark Holdings, Inc. (c)	31,385	505,612
CKX, Inc. (a)(c)	23,871	99,542
Clear Channel Outdoor Holding, Inc. Class A (a)(c)	51,451	489,814
Comcast Corp. Class A	2,147,217	35,300,247
Crown Media Holdings, Inc. Class A (a)(c)	9,666	16,046
Cumulus Media, Inc. Class A (a)(c)	44,350	120,189
Dex One Corp. (a)	39,000	1,162,200
DIRECTV (a)	734,597	24,866,108
Discovery Communications, Inc. (a)	206,000	6,416,900
DISH Network Corp. Class A	154,840	3,092,155
Dolan Media Co. (a)(c)	10,000	104,200
DreamWorks Animation SKG, Inc. Class A (a)	50,000	2,173,000
E.W. Scripps Co. Class A (a)	13,637	103,914
Emmis Communications Corp. Class A (a)	9,275	8,348
Entercom Communications Corp. Class A (a)(c)	17,572	178,707
Entravision Communication Corp. Class A (a)	53,671	161,550
Fisher Communications, Inc. (a)	3,105	44,122
Gannett Co., Inc. (c)	173,006	2,621,041
Gray Television, Inc. (a)	8,695	14,434
Harris Interactive, Inc. (a)	6,269	6,520
Harte-Hanks, Inc.	52,908	629,076
Insignia Systems, Inc. (a)	2,664	14,892
Interactive Data Corp.	21,445	649,998
Interpublic Group of Companies, Inc. (a)(c)	360,000	2,700,000
John Wiley & Sons, Inc. Class A	34,061	1,429,881
Journal Communications, Inc. Class A	22,879	85,567
Knology, Inc. (a)(c)	33,900	388,155
Lamar Advertising Co. Class A (a)	42,757	1,286,131
Lee Enterprises, Inc. (a)(c)	27,681	106,018
Liberty Global, Inc. Class A (a)(c)	195,230	5,247,782
Liberty Media Corp.:
Capital Series A (a)	88,904	3,008,511
Starz Series A (a)	40,430	2,059,100
LIN TV Corp. Class A (a)	41,885	214,032
Live Nation Entertainment, Inc. (a)	145,276	1,887,135
LodgeNet Entertainment Corp. (a)(c)	15,151	94,542
Madison Square Garden, Inc. Class A (a)	42,293	824,714
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	40,978	$ 219,232
McGraw-Hill Companies, Inc.	234,492	8,019,626
Media General, Inc. Class A (a)(c)	25,296	206,921
Mediacom Communications Corp. Class A (a)(c)	70,280	326,099
Meredith Corp.	20,783	638,454
Morningstar, Inc. (a)(c)	15,035	663,044
National CineMedia, Inc.	37,485	603,134
Navarre Corp. (a)	6,926	13,229
New Frontier Media, Inc. (a)	5,971	10,688
News Corp. Class A	1,756,653	23,486,451
Omnicom Group, Inc.	234,000	8,569,080
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	14,535
PRIMEDIA, Inc.	6,332	23,428
Radio One, Inc. Class D (non-vtg.) (a)	27,442	82,052
RCN Corp. (a)	19,644	215,691
Regal Entertainment Group Class A	58,000	866,520
Rentrak Corp. (a)	600	10,992
Saga Communications, Inc. Class A (a)	233	3,369
Salem Communications Corp. Class A (a)	2,015	10,196
Scholastic Corp.	20,042	589,235
Scripps Networks Interactive, Inc. Class A	63,000	2,493,540
Sinclair Broadcast Group, Inc. Class A (a)	28,926	145,209
Sirius XM Radio, Inc. (a)(c)	2,763,512	2,818,782
Spanish Broadcasting System, Inc. Class A (a)	8,120	5,773
SuperMedia, Inc. (a)(c)	12,000	504,000
The McClatchy Co. Class A (c)	23,941	115,396
The New York Times Co. Class A (a)(c)	75,000	820,500
The Walt Disney Co.	1,333,438	41,656,603
Time Warner Cable, Inc.	266,243	12,430,886
Time Warner, Inc.	874,008	25,381,192
Valassis Communications, Inc. (a)(c)	32,378	829,524
Viacom, Inc. Class B (non-vtg.) (a)	398,343	11,810,870
Virgin Media, Inc. (c)	212,123	3,436,393
Warner Music Group Corp. (a)(c)	28,685	164,652
Washington Post Co. Class B	3,838	1,613,150
World Wrestling Entertainment, Inc. Class A	47,151	803,925
		259,089,641
Multiline Retail - 0.8%
99 Cents Only Stores (a)(c)	39,655	654,308
Big Lots, Inc. (a)(c)	58,502	1,959,817
Dillard's, Inc. Class A (c)	44,543	751,440
Dollar General Corp.	25,592	611,393
Dollar Tree, Inc. (a)	60,829	3,390,608
Family Dollar Stores, Inc.	86,645	2,858,419
Fred's, Inc. Class A (c)	51,615	534,215
JCPenney Co., Inc. (c)	155,000	4,274,900

	Shares	Value
Kohl's Corp. (a)(c)	208,906	$ 11,243,321
Macy's, Inc.	320,000	6,128,000
Nordstrom, Inc.	120,000	4,432,800
Retail Ventures, Inc. (a)	12,266	109,658
Saks, Inc. (a)(c)	140,770	982,575
Sears Holdings Corp. (a)(c)	43,256	4,138,302
Target Corp.	508,790	26,212,861
The Bon-Ton Stores, Inc. (c)	8,752	86,907
Tuesday Morning Corp. (a)	10,850	61,954
		68,431,478
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	10,773
Aarons, Inc. (c)	40,571	1,203,742
Abercrombie & Fitch Co. Class A	59,069	2,151,293
Advance Auto Parts, Inc. (c)	70,000	2,856,000
Aeropostale, Inc. (a)(c)	51,849	1,833,381
America's Car Mart, Inc. (a)(c)	3,150	83,286
American Eagle Outfitters, Inc.	119,725	2,019,761
AnnTaylor Stores Corp. (a)(c)	58,359	1,004,358
Asbury Automotive Group, Inc. (a)(c)	15,449	179,672
AutoNation, Inc. (a)(c)	61,358	1,089,105
AutoZone, Inc. (a)(c)	22,271	3,695,427
Barnes & Noble, Inc. (c)	31,168	625,542
bebe Stores, Inc. (c)	14,487	122,125
Bed Bath & Beyond, Inc. (a)(c)	188,718	7,852,556
Best Buy Co., Inc. (c)	257,000	9,380,500
Big 5 Sporting Goods Corp. (c)	18,888	288,609
Blockbuster, Inc. Class A (a)(c)	111,889	33,623
Books-A-Million, Inc.	5,135	32,299
Borders Group, Inc. (a)	41,722	59,245
Brown Shoe Co., Inc. (c)	58,199	804,892
Build-A-Bear Workshop, Inc. (a)(c)	4,710	28,496
Cabela's, Inc. Class A (a)(c)	24,283	375,415
Cache, Inc. (a)	3,350	14,774
CarMax, Inc. (a)(c)	145,000	2,927,550
Casual Male Retail Group, Inc. (a)	8,101	24,951
Charming Shoppes, Inc. (a)	65,546	389,999
Chico's FAS, Inc.	125,880	1,705,674
Christopher & Banks Corp. (c)	21,140	146,712
Citi Trends, Inc. (a)(c)	19,606	583,082
Coldwater Creek, Inc. (a)(c)	61,586	319,631
Collective Brands, Inc. (a)(c)	45,368	1,025,317
Conn's, Inc. (a)(c)	9,074	40,833
Cost Plus, Inc. (a)	4,090	5,276
Destination Maternity Corp. (a)	1,194	27,008
Dick's Sporting Goods, Inc. (a)(c)	55,422	1,348,417
Dress Barn, Inc. (a)	50,705	1,260,526
DSW, Inc. Class A (a)(c)	25,183	678,178
Emerging Vision, Inc. (a)	3,800	304
Finish Line, Inc. Class A	34,767	420,333
Foot Locker, Inc. (c)	121,712	1,578,605
GameStop Corp. Class A (a)(c)	121,000	2,081,200
Gap, Inc.	371,706	7,991,679
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Genesco, Inc. (a)(c)	23,200	$ 555,176
Group 1 Automotive, Inc. (a)(c)	20,000	555,400
Guess?, Inc. (c)	40,182	1,639,024
Gymboree Corp. (a)(c)	20,000	870,000
Haverty Furniture Companies, Inc. (c)	19,389	257,486
hhgregg, Inc. (a)(c)	14,038	292,973
Hibbett Sports, Inc. (a)(c)	26,443	608,453
Home Depot, Inc.	1,280,000	39,936,000
Hot Topic, Inc. (a)(c)	59,826	387,074
J. Crew Group, Inc. (a)	42,069	1,770,264
Jo-Ann Stores, Inc. (a)(c)	26,594	1,006,583
Jos. A. Bank Clothiers, Inc. (a)(c)	12,318	550,984
Kirkland's, Inc. (a)(c)	12,446	206,106
Limited Brands, Inc.	199,728	4,415,986
Lithia Motors, Inc. Class A (sub. vtg.) (a)(c)	2,182	13,921
Lowe's Companies, Inc.	1,093,192	25,919,582
MarineMax, Inc. (a)(c)	3,071	32,491
Midas, Inc. (a)	17,549	159,169
Monro Muffler Brake, Inc.	22,068	769,290
New York & Co., Inc. (a)	22,599	83,842
O'Reilly Automotive, Inc. (a)(c)	97,903	3,847,588
Office Depot, Inc. (a)(c)	180,000	1,299,600
OfficeMax, Inc. (a)(c)	77,180	1,232,565
Pacific Sunwear of California, Inc. (a)(c)	87,886	393,729
Penske Automotive Group, Inc. (a)(c)	31,974	465,222
Perfumania Holdings, Inc. (a)	325	2,295
PetSmart, Inc. (c)	89,000	2,422,580
Pier 1 Imports, Inc. (a)	64,537	394,321
RadioShack Corp. (c)	90,000	1,760,400
Rent-A-Center, Inc. (a)(c)	45,000	1,000,800
Rex Stores Corp. (a)	3,513	63,656
Ross Stores, Inc.	93,893	4,592,307
rue21, Inc.	5,077	145,913
Sally Beauty Holdings, Inc. (a)(c)	63,165	517,321
Select Comfort Corp. (a)(c)	29,583	227,789
Sherwin-Williams Co.	65,609	4,158,298
Shoe Carnival, Inc. (a)	3,092	56,367
Signet Jewelers Ltd. (a)	62,810	1,809,556
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	37,989	391,287
Stage Stores, Inc.	27,048	359,738
Staples, Inc. (c)	540,000	13,910,400
Stein Mart, Inc. (a)	10,292	84,086
Systemax, Inc. (c)	7,631	124,385
Talbots, Inc. (a)(c)	47,167	511,290
The Buckle, Inc. (c)	20,272	593,361
The Cato Corp. Class A (sub. vtg.) (c)	36,044	706,462
The Children's Place Retail Stores, Inc. (a)(c)	21,041	803,977

	Shares	Value
The Men's Wearhouse, Inc.	34,678	$ 740,722
The Pep Boys - Manny, Moe & Jack (c)	43,830	416,385
Tiffany & Co., Inc. (c)	93,000	4,128,270
TJX Companies, Inc.	316,397	13,171,607
Tractor Supply Co. (a)(c)	27,000	1,477,440
Trans World Entertainment Corp. (a)	3,463	4,398
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(c)	21,560	395,195
Urban Outfitters, Inc. (a)(c)	97,206	3,131,005
Vitamin Shoppe, Inc.	6,835	135,811
West Marine, Inc. (a)(c)	3,821	36,032
Wet Seal, Inc. Class A (a)(c)	63,290	253,793
Williams-Sonoma, Inc. (c)	62,000	1,330,520
Zale Corp. (a)(c)	26,205	62,106
Zumiez, Inc. (a)(c)	20,815	298,487
		205,787,017
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)	34,191	96,077
Carter's, Inc. (a)(c)	40,282	1,154,482
Cherokee, Inc.	7,207	123,240
Coach, Inc.	232,933	8,488,079
Columbia Sportswear Co.	8,418	385,881
Crocs, Inc. (a)(c)	106,445	750,437
Deckers Outdoor Corp. (a)(c)	10,669	1,282,414
Fossil, Inc. (a)(c)	37,946	1,375,543
G-III Apparel Group Ltd. (a)(c)	10,000	209,700
Hanesbrands, Inc. (a)(c)	67,000	1,737,310
Iconix Brand Group, Inc. (a)(c)	46,366	604,149
Jones Apparel Group, Inc.	72,951	1,229,954
K-Swiss, Inc. Class A (a)(c)	27,036	252,516
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	11,067	129,705
Liz Claiborne, Inc. (a)(c)	110,999	767,003
Maidenform Brands, Inc. (a)	20,939	360,570
Movado Group, Inc. (c)	10,191	130,445
NIKE, Inc. Class B	201,266	13,605,582
Oxford Industries, Inc. (c)	10,105	196,643
Perry Ellis International, Inc. (a)	2,923	57,203
Phillips-Van Heusen Corp.	37,458	1,630,172
Polo Ralph Lauren Corp. Class A (c)	38,959	3,113,993
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)(c)	56,019	143,969
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	19,752	606,979
Steven Madden Ltd. (a)(c)	16,880	709,129
Timberland Co. Class A (a)(c)	58,515	1,081,942
True Religion Apparel, Inc. (a)(c)	27,973	687,017
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	31,131	811,274
Unifi, Inc. (a)	65,760	247,915
Unifirst Corp.	6,314	331,864
VF Corp.	62,000	4,797,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Volcom, Inc. (a)(c)	16,142	$ 260,532
Warnaco Group, Inc. (a)(c)	34,500	1,440,030
Wolverine World Wide, Inc. (c)	36,170	997,207
		49,796,516
TOTAL CONSUMER DISCRETIONARY		968,496,996
CONSUMER STAPLES - 9.9%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(c)	14,776	699,200
Brown-Forman Corp. Class B (non-vtg.)	78,536	4,112,145
Central European Distribution Corp. (a)(c)	44,764	1,492,879
Coca-Cola Bottling Co. Consolidated	3,600	200,340
Coca-Cola Enterprises, Inc.	228,162	5,829,539
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	139,408	2,096,696
Dr Pepper Snapple Group, Inc.	180,679	5,736,558
Hansen Natural Corp. (a)	50,281	2,091,690
Jones Soda Co. (a)	17,449	12,912
Molson Coors Brewing Co. Class B	118,667	4,791,773
National Beverage Corp.	8,950	102,030
PepsiCo, Inc.	1,223,832	76,452,785
The Coca-Cola Co.	1,606,651	84,702,641
		188,321,188
Food & Staples Retailing - 2.4%
Andersons, Inc. (c)	28,243	912,249
Arden Group, Inc. Class A	100	10,150
BJ's Wholesale Club, Inc. (a)(c)	39,726	1,436,889
Casey's General Stores, Inc. (c)	32,000	973,120
Costco Wholesale Corp. (c)	323,017	19,694,346
CVS Caremark Corp.	1,082,537	36,535,624
Ingles Markets, Inc. Class A	17,056	240,319
Kroger Co.	424,894	9,390,157
Nash-Finch Co. (c)	13,340	470,502
PriceSmart, Inc.	10,766	228,885
Rite Aid Corp. (a)	563,721	856,856
Ruddick Corp.	23,792	697,106
Safeway, Inc. (c)	296,595	7,391,147
Spartan Stores, Inc.	28,988	406,412
SUPERVALU, Inc.	171,000	2,611,170
Susser Holdings Corp. (a)(c)	7,000	58,660
Sysco Corp. (c)	441,408	12,756,691
The Great Atlantic & Pacific Tea Co. (a)(c)	31,419	228,416
The Pantry, Inc. (a)(c)	24,367	319,208
United Natural Foods, Inc. (a)(c)	29,881	877,605
Village Super Market, Inc. Class A	3,900	96,525
Wal-Mart Stores, Inc.	1,659,212	89,713,593
Walgreen Co.	744,068	26,220,956
Weis Markets, Inc.	5,971	208,388

	Shares	Value
Whole Foods Market, Inc. (a)(c)	102,740	$ 3,646,243
Winn-Dixie Stores, Inc. (a)(c)	49,208	538,336
		216,519,553
Food Products - 1.7%
Alico, Inc.	200	5,192
American Italian Pasta Co. Class A (a)	19,200	744,960
Archer Daniels Midland Co.	444,016	13,036,310
B&G Foods, Inc. Class A (c)	10,692	99,543
Bridgford Foods Corp.	400	4,636
Bunge Ltd. (c)	100,007	5,959,417
Cal-Maine Foods, Inc.	13,323	427,135
Campbell Soup Co. (c)	156,411	5,213,179
Chiquita Brands International, Inc. (a)(c)	40,042	583,012
ConAgra Foods, Inc. (c)	321,221	7,857,066
Corn Products International, Inc. (c)	52,298	1,703,869
Darling International, Inc. (a)	67,308	542,502
Dean Foods Co. (a)(c)	127,125	1,854,754
Del Monte Foods Co. (c)	171,807	2,013,578
Diamond Foods, Inc. (c)	21,341	743,734
Dole Food Co., Inc.	26,826	314,669
Farmer Brothers Co.	3,606	64,944
Flowers Foods, Inc.	68,755	1,752,565
Fresh Del Monte Produce, Inc. (a)	34,840	676,244
General Mills, Inc. (c)	233,295	16,799,573
Green Mountain Coffee Roasters, Inc. (a)(c)	30,483	2,572,460
H.J. Heinz Co. (c)	234,375	10,757,813
Hain Celestial Group, Inc. (a)(c)	47,574	754,999
Harbinger Group, Inc. (a)	880	6,468
Hershey Co.	111,951	4,451,172
Hormel Foods Corp. (c)	54,830	2,254,061
J&J Snack Foods Corp.	9,648	412,066
John B. Sanfilippo & Son, Inc. (a)	2,965	46,906
Kellogg Co.	179,461	9,358,891
Kraft Foods, Inc. Class A	1,203,828	34,224,830
Lancaster Colony Corp.	17,449	1,004,015
Lance, Inc.	38,093	826,237
McCormick & Co., Inc. (non-vtg.) (c)	75,717	2,809,858
Omega Protein Corp. (a)	7,368	31,461
Pilgrims Pride Corp. (a)	35,000	315,700
Ralcorp Holdings, Inc. (a)(c)	36,443	2,434,757
Reddy Ice Holdings, Inc. (a)	29,155	158,312
Sanderson Farms, Inc. (c)	20,062	982,236
Sara Lee Corp.	469,283	6,363,477
Seneca Foods Group Class A (a)(c)	2,582	67,519
Smart Balance, Inc. (a)	53,000	265,530
Smithfield Foods, Inc. (a)(c)	124,257	2,138,463
Tasty Baking Co.	200	1,336
The J.M. Smucker Co.	85,402	5,096,791
Tootsie Roll Industries, Inc.	12,710	345,839
TreeHouse Foods, Inc. (a)(c)	31,250	1,344,688
Tyson Foods, Inc. Class A	205,716	3,505,401
		152,928,168
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)(c)	40,382	$ 385,648
Church & Dwight Co., Inc. (c)	47,616	3,198,843
Clorox Co. (c)	100,720	6,175,143
Colgate-Palmolive Co.	381,952	31,679,099
Energizer Holdings, Inc. (a)	48,839	2,830,220
Kimberly-Clark Corp.	310,887	18,883,276
Oil-Dri Corp. of America	750	12,150
Procter & Gamble Co.	2,209,529	139,818,995
WD-40 Co. (c)	17,261	540,615
		203,523,989
Personal Products - 0.3%
Alberto-Culver Co.	63,990	1,773,803
Avon Products, Inc. (c)	319,884	9,737,269
Bare Escentuals, Inc. (a)(c)	59,157	1,075,474
Chattem, Inc. (a)(c)	14,081	1,316,292
Elizabeth Arden, Inc. (a)(c)	20,607	371,338
Estee Lauder Companies, Inc. Class A (c)	83,209	5,003,357
Herbalife Ltd.	49,645	1,988,282
Inter Parfums, Inc.	7,707	104,661
Mannatech, Inc.	6,969	24,601
Mead Johnson Nutrition Co. Class A	152,293	7,203,459
MediFast, Inc. (a)	11,894	251,439
NBTY, Inc. (a)	38,819	1,762,383
Nu Skin Enterprises, Inc. Class A	48,093	1,285,045
Prestige Brands Holdings, Inc. (a)	32,209	258,638
Revlon, Inc. (a)(c)	12,057	180,734
USANA Health Sciences, Inc. (a)(c)	6,205	171,816
		32,508,591
Tobacco - 1.3%
Alliance One International, Inc. (a)(c)	104,053	533,792
Altria Group, Inc.	1,537,212	30,928,705
Lorillard, Inc.	119,849	8,753,771
Philip Morris International, Inc.	1,440,000	70,531,200
Reynolds American, Inc.	117,141	6,185,045
Star Scientific, Inc. (a)(c)	56,989	54,140
Universal Corp. (c)	18,429	977,658
Vector Group Ltd. (c)	25,347	365,757
		118,330,068
TOTAL CONSUMER STAPLES		912,131,557
ENERGY - 10.3%
Energy Equipment & Services - 1.9%
Allis-Chalmers Energy, Inc. (a)(c)	22,325	84,389
Atwood Oceanics, Inc. (a)(c)	44,460	1,487,632
Baker Hughes, Inc.	223,010	10,686,639
Basic Energy Services, Inc. (a)(c)	29,402	277,849
BJ Services Co.	206,276	4,507,131
Bristow Group, Inc. (a)(c)	26,059	943,596

	Shares	Value
Bronco Drilling Co., Inc. (a)(c)	23,244	$ 112,501
Cal Dive International, Inc. (a)	86,617	610,650
Cameron International Corp. (a)(c)	194,672	8,006,859
Carbo Ceramics, Inc.	19,165	1,169,640
Complete Production Services, Inc. (a)(c)	66,139	923,300
Dawson Geophysical Co. (a)(c)	5,936	169,592
Diamond Offshore Drilling, Inc. (c)	48,328	4,220,001
Dresser-Rand Group, Inc. (a)(c)	55,969	1,730,002
Dril-Quip, Inc. (a)(c)	21,965	1,201,925
Exterran Holdings, Inc. (a)(c)	50,379	1,146,122
FMC Technologies, Inc. (a)(c)	94,268	5,295,034
Global Industries Ltd. (a)(c)	92,739	625,988
Gulf Island Fabrication, Inc. (c)	12,498	249,335
Gulfmark Offshore, Inc. Class A (a)	15,302	376,429
Halliburton Co.	669,864	20,196,400
Helix Energy Solutions Group, Inc. (a)	77,302	889,746
Helmerich & Payne, Inc. (c)	66,558	2,696,930
Hercules Offshore, Inc. (a)(c)	96,203	352,103
Hornbeck Offshore Services, Inc. (a)(c)	16,154	304,988
ION Geophysical Corp. (a)(c)	94,212	431,491
Key Energy Services, Inc. (a)(c)	153,313	1,554,594
Lufkin Industries, Inc.	13,914	1,016,418
Matrix Service Co. (a)	13,631	145,852
Mitcham Industries, Inc. (a)	1,791	13,988
Nabors Industries Ltd. (a)(c)	207,692	4,577,532
National Oilwell Varco, Inc. (c)	312,633	13,590,157
Natural Gas Services Group, Inc. (a)	22,504	344,761
Newpark Resources, Inc. (a)(c)	99,384	513,815
Oceaneering International, Inc. (a)(c)	41,676	2,519,314
Oil States International, Inc. (a)(c)	31,129	1,339,170
OYO Geospace Corp. (a)(c)	1,552	66,829
Parker Drilling Co. (a)(c)	77,885	399,550
Patterson-UTI Energy, Inc.	107,115	1,653,856
PHI, Inc. (non-vtg.) (a)	17,859	348,608
Pioneer Drilling Co. (a)	72,224	515,679
Pride International, Inc. (a)(c)	112,385	3,144,532
Rowan Companies, Inc. (a)(c)	75,206	1,956,860
RPC, Inc. (c)	19,909	246,075
Schlumberger Ltd. (c)	898,015	54,868,717
SEACOR Holdings, Inc. (a)	18,718	1,429,681
Seahawk Drilling, Inc. (a)	17,272	354,940
Smith International, Inc.	156,890	6,430,921
Superior Energy Services, Inc. (a)	53,741	1,110,826
Superior Well Services, Inc. (a)(c)	13,630	243,841
T-3 Energy Services, Inc. (a)	9,010	213,897
Tesco Corp. (a)	29,100	396,633
TETRA Technologies, Inc. (a)(c)	58,187	586,525
Tidewater, Inc.	33,470	1,491,758
Trico Marine Services, Inc. (a)	3,463	8,969
Union Drilling, Inc. (a)	1,488	9,940
Unit Corp. (a)(c)	36,543	1,588,524
		171,379,034
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
Alon USA Energy, Inc. (c)	10,971	$ 76,797
Alpha Natural Resources, Inc. (a)(c)	116,221	5,347,328
Anadarko Petroleum Corp.	371,176	26,030,573
Apache Corp.	251,081	26,022,035
Arch Coal, Inc.	118,866	2,673,296
Arena Resources, Inc. (a)(c)	31,000	1,284,330
Atlas Energy, Inc.	57,668	1,882,284
ATP Oil & Gas Corp. (a)(c)	27,153	490,383
Berry Petroleum Co. Class A (c)	37,030	992,404
Bill Barrett Corp. (a)(c)	31,882	1,081,119
BP Prudhoe Bay Royalty Trust (c)	21,690	1,938,652
BPZ Energy, Inc. (a)(c)	90,823	710,236
Brigham Exploration Co. (a)(c)	87,570	1,437,899
Cabot Oil & Gas Corp. (c)	70,000	2,809,800
Callon Petroleum Co. (a)	25,119	74,352
Carrizo Oil & Gas, Inc. (a)(c)	32,186	770,211
Cheniere Energy, Inc. (a)(c)	43,057	128,310
Chesapeake Energy Corp. (c)	474,663	12,611,796
Chevron Corp.	1,513,459	109,423,086
Cimarex Energy Co. (c)	64,000	3,824,640
Clayton Williams Energy, Inc. (a)	9,020	336,356
Clean Energy Fuels Corp. (a)(c)	43,089	777,326
Cloud Peak Energy, Inc.	41,145	625,815
CNX Gas Corp. (a)(c)	9,628	252,157
Cobalt International Energy, Inc.	50,900	628,106
Comstock Resources, Inc. (a)(c)	34,313	1,184,485
Concho Resources, Inc. (a)(c)	56,870	2,641,612
ConocoPhillips	980,125	47,046,000
CONSOL Energy, Inc. (c)	136,093	6,853,643
Contango Oil & Gas Co. (a)(c)	13,214	681,314
Continental Resources, Inc. (a)	25,537	1,008,201
Cross Timbers Royalty Trust	9,000	300,420
Crosstex Energy, Inc. (c)	29,878	230,957
CVR Energy, Inc. (a)(c)	42,262	347,394
Delek US Holdings, Inc.	38,177	277,547
Delta Petroleum Corp. (a)(c)	221,863	310,608
Denbury Resources, Inc. (a)(c)	176,151	2,480,206
Devon Energy Corp.	314,757	21,674,167
Dht Maritime, Inc.	100,949	355,340
El Paso Corp. (c)	524,468	5,491,180
Encore Acquisition Co. (a)	36,500	1,807,845
EOG Resources, Inc. (c)	187,645	17,648,012
Evergreen Energy, Inc. (a)(c)	25,886	7,921
EXCO Resources, Inc.	127,368	2,408,529
Exxon Mobil Corp.	3,577,333	232,526,620
Forest Oil Corp. (a)(c)	72,024	1,951,850
Frontier Oil Corp. (c)	82,000	1,015,980
FX Energy, Inc. (a)(c)	15,412	50,397
Gasco Energy, Inc. (a)	113,818	40,371
General Maritime Corp.	67,360	487,013
GMX Resources, Inc. (a)	27,299	251,151

	Shares	Value
Goodrich Petroleum Corp. (a)(c)	26,950	$ 519,327
Gulfport Energy Corp. (a)	10,000	91,000
Harvest Natural Resources, Inc. (a)(c)	38,697	206,642
Hess Corp. (c)	219,088	12,882,374
HKN, Inc. (a)	68	221
Holly Corp. (c)	30,000	770,400
Hugoton Royalty Trust	30,923	550,739
International Coal Group, Inc. (a)(c)	93,832	409,108
James River Coal Co. (a)(c)	21,883	348,159
Kodiak Oil & Gas Corp. (a)	87,849	209,959
Marathon Oil Corp.	524,713	15,190,441
Mariner Energy, Inc. (a)(c)	97,192	1,459,824
Massey Energy Co.	65,998	2,842,534
McMoRan Exploration Co. (a)(c)	76,950	1,329,696
Meridian Resource Corp. (a)	10,597	2,978
Murphy Oil Corp.	141,610	7,349,559
Newfield Exploration Co. (a)(c)	93,591	4,779,692
Noble Energy, Inc. (c)	125,867	9,142,979
Occidental Petroleum Corp.	613,265	48,969,210
Overseas Shipholding Group, Inc.	20,609	916,894
Pacific Ethanol, Inc. (a)(c)	101,720	219,715
Patriot Coal Corp. (a)(c)	77,315	1,288,068
Peabody Energy Corp.	197,573	9,082,431
Penn Virginia Corp.	29,000	733,700
Petrohawk Energy Corp. (a)(c)	219,767	4,703,014
Petroleum Development Corp. (a)(c)	23,037	541,600
Petroquest Energy, Inc. (a)(c)	31,286	167,693
Pioneer Natural Resources Co. (c)	83,179	3,880,300
Plains Exploration & Production Co. (a)	101,000	3,313,810
Quicksilver Resources, Inc. (a)(c)	101,422	1,513,216
Range Resources Corp. (c)	112,700	5,703,747
Rentech, Inc. (a)(c)	148,574	158,974
Resolute Energy Corp. (a)	31,183	332,099
Rex Energy Corp. (a)	16,433	227,433
Rosetta Resources, Inc. (a)(c)	40,250	753,883
SandRidge Energy, Inc. (a)(c)	145,459	1,154,944
Ship Finance International Ltd. (NY Shares) (c)	45,875	729,413
Southern Union Co. (c)	75,563	1,808,978
Southwestern Energy Co. (a)(c)	257,193	10,943,562
Spectra Energy Corp. (c)	482,000	10,507,600
St. Mary Land & Exploration Co. (c)	42,000	1,368,360
Stone Energy Corp. (a)(c)	36,595	623,945
Sunoco, Inc. (c)	81,494	2,148,997
Swift Energy Co. (a)(c)	27,100	807,309
Syntroleum Corp. (a)(c)	28,735	65,803
Teekay Corp. (c)	38,589	970,127
Tesoro Corp. (c)	105,000	1,251,600
Toreador Resources Corp. (c)	11,881	104,672
Ultra Petroleum Corp. (a)(c)	118,234	5,406,841
Uranium Resources, Inc. (a)	35,013	24,509
USEC, Inc. (a)(c)	131,090	571,552
Vaalco Energy, Inc.	79,391	339,000
Valero Energy Corp.	414,016	7,253,560
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc. (a)(c)	12,178	$ 139,803
Verenium Corp. (a)(c)	607	3,296
W&T Offshore, Inc. (c)	42,447	373,958
Warren Resources, Inc. (a)	39,635	92,746
Western Refining, Inc. (a)(c)	33,616	145,893
Westmoreland Coal Co. (a)	6,000	66,540
Whiting Petroleum Corp. (a)(c)	36,279	2,715,483
Williams Companies, Inc.	414,978	8,938,626
World Fuel Services Corp. (c)	52,000	1,373,840
XTO Energy, Inc.	433,692	19,819,724
		771,650,154
TOTAL ENERGY		943,029,188
FINANCIALS - 16.7%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)(c)	30,064	2,138,452
Ameriprise Financial, Inc. (c)	186,493	7,465,315
Artio Global Investors, Inc. Class A	18,629	454,175
Bank of New York Mellon Corp.	902,188	25,730,402
BGC Partners, Inc. Class A	66,078	327,747
BlackRock, Inc. Class A (c)	31,304	6,849,315
Broadpoint Gleacher Securities Group, Inc. (a)	42,081	168,745
Calamos Asset Management, Inc. Class A	25,805	344,239
Charles Schwab Corp. (c)	697,578	12,772,653
Cohen & Steers, Inc. (c)	20,212	439,813
Deerfield Capital Corp. (a)	4,533	24,161
Duff & Phelps Corp. Class A	6,000	100,080
E*TRADE Financial Corp. (a)(c)	1,179,389	1,898,816
Eaton Vance Corp. (non-vtg.) (c)	83,605	2,524,035
Evercore Partners, Inc. Class A	15,609	469,987
FBR Capital Markets Corp. (a)(c)	20,000	108,200
Federated Investors, Inc. Class B (non-vtg.) (c)	67,548	1,689,375
Franklin Resources, Inc. (c)	119,801	12,186,158
GAMCO Investors, Inc. Class A	7,076	307,877
GFI Group, Inc.	130,042	716,531
GLG Partners, Inc. (a)(c)	221,482	615,720
Goldman Sachs Group, Inc.	324,856	50,791,236
Greenhill & Co., Inc.	20,623	1,473,513
HFF, Inc. (a)	4,989	33,676
International Assets Holding Corp. (a)(c)	3,399	53,058
Invesco Ltd.	312,770	6,130,292
Investment Technology Group, Inc. (a)(c)	27,556	469,003
Janus Capital Group, Inc. (c)	156,315	1,953,938
Jefferies Group, Inc.	90,236	2,252,291
JMP Group, Inc.	3,457	26,688
KBW, Inc. (a)	25,676	610,062
Knight Capital Group, Inc. Class A (a)(c)	70,244	1,133,738

	Shares	Value
LaBranche & Co., Inc. (a)(c)	68,828	$ 322,803
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,042
Legg Mason, Inc.	116,767	3,018,427
MF Global Holdings Ltd. (a)	84,807	586,864
Morgan Stanley	937,536	26,419,764
National Holdings Corp. (a)	1,200	840
Northern Trust Corp.	185,413	9,880,659
optionsXpress Holdings, Inc. (c)	43,413	686,360
Paulson Capital Corp. (a)	3,105	5,030
Penson Worldwide, Inc. (a)	22,876	215,263
Piper Jaffray Companies (a)(c)	16,738	724,588
Raymond James Financial, Inc. (c)	71,722	1,854,731
Riskmetrics Group, Inc. (a)	21,527	401,048
Safeguard Scientifics, Inc. (a)(c)	23,968	281,384
Sanders Morris Harris Group, Inc.	28,032	145,206
SEI Investments Co.	112,087	1,974,973
Siebert Financial Corp. (a)	2,700	6,075
State Street Corp. (c)	368,903	16,567,434
Stifel Financial Corp. (a)(c)	21,443	1,172,932
SWS Group, Inc. (c)	28,138	339,063
T. Rowe Price Group, Inc.	189,537	9,607,631
TD Ameritrade Holding Corp. (a)(c)	178,265	3,117,855
Teton Advisors, Inc.	106	1,378
Thomas Weisel Partners Group, Inc. (a)(c)	30,673	123,612
TradeStation Group, Inc. (a)(c)	37,111	256,066
U.S. Global Investments, Inc. Class A	8,884	85,997
Virtus Investment Partners, Inc. (a)	3,567	72,767
Waddell & Reed Financial, Inc. Class A (c)	60,354	1,984,440
Westwood Holdings Group, Inc.	1,501	58,134
		222,172,657
Commercial Banks - 3.1%
1st Source Corp.	10,000	149,300
Alliance Financial Corp.	3,000	80,580
Amcore Financial, Inc. (a)(c)	14,975	9,584
AmericanWest Bancorp (a)(c)	9,499	3,800
Ameris Bancorp (c)	7,711	73,255
Arrow Financial Corp.	8,096	204,829
Associated Banc-Corp. (c)	124,600	1,608,586
BancFirst Corp. (c)	9,220	367,878
BancorpSouth, Inc.	71,921	1,400,302
BancTrust Financial Group, Inc. (c)	4,882	22,115
Bank of Granite Corp. (a)	15,998	19,198
Bank of Hawaii Corp.	35,000	1,477,350
Bank of the Ozarks, Inc.	28,624	879,329
Banner Corp. (c)	11,743	31,824
Bar Harbor Bankshares	3,125	83,594
BB&T Corp. (c)	511,885	14,604,079
BOK Financial Corp.	16,000	735,680
Boston Private Financial Holdings, Inc. (c)	58,029	397,499
Bryn Mawr Bank Corp. (c)	2,149	37,350
Capital City Bank Group, Inc.	6,535	84,171
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CapitalSource, Inc.	227,700	$ 1,252,350
Capitol Bancorp Ltd. (c)	7,732	17,165
Cascade Bancorp (a)(c)	17,960	9,160
Cathay General Bancorp	49,559	482,209
Center Bancorp, Inc.	5,692	48,154
Central Pacific Financial Corp. (a)(c)	43,309	56,302
Chemical Financial Corp.	23,201	477,941
Citizens & Northern Corp.	10,210	113,842
Citizens Banking Corp., Michigan (a)	281,585	198,517
City Bank Lynnwood, Washington (a)(c)	15,020	22,230
City Holding Co. (c)	18,741	601,399
City National Corp. (c)	26,500	1,322,880
CoBiz, Inc. (c)	13,382	79,088
Columbia Banking Systems, Inc. (c)	23,838	487,725
Comerica, Inc.	112,815	4,070,365
Commerce Bancshares, Inc.	50,400	2,041,704
Community Bank System, Inc.	31,618	708,559
Community Capital Corp.	483	1,333
Community Trust Bancorp, Inc.	13,467	343,543
Cullen/Frost Bankers, Inc.	44,600	2,415,090
CVB Financial Corp. (c)	87,295	811,844
Danvers Bancorp, Inc.	12,572	178,145
East West Bancorp, Inc. (c)	94,055	1,647,844
Eastern Virgina Bankshares, Inc.	955	7,105
Enterprise Financial Services Corp. (c)	4,000	34,280
Fidelity Southern Corp.	3,565	20,499
Fifth Third Bancorp	591,985	7,228,137
Financial Institutions, Inc. (c)	2,005	26,546
First Bancorp, North Carolina	10,694	150,999
First Bancorp, Puerto Rico (c)	61,810	131,037
First Busey Corp.	20,930	78,697
First Citizen Bancshares, Inc.	4,345	795,092
First Commonwealth Financial Corp. (c)	70,774	397,042
First Community Bancshares, Inc.	8,000	92,000
First Financial Bancorp, Ohio	45,155	838,077
First Financial Bankshares, Inc. (c)	19,975	1,045,691
First Financial Corp., Indiana (c)	10,280	270,158
First Horizon National Corp. (c)	157,809	2,019,955
First M&F Corp.	2,524	7,698
First Merchants Corp.	29,096	168,466
First Midwest Bancorp, Inc., Delaware (c)	45,414	617,176
First State Bancorp. (a)(c)	16,034	7,047
First United Corp.	3,511	20,188
FirstMerit Corp.	60,880	1,287,003
FNB Corp., North Carolina (c)	2,866	3,554
FNB Corp., Pennsylvania	100,799	766,072
Frontier Financial Corp. (a)(c)	2,639	9,500
Fulton Financial Corp.	155,049	1,491,571
Glacier Bancorp, Inc. (c)	58,280	845,060
Great Southern Bancorp, Inc. (c)	7,927	181,132
Green Bankshares, Inc. (c)	8,074	48,525

	Shares	Value
Guaranty Bancorp (a)	16,227	$ 22,069
Hancock Holding Co. (c)	29,737	1,198,996
Hanmi Financial Corp. (a)(c)	122,421	295,035
Harleysville National Corp., Pennsylvania (c)	35,764	236,400
Hawthorn Bancshares, Inc.	1,490	17,001
Heartland Financial USA, Inc. (c)	8,001	116,175
Heritage Commerce Corp.	7,114	24,899
Heritage Financial Corp., Washington (c)	1,630	24,108
Home Bancshares, Inc. (c)	26,545	644,513
Hudson Valley Holding Corp.	5,755	139,559
Huntington Bancshares, Inc.	452,297	2,175,549
IBERIABANK Corp. (c)	31,187	1,781,090
Independent Bank Corp., Massachusetts (c)	30,181	741,849
Independent Bank Corp., Michigan (c)	13,306	9,980
Integra Bank Corp. (c)	11,329	6,571
International Bancshares Corp. (c)	45,000	954,000
Intervest Bancshares Corp. Class A (a)	7,165	27,585
Investors Bancorp, Inc. (a)	40,000	514,800
KeyCorp	625,084	4,469,351
Lakeland Bancorp, Inc.	10,000	76,200
Lakeland Financial Corp.	8,000	140,880
M&T Bank Corp. (c)	50,000	3,871,500
Macatawa Bank Corp. (a)(c)	13,284	19,926
MainSource Financial Group, Inc.	8,776	56,079
Marshall & Ilsley Corp.	380,202	2,691,830
MB Financial, Inc. (c)	34,327	698,554
MBT Financial Corp. (c)	1,800	2,718
Merchants Bancshares, Inc.	4,149	88,415
Midsouth Bancorp, Inc. (c)	4,009	62,540
Midwest Banc Holdings, Inc. (a)	4,350	1,305
Nara Bancorp, Inc. (a)(c)	20,658	182,410
National Penn Bancshares, Inc. (c)	140,507	968,093
NBT Bancorp, Inc.	22,921	486,842
NewBridge Bancorp (a)	8,389	20,301
North Valley Bancorp (a)	4,941	9,635
Northern States Financial Corp. (a)	1,314	3,942
Northrim Bancorp, Inc.	3,414	54,317
Northway Financial, Inc.	998	8,034
Old National Bancorp, Indiana	71,743	815,000
Old Second Bancorp, Inc. (c)	7,309	49,628
Oriental Financial Group, Inc. (c)	23,277	256,978
Pacific Capital Bancorp (c)	107,005	131,616
Pacific Premier Bancorp, Inc. (a)	40	171
PacWest Bancorp	40,763	827,489
Park National Corp. (c)	8,529	455,022
Peoples Bancorp, Inc.	1,660	23,871
Peoples Financial Corp., Mississippi	3,102	48,701
Pinnacle Financial Partners, Inc. (a)(c)	34,998	528,820
PNC Financial Services Group, Inc. (c)	387,180	20,814,797
Popular, Inc.	400,000	772,000
Preferred Bank, Los Angeles California (c)	6,582	8,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Premier Financial Bancorp, Inc.	134	$ 1,020
Princeton National Bancorp, Inc.	2,956	29,501
PrivateBancorp, Inc. (c)	49,798	647,374
Prosperity Bancshares, Inc. (c)	38,585	1,614,011
Regions Financial Corp.	900,505	6,078,409
Renasant Corp. (c)	26,193	399,705
Republic Bancorp, Inc., Kentucky Class A (c)	21,178	357,273
Royal Bancshares of Pennsylvania, Inc. Class A (a)(c)	3,140	7,693
S&T Bancorp, Inc. (c)	33,224	589,062
S.Y. Bancorp, Inc.	7,621	167,281
Sandy Spring Bancorp, Inc.	12,869	181,968
SCBT Financial Corp. (c)	10,000	363,600
Seacoast Banking Corp., Florida	15,254	23,644
Shore Bancshares, Inc.	3,440	38,941
Signature Bank, New York (a)(c)	35,833	1,334,063
Simmons First National Corp. Class A (c)	10,974	291,469
South Financial Group, Inc.	168,667	96,140
Southside Bancshares, Inc.	10,089	202,083
Southwest Bancorp, Inc., Oklahoma	11,359	88,827
State Bancorp, Inc., New York	4,423	32,067
StellarOne Corp.	13,915	164,614
Sterling Bancorp, New York	14,289	117,027
Sterling Bancshares, Inc. (c)	95,935	452,813
Sterling Financial Corp., Washington (a)(c)	32,433	23,232
Suffolk Bancorp	11,495	327,378
Sun Bancorp, Inc., New Jersey (c)	3,985	13,908
SunTrust Banks, Inc.	366,489	8,726,103
Superior Bancorp (a)(c)	3,571	10,356
Susquehanna Bancshares, Inc., Pennsylvania (c)	59,662	498,178
SVB Financial Group (a)(c)	30,500	1,359,080
Synovus Financial Corp. (c)	359,778	1,025,367
Taylor Capital Group, Inc. (a)(c)	7,332	80,579
TCF Financial Corp.	85,000	1,227,400
Texas Capital Bancshares, Inc. (a)(c)	37,386	629,954
TIB Financial Corp. (c)	2,277	2,345
Tompkins Financial Corp. (c)	7,085	254,068
TowneBank (c)	21,000	257,670
Trico Bancshares (c)	14,031	256,487
Trustmark Corp.	48,414	1,103,839
U.S. Bancorp, Delaware	1,442,067	35,489,269
UMB Financial Corp.	21,290	815,620
Umpqua Holdings Corp. (c)	61,601	768,780
Union/First Market Bankshares Corp.	7,261	90,835
United Bankshares, Inc., West Virginia (c)	33,000	812,460
United Community Banks, Inc., Georgia (c)	79,388	329,460
Univest Corp. of Pennsylvania	4,000	69,480
Valley National Bancorp	110,250	1,587,600

	Shares	Value
Virginia Commerce Bancorp, Inc. (a)(c)	28,207	$ 168,396
VIST Financial Corp.	1,594	15,015
W Holding Co., Inc. (c)	1,270	25,679
Washington Banking Co., Oak Harbor (c)	6,532	78,188
Washington Trust Bancorp, Inc. (c)	8,654	147,378
Webster Financial Corp. (c)	73,147	1,170,352
Wells Fargo & Co.	3,671,747	100,385,563
WesBanco, Inc.	21,326	323,089
West Coast Bancorp (c)	21,337	56,116
Westamerica Bancorp.	26,362	1,446,747
Western Alliance Bancorp. (a)(c)	56,306	324,323
Whitney Holding Corp.	69,748	896,262
Wilmington Trust Corp., Delaware	49,762	717,568
Wilshire Bancorp, Inc. (c)	14,330	134,702
Wintrust Financial Corp. (c)	31,370	1,067,835
Zions Bancorp (c)	95,577	1,771,998
		283,589,273
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	180,538
American Express Co. (c)	793,991	30,322,516
AmeriCredit Corp. (a)(c)	40,315	897,009
Capital One Financial Corp. (c)	327,820	12,375,205
Cash America International, Inc.	19,680	754,334
CompuCredit Holdings Corp. (c)	12,844	44,440
Consumer Portfolio Services, Inc. (a)	2,866	4,758
Discover Financial Services	402,340	5,491,941
Dollar Financial Corp. (a)(c)	20,747	465,563
EZCORP, Inc. (non-vtg.) Class A (a)(c)	38,049	750,707
First Cash Financial Services, Inc. (a)(c)	23,673	502,341
First Marblehead Corp. (a)(c)	26,295	62,056
Nelnet, Inc. Class A	25,839	406,189
Rewards Network, Inc.	939	13,662
SLM Corp. (a)(c)	345,742	3,865,396
Student Loan Corp.	1,260	45,536
World Acceptance Corp. (a)(c)	25,221	1,053,986
		57,236,177
Diversified Financial Services - 3.8%
Asset Acceptance Capital Corp. (a)(c)	7,523	42,655
Asta Funding, Inc. (c)	5,197	35,028
Bank of America Corp.	7,461,126	124,302,359
CIT Group, Inc. (a)	150,000	5,464,500
Citigroup, Inc. (c)	15,438,299	52,490,217
CME Group, Inc.	50,894	15,354,211
Encore Capital Group, Inc. (a)(c)	11,268	203,275
Interactive Brokers Group, Inc. (a)(c)	44,702	770,215
IntercontinentalExchange, Inc. (a)(c)	54,681	5,866,724
JPMorgan Chase & Co.	2,958,421	124,164,929
Leucadia National Corp. (a)(c)	132,195	3,138,309
Life Partners Holdings, Inc. (c)	17,373	357,536
MarketAxess Holdings, Inc.	26,498	396,410
Marlin Business Services Corp. (a)	13,466	120,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Medallion Financial Corp.	100	$ 809
MicroFinancial, Inc.	100	336
Moody's Corp.	140,000	3,726,800
MSCI, Inc. Class A (a)(c)	72,434	2,171,571
NewStar Financial, Inc. (a)	20,000	125,200
NYSE Euronext	188,669	4,977,088
PHH Corp. (a)(c)	59,148	1,094,829
PICO Holdings, Inc. (a)(c)	13,929	474,143
Portfolio Recovery Associates, Inc. (a)(c)	12,533	668,385
Resource America, Inc. Class A	2,747	11,675
The NASDAQ Stock Market, Inc. (a)	110,764	2,063,533
		348,020,988
Insurance - 4.1%
21st Century Holding Co.	1,486	6,226
AFLAC, Inc.	354,157	17,513,064
Alleghany Corp. (c)	4,397	1,219,068
Allied World Assurance Co. Holdings Ltd.	27,000	1,244,700
Allstate Corp.	390,708	12,209,625
AMBAC Financial Group, Inc. (a)(c)	410,618	291,539
American Equity Investment Life Holding Co.	59,688	525,254
American Financial Group, Inc. (c)	55,143	1,426,549
American Independence Corp. (a)	587	2,671
American International Group, Inc. (a)(c)	92,548	2,292,414
American National Insurance Co.	11,084	1,203,057
American Physicians Capital, Inc.	15,330	435,679
Amerisafe, Inc. (a)(c)	26,805	461,314
Amtrust Financial Services, Inc. (c)	27,691	392,381
Aon Corp.	179,687	7,356,386
Arch Capital Group Ltd. (a)(c)	42,274	3,127,431
Argo Group International Holdings, Ltd.	30,409	846,282
Arthur J. Gallagher & Co. (c)	69,000	1,637,370
Aspen Insurance Holdings Ltd.	70,807	2,001,006
Assurant, Inc.	85,940	2,622,889
Assured Guaranty Ltd. (c)	101,751	2,146,946
Axis Capital Holdings Ltd. (c)	101,545	3,193,590
Baldwin & Lyons, Inc. Class B	4,120	99,622
Berkshire Hathaway, Inc. Class B (a)(c)	1,434,588	114,953,536
Brown & Brown, Inc.	81,000	1,359,180
Cincinnati Financial Corp. (c)	94,540	2,543,126
Citizens, Inc. Class A (a)(c)	10,251	66,426
CNA Financial Corp. (a)(c)	15,858	389,948
CNA Surety Corp. (a)	10,202	164,456
Conseco, Inc. (a)(c)	192,391	958,107
Crawford & Co. Class B (a)(c)	12,173	46,623
Delphi Financial Group, Inc. Class A	36,189	771,911
Donegal Group, Inc. Class A	4,000	58,840
eHealth, Inc. (a)(c)	26,465	441,966
EMC Insurance Group	5,875	119,028
Employers Holdings, Inc.	42,267	557,079

	Shares	Value
Endurance Specialty Holdings Ltd.	38,455	$ 1,478,979
Enstar Group Ltd. (a)(c)	5,811	366,151
Erie Indemnity Co. Class A	22,010	872,036
Everest Re Group Ltd.	42,336	3,616,341
FBL Financial Group, Inc. Class A	15,106	306,954
Fidelity National Financial, Inc. Class A	156,945	2,236,466
First Acceptance Corp. (a)(c)	4,717	10,000
First Mercury Financial Corp.	26,399	375,658
Flagstone Reinsurance Holdings Ltd.	22,474	257,103
FPIC Insurance Group, Inc. (a)(c)	10,826	399,155
Gainsco, Inc. (a)	24	204
Genworth Financial, Inc. Class A (a)(c)	340,077	5,420,827
Greenlight Capital Re, Ltd. (a)(c)	15,000	379,800
Hanover Insurance Group, Inc. (c)	35,000	1,475,250
Harleysville Group, Inc.	9,568	321,006
Hartford Financial Services Group, Inc.	286,090	6,972,013
HCC Insurance Holdings, Inc.	77,000	2,148,300
Hilltop Holdings, Inc. (a)(c)	49,607	593,300
Horace Mann Educators Corp.	44,112	592,865
Independence Holding Co.	2,923	25,489
Infinity Property & Casualty Corp.	16,435	669,726
Investors Title Co.	1,263	43,788
Kansas City Life Insurance Co.	1,314	38,487
Lincoln National Corp. (c)	223,003	5,615,216
Loews Corp.	254,636	9,284,029
Maiden Holdings Ltd.	60,916	427,630
Markel Corp. (a)(c)	6,839	2,412,457
Marsh & McLennan Companies, Inc.	381,000	8,846,820
Max Capital Group Ltd.	52,456	1,266,288
MBIA, Inc. (a)(c)	216,943	1,045,665
Meadowbrook Insurance Group, Inc.	54,430	385,364
Mercury General Corp.	16,723	686,646
MetLife, Inc. (c)	438,139	15,943,878
Montpelier Re Holdings Ltd. (c)	74,764	1,326,313
National Financial Partners Corp. (a)(c)	44,490	511,190
National Security Group, Inc.	1,845	23,653
National Western Life Insurance Co. Class A	1,133	190,219
Navigators Group, Inc. (a)	13,450	509,352
Nymagic, Inc.	5,552	88,110
Old Republic International Corp.	158,026	1,784,114
OneBeacon Insurance Group Ltd.	23,931	363,033
PartnerRe Ltd.	45,306	3,606,811
Phoenix Companies, Inc. (a)(c)	71,358	169,118
Platinum Underwriters Holdings Ltd.	39,456	1,475,260
PMA Capital Corp. Class A (a)	23,448	133,185
Presidential Life Corp.	6,351	62,240
Principal Financial Group, Inc. (c)	226,295	5,252,307
ProAssurance Corp. (a)(c)	21,839	1,164,455
Progressive Corp.	462,697	7,935,254
Protective Life Corp.	64,249	1,179,612
Prudential Financial, Inc. (c)	350,201	18,354,034
Reinsurance Group of America, Inc.	61,109	2,904,511
RenaissanceRe Holdings Ltd.	45,609	2,524,914
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RLI Corp. (c)	16,051	$ 855,358
Safety Insurance Group, Inc.	17,332	643,710
SeaBright Insurance Holdings, Inc. (a)	44,303	465,625
Selective Insurance Group, Inc. (c)	40,110	650,183
StanCorp Financial Group, Inc. (c)	33,116	1,423,326
State Auto Financial Corp.	7,238	132,745
Stewart Information Services Corp.	24,933	350,558
Symetra Financial Corp.	24,709	320,970
The Chubb Corp. (c)	251,264	12,678,781
The First American Corp. (c)	75,930	2,447,224
The Travelers Companies, Inc.	410,240	21,574,522
Torchmark Corp. (c)	60,491	2,812,832
Tower Group, Inc. (c)	37,952	864,167
Transatlantic Holdings, Inc.	35,420	1,760,374
Unico American Corp.	4,102	39,010
United America Indemnity Ltd. Class A (a)	31,894	258,022
United Fire & Casualty Co.	23,328	396,576
Unitrin, Inc.	41,693	1,007,303
Unum Group (c)	252,914	5,263,140
UTG, Inc. (a)	300	2,640
Validus Holdings Ltd.	75,910	2,124,721
W.R. Berkley Corp. (c)	86,415	2,224,322
Wesco Financial Corp.	700	262,885
White Mountains Insurance Group Ltd. (c)	6,705	2,324,221
XL Capital Ltd. Class A (c)	246,803	4,509,091
Zenith National Insurance Corp. (c)	29,762	1,133,635
		375,282,806
Real Estate Investment Trusts - 2.2%
Acadia Realty Trust (SBI) (c)	35,164	588,294
Agree Realty Corp.	8,779	193,665
Alexanders, Inc. (a)(c)	2,401	701,092
Alexandria Real Estate Equities, Inc. (c)	29,232	1,801,276
AMB Property Corp. (SBI) (c)	99,264	2,416,086
American Campus Communities, Inc. (c)	36,771	1,016,350
American Capital Agency Corp. (c)	34,225	866,577
Annaly Capital Management, Inc. (c)	400,000	7,352,000
Anworth Mortgage Asset Corp.	153,178	1,035,483
Apartment Investment & Management Co. Class A	102,089	1,703,865
Arbor Realty Trust, Inc. (a)(c)	16,496	37,611
Ashford Hospitality Trust, Inc. (a)(c)	84,350	462,238
Associated Estates Realty Corp.	9,366	115,951
AvalonBay Communities, Inc. (c)	56,068	4,565,057
BioMed Realty Trust, Inc. (c)	70,370	1,087,217
Boston Properties, Inc. (c)	99,574	6,764,062
Brandywine Realty Trust (SBI) (c)	94,156	1,055,489
BRE Properties, Inc.	42,020	1,416,494
BRT Realty Trust	6,477	32,579
Camden Property Trust (SBI) (c)	44,453	1,780,343

	Shares	Value
Capital Trust, Inc. Class A (a)(c)	10,158	$ 17,167
CapLease, Inc.	36,578	160,943
Capstead Mortgage Corp. (c)	62,067	772,113
Care Investment Trust, Inc. (c)	10,413	86,636
CBL & Associates Properties, Inc. (c)	115,279	1,370,667
Cedar Shopping Centers, Inc. (c)	41,816	275,567
Chesapeake Lodging Trust (a)	6,355	126,973
Chimera Investment Corp. (c)	423,047	1,692,188
Cohen & Co., Inc. (a)	8,005	68,443
Colonial Properties Trust (SBI) (c)	71,025	837,385
Colony Financial, Inc.	9,187	183,189
Corporate Office Properties Trust (SBI) (c)	35,000	1,289,050
Cousins Properties, Inc. (c)	70,442	506,478
Crexus Investment Corp.	10,069	139,254
DCT Industrial Trust, Inc. (c)	180,385	887,494
Developers Diversified Realty Corp. (c)	124,068	1,316,361
DiamondRock Hospitality Co. (c)	87,952	786,291
Digital Realty Trust, Inc.	47,842	2,467,690
Douglas Emmett, Inc. (c)	104,380	1,470,714
Duke Realty LP (c)	153,138	1,699,832
DuPont Fabros Technology, Inc. (c)	26,350	516,460
EastGroup Properties, Inc. (c)	28,128	1,009,795
Education Realty Trust, Inc.	23,412	127,595
Entertainment Properties Trust (SBI) (c)	30,292	1,157,760
Equity Lifestyle Properties, Inc. (c)	24,648	1,225,992
Equity One, Inc. (c)	14,649	270,567
Equity Residential (SBI) (c)	200,000	7,216,000
Essex Property Trust, Inc. (c)	17,443	1,498,354
Extra Space Storage, Inc.	77,216	870,996
Federal Realty Investment Trust (SBI)	41,592	2,868,184
FelCor Lodging Trust, Inc. (a)(c)	96,391	363,394
First Industrial Realty Trust, Inc. (a)(c)	24,246	134,080
First Potomac Realty Trust	52,304	715,519
Franklin Street Properties Corp. (c)	67,924	880,974
Getty Realty Corp. (c)	26,651	588,721
Gladstone Commercial Corp.	1,075	15,029
Glimcher Realty Trust (c)	20,141	86,606
Government Properties Income Trust	14,127	332,691
Gramercy Capital Corp. (a)	15,559	59,435
Hatteras Financial Corp.	33,076	858,984
HCP, Inc. (c)	209,980	6,043,224
Health Care REIT, Inc. (c)	90,000	3,812,400
Healthcare Realty Trust, Inc.	50,617	1,057,389
Hersha Hospitality Trust	87,818	364,445
Highwoods Properties, Inc. (SBI) (c)	47,000	1,365,350
Home Properties, Inc.	20,000	916,000
Hospitality Properties Trust (SBI) (c)	88,919	1,953,550
Host Hotels & Resorts, Inc. (a)(c)	461,991	5,409,915
HRPT Properties Trust (SBI) (c)	214,406	1,505,130
Inland Real Estate Corp.	49,435	415,254
Invesco Mortgage Capital, Inc.	32,210	731,167
Investors Real Estate Trust (c)	70,014	625,925
iStar Financial, Inc. (a)(c)	83,192	321,953
Kilroy Realty Corp. (c)	46,235	1,309,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. (c)	272,000	$ 3,778,080
Kite Realty Group Trust (c)	25,000	102,750
LaSalle Hotel Properties (SBI) (c)	44,880	871,121
Lexington Corporate Properties Trust	161,242	959,390
Liberty Property Trust (SBI) (c)	82,573	2,553,983
LTC Properties, Inc.	31,300	816,304
Mack-Cali Realty Corp. (c)	54,500	1,827,930
Maguire Properties, Inc. (a)(c)	23,156	34,734
Medical Properties Trust, Inc. (c)	102,197	1,051,607
MFA Financial, Inc.	203,114	1,470,545
Mid-America Apartment Communities, Inc. (c)	25,168	1,307,226
Mission West Properties, Inc.	21,235	145,247
Monmouth Real Estate Investment Corp. Class A (c)	6,448	47,715
National Health Investors, Inc. (c)	21,217	738,564
National Retail Properties, Inc. (c)	52,876	1,122,029
Nationwide Health Properties, Inc.	79,001	2,622,043
Newcastle Investment Corp. (a)	28,577	68,299
NorthStar Realty Finance Corp.	106,156	453,286
Omega Healthcare Investors, Inc. (c)	63,998	1,214,042
One Liberty Properties, Inc. (a)	13,099	128,894
Parkway Properties, Inc.	46,259	767,899
Pebblebrook Hotel Trust (a)	28,263	572,608
Pennsylvania Real Estate Investment Trust (SBI) (c)	63,690	640,085
Pennymac Mortgage Investment Trust	24,813	409,166
Piedmont Office Realty Trust, Inc. Class A	46,715	782,476
Plum Creek Timber Co., Inc. (c)	114,000	4,073,220
Post Properties, Inc. (c)	42,576	819,162
Potlatch Corp.	30,259	999,152
ProLogis Trust (c)	375,335	4,838,068
PS Business Parks, Inc. (c)	15,160	742,840
Public Storage (c)	92,000	7,561,480
RAIT Financial Trust (SBI) (a)	28,276	48,069
Ramco-Gershenson Properties Trust (SBI)	27,394	274,488
Rayonier, Inc. (c)	56,000	2,327,920
Realty Income Corp. (c)	72,902	2,041,256
Redwood Trust, Inc.	60,106	856,511
Regency Centers Corp. (c)	55,782	1,933,962
Resource Capital Corp. (c)	19,474	123,270
Saul Centers, Inc. (c)	10,424	371,928
Senior Housing Properties Trust (SBI) (c)	78,327	1,628,418
Simon Property Group, Inc. (c)	214,242	16,773,006
SL Green Realty Corp. (c)	57,413	2,931,508
Sovran Self Storage, Inc. (c)	25,331	803,753
Starwood Property Trust, Inc.	32,660	611,069
Strategic Hotel & Resorts, Inc. (a)(c)	85,107	229,789
Sun Communities, Inc.	32,457	625,446
Sunstone Hotel Investors, Inc. (a)(c)	71,009	634,820
Tanger Factory Outlet Centers, Inc. (c)	23,479	978,370

	Shares	Value
Taubman Centers, Inc. (c)	36,964	$ 1,431,616
Terreno Realty Corp.	6,755	127,062
The Macerich Co. (c)	73,333	2,613,588
Transcontinental Realty Investors, Inc. (a)(c)	600	7,350
U-Store-It Trust (c)	59,670	388,452
UDR, Inc. (c)	101,880	1,711,584
UMH Properties, Inc.	5,458	43,064
Universal Health Realty Income Trust (SBI)	9,854	333,361
Urstadt Biddle Properties, Inc.	365	5,238
Urstadt Biddle Properties, Inc. Class A	30,152	475,497
Ventas, Inc.	114,000	5,037,660
Vornado Realty Trust (c)	129,673	8,522,110
Walter Investment Management Corp.	14,410	208,657
Washington (REIT) (SBI)	40,563	1,130,085
Weingarten Realty Investors (SBI)	90,424	1,861,830
Winthrop Realty Trust	5,716	67,849
		198,453,371
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)(c)	1,964	31,660
Brookfield Properties Corp.	207,660	2,910,891
CB Richard Ellis Group, Inc. Class A (a)(c)	182,302	2,406,386
Consolidated-Tomoka Land Co.	2,829	89,849
Forest City Enterprises, Inc. Class A (a)(c)	83,148	997,776
Forestar Group, Inc. (a)(c)	26,562	471,210
Jones Lang LaSalle, Inc. (c)	30,032	1,912,738
Maui Land & Pineapple, Inc. (a)(c)	300	1,365
Tejon Ranch Co. (a)(c)	10,008	324,259
The St. Joe Co. (a)(c)	66,000	1,815,000
Thomas Properties Group, Inc.	17,236	47,054
		11,008,188
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc. (a)(c)	23,617	26,687
Arlington Asset Investment Corp.	5,868	106,387
Astoria Financial Corp. (c)	81,000	1,074,870
Bank Mutual Corp. (c)	51,972	337,298
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	2,150	2,709
BankFinancial Corp.	10,309	98,966
BCSB Bancorp, Inc. (a)	1,892	18,863
Beneficial Mutual Bancorp, Inc. (a)(c)	40,486	380,164
Berkshire Hills Bancorp, Inc.	10,481	187,400
Brookline Bancorp, Inc., Delaware	88,886	913,748
Camco Financial Corp.	404	1,002
Capitol Federal Financial (c)	19,206	664,912
CFS Bancorp, Inc. (c)	800	2,864
Charter Financial Corp., Georgia	976	9,223
Citizens South Banking Corp., Delaware	4,457	23,221
Clifton Savings Bancorp, Inc.	17,436	155,180
Dime Community Bancshares, Inc. (c)	60,270	731,678
Doral Financial Corp. (a)(c)	1,074	3,362
ESB Financial Corp.	6,022	75,456
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESSA Bancorp, Inc.	5,000	$ 58,500
Fannie Mae (a)(c)	968,178	958,496
Farmer Mac Class C (non-vtg.)	7,000	61,180
First Defiance Financial Corp.	3,662	36,034
First Financial Holdings, Inc.	7,180	85,873
First Financial Service Corp. (c)	2,933	27,394
First Niagara Financial Group, Inc. (c)	145,600	2,044,224
First Place Financial Corp.	7,637	26,348
Flagstar Bancorp, Inc. (a)(c)	25,355	16,354
Flushing Financial Corp.	14,744	187,101
Freddie Mac (a)(c)	621,122	732,924
Guaranty Federal Bancshares, Inc. (a)	1,075	5,762
HF Financial Corp.	3,182	32,456
Hingham Institution for Savings	1,751	58,641
Hudson City Bancorp, Inc.	354,456	4,792,245
Indiana Community Bancorp	2,634	21,810
MGIC Investment Corp. (a)(c)	138,604	1,061,707
NASB Financial, Inc.	1,400	26,586
New York Community Bancorp, Inc. (c)	320,000	4,956,800
NewAlliance Bancshares, Inc. (c)	74,000	886,520
Northwest Bancshares, Inc.	36,909	435,895
OceanFirst Financial Corp.	6,806	69,557
Ocwen Financial Corp. (a)(c)	53,024	573,189
Oritani Financial Corp.	4,300	68,112
Pamrapo Bancorp, Inc.	3,273	27,821
Parkvale Financial Corp.	597	4,639
People's United Financial, Inc. (c)	299,363	4,720,955
Provident Financial Holdings, Inc.	1,612	5,255
Provident Financial Services, Inc.	61,712	676,364
Provident New York Bancorp	51,443	448,583
PVF Capital Corp. (a)	4,876	9,508
PVF Capital Corp. rights 3/22/10 (a)	4,876	1,797
Radian Group, Inc. (c)	103,377	1,015,162
Riverview Bancorp, Inc. (a)	7,997	19,513
TF Financial Corp.	1,890	36,005
TFS Financial Corp. (c)	82,949	1,065,895
The PMI Group, Inc. (a)	125,151	350,423
TierOne Corp. (a)	11,942	7,762
Timberland Bancorp, Inc.	5,856	24,185
Tree.com, Inc. (a)	3,810	32,347
Trustco Bank Corp., New York	74,801	452,546
United Community Financial Corp., Ohio (a)	12,927	19,649
ViewPoint Financial Group (c)	10,000	146,100
Washington Federal, Inc. (c)	82,002	1,598,219
Westfield Financial, Inc.	30,000	248,700
WSFS Financial Corp.	4,835	148,386
		33,097,512
TOTAL FINANCIALS		1,528,860,972

	Shares	Value
HEALTH CARE - 12.5%
Biotechnology - 1.9%
Aastrom Biosciences, Inc. (a)(c)	237	$ 367
Abraxis BioScience, Inc. (a)(c)	2,220	71,817
Acadia Pharmaceuticals, Inc. (a)	22,950	30,065
Acorda Therapeutics, Inc. (a)(c)	30,000	905,400
Alexion Pharmaceuticals, Inc. (a)	66,653	3,300,657
Alkermes, Inc. (a)(c)	76,000	870,960
Allos Therapeutics, Inc. (a)(c)	104,713	814,667
Alnylam Pharmaceuticals, Inc. (a)(c)	32,109	559,339
AMAG Pharmaceuticals, Inc. (a)(c)	17,373	663,475
Amgen, Inc. (a)	759,683	43,005,655
Amylin Pharmaceuticals, Inc. (a)(c)	118,586	2,241,275
Anadys Pharmaceuticals, Inc. (a)	20,000	38,600
Antigenics, Inc. (a)	5,388	4,149
Arena Pharmaceuticals, Inc. (a)(c)	152,303	463,001
ARIAD Pharmaceuticals, Inc. (a)(c)	84,946	215,763
ArQule, Inc. (a)(c)	4,060	13,357
Array Biopharma, Inc. (a)	66,004	147,849
AVI BioPharma, Inc. (a)(c)	105,582	152,038
Avigen, Inc. rights (a)	1,600	80
BioCryst Pharmaceuticals, Inc. (a)(c)	46,332	296,525
Biogen Idec, Inc. (a)(c)	215,546	11,857,185
BioMarin Pharmaceutical, Inc. (a)(c)	85,226	1,704,520
Biosante Pharmaceuticals, Inc. (a)	18,904	31,759
BioSphere Medical, Inc. (a)	800	2,496
Cel-Sci Corp. (a)(c)	266,957	181,531
Celera Corp. (a)(c)	65,299	391,141
Celgene Corp. (a)(c)	350,446	20,858,546
Cell Therapeutics, Inc. (a)(c)	615,429	412,337
Celldex Therapeutics, Inc. (a)	1,563	8,034
Cephalon, Inc. (a)(c)	49,000	3,364,830
Cepheid, Inc. (a)(c)	45,427	685,948
Cubist Pharmaceuticals, Inc. (a)(c)	45,855	964,789
Cytokinetics, Inc. (a)	14,366	43,673
Dendreon Corp. (a)(c)	97,379	3,041,146
Dyax Corp. (a)(c)	46,447	162,565
Dynavax Technologies Corp. (a)	152,859	223,174
Emergent BioSolutions, Inc. (a)(c)	21,536	315,718
EntreMed, Inc. (a)	3,700	2,738
Enzon Pharmaceuticals, Inc. (a)(c)	46,219	429,375
Exact Sciences Corp. (a)	3,245	13,337
Exelixis, Inc. (a)(c)	113,877	736,784
Facet Biotech Corp. (a)(c)	16,400	268,796
Genta, Inc. (a)	14	2
GenVec, Inc. (a)(c)	94,694	224,425
Genzyme Corp. (a)(c)	194,146	11,105,151
Geron Corp. (a)(c)	84,098	466,744
Gilead Sciences, Inc. (a)	685,168	32,620,848
GTC Biotherapeutics, Inc. (a)	410	431
GTx, Inc. (a)(c)	15,000	60,000
Halozyme Therapeutics, Inc. (a)(c)	76,820	420,205
Hemispherx Biopharma, Inc. (a)(c)	94,845	64,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	133,260	$ 3,751,269
Idenix Pharmaceuticals, Inc. (a)	4,502	12,245
Idera Pharmaceuticals, Inc. (a)(c)	9,000	43,110
ImmunoGen, Inc. (a)(c)	88,822	587,113
Immunomedics, Inc. (a)	63,727	241,525
Incyte Corp. (a)(c)	111,927	1,193,142
Infinity Pharmaceuticals, Inc. (a)	53	324
InterMune, Inc. (c)	40,081	550,713
Ironwood Pharmaceuticals, Inc. Class A	13,548	176,124
Isis Pharmaceuticals, Inc. (a)(c)	74,678	660,154
Keryx Biopharmaceuticals, Inc. (a)(c)	173,161	436,366
La Jolla Pharmaceutical Co. (a)	2,083	217
Lexicon Pharmaceuticals, Inc. (a)	6,506	11,646
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(c)	116,946	205,825
MannKind Corp. (a)(c)	62,676	626,133
Martek Biosciences (a)(c)	37,649	746,580
Maxygen, Inc. (a)	29,687	159,122
Medivation, Inc. (a)	28,094	1,011,665
Metabolix, Inc. (a)(c)	16,896	161,188
Momenta Pharmaceuticals, Inc. (a)(c)	30,314	443,797
Myriad Genetics, Inc. (a)(c)	72,648	1,670,904
Myriad Pharmaceuticals, Inc. (a)	80,016	384,877
Nabi Biopharmaceuticals (a)(c)	12,447	65,098
Neurocrine Biosciences, Inc. (a)	15,860	41,553
Novavax, Inc. (a)(c)	92,577	200,892
NPS Pharmaceuticals, Inc. (a)	78,167	261,078
Omeros Corp.	5,151	28,897
OncoGenex Pharmaceuticals, Inc. (a)	2,200	36,630
ONYX Pharmaceuticals, Inc. (a)(c)	45,962	1,275,905
Orchid Cellmark, Inc. (a)	3,164	4,683
OREXIGEN Therapeutics, Inc. (a)(c)	39,620	248,814
Orthologic Corp. (a)	7,445	7,743
OSI Pharmaceuticals, Inc. (a)(c)	39,211	1,451,591
Osiris Therapeutics, Inc. (a)(c)	16,000	131,680
PDL BioPharma, Inc.	92,000	644,000
Peregrine Pharmaceuticals, Inc. (a)	1,667	5,401
Pharmasset, Inc. (a)(c)	18,329	388,758
Progenics Pharmaceuticals, Inc. (a)(c)	24,778	107,784
Regeneron Pharmaceuticals, Inc. (a)(c)	51,359	1,256,241
Repligen Corp. (a)	6,096	20,544
Rigel Pharmaceuticals, Inc. (a)(c)	54,426	410,916
Sangamo Biosciences, Inc. (a)(c)	43,327	217,068
Savient Pharmaceuticals, Inc. (a)(c)	51,925	699,949
SciClone Pharmaceuticals, Inc. (a)(c)	7,834	25,774
Seattle Genetics, Inc. (a)(c)	65,830	671,466
Spectrum Pharmaceuticals, Inc. (a)(c)	33,764	153,964
StemCells, Inc. (a)(c)	7,323	8,568
Talecris Biotherapeutics Holdings Corp.	37,742	808,434
Telik, Inc. (a)	13,264	11,142

	Shares	Value
Theravance, Inc. (a)(c)	50,642	$ 551,491
Trimeris, Inc. (a)(c)	16,866	40,816
United Therapeutics Corp. (a)(c)	38,484	2,209,366
Vanda Pharmaceuticals, Inc. (a)(c)	33,405	343,069
Vertex Pharmaceuticals, Inc. (a)(c)	130,851	5,313,859
Vical, Inc. (a)	1,900	6,232
XOMA Ltd. (a)(c)	118,882	56,564
Zymogenetics, Inc. (a)(c)	47,216	252,133
		175,489,913
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)(c)	35,896	911,399
Abiomed, Inc. (a)(c)	42,289	427,542
Accuray, Inc. (a)(c)	40,848	276,541
Align Technology, Inc. (a)(c)	51,536	932,802
American Medical Systems Holdings, Inc. (a)(c)	51,602	935,028
Analogic Corp.	10,743	443,686
Angiodynamics, Inc. (a)(c)	30,684	498,922
ArthroCare Corp. (a)	17,120	454,878
Atrion Corp.	239	37,193
Baxter International, Inc.	456,558	25,991,847
Beckman Coulter, Inc.	48,897	3,205,687
Becton, Dickinson & Co.	169,438	13,194,137
BioLase Technology, Inc. (a)	4,009	8,018
Boston Scientific Corp. (a)(c)	1,129,583	8,742,972
C. R. Bard, Inc. (c)	70,449	5,902,217
Cantel Medical Corp. (c)	25,300	494,615
Cardiac Science Corp. (a)	18,171	38,341
CareFusion Corp. (a)(c)	129,533	3,269,413
Cerus Corp. (a)(c)	7,762	19,017
Conceptus, Inc. (a)(c)	36,912	724,583
CONMED Corp. (a)(c)	22,708	496,851
Cooper Companies, Inc. (c)	29,278	1,172,877
Cryolife, Inc. (a)	24,384	171,907
Cutera, Inc. (a)(c)	17,971	168,927
Cyberonics, Inc. (a)(c)	37,461	668,679
Cynosure, Inc. Class A (a)	4,942	48,876
DENTSPLY International, Inc. (c)	100,849	3,337,093
DexCom, Inc. (a)(c)	35,872	324,283
Edwards Lifesciences Corp. (a)(c)	41,172	3,780,825
ev3, Inc. (a)(c)	68,550	997,403
Exactech, Inc. (a)	2,735	53,032
Fonar Corp. (a)	837	1,138
Gen-Probe, Inc. (a)(c)	36,069	1,625,991
Greatbatch, Inc. (a)(c)	28,241	551,264
Haemonetics Corp. (a)(c)	20,658	1,104,996
HealthTronics, Inc. (a)(c)	8,119	24,519
Hill-Rom Holdings, Inc.	43,235	1,134,486
Hologic, Inc. (a)	196,221	3,384,812
Hospira, Inc. (a)(c)	115,263	6,031,713
ICU Medical, Inc. (a)(c)	21,567	741,258
IDEXX Laboratories, Inc. (a)(c)	39,739	2,098,617
Immucor, Inc. (a)(c)	49,842	963,446
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)(c)	17,937	$ 263,674
Integra LifeSciences Holdings Corp. (a)(c)	16,514	657,257
Intuitive Surgical, Inc. (a)(c)	28,712	9,967,084
Invacare Corp. (c)	38,841	1,059,582
Inverness Medical Innovations, Inc. (a)(c)	59,028	2,303,273
IRIS International, Inc. (a)	23,799	272,975
IVAX Diagnostics, Inc. (a)	3,600	1,800
Kensey Nash Corp. (a)(c)	28,556	630,231
Kewaunee Scientific Corp.	1,601	22,334
Kinetic Concepts, Inc. (a)(c)	41,103	1,723,038
Masimo Corp.	37,353	1,034,305
Medical Action Industries, Inc. (a)	15,016	188,301
Medtronic, Inc.	836,829	36,318,379
Meridian Bioscience, Inc. (c)	41,244	913,967
Merit Medical Systems, Inc. (a)	27,493	404,697
Misonix, Inc. (a)	3,000	6,960
Natus Medical, Inc. (a)(c)	28,650	386,202
Neogen Corp. (a)(c)	25,894	627,412
Neoprobe Corp. (a)	100	200
NuVasive, Inc. (a)(c)	32,642	1,304,048
NxStage Medical, Inc. (a)(c)	36,056	383,996
OraSure Technologies, Inc. (a)(c)	23,767	130,719
Orthofix International NV (a)	22,410	763,957
Osteotech, Inc. (a)	3,427	13,331
Otix Global, Inc. (a)	3,941	3,626
Palomar Medical Technologies, Inc. (a)	10,806	97,578
PLC Systems, Inc. (a)	400	74
Quidel Corp. (a)(c)	47,431	619,449
ResMed, Inc. (a)(c)	57,659	3,291,176
Retractable Technologies, Inc. (a)	6,105	9,096
RTI Biologics, Inc. (a)	25,405	95,269
Sirona Dental Systems, Inc. (a)(c)	18,681	670,461
Somanetics Corp. (a)(c)	11,971	201,831
SonoSite, Inc. (a)(c)	29,185	864,460
St. Jude Medical, Inc. (a)(c)	249,588	9,539,253
Staar Surgical Co. (a)(c)	3,978	14,957
Stereotaxis, Inc. (a)(c)	28,535	135,541
Steris Corp. (c)	32,480	1,026,693
Stryker Corp. (c)	225,866	11,993,485
SurModics, Inc. (a)(c)	22,713	437,452
Symmetry Medical, Inc. (a)	34,161	293,785
Synovis Life Technologies, Inc. (a)	11,000	154,000
Teleflex, Inc.	26,627	1,622,649
The Spectranetics Corp. (a)(c)	20,955	139,141
Theragenics Corp. (a)	1,300	1,846
ThermoGenesis Corp. (a)	73,719	42,005
Thoratec Corp. (a)(c)	39,564	1,141,421
TomoTherapy, Inc. (a)	19,200	63,552
Urologix, Inc. (a)(c)	3,800	5,282
Varian Medical Systems, Inc. (a)(c)	86,977	4,259,264
Volcano Corp. (a)(c)	43,320	891,959

	Shares	Value
West Pharmaceutical Services, Inc. (c)	24,982	$ 973,049
Wright Medical Group, Inc. (a)(c)	34,533	581,881
Young Innovations, Inc.	2,508	67,214
Zimmer Holdings, Inc. (a)(c)	155,240	8,899,909
Zoll Medical Corp. (a)(c)	21,697	562,386
		203,469,297
Health Care Providers & Services - 2.4%
Aetna, Inc. (c)	319,339	9,576,977
Air Methods Corp. (a)(c)	15,951	424,456
Alliance Healthcare Services, Inc. (a)(c)	49,118	245,099
Almost Family, Inc. (a)(c)	11,554	416,637
Amedisys, Inc. (a)(c)	17,439	1,005,358
America Service Group, Inc.	11,000	164,560
American Dental Partners, Inc. (a)(c)	4,710	61,230
AMERIGROUP Corp. (a)(c)	35,062	921,429
AmerisourceBergen Corp. (c)	208,968	5,859,463
AMN Healthcare Services, Inc. (a)(c)	43,361	399,788
AmSurg Corp. (a)(c)	29,663	612,838
Animal Health International, Inc. (a)	5,300	10,653
Assisted Living Concepts, Inc. Class A (a)	9,800	271,166
Bio-Reference Laboratories, Inc. (a)(c)	18,564	735,320
BioScrip, Inc. (a)	8,518	62,948
Brookdale Senior Living, Inc. (a)(c)	34,111	613,316
Capital Senior Living Corp. (a)	30,965	143,058
Cardinal Health, Inc.	270,000	9,171,900
CardioNet, Inc. (a)(c)	27,873	166,959
Catalyst Health Solutions, Inc. (a)	30,014	1,131,228
Centene Corp. (a)	37,731	674,253
Chemed Corp.	15,700	840,892
Chindex International, Inc. (a)(c)	10,687	120,229
CIGNA Corp.	200,212	6,859,263
Clarient, Inc. (a)	3,500	7,455
Community Health Systems, Inc. (a)(c)	67,270	2,305,343
Corvel Corp. (a)	2,959	95,280
Coventry Health Care, Inc. (a)(c)	104,184	2,414,985
Cross Country Healthcare, Inc. (a)(c)	33,894	333,178
DaVita, Inc. (a)(c)	72,804	4,485,454
Dialysis Corp. of America (a)	3,005	20,013
Emdeon, Inc. Class A	33,960	529,776
Emergency Medical Services Corp. Class A (a)	18,209	947,961
Express Scripts, Inc. (a)(c)	193,394	18,567,758
Five Star Quality Care, Inc. (a)	28,197	86,001
Genoptix, Inc. (a)(c)	14,672	477,867
Gentiva Health Services, Inc. (a)(c)	28,072	777,875
Hanger Orthopedic Group, Inc. (a)	31,595	589,247
Health Management Associates, Inc. Class A (a)(c)	199,688	1,455,726
Health Net, Inc. (a)	71,159	1,643,061
HealthSouth Corp. (a)(c)	83,312	1,441,298
Healthspring, Inc. (a)	40,674	748,808
Healthways, Inc. (a)(c)	39,343	590,932
Henry Schein, Inc. (a)(c)	61,518	3,496,068
HMS Holdings Corp. (a)(c)	21,930	1,009,657
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hooper Holmes, Inc. (a)	7,290	$ 6,415
Humana, Inc. (a)(c)	121,000	5,726,930
InVentiv Health, Inc. (a)(c)	48,357	709,881
IPC The Hospitalist Co., Inc. (a)	11,000	363,660
Kindred Healthcare, Inc. (a)(c)	26,367	459,313
Laboratory Corp. of America Holdings (a)(c)	75,190	5,512,179
Landauer, Inc.	12,764	775,668
LCA-Vision, Inc. (a)	8,343	66,327
LHC Group, Inc. (a)(c)	14,902	448,550
LifePoint Hospitals, Inc. (a)(c)	37,000	1,128,500
Lincare Holdings, Inc. (a)(c)	50,000	2,008,000
Magellan Health Services, Inc. (a)	30,345	1,272,062
McKesson Corp.	202,352	11,969,121
Medcath Corp. (a)(c)	8,479	57,403
Medco Health Solutions, Inc. (a)(c)	363,806	23,007,091
MEDNAX, Inc. (a)	31,000	1,658,500
Molina Healthcare, Inc. (a)(c)	9,814	209,823
MWI Veterinary Supply, Inc. (a)(c)	21,455	883,946
National Healthcare Corp.	4,894	180,050
NightHawk Radiology Holdings, Inc. (a)	15,857	47,095
Odyssey Healthcare, Inc. (a)	41,774	732,298
Omnicare, Inc.	83,000	2,246,810
Owens & Minor, Inc.	32,151	1,435,542
Patterson Companies, Inc. (a)(c)	71,841	2,132,241
PDI, Inc. (a)	1,588	8,273
PharMerica Corp. (a)(c)	33,940	582,071
Providence Service Corp. (a)	15,408	186,591
PSS World Medical, Inc. (a)(c)	43,019	907,271
Psychiatric Solutions, Inc. (a)(c)	34,813	746,739
Quest Diagnostics, Inc. (c)	115,000	6,526,250
RehabCare Group, Inc. (a)(c)	20,335	566,126
ResCare, Inc. (a)	18,619	169,805
Rural/Metro Corp. (a)	7,404	43,906
Select Medical Holdings Corp.	22,061	180,680
Skilled Healthcare Group, Inc. (a)(c)	39,556	255,927
SRI/Surgical Express, Inc. (a)	900	2,286
Sun Healthcare Group, Inc. (a)	34,118	303,309
Sunrise Senior Living, Inc. (a)(c)	36,429	143,166
Team Health Holdings, Inc.	15,989	231,841
Tenet Healthcare Corp. (a)(c)	320,000	1,686,400
Triple-S Management Corp. (a)(c)	23,521	407,619
U.S. Physical Therapy, Inc. (a)	12,075	198,030
UnitedHealth Group, Inc.	871,006	29,492,263
Universal American Financial Corp. (a)	39,049	562,696
Universal Health Services, Inc. Class B	70,000	2,171,400
VCA Antech, Inc. (a)(c)	61,413	1,462,858
Wellcare Health Plans, Inc. (a)(c)	31,976	853,759
WellPoint, Inc. (a)	347,841	21,520,923
		214,760,357

	Shares	Value
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	$ 6,624
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)	36,249	648,495
AMICAS, Inc. (a)	9,737	57,156
athenahealth, Inc. (a)(c)	22,920	844,373
Cerner Corp. (a)(c)	47,500	3,940,125
Computer Programs & Systems, Inc. (c)	18,590	668,125
Eclipsys Corp. (a)(c)	40,841	760,051
MedAssets, Inc. (a)(c)	31,260	676,779
Medidata Solutions, Inc.	17,000	262,140
Merge Healthcare, Inc. (a)	11,344	24,276
Omnicell, Inc. (a)(c)	29,246	395,698
Phase Forward, Inc. (a)(c)	49,420	589,581
Quality Systems, Inc.	16,154	924,655
Vital Images, Inc. (a)(c)	11,918	188,781
		9,986,859
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	31,025
Affymetrix, Inc. (a)	95,802	700,313
Albany Molecular Research, Inc. (a)(c)	27,799	249,635
Bio-Rad Laboratories, Inc. Class A (a)(c)	13,098	1,223,222
Bruker BioSciences Corp. (a)(c)	56,937	711,713
Caliper Life Sciences, Inc. (a)	5,632	20,444
Cambrex Corp. (a)	21,547	81,232
Charles River Laboratories International, Inc. (a)(c)	48,000	1,820,160
Covance, Inc. (a)(c)	45,195	2,558,941
Cryo-Cell International, Inc. (a)	9,581	14,467
Dionex Corp. (a)(c)	14,117	964,191
Enzo Biochem, Inc. (a)(c)	17,097	89,417
eResearchTechnology, Inc. (a)	63,136	381,973
Harvard Bioscience, Inc. (a)(c)	786	2,743
Illumina, Inc. (a)(c)	94,356	3,427,010
Kendle International, Inc. (a)	12,762	217,337
Life Technologies Corp. (a)(c)	133,491	6,776,003
Luminex Corp. (a)(c)	37,497	549,331
Mettler-Toledo International, Inc. (a)(c)	23,066	2,292,991
Millipore Corp. (a)	40,500	3,823,605
PAREXEL International Corp. (a)(c)	49,175	990,876
PerkinElmer, Inc. (c)	88,999	1,976,668
Pharmaceutical Product Development, Inc. (c)	74,806	1,575,414
Sequenom, Inc. (a)(c)	154,479	999,479
Strategic Diagnostics, Inc. (a)	3,100	5,177
Techne Corp.	27,995	1,789,440
Thermo Fisher Scientific, Inc. (a)(c)	304,727	14,861,536
Varian, Inc. (a)(c)	25,094	1,296,858
Waters Corp. (a)(c)	70,133	4,184,135
		53,615,336
Pharmaceuticals - 5.3%
Abbott Laboratories	1,171,417	63,584,515
Adolor Corp. (a)	25,094	38,394
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	30,000	$ 45,600
Alexza Pharmaceuticals, Inc. (a)	13,000	33,930
Allergan, Inc.	230,728	13,481,437
ARYx Therapeutics, Inc. (a)(c)	12,000	14,760
Auxilium Pharmaceuticals, Inc. (a)(c)	39,949	1,206,460
AVANIR Pharmaceuticals Class A (a)(c)	21,996	41,133
BioMimetic Therapeutics, Inc. (a)(c)	5,508	64,058
Bristol-Myers Squibb Co.	1,264,986	31,004,807
Cadence Pharmaceuticals, Inc. (a)(c)	22,715	194,895
Columbia Laboratories, Inc. (a)(c)	7,190	8,772
Cornerstone Therapeutics, Inc. (a)	9,000	45,450
CPEX Pharmaceuticals, Inc. (a)	293	4,413
Cumberland Pharmaceuticals, Inc. (c)	3,775	41,903
Cypress Bioscience, Inc. (a)	50,273	263,431
DepoMed, Inc. (a)(c)	8,176	22,402
Discovery Laboratories, Inc. (a)	3,800	1,900
Durect Corp. (a)(c)	39,673	94,818
Eli Lilly & Co. (c)	737,856	25,337,975
Emisphere Technologies, Inc. (a)	3,941	4,887
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,809,421
Forest Laboratories, Inc. (a)(c)	213,220	6,371,014
Harbor BioSciences, Inc. (a)	1,300	611
Hi-Tech Pharmacal Co., Inc. (a)(c)	14,969	321,983
Impax Laboratories, Inc. (a)	30,000	462,300
Inspire Pharmaceuticals, Inc. (a)(c)	47,915	296,115
Jazz Pharmaceuticals, Inc. (a)(c)	15,000	146,700
Johnson & Johnson	2,090,365	131,692,995
King Pharmaceuticals, Inc. (a)(c)	177,000	1,991,250
KV Pharmaceutical Co. Class A (a)(c)	25,710	81,244
Matrixx Initiatives, Inc. (a)	3,709	16,913
MDRNA, Inc. (a)(c)	25,476	26,240
Medicis Pharmaceutical Corp. Class A (c)	45,977	1,034,483
Merck & Co., Inc.	2,289,661	84,442,698
MiddleBrook Pharmaceuticals, Inc. (a)(c)	2,800	1,232
Mylan, Inc. (a)(c)	216,422	4,618,445
Nektar Therapeutics (a)(c)	84,639	1,048,677
Obagi Medical Products, Inc. (a)	10,991	112,438
Optimer Pharmaceuticals, Inc. (a)(c)	20,000	239,000
Pain Therapeutics, Inc. (a)	35,234	213,166
Par Pharmaceutical Companies, Inc. (a)(c)	24,793	620,569
Penwest Pharmaceuticals Co. (a)(c)	3,340	8,350
Perrigo Co.	59,042	2,926,712
Pfizer, Inc.	6,052,472	106,220,884
Pozen, Inc. (a)	20,149	121,095
Questcor Pharmaceuticals, Inc. (a)(c)	62,225	291,213
Repros Therapeutics, Inc. (a)	6,000	4,620
Salix Pharmaceuticals Ltd. (a)(c)	52,287	1,493,317
Santarus, Inc. (a)(c)	14,630	61,592
SuperGen, Inc. (a)	6,806	18,785
The Medicines Company (a)	50,220	386,694

	Shares	Value
Valeant Pharmaceuticals International (a)(c)	56,317	$ 2,096,119
ViroPharma, Inc. (a)(c)	55,000	685,300
Vivus, Inc. (a)(c)	73,666	618,794
Watson Pharmaceuticals, Inc. (a)	75,777	3,015,167
XenoPort, Inc. (a)(c)	26,121	208,968
		489,241,044
TOTAL HEALTH CARE		1,146,562,806
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.4%
AAR Corp. (a)(c)	26,763	606,985
AeroCentury Corp. (a)	800	11,896
AeroVironment, Inc. (a)(c)	15,405	373,571
Alliant Techsystems, Inc. (a)(c)	23,000	1,827,350
American Science & Engineering, Inc.	10,706	795,563
Applied Signal Technology, Inc.	15,269	282,018
Argon ST, Inc. (a)	14,975	368,385
Astronics Corp. (a)(c)	2,747	24,091
BE Aerospace, Inc. (a)(c)	79,310	2,054,129
Ceradyne, Inc. (a)(c)	20,000	450,800
Cubic Corp.	15,635	539,251
Curtiss-Wright Corp. (c)	34,523	1,106,462
DigitalGlobe, Inc.	15,576	371,643
Ducommun, Inc.	11,105	194,226
DynCorp International, Inc. Class A (a)	16,500	184,800
Esterline Technologies Corp. (a)(c)	20,000	823,000
GenCorp, Inc. (non-vtg.) (a)(c)	75,504	326,177
General Dynamics Corp. (c)	244,038	17,704,957
GeoEye, Inc. (a)(c)	33,687	802,424
Goodrich Corp.	89,099	5,847,567
Heico Corp. Class A	13,890	515,319
Herley Industries, Inc. (a)	9,619	129,087
Hexcel Corp. (a)(c)	62,781	691,847
Honeywell International, Inc. (c)	516,846	20,756,535
Innovative Solutions & Support, Inc. (a)	23,580	101,394
ITT Corp.	130,067	6,663,332
Kratos Defense & Security Solutions, Inc. (a)	929	12,151
L-3 Communications Holdings, Inc.	85,000	7,770,700
Ladish Co., Inc. (a)	14,776	248,532
LMI Aerospace, Inc. (a)(c)	8,000	101,520
Lockheed Martin Corp.	229,714	17,862,561
Moog, Inc. Class A (a)(c)	31,269	1,061,895
Northrop Grumman Corp.	218,124	13,362,276
Orbital Sciences Corp. (a)(c)	40,583	748,756
Precision Castparts Corp.	105,352	11,878,438
Raytheon Co. (c)	287,623	16,175,918
Rockwell Collins, Inc.	114,499	6,444,004
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	66,013	1,262,169
Stanley, Inc. (a)	27,041	681,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc. (a)	3,224	$ 8,963
Taser International, Inc. (a)(c)	68,525	518,049
Teledyne Technologies, Inc. (a)(c)	26,970	1,015,960
The Boeing Co. (c)	494,229	31,215,504
TransDigm Group, Inc.	28,909	1,451,810
Triumph Group, Inc.	11,289	590,866
United Technologies Corp. (c)	663,176	45,527,032
		221,491,617
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	43,271
Atlas Air Worldwide Holdings, Inc. (a)(c)	11,680	526,534
C.H. Robinson Worldwide, Inc.	121,402	6,474,369
Dynamex, Inc. (a)	4,777	83,120
Expeditors International of Washington, Inc. (c)	151,500	5,525,205
FedEx Corp.	216,012	18,309,177
Forward Air Corp.	23,713	580,020
Hub Group, Inc. Class A (a)(c)	29,382	792,433
Pacer International, Inc. (a)(c)	34,535	166,113
United Parcel Service, Inc. Class B	527,820	31,004,147
UTI Worldwide, Inc.	83,200	1,242,176
		64,746,565
Airlines - 0.3%
AirTran Holdings, Inc. (a)(c)	69,376	334,392
Alaska Air Group, Inc. (a)(c)	27,766	971,810
Allegiant Travel Co. (a)(c)	12,630	658,528
AMR Corp. (a)(c)	237,532	2,182,919
Continental Airlines, Inc. Class B (a)(c)	103,301	2,134,199
Delta Air Lines, Inc. (a)	567,434	7,331,247
ExpressJet Holdings, Inc. (a)	4,266	15,912
Hawaiian Holdings, Inc. (a)	30,307	235,788
JetBlue Airways Corp. (a)(c)	160,000	844,800
Pinnacle Airlines Corp. (a)	13,246	107,690
Republic Airways Holdings, Inc. (a)(c)	49,898	303,879
SkyWest, Inc. (c)	40,454	597,101
Southwest Airlines Co.	545,000	6,856,100
UAL Corp. (a)(c)	113,896	1,953,316
US Airways Group, Inc. (a)(c)	193,388	1,417,534
		25,945,215
Building Products - 0.1%
AAON, Inc. (c)	23,897	502,793
American Woodmark Corp. (c)	8,120	152,737
Ameron International Corp. (c)	7,610	524,101
Apogee Enterprises, Inc.	31,812	454,593
Armstrong World Industries, Inc. (a)(c)	10,573	389,298
Builders FirstSource, Inc. (a)(c)	18,709	56,127
Gibraltar Industries, Inc. (a)(c)	19,000	221,920
Griffon Corp. (a)(c)	45,173	559,242
Insteel Industries, Inc.	19,514	198,067
Lennox International, Inc. (c)	38,000	1,603,600

	Shares	Value
Masco Corp. (c)	256,452	$ 3,428,763
NCI Building Systems, Inc. (a)(c)	8,960	17,024
Owens Corning (a)(c)	62,035	1,459,684
Quanex Building Products Corp.	28,267	440,400
Simpson Manufacturing Co. Ltd. (c)	24,564	603,783
Trex Co., Inc. (a)(c)	10,000	199,900
Universal Forest Products, Inc. (c)	16,084	566,800
USG Corp. (a)(c)	54,636	736,493
		12,115,325
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (c)	38,140	781,107
ACCO Brands Corp. (a)(c)	27,832	199,555
American Reprographics Co. (a)	18,051	129,245
APAC Customer Services, Inc. (a)(c)	4,300	22,274
ATC Technology Corp. (a)	20,341	455,842
Avery Dennison Corp.	81,950	2,589,620
Bowne & Co., Inc.	31,677	352,565
Casella Waste Systems, Inc. Class A (a)	27,789	125,884
Cenveo, Inc. (a)(c)	19,834	147,962
Cintas Corp.	93,000	2,305,470
Clean Harbors, Inc. (a)(c)	17,000	966,280
Consolidated Graphics, Inc. (a)(c)	10,742	478,449
Copart, Inc. (a)(c)	49,000	1,748,320
Cornell Companies, Inc. (a)	18,922	352,706
Corrections Corp. of America (a)(c)	89,000	1,904,600
Courier Corp.	2,999	46,155
Covanta Holding Corp. (a)(c)	86,846	1,463,355
Deluxe Corp. (c)	56,165	1,008,162
EnergySolutions, Inc.	78,262	475,833
EnerNOC, Inc. (a)(c)	17,720	468,517
Ennis, Inc.	24,766	380,653
Fuel Tech, Inc. (a)	25,272	165,532
G&K Services, Inc. Class A	11,022	275,219
Healthcare Services Group, Inc. (c)	26,140	574,034
Herman Miller, Inc.	40,000	728,000
HNI Corp.	29,786	708,013
InnerWorkings, Inc. (a)(c)	33,190	188,187
Innotrac Corp. (a)	1,400	2,156
Interface, Inc. Class A	32,273	277,548
Intersections, Inc. (a)	8,825	36,712
Iron Mountain, Inc. (c)	129,739	3,357,645
Kimball International, Inc. Class B	18,777	124,116
Knoll, Inc.	31,263	375,781
M&F Worldwide Corp. (a)	9,630	311,916
McGrath RentCorp. (c)	20,429	488,662
Metalico, Inc. (a)(c)	48,325	265,304
Mine Safety Appliances Co.	26,989	685,251
Mobile Mini, Inc. (a)(c)	18,629	253,168
Multi-Color Corp.	6,000	75,840
Pitney Bowes, Inc.	142,259	3,257,731
Protection One, Inc. (a)	1,019	9,497
R.R. Donnelley & Sons Co. (c)	159,272	3,167,920
Republic Services, Inc.	227,000	6,387,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
RINO International Corp. (a)(c)	14,000	$ 282,940
Rollins, Inc. (c)	31,849	676,791
Schawk, Inc. Class A	4,896	64,187
Standard Parking Corp. (a)	3,000	49,260
Standard Register Co. (c)	7,404	40,722
Steelcase, Inc. Class A (c)	73,329	481,772
Stericycle, Inc. (a)(c)	63,000	3,476,340
Superior Uniform Group, Inc.	1,000	9,250
Sykes Enterprises, Inc. (a)	35,744	851,065
Team, Inc. (a)(c)	21,099	382,525
Tetra Tech, Inc. (a)	44,000	920,480
The Brink's Co.	31,000	789,880
The Geo Group, Inc. (a)(c)	45,990	909,222
TRC Companies, Inc. (a)	5,282	15,212
United Stationers, Inc. (a)(c)	13,932	795,657
US Ecology, Inc.	17,056	253,964
Viad Corp.	18,076	345,432
Virco Manufacturing Co.	3,120	11,045
Waste Connections, Inc. (a)(c)	55,000	1,849,100
Waste Management, Inc. (c)	358,942	11,852,265
		62,175,675
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	66,615	1,805,267
Comfort Systems USA, Inc. (c)	50,878	596,290
Dycom Industries, Inc. (a)	30,197	272,679
EMCOR Group, Inc. (a)(c)	53,393	1,229,107
Fluor Corp.	134,457	5,754,760
Furmanite Corp. (a)	20,546	74,377
Granite Construction, Inc. (c)	26,266	725,730
Great Lakes Dredge & Dock Corp.	45,451	205,893
Insituform Technologies, Inc. Class A (a)(c)	24,223	594,917
Integrated Electrical Services, Inc. (a)	13,972	66,227
Jacobs Engineering Group, Inc. (a)(c)	87,151	3,381,459
KBR, Inc.	123,453	2,556,712
Layne Christensen Co. (a)(c)	17,863	492,662
MasTec, Inc. (a)	36,581	484,332
Michael Baker Corp. (a)(c)	7,288	246,626
MYR Group, Inc. (a)	14,365	227,111
Northwest Pipe Co. (a)(c)	12,239	289,208
Orion Marine Group, Inc. (a)	18,394	322,999
Pike Electric Corp. (a)	16,312	137,347
Primoris Services Corp. (c)	8,060	66,011
Quanta Services, Inc. (a)(c)	140,715	2,673,585
Shaw Group, Inc. (a)(c)	57,182	1,984,215
Sterling Construction Co., Inc. (a)(c)	30,094	590,745
Tutor Perini Corp. (a)(c)	26,344	520,821
URS Corp. (a)(c)	60,000	2,790,000
		28,089,080

	Shares	Value
Electrical Equipment - 0.7%
A.O. Smith Corp.	21,401	$ 969,465
A123 Systems, Inc. (c)	21,420	352,787
Active Power, Inc. (a)	10,509	8,197
Acuity Brands, Inc. (c)	36,015	1,403,865
Allied Motion Technologies, Inc. (a)	4,896	17,038
American Superconductor Corp. (a)(c)	35,578	996,184
AMETEK, Inc.	75,500	2,947,520
AZZ, Inc. (c)	14,324	449,917
Baldor Electric Co. (c)	31,504	989,856
Beacon Power Corp. (a)	362	146
Belden, Inc.	34,000	720,120
Brady Corp. Class A (c)	38,539	1,079,863
Broadwind Energy, Inc. (a)(c)	22,000	108,900
C&D Technologies, Inc. (a)(c)	5,300	8,745
Capstone Turbine Corp. (a)(c)	191,870	228,325
Chase Corp. (c)	1,000	12,010
Coleman Cable, Inc. (a)(c)	900	3,897
Emerson Electric Co.	567,000	26,841,780
Encore Wire Corp. (c)	24,064	483,686
Energy Conversion Devices, Inc. (a)(c)	31,072	223,718
Energy Focus, Inc. (a)	3,941	3,818
EnerSys (a)(c)	40,960	933,478
Espey Manufacturing & Electronics Corp.	1,488	29,046
Evergreen Solar, Inc. (a)(c)	178,250	199,640
First Solar, Inc. (a)(c)	35,194	3,727,045
Franklin Electric Co., Inc.	16,711	476,598
FuelCell Energy, Inc. (a)(c)	125,926	353,852
Generac Holdings, Inc.	17,658	237,147
General Cable Corp. (a)(c)	36,000	879,480
GrafTech International Ltd. (a)(c)	90,000	1,124,100
GT Solar International, Inc. (a)(c)	21,000	124,950
Hubbell, Inc. Class B	32,956	1,543,989
II-VI, Inc. (a)(c)	19,194	538,200
LSI Industries, Inc.	12,688	77,777
MagneTek, Inc. (a)	3,582	5,194
Microvision, Inc. (a)(c)	3,976	8,747
Nexxus Lighting, Inc. (a)	2,100	6,279
Nortech Systems, Inc. (a)	1,634	5,098
Plug Power, Inc. (a)	25,662	13,601
Polypore International, Inc. (a)(c)	9,236	138,263
Powell Industries, Inc. (a)(c)	6,051	174,269
Power-One, Inc. (a)(c)	65,606	248,647
PowerSecure International, Inc. (a)(c)	3,463	25,765
Regal-Beloit Corp. (c)	27,000	1,523,340
Rockwell Automation, Inc. (c)	102,649	5,552,284
Roper Industries, Inc. (c)	62,939	3,489,338
Satcon Technology Corp. (a)(c)	1,200	2,808
SL Industries, Inc. (a)	2,508	20,189
SunPower Corp. Class A (a)(c)	68,252	1,279,725
Tech/Ops Sevcon, Inc. (a)	2,508	9,330
Thomas & Betts Corp. (a)(c)	39,000	1,407,900
Ultralife Corp. (a)(c)	15,600	63,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
UQM Technologies, Inc. (a)(c)	3,800	$ 16,606
Valence Technology, Inc. (a)(c)	12,072	11,227
Valpey Fisher Corp. (a)	2,100	2,772
Vicor Corp. (a)	5,067	48,187
Woodward Governor Co. (c)	41,500	1,194,785
		63,343,141
Industrial Conglomerates - 1.9%
3M Co.	483,401	38,744,590
Carlisle Companies, Inc.	41,111	1,410,107
General Electric Co.	7,938,080	127,485,565
McDermott International, Inc. (a)	167,927	3,837,132
Otter Tail Corp. (c)	37,712	753,863
Raven Industries, Inc. (c)	17,449	511,256
Seaboard Corp.	119	151,249
Standex International Corp.	12,568	312,943
Textron, Inc. (c)	197,280	3,929,818
Tredegar Corp. (c)	28,430	476,203
United Capital Corp. (a)	2,262	52,524
		177,665,250
Machinery - 2.0%
3D Systems Corp. (a)(c)	2,508	35,513
Actuant Corp. Class A (c)	40,032	724,980
AGCO Corp. (a)(c)	65,563	2,245,533
Alamo Group, Inc.	8,200	146,042
Albany International Corp. Class A (c)	22,131	427,571
Altra Holdings, Inc. (a)	22,128	255,578
American Railcar Industries, Inc.	10,474	98,979
Ampco-Pittsburgh Corp.	6,549	168,702
Astec Industries, Inc. (a)(c)	13,584	329,955
Badger Meter, Inc.	23,687	851,074
Barnes Group, Inc.	30,587	491,227
Blount International, Inc. (a)(c)	31,035	342,316
Briggs & Stratton Corp.	49,425	865,432
Bucyrus International, Inc. Class A	53,638	3,355,593
Cascade Corp.	10,279	283,906
Caterpillar, Inc. (c)	469,000	26,756,450
Chart Industries, Inc. (a)	22,666	461,480
CIRCOR International, Inc.	15,202	469,894
CLARCOR, Inc. (c)	35,512	1,163,018
Colfax Corp. (a)	22,381	253,577
Columbus McKinnon Corp. (NY Shares) (a)(c)	8,038	115,667
Commercial Vehicle Group, Inc. (a)	19,815	98,481
Crane Co.	36,024	1,140,880
Cummins, Inc.	138,000	7,835,640
Danaher Corp. (c)	186,190	13,772,474
Deere & Co. (c)	313,652	17,972,260
Donaldson Co., Inc.	48,515	2,001,729
Dover Corp.	127,168	5,755,624
Dynamic Materials Corp.	14,847	269,028

	Shares	Value
Eaton Corp.	116,714	$ 7,950,558
Energy Recovery, Inc. (a)(c)	21,981	140,898
EnPro Industries, Inc. (a)(c)	29,592	819,107
ESCO Technologies, Inc. (c)	17,800	582,238
Federal Signal Corp.	42,097	322,884
Flow International Corp. (a)	28,106	90,782
Flowserve Corp.	41,000	4,103,690
Force Protection, Inc. (a)	66,175	354,698
FreightCar America, Inc.	19,278	408,115
Gardner Denver, Inc. (c)	37,000	1,613,570
Gorman-Rupp Co.	13,215	310,553
Graco, Inc. (c)	47,766	1,309,266
Greenbrier Companies, Inc. (c)	4,470	41,079
Hardinge, Inc.	11,551	95,296
Harsco Corp.	62,697	1,882,164
Hurco Companies, Inc. (a)(c)	3,204	55,589
IDEX Corp.	60,393	1,872,183
Illinois Tool Works, Inc. (c)	324,472	14,769,965
John Bean Technologies Corp.	27,405	448,072
Joy Global, Inc.	77,000	3,911,600
K-Tron International, Inc. (a)	3,291	491,873
Kadant, Inc. (a)	14,460	196,367
Kaydon Corp. (c)	23,000	747,500
Kennametal, Inc. (c)	54,000	1,406,700
L.B. Foster Co. Class A (a)	12,372	376,233
Lincoln Electric Holdings, Inc.	30,000	1,431,000
Lindsay Corp. (c)	11,966	440,468
Manitowoc Co., Inc. (c)	105,350	1,228,381
Middleby Corp. (a)(c)	19,442	901,914
Miller Industries, Inc. (a)	360	4,248
Mueller Industries, Inc.	22,488	503,281
Mueller Water Products, Inc. Class A	101,652	470,649
NACCO Industries, Inc. Class A	2,834	132,631
Navistar International Corp. (a)	37,345	1,462,430
NN, Inc. (a)	14,100	50,055
Nordson Corp.	22,618	1,488,264
Omega Flex, Inc. (c)	300	3,096
Oshkosh Co.	65,457	2,495,221
PACCAR, Inc. (c)	253,412	8,958,114
Pall Corp.	82,893	3,271,787
Parker Hannifin Corp. (c)	122,000	7,357,820
Pentair, Inc. (c)	80,000	2,604,800
RBC Bearings, Inc. (a)(c)	25,395	643,255
Robbins & Myers, Inc. (c)	31,812	768,896
Sauer-Danfoss, Inc. (a)(c)	8,867	106,670
Snap-On, Inc.	40,000	1,688,800
SPX Corp.	35,454	2,109,158
Sun Hydraulics Corp. (c)	15,000	362,850
Tecumseh Products Co. Class A (non-vtg.) (a)(c)	21,767	274,482
Tennant Co.	16,284	388,536
Terex Corp. (a)	77,914	1,516,986
The Stanley Works (c)	56,000	3,206,000
Timken Co.	52,000	1,363,960
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Titan International, Inc. (c)	48,293	$ 398,417
Toro Co. (c)	28,710	1,263,814
Trinity Industries, Inc. (c)	57,000	959,310
Twin Disc, Inc.	8,348	91,244
Valmont Industries, Inc. (c)	13,685	974,372
Wabash National Corp. (a)	10,432	30,670
Wabtec Corp. (c)	36,463	1,390,699
Watts Water Technologies, Inc. Class A (c)	14,756	430,285
		183,762,146
Marine - 0.0%
Alexander & Baldwin, Inc. (c)	27,063	870,887
American Commercial Lines, Inc. (a)(c)	12,962	301,367
Eagle Bulk Shipping, Inc. (a)(c)	88,868	464,780
Excel Maritime Carriers Ltd. (a)(c)	46,988	276,759
Genco Shipping & Trading Ltd. (a)(c)	31,967	671,307
Horizon Lines, Inc. Class A	12,977	52,427
International Shipholding Corp.	4,000	112,440
Kirby Corp. (a)(c)	39,326	1,298,151
OceanFreight, Inc. (a)	15,914	12,106
		4,060,224
Professional Services - 0.3%
Administaff, Inc.	13,010	234,440
Advisory Board Co. (a)(c)	16,258	516,354
Barrett Business Services, Inc.	2,508	30,472
CBIZ, Inc. (a)(c)	43,495	270,974
CDI Corp.	7,155	102,245
Comsys IT Partners, Inc. (a)	10,214	178,541
Corporate Executive Board Co.	28,235	646,017
CoStar Group, Inc. (a)(c)	13,226	520,443
CRA International, Inc. (a)	18,135	482,391
Diamond Management & Technology Consultants, Inc.	6,807	49,351
Dun & Bradstreet Corp.	40,000	2,806,400
Equifax, Inc. (c)	91,067	2,937,821
Exponent, Inc. (a)	18,059	480,911
FTI Consulting, Inc. (a)(c)	39,000	1,432,860
GP Strategies Corp. (a)	1,600	12,576
Heidrick & Struggles International, Inc. (c)	25,893	698,334
Hudson Highland Group, Inc. (a)	6,919	30,167
Huron Consulting Group, Inc. (a)(c)	19,198	454,609
ICF International, Inc. (a)(c)	19,900	466,257
IHS, Inc. Class A (a)(c)	33,269	1,723,334
Kelly Services, Inc. Class A (non-vtg.) (a)(c)	22,445	353,060
Kforce, Inc. (a)(c)	30,240	402,797
Korn/Ferry International (a)(c)	29,749	508,113
LECG Corp. (a)	11,382	32,439
Manpower, Inc. (c)	55,699	2,869,612
MISTRAS Group, Inc.	11,517	157,092

	Shares	Value
Monster Worldwide, Inc. (a)(c)	84,001	$ 1,171,814
Navigant Consulting, Inc. (a)(c)	34,325	399,200
On Assignment, Inc. (a)	30,613	201,740
RCM Technologies, Inc. (a)	1,400	3,850
Resources Connection, Inc. (a)(c)	37,123	632,576
Robert Half International, Inc.	113,000	3,152,700
School Specialty, Inc. (a)	11,351	242,344
Spherion Corp. (a)	36,388	286,374
Spherix, Inc. (a)	2,713	3,744
Towers Watson & Co.	31,000	1,369,270
TrueBlue, Inc. (a)(c)	31,970	424,242
Verisk Analytics, Inc.	63,445	1,795,494
Volt Information Sciences, Inc. (a)	2,508	26,710
		28,107,668
Road & Rail - 0.8%
AMERCO (a)(c)	5,493	287,998
Arkansas Best Corp. (c)	14,333	376,098
Avis Budget Group, Inc. (a)(c)	91,148	958,877
Celadon Group, Inc. (a)	4,374	53,450
Con-way, Inc. (c)	37,475	1,217,563
Covenant Transport Group, Inc. Class A (a)	2,866	13,155
CSX Corp.	295,742	14,035,915
Dollar Thrifty Automotive Group, Inc. (a)(c)	21,490	645,560
Genesee & Wyoming, Inc. Class A (a)(c)	22,228	707,962
Heartland Express, Inc. (c)	37,647	576,376
Hertz Global Holdings, Inc. (a)(c)	129,832	1,220,421
J.B. Hunt Transport Services, Inc. (c)	63,408	2,249,716
Kansas City Southern (a)(c)	66,495	2,280,779
Knight Transportation, Inc.	37,691	744,397
Landstar System, Inc. (c)	37,300	1,487,897
Marten Transport Ltd. (a)	18,707	352,440
Norfolk Southern Corp.	270,000	13,886,100
Old Dominion Freight Lines, Inc. (a)(c)	16,944	520,859
Quality Distribution, Inc. (a)	633	2,602
RailAmerica, Inc.	16,546	195,905
Ryder System, Inc. (c)	42,000	1,482,180
Saia, Inc. (a)(c)	13,559	171,657
Union Pacific Corp.	375,772	25,315,760
Werner Enterprises, Inc. (c)	38,825	866,186
YRC Worldwide, Inc. (a)	73,723	33,994
		69,683,847
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	83,607
Aircastle Ltd. (c)	24,900	242,277
Applied Industrial Technologies, Inc. (c)	27,153	612,029
Beacon Roofing Supply, Inc. (a)(c)	54,931	955,799
BlueLinx Corp. (a)	10,747	37,292
Fastenal Co. (c)	101,000	4,481,370
GATX Corp.	33,347	888,698
H&E Equipment Services, Inc. (a)	20,181	196,159
Houston Wire & Cable Co.	12,212	149,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)(c)	23,660	$ 418,782
Kaman Corp. (c)	19,994	478,856
Lawson Products, Inc.	2,164	38,368
MSC Industrial Direct Co., Inc. Class A (c)	29,000	1,321,530
RSC Holdings, Inc. (a)	36,805	259,475
Rush Enterprises, Inc. Class A (a)(c)	29,403	321,375
TAL International Group, Inc. (c)	19,431	354,227
Titan Machinery, Inc. (a)(c)	22,348	266,165
United Rentals, Inc. (a)	47,069	355,371
W.W. Grainger, Inc. (c)	42,021	4,271,435
Watsco, Inc. (c)	19,797	1,145,058
WESCO International, Inc. (a)(c)	28,000	808,920
Willis Lease Finance Corp. (a)	1,200	20,412
		17,707,046
TOTAL INDUSTRIALS		958,892,799
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.3%
3Com Corp. (a)(c)	336,728	2,569,235
Acme Packet, Inc. (a)(c)	28,974	482,997
ADC Telecommunications, Inc. (a)(c)	85,518	542,184
Adtran, Inc. (c)	45,000	1,052,100
Airvana, Inc. (a)	25,572	195,114
Alliance Fiber Optic Products, Inc.	2,400	2,904
AltiGen Communications, Inc. (a)	3,200	2,336
Anaren, Inc. (a)	27,831	342,321
Arris Group, Inc. (a)(c)	85,448	881,823
Aruba Networks, Inc. (a)(c)	55,800	654,534
Aviat Networks, Inc. (a)(c)	77,479	476,496
Bel Fuse, Inc. Class B (non-vtg.)	8,180	185,931
BigBand Networks, Inc. (a)(c)	52,482	151,148
Black Box Corp.	20,932	605,563
Blonder Tongue Laboratories, Inc. (a)	3,900	3,939
Blue Coat Systems, Inc. (a)(c)	35,999	1,043,251
Brocade Communications Systems, Inc. (a)(c)	303,407	1,765,829
Ciena Corp. (a)(c)	88,447	1,268,330
Cisco Systems, Inc. (a)(c)	4,325,113	105,229,999
Comarco, Inc. (a)	450	1,395
CommScope, Inc. (a)	63,865	1,627,919
Communications Systems, Inc.	2,718	32,507
Comtech Telecommunications Corp. (a)(c)	26,101	825,314
DG FastChannel, Inc. (a)(c)	22,521	729,455
Digi International, Inc. (a)	24,959	253,334
Ditech Networks, Inc. (a)	8,447	10,643
EchoStar Holding Corp. Class A (a)	40,085	807,312
EMCORE Corp. (a)(c)	46,234	54,556
EMS Technologies, Inc. (a)	24,115	330,858
Emulex Corp. (a)	68,229	866,508

	Shares	Value
Entrada Networks, Inc. (a)	150	$ 1
Extreme Networks, Inc. (a)	81,024	222,816
F5 Networks, Inc. (a)(c)	56,869	3,173,290
Finisar Corp. (a)(c)	44,205	553,889
Globecomm Systems, Inc. (a)	13,582	103,631
Harmonic, Inc. (a)(c)	87,814	576,060
Harris Corp. (c)	95,000	4,295,900
Hughes Communications, Inc. (a)(c)	3,000	84,510
Infinera Corp. (a)(c)	69,196	524,506
InterDigital, Inc. (a)(c)	34,017	872,536
Ixia (a)	28,654	221,782
JDS Uniphase Corp. (a)(c)	212,652	2,281,756
Juniper Networks, Inc. (a)(c)	395,453	11,064,775
KVH Industries, Inc. (a)	1,838	22,424
Lantronix, Inc. (a)	83	301
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	246,870
Motorola, Inc. (a)(c)	1,610,609	10,887,717
NETGEAR, Inc. (a)(c)	56,887	1,442,085
Network Engines, Inc. (a)	2,300	4,462
Network Equipment Technologies, Inc. (a)	17,660	90,066
NumereX Corp. Class A (a)	3,105	12,824
Occam Networks, Inc. (a)	85	600
Oclaro, Inc. (a)	71,776	139,245
Oplink Communications, Inc. (a)(c)	17,767	274,322
Opnext, Inc. (a)	11,814	24,101
Optelecom Nkf, Inc. (a)	529	1,285
Optical Cable Corp. (a)	656	2,001
ORBCOMM, Inc. (a)	23,301	56,388
Palm, Inc. (a)(c)	141,640	864,004
Parkervision, Inc. (a)(c)	17,441	30,522
PC-Tel, Inc. (a)	2,627	15,998
Performance Technologies, Inc. (a)	3,463	9,419
Plantronics, Inc.	36,731	1,044,262
Polycom, Inc. (a)(c)	61,510	1,606,026
Powerwave Technologies, Inc. (a)	103,954	121,626
QUALCOMM, Inc.	1,223,148	44,877,300
Riverbed Technology, Inc. (a)(c)	43,842	1,194,695
SCM Microsystems, Inc. (a)	600	990
SeaChange International, Inc. (a)	20,553	145,515
Sonus Networks, Inc. (a)(c)	232,659	495,564
Sycamore Networks, Inc.	16,176	311,550
Symmetricom, Inc. (a)	25,258	148,264
Tekelec (a)(c)	52,160	861,683
Tellabs, Inc.	242,872	1,678,246
Telular Corp. (a)	2,100	9,450
Tollgrade Communications, Inc. (a)	2,548	16,613
UTStarcom, Inc. (a)(c)	75,765	165,168
ViaSat, Inc. (a)(c)	20,420	620,768
Westell Technologies, Inc. Class A (a)	4,212	5,855
Zoom Technologies, Inc. (a)(c)	28,169	168,732
		214,568,228
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.8%
3PAR, Inc. (a)(c)	27,667	$ 255,366
ActivIdentity Corp. (a)(c)	55,312	137,727
Adaptec, Inc. (a)(c)	132,864	409,221
Apple, Inc. (a)	667,749	136,634,800
Astro-Med, Inc.	5,359	38,853
Avid Technology, Inc. (a)(c)	21,770	292,807
Compellent Technologies, Inc. (a)	21,790	338,399
Concurrent Computer Corp. (a)	1,148	5,292
Cray, Inc. (a)	27,805	145,698
Datalink Corp. (a)	2,627	10,928
Dataram Corp. (a)(c)	3,881	10,595
Dell, Inc. (a)(c)	1,284,872	16,998,857
Diebold, Inc. (c)	44,317	1,283,420
Dot Hill Systems Corp. (a)	5,816	9,538
Electronics for Imaging, Inc. (a)(c)	64,810	768,647
EMC Corp. (a)(c)	1,515,490	26,505,920
Hauppauge Digital, Inc. (a)	500	444
Hewlett-Packard Co.	1,782,073	90,511,488
Hutchinson Technology, Inc. (a)(c)	11,789	77,807
Hypercom Corp. (a)	9,287	32,226
iGO, Inc. (a)	6,906	8,149
Imation Corp. (a)	17,514	161,129
Immersion Corp. (a)(c)	36,085	147,588
Intermec, Inc. (a)(c)	33,285	473,978
International Business Machines Corp.	999,121	127,048,226
Interphase Corp. (a)	2,276	5,212
Intevac, Inc. (a)(c)	15,683	222,228
LaserCard Corp. (a)	2,369	14,806
Lexmark International, Inc. Class A (a)(c)	57,487	1,937,887
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(c)	102,146	1,289,083
NetApp, Inc. (a)(c)	243,854	7,318,059
Novatel Wireless, Inc. (a)(c)	32,010	213,187
Overland Storage, Inc. (a)	693	1,435
Presstek, Inc. (a)	8,481	24,595
QLogic Corp. (a)(c)	95,448	1,737,154
Quantum Corp. (a)(c)	145,293	360,327
Rimage Corp. (a)	7,000	103,530
SanDisk Corp. (a)(c)	169,071	4,925,038
Scan-Optics, Inc. (a)	300	0
Seagate Technology (c)	368,586	7,338,547
Silicon Graphics International Corp. (a)	29,148	313,050
STEC, Inc. (a)(c)	30,010	308,503
Stratasys, Inc. (a)(c)	27,535	726,098
Super Micro Computer, Inc. (a)(c)	15,000	225,150
Synaptics, Inc. (a)(c)	23,677	632,176
Teradata Corp. (a)	126,224	3,848,570
Video Display Corp. (a)	3,439	16,301
ViewCast.com, Inc. (a)	13,700	1,988
Western Digital Corp. (a)(c)	167,368	6,465,426
		440,335,453

	Shares	Value
Electronic Equipment & Components - 0.9%
Acacia Research Corp. - Acacia Technologies (a)(c)	35,320	$ 350,374
Advanced Photonix, Inc. Class A (a)	5,286	3,119
Agilent Technologies, Inc. (a)(c)	245,983	7,738,625
Agilysys, Inc.	29,574	322,948
American Technology Corp. (a)(c)	900	1,566
Amphenol Corp. Class A	123,000	5,122,950
Anixter International, Inc. (a)(c)	21,000	876,540
Arrow Electronics, Inc. (a)	80,391	2,267,830
Avnet, Inc. (a)	100,088	2,763,430
AVX Corp.	28,540	351,042
Axcess, Inc. (a)	1,600	912
Benchmark Electronics, Inc. (a)(c)	61,344	1,214,611
Brightpoint, Inc. (a)(c)	59,347	423,144
CalAmp Corp. (a)	3,621	10,175
Checkpoint Systems, Inc. (a)	28,100	579,422
Clearfield, Inc. (a)	2,800	8,092
Cogent, Inc. (a)(c)	35,833	354,747
Cognex Corp.	28,237	533,679
Coherent, Inc. (a)	23,737	754,599
Corning, Inc.	1,172,574	20,672,480
CTS Corp.	21,333	169,811
Daktronics, Inc. (c)	37,452	283,512
Dolby Laboratories, Inc. Class A (a)(c)	35,000	1,864,450
DTS, Inc. (a)(c)	21,936	701,952
Echelon Corp. (a)(c)	28,938	237,870
Electro Rent Corp.	2,627	30,552
Electro Scientific Industries, Inc. (a)(c)	25,174	314,927
Entorian Technologies, Inc. (a)	46	200
FARO Technologies, Inc. (a)	21,693	519,330
FLIR Systems, Inc. (a)(c)	110,449	2,961,138
Frequency Electronics, Inc. (a)	500	2,440
Gerber Scientific, Inc. (a)(c)	4,538	28,544
Giga-Tronics, Inc. (a)	3,000	6,870
GTSI Corp. (a)	2,376	13,424
IEC Electronics Corp. (a)	100	564
Ingram Micro, Inc. Class A (a)	100,872	1,785,434
Insight Enterprises, Inc. (a)(c)	30,442	389,353
IPG Photonics Corp. (a)(c)	19,405	306,987
Iteris, Inc. (a)	1,200	1,752
Itron, Inc. (a)(c)	26,655	1,784,552
Jabil Circuit, Inc.	143,547	2,177,608
Keithley Instruments, Inc.	11,433	82,203
L-1 Identity Solutions, Inc. (a)(c)	60,627	516,542
LeCroy Corp. (a)	2,030	7,937
LightPath Technologies, Inc. Class A (a)	437	1,285
Littelfuse, Inc. (a)	28,850	1,026,772
LoJack Corp. (a)	24,509	104,899
Mace Security International, Inc. (a)	1,100	990
Maxwell Technologies, Inc. (a)(c)	16,314	226,112
Measurement Specialties, Inc. (a)	9,947	141,048
Mercury Computer Systems, Inc. (a)	16,844	205,834
Mesa Laboratories, Inc.	2,540	65,735
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Methode Electronics, Inc. Class A	32,238	$ 401,041
Micronetics, Inc. (a)	1,137	4,548
MOCON, Inc.	2,570	26,779
Molex, Inc. (c)	100,000	2,045,000
MTS Systems Corp.	19,462	529,756
Multi-Fineline Electronix, Inc. (a)	11,912	259,682
National Instruments Corp. (c)	42,603	1,347,107
Newport Corp. (a)	27,067	285,286
NU Horizons Electronics Corp. (a)	4,122	17,931
OSI Systems, Inc. (a)(c)	24,345	750,800
Park Electrochemical Corp. (c)	18,978	515,822
PC Connection, Inc. (a)	2,687	16,874
PC Mall, Inc. (a)	500	2,330
Planar Systems, Inc. (a)(c)	2,649	7,020
Plexus Corp. (c)	30,922	1,066,500
RadiSys Corp. (a)(c)	4,060	33,414
Research Frontiers, Inc. (a)(c)	2,000	5,660
Richardson Electronics Ltd.	2,923	22,975
Rofin-Sinar Technologies, Inc. (a)(c)	19,978	409,349
Rogers Corp. (a)(c)	21,541	591,300
Sanmina-SCI Corp. (a)	72,164	1,193,593
ScanSource, Inc. (a)(c)	22,961	596,986
SMART Modular Technologies (WWH), Inc. (a)	9,803	62,739
Spectrum Control, Inc. (a)	1,791	20,704
SYNNEX Corp. (a)(c)	17,416	498,794
Tech Data Corp. (a)	35,292	1,511,909
Technitrol, Inc. (c)	21,812	95,973
Trimble Navigation Ltd. (a)(c)	84,063	2,258,773
TTM Technologies, Inc. (a)(c)	52,954	452,227
Universal Display Corp. (a)(c)	23,490	247,350
Viasystems Group, Inc. (a)	162	3,535
Vishay Intertechnology, Inc. (a)(c)	175,993	1,803,928
X-Rite, Inc. (a)	29,750	88,358
Zygo Corp. (a)	11,433	112,043
		77,596,998
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(c)	133,809	3,519,177
Ancestry.com, Inc. (c)	5,542	88,284
AOL, Inc. (a)	79,455	1,968,895
Archipelago Learning, Inc.	8,572	155,753
Art Technology Group, Inc. (a)(c)	138,322	549,138
Autobytel, Inc. (a)	6,680	7,148
Communication Intelligence Corp. (a)	3,800	418
comScore, Inc. (a)	24,813	385,098
Constant Contact, Inc. (a)(c)	25,942	484,337
DealerTrack Holdings, Inc. (a)(c)	56,207	799,264
Digital River, Inc. (a)(c)	26,281	690,927
DivX, Inc. (a)(c)	15,267	92,213
EarthLink, Inc.	92,443	770,975
EasyLink Services International Corp. (a)	600	1,230

	Shares	Value
eBay, Inc. (a)	813,566	$ 18,728,289
Equinix, Inc. (a)(c)	27,000	2,550,690
Google, Inc. Class A (a)	173,084	91,180,651
GSI Commerce, Inc. (a)(c)	40,593	1,013,607
IAC/InterActiveCorp (a)	58,291	1,305,135
iMergent, Inc.	7,660	53,314
InfoSpace, Inc. (a)	38,127	384,320
Innodata Isogen, Inc. (a)	10,986	54,271
Internap Network Services Corp. (a)(c)	31,452	158,204
Internet America, Inc. (a)	4,200	1,596
Internet Capital Group, Inc. (a)	38,165	259,522
iPass, Inc.	26,101	27,928
j2 Global Communications, Inc. (a)(c)	31,250	678,125
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	220,402
Liquidity Services, Inc. (a)	10,000	123,000
LogMeIn, Inc.	14,000	262,640
LoopNet, Inc. (a)	38,132	360,347
Marchex, Inc. Class B	33,368	171,512
ModusLink Global Solutions, Inc. (a)	27,194	269,221
Move, Inc. (a)	91,866	144,230
NIC, Inc. (c)	56,640	423,101
Onstream Media Corp. (a)	206	82
OpenTable, Inc.	11,556	393,828
Openwave Systems, Inc. (a)(c)	28,230	73,116
Perficient, Inc. (a)(c)	16,992	188,611
QuinStreet, Inc.	714	10,424
Rackspace Hosting, Inc. (a)(c)	64,626	1,281,534
RealNetworks, Inc. (a)(c)	104,429	480,373
Saba Software, Inc. (a)	3,088	15,625
SAVVIS, Inc. (c)	49,706	700,358
Selectica, Inc. (a)	643	2,572
Support.com, Inc. (a)	12,011	35,312
Switch & Data Facilities Co., Inc. (a)	18,195	325,509
Terremark Worldwide, Inc. (a)(c)	35,051	252,367
The Knot, Inc. (a)(c)	26,713	204,354
TheStreet.com, Inc.	4,299	15,089
United Online, Inc.	83,735	524,181
ValueClick, Inc. (a)(c)	64,977	616,632
VeriSign, Inc. (a)(c)	138,500	3,451,420
Vocus, Inc. (a)	27,197	387,013
Web.com, Inc. (a)	15,761	75,022
WebMD Health Corp. (a)(c)	40,840	1,759,387
WebMediaBrands, Inc. (a)	1,200	1,104
Yahoo!, Inc. (a)	978,797	14,985,382
Zix Corp. (a)(c)	10,905	21,047
		153,683,304
IT Services - 1.5%
Acxiom Corp. (a)(c)	49,085	827,573
Alliance Data Systems Corp. (a)(c)	44,989	2,494,190
Automatic Data Processing, Inc.	381,470	15,872,967
Broadridge Financial Solutions, Inc.	105,000	2,209,200
CACI International, Inc. Class A (a)(c)	21,000	1,040,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Ciber, Inc. (a)(c)	62,714	$ 233,923
Cognizant Technology Solutions Corp. Class A (a)(c)	220,454	10,610,451
Computer Sciences Corp. (a)	114,000	5,904,060
Convergys Corp. (a)(c)	93,827	1,157,825
CSG Systems International, Inc. (a)	23,020	463,162
CSP, Inc. (a)	4,299	14,789
CyberSource Corp. (a)(c)	60,885	1,042,960
DST Systems, Inc. (a)(c)	27,403	1,053,097
Dynamics Research Corp. (a)	2,841	29,262
Echo Global Logistics, Inc.	4,308	48,723
Edgewater Technology, Inc. (a)	3,344	10,032
eLoyalty Corp. (a)	5,011	24,604
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(c)	42,896	777,276
Fidelity National Information Services, Inc.	243,000	5,477,220
Fiserv, Inc. (a)(c)	117,000	5,642,910
Forrester Research, Inc. (a)	12,145	363,743
Gartner, Inc. Class A (a)(c)	46,439	1,104,784
Genpact Ltd. (a)(c)	45,700	689,613
Global Cash Access Holdings, Inc. (a)	36,284	271,767
Global Payments, Inc.	59,000	2,525,790
Hackett Group, Inc. (a)(c)	2,704	7,436
Heartland Payment Systems, Inc. (c)	35,890	548,758
Hewitt Associates, Inc. Class A (a)	62,000	2,355,380
iGate Corp.	5,233	47,830
infoGROUP, Inc. (a)	18,601	149,366
Integral Systems, Inc. (a)(c)	21,096	180,582
Lender Processing Services, Inc.	73,000	2,787,140
Lionbridge Technologies, Inc. (a)(c)	21,896	70,067
ManTech International Corp. Class A (a)(c)	16,496	814,572
Mastech Holdings, Inc. (a)	348	1,496
MasterCard, Inc. Class A (c)	73,021	16,383,722
Maximus, Inc.	18,351	1,056,651
MoneyGram International, Inc. (a)(c)	39,244	108,706
NCI, Inc. Class A (a)(c)	14,263	401,789
NeuStar, Inc. Class A (a)(c)	56,000	1,298,080
Online Resources Corp. (a)	30,570	112,192
Paychex, Inc. (c)	241,025	7,216,289
PFSweb, Inc. (a)	2,111	5,489
RightNow Technologies, Inc. (a)(c)	24,176	376,179
SAIC, Inc. (a)(c)	135,107	2,661,608
Sapient Corp.	95,545	861,816
SRA International, Inc. Class A (a)	32,151	612,798
StarTek, Inc. (a)	2,269	14,817
Storage Engine, Inc. (a)	434	0
Syntel, Inc.	15,040	509,856
Teletech Holdings, Inc. (a)(c)	22,443	392,528
The Management Network Group, Inc. (a)	240	535

	Shares	Value
The Western Union Co. (c)	506,917	$ 7,999,150
TNS, Inc. (a)	28,980	684,797
Total System Services, Inc. (c)	141,339	2,012,667
TSR, Inc.	100	221
Unisys Corp. (a)	23,868	833,232
VeriFone Holdings, Inc. (a)(c)	60,045	1,158,869
Visa, Inc. Class A (c)	325,101	27,724,613
Wilhelmina International, Inc. (a)	1,200	132
Wright Express Corp. (a)(c)	25,873	732,723
		140,012,767
Office Electronics - 0.1%
Xerox Corp.	947,238	8,875,620
Zebra Technologies Corp. Class A (a)(c)	45,996	1,314,106
		10,189,726
Semiconductors & Semiconductor Equipment - 2.7%
Actel Corp. (a)	29,247	374,654
Advanced Analogic Technologies, Inc. (a)	28,971	95,025
Advanced Energy Industries, Inc. (a)(c)	36,156	524,985
Advanced Micro Devices, Inc. (a)(c)	456,333	3,609,594
AEHR Test Systems (a)	3,637	9,274
Aetrium, Inc. (a)	2,400	7,056
Altera Corp. (c)	200,000	4,886,000
Amkor Technology, Inc. (a)(c)	92,060	554,201
Amtech Systems, Inc. (a)(c)	4,180	36,282
ANADIGICS, Inc. (a)(c)	46,131	189,598
Analog Devices, Inc.	199,979	5,847,386
Applied Materials, Inc.	973,815	11,919,496
Applied Micro Circuits Corp. (a)(c)	44,590	398,635
Atheros Communications, Inc. (a)(c)	44,479	1,596,351
Atmel Corp. (a)(c)	282,925	1,275,992
ATMI, Inc. (a)(c)	27,202	458,082
Axcelis Technologies, Inc. (a)	87,927	145,080
AXT, Inc. (a)	6,090	21,315
Broadcom Corp. Class A	303,576	9,508,000
Brooks Automation, Inc. (a)	54,086	467,303
Cabot Microelectronics Corp. (a)(c)	28,192	997,997
Cavium Networks, Inc. (a)(c)	42,346	1,012,069
Ceva, Inc. (a)	3,705	43,311
Cirrus Logic, Inc. (a)(c)	72,913	520,599
Cohu, Inc.	21,049	282,057
Conexant Systems, Inc. (a)	15,804	75,543
Cree, Inc. (a)(c)	70,855	4,806,095
Cymer, Inc. (a)(c)	29,899	936,437
Cypress Semiconductor Corp. (a)(c)	108,413	1,283,610
Diodes, Inc. (a)(c)	31,285	613,499
DSP Group, Inc. (a)	29,152	213,684
Entegris, Inc. (a)	120,306	538,971
Exar Corp. (a)	31,629	233,738
Fairchild Semiconductor International, Inc. (a)(c)	113,948	1,175,943
FEI Co. (a)	29,919	636,676
FormFactor, Inc. (a)(c)	40,019	658,313
FSI International, Inc. (a)	5,015	14,142
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)(c)	17,471	$ 729,240
Ikanos Communications, Inc. (a)	40,760	103,123
Integrated Device Technology, Inc. (a)	138,543	757,830
Integrated Silicon Solution, Inc. (a)	3,011	24,720
Intel Corp.	4,178,536	85,785,344
International Rectifier Corp. (a)(c)	56,202	1,136,966
Intersil Corp. Class A	90,212	1,338,746
Intest Corp. (a)	2,530	3,922
IXYS Corp. (a)	43,219	367,794
KLA-Tencor Corp. (c)	114,466	3,334,395
Kopin Corp. (a)	11,225	42,655
Kulicke & Soffa Industries, Inc. (a)	45,820	301,496
Lam Research Corp. (a)(c)	89,276	3,027,349
Lattice Semiconductor Corp. (a)	90,325	259,233
Linear Technology Corp. (c)	146,395	3,977,552
LSI Corp. (a)(c)	463,843	2,500,114
LTX-Credence Corp. (a)	102,392	318,439
Marvell Technology Group Ltd. (a)	380,886	7,358,718
Mattson Technology, Inc. (a)	45,794	168,980
Maxim Integrated Products, Inc.	220,000	4,074,400
MEMC Electronic Materials, Inc. (a)(c)	156,460	1,894,731
Micrel, Inc.	38,851	382,682
Microchip Technology, Inc. (c)	128,884	3,487,601
Micron Technology, Inc. (a)(c)	608,179	5,510,102
Microsemi Corp. (a)(c)	61,682	956,688
Microtune, Inc. (a)(c)	70,701	167,561
Mindspeed Technologies, Inc. (a)	6,021	47,144
MIPS Technologies, Inc. (a)	7,762	32,678
MKS Instruments, Inc. (a)(c)	43,222	779,293
Monolithic Power Systems, Inc. (a)(c)	41,045	833,624
MoSys, Inc. (a)	5,107	18,641
Nanometrics, Inc. (a)(c)	33,344	315,768
National Semiconductor Corp. (c)	163,098	2,361,659
Netlogic Microsystems, Inc. (a)(c)	25,704	1,392,900
Novellus Systems, Inc. (a)(c)	77,164	1,706,868
NVE Corp. (a)(c)	5,000	222,300
NVIDIA Corp. (a)(c)	404,336	6,550,243
Omnivision Technologies, Inc. (a)(c)	54,447	791,115
ON Semiconductor Corp. (a)(c)	307,507	2,447,756
PDF Solutions, Inc. (a)	5,015	19,809
Pericom Semiconductor Corp. (a)(c)	20,374	191,312
Photronics, Inc. (a)(c)	52,431	230,696
Pixelworks, Inc. (a)	2,229	8,938
PLX Technology, Inc. (a)	4,640	21,066
PMC-Sierra, Inc. (a)(c)	148,931	1,236,127
Power Integrations, Inc.	34,534	1,241,843
QuickLogic Corp. (a)(c)	5,724	13,852
Rambus, Inc. (a)(c)	79,669	1,748,735
Ramtron International Corp. (a)	5,613	11,001
RF Micro Devices, Inc. (a)(c)	207,898	875,251
Rudolph Technologies, Inc. (a)	4,324	34,419

	Shares	Value
Semtech Corp. (a)(c)	46,483	$ 737,685
Sigma Designs, Inc. (a)(c)	26,543	310,553
Silicon Image, Inc. (a)	98,207	237,661
Silicon Laboratories, Inc. (a)(c)	39,553	1,797,288
Silicon Storage Technology, Inc. (a)(c)	22,297	71,127
Skyworks Solutions, Inc. (a)(c)	117,453	1,793,507
Standard Microsystems Corp. (a)(c)	30,821	601,626
Supertex, Inc. (a)(c)	18,603	444,798
Techwell, Inc. (a)(c)	12,000	150,600
Tegal Corp. (a)	508	630
Teradyne, Inc. (a)(c)	147,810	1,476,622
Tessera Technologies, Inc. (a)(c)	37,851	679,804
Texas Instruments, Inc. (c)	957,940	23,354,577
TranSwitch Corp. (a)	2,419	5,830
Trident Microsystems, Inc. (a)(c)	25,747	38,106
Trio-Tech International (a)	4,299	17,540
TriQuint Semiconductor, Inc. (a)(c)	118,241	850,153
Ultra Clean Holdings, Inc. (a)	15,000	133,050
Ultratech, Inc. (a)(c)	39,291	506,854
Varian Semiconductor Equipment Associates, Inc. (a)(c)	45,773	1,376,852
Veeco Instruments, Inc. (a)(c)	33,948	1,157,627
Virage Logic Corp. (a)	3,759	25,975
Volterra Semiconductor Corp. (a)(c)	32,732	714,540
White Electronic Designs Corp. (a)(c)	3,800	19,874
Xilinx, Inc. (c)	187,762	4,849,892
Zoran Corp. (a)(c)	59,085	670,024
		249,133,207
Software - 4.0%
ACI Worldwide, Inc. (a)(c)	38,108	695,090
Activision Blizzard, Inc.	401,921	4,272,420
Actuate Corp. (a)	49,055	262,935
Adept Technology, Inc. (a)	680	2,040
Adobe Systems, Inc. (a)(c)	393,213	13,624,830
Advent Software, Inc. (a)(c)	15,807	637,338
American Software, Inc. Class A	4,418	25,536
ANSYS, Inc. (a)(c)	59,474	2,608,530
ArcSight, Inc. (a)	23,390	626,852
Ariba, Inc. (a)(c)	83,074	997,719
Aspen Technology, Inc. (a)	50,609	455,481
Authentidate Holding Corp. (a)	1,900	1,938
Autodesk, Inc. (a)(c)	160,163	4,465,344
Bitstream, Inc. Class A (a)	6,051	47,500
Blackbaud, Inc.	31,757	739,303
Blackboard, Inc. (a)(c)	24,407	953,826
BMC Software, Inc. (a)	130,417	4,804,562
Bottomline Technologies, Inc. (a)(c)	26,416	419,750
BSQUARE Corp. (a)	300	720
CA, Inc. (c)	303,580	6,830,550
Cadence Design Systems, Inc. (a)	230,461	1,313,628
Chordiant Software, Inc. (a)	6,787	24,705
Citrix Systems, Inc. (a)(c)	130,000	5,591,300
CommVault Systems, Inc. (a)(c)	53,307	1,167,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)(c)	152,129	$ 1,139,446
Concur Technologies, Inc. (a)(c)	35,353	1,390,787
Datawatch Corp. (a)	2,268	5,194
Double-Take Software, Inc. (a)	15,000	133,050
ebix.com, Inc. (a)(c)	35,957	522,096
Electronic Arts, Inc. (a)(c)	232,488	3,854,651
Epicor Software Corp. (a)(c)	38,816	332,653
EPIQ Systems, Inc. (a)(c)	26,916	312,764
FactSet Research Systems, Inc.	30,000	1,986,000
Fair Isaac Corp. (c)	50,575	1,161,202
FalconStor Software, Inc. (a)	18,520	65,746
Fonix Corp. (a)	1	0
Fortinet, Inc.	20,440	351,159
Geeknet, Inc. (a)	13,735	19,916
GSE Systems, Inc. (a)(c)	452	2,585
Informatica Corp. (a)(c)	70,941	1,810,414
Interactive Intelligence, Inc. (a)(c)	2,508	49,408
Intuit, Inc. (a)(c)	207,714	6,721,625
Jack Henry & Associates, Inc.	61,000	1,377,380
JDA Software Group, Inc. (a)(c)	41,914	1,186,166
Kenexa Corp. (a)(c)	14,889	146,954
Lawson Software, Inc. (a)(c)	80,623	485,350
Magma Design Automation, Inc. (a)(c)	31,318	77,355
Manhattan Associates, Inc. (a)(c)	23,929	604,686
McAfee, Inc. (a)(c)	109,969	4,364,670
Mentor Graphics Corp. (a)(c)	93,643	779,110
MICROS Systems, Inc. (a)(c)	65,052	1,954,162
Microsoft Corp.	5,970,328	171,109,600
MicroStrategy, Inc. Class A (a)(c)	12,488	1,107,561
NetScout Systems, Inc. (a)	23,319	340,224
NetSol Technologies, Inc. (a)	20	19
NetSuite, Inc. (a)(c)	16,207	200,319
Novell, Inc. (a)	266,027	1,247,667
Nuance Communications, Inc. (a)(c)	152,070	2,188,287
Opnet Technologies, Inc.	5,444	80,735
Oracle Corp. (c)	2,882,458	71,052,590
Parametric Technology Corp. (a)(c)	82,569	1,437,526
Peerless Systems Corp. (a)	200	500
Pegasystems, Inc. (c)	4,263	153,468
Pervasive Software, Inc. (a)	4,889	24,885
Phoenix Technologies Ltd. (a)(c)	13,582	37,622
Plato Learning, Inc. (a)	2,149	8,596
Progress Software Corp. (a)(c)	36,598	1,025,476
PROS Holdings, Inc. (a)	15,000	130,650
QAD, Inc.	4,871	26,742
Quest Software, Inc. (a)	35,867	604,359
Radiant Systems, Inc. (a)	15,620	174,475
Red Hat, Inc. (a)(c)	132,948	3,729,191
Renaissance Learning, Inc.	5,254	73,293
Rosetta Stone, Inc. (c)	9,673	212,806
Rovi Corp. (a)	69,403	2,325,001

	Shares	Value
S1 Corp. (a)	50,691	$ 314,791
Salesforce.com, Inc. (a)(c)	74,554	5,065,944
Smith Micro Software, Inc. (a)	24,403	213,770
SolarWinds, Inc.	23,042	433,420
Solera Holdings, Inc. (c)	48,885	1,669,912
Sonic Foundry, Inc. (a)(c)	180	1,186
Sonic Solutions, Inc. (a)(c)	21,391	194,444
SonicWALL, Inc. (a)(c)	60,735	486,487
Sourcefire, Inc. (a)(c)	3,343	78,092
SRS Labs, Inc. (a)	3,224	24,535
StorageNetworks, Inc. (a)	13,600	0
SuccessFactors, Inc. (a)(c)	41,083	744,013
Sybase, Inc. (a)(c)	54,071	2,400,212
Symantec Corp. (a)	605,674	10,023,905
Symyx Technologies, Inc. (a)	19,320	84,235
Synchronoss Technologies, Inc. (a)(c)	24,465	425,936
Synopsys, Inc. (a)	96,141	2,105,488
Take-Two Interactive Software, Inc. (a)(c)	60,048	577,662
Taleo Corp. Class A (a)(c)	24,886	585,816
TeleCommunication Systems, Inc. Class A (a)(c)	57,438	437,678
THQ, Inc. (a)(c)	117,258	710,583
TIBCO Software, Inc. (a)	119,267	1,093,678
TiVo, Inc. (a)(c)	73,373	695,576
Tyler Technologies, Inc. (a)(c)	34,991	635,437
Ultimate Software Group, Inc. (a)(c)	18,927	585,223
Vasco Data Security International, Inc. (a)(c)	35,184	278,657
Veramark Technologies, Inc. (a)	2,300	920
Versant Corp. (a)	320	4,736
VMware, Inc. Class A (a)(c)	24,435	1,209,777
Wayside Technology Group, Inc.	1,433	11,493
Websense, Inc. (a)(c)	36,344	779,942
		370,568,989
TOTAL INFORMATION TECHNOLOGY		1,656,088,672
MATERIALS - 3.8%
Chemicals - 2.1%
A. Schulman, Inc. (c)	27,813	655,274
Air Products & Chemicals, Inc. (c)	150,201	10,300,785
Airgas, Inc.	49,122	3,150,685
Albemarle Corp.	62,886	2,357,596
American Pacific Corp. (a)	800	5,176
American Vanguard Corp. (c)	27,915	180,052
Arch Chemicals, Inc. (c)	25,671	792,464
Ashland, Inc.	47,187	2,221,564
Balchem Corp. (c)	32,979	722,570
Cabot Corp.	31,185	906,236
Calgon Carbon Corp. (a)(c)	41,502	643,696
Celanese Corp. Class A (c)	110,825	3,456,632
CF Industries Holdings, Inc.	41,258	4,383,250
Cytec Industries, Inc.	40,411	1,724,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	852,383	$ 24,130,963
E.I. du Pont de Nemours & Co. (c)	644,215	21,722,930
Eastman Chemical Co.	47,427	2,824,278
Ecolab, Inc. (c)	177,320	7,472,265
Ferro Corp.	60,371	494,438
Flotek Industries, Inc. (a)(c)	12,942	17,472
FMC Corp. (c)	50,248	2,872,678
Georgia Gulf Corp. (a)	805	11,487
H.B. Fuller Co. (c)	31,742	666,265
Hawkins, Inc. (c)	6,199	123,670
Huntsman Corp.	111,666	1,533,174
ICO, Inc. (c)	28,426	224,565
Innophos Holdings, Inc.	19,698	457,388
International Flavors & Fragrances, Inc. (c)	54,187	2,281,815
Intrepid Potash, Inc. (a)(c)	31,203	858,707
Koppers Holdings, Inc. (c)	29,186	811,371
Kronos Worldwide, Inc. (a)	87	1,369
Landec Corp. (a)	21,495	130,260
LSB Industries, Inc. (a)(c)	19,648	279,198
Lubrizol Corp. (c)	48,000	3,792,480
Material Sciences Corp. (a)	1,552	2,964
Minerals Technologies, Inc.	16,405	801,056
Monsanto Co.	409,248	28,913,371
Nalco Holding Co.	95,000	2,209,700
Nanophase Technologies Corp. (a)	4,415	3,709
NewMarket Corp.	8,586	764,583
NL Industries, Inc.	6,360	45,919
Olin Corp. (c)	41,139	720,344
OM Group, Inc. (a)(c)	27,564	948,753
OMNOVA Solutions, Inc. (a)(c)	3,702	22,656
Penford Corp.	7,525	83,829
PolyOne Corp. (a)	82,298	654,269
PPG Industries, Inc. (c)	120,741	7,430,401
Praxair, Inc.	236,986	17,807,128
Quaker Chemical Corp.	16,836	333,521
Rockwood Holdings, Inc. (a)(c)	39,589	949,740
RPM International, Inc.	101,064	1,945,482
Senomyx, Inc. (a)(c)	21,458	57,078
Sensient Technologies Corp. (c)	40,668	1,074,449
Sigma Aldrich Corp.	78,776	3,756,827
Solutia, Inc. (a)	86,873	1,222,303
Spartech Corp. (c)	13,865	141,284
Stepan Co.	9,873	469,362
Terra Industries, Inc.	74,782	3,078,775
The Mosaic Co.	112,750	6,583,473
The Scotts Miracle-Gro Co. Class A	26,966	1,053,022
Valspar Corp.	66,080	1,807,949
W.R. Grace & Co. (a)(c)	45,142	1,307,312
Westlake Chemical Corp. (c)	10,398	210,560

	Shares	Value
Zep, Inc.	19,224	$ 424,658
Zoltek Companies, Inc. (a)(c)	46,821	416,239
		187,447,806
Construction Materials - 0.1%
Eagle Materials, Inc. (c)	40,054	944,874
Headwaters, Inc. (a)(c)	58,586	292,344
Martin Marietta Materials, Inc.	30,403	2,408,526
Texas Industries, Inc. (c)	14,848	527,549
U.S. Concrete, Inc. (a)(c)	30,514	17,301
Vulcan Materials Co.	80,680	3,502,319
		7,692,913
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)(c)	4,716	164,588
Aptargroup, Inc.	45,669	1,759,627
Ball Corp.	69,875	3,776,045
Bemis Co., Inc. (c)	72,528	2,122,895
Crown Holdings, Inc. (a)	117,208	3,202,123
Graham Packaging Co., Inc. (c)	13,527	141,492
Graphic Packaging Holding Co. (a)	22,196	77,242
Greif, Inc. Class A	25,003	1,281,154
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,555
Myers Industries, Inc.	14,920	138,308
Owens-Illinois, Inc. (a)(c)	123,578	3,662,852
Packaging Corp. of America (c)	79,314	1,887,673
Pactiv Corp. (a)	87,405	2,164,148
Rock-Tenn Co. Class A	27,000	1,129,680
Sealed Air Corp.	108,108	2,208,646
Silgan Holdings, Inc.	19,066	1,088,859
Sonoco Products Co.	71,000	2,100,180
Temple-Inland, Inc.	68,983	1,284,463
		28,196,530
Metals & Mining - 1.1%
A.M. Castle & Co.	9,744	112,251
AK Steel Holding Corp.	88,152	1,897,913
Alcoa, Inc.	720,647	9,584,605
Allegheny Technologies, Inc. (c)	63,150	2,757,129
Allied Nevada Gold Corp. (a)(c)	35,000	481,600
Amcol International Corp.	19,393	493,358
Brush Engineered Materials, Inc. (a)(c)	25,983	533,691
Capital Gold Corp. (a)	37,252	119,206
Carpenter Technology Corp.	27,979	835,733
Century Aluminum Co. (a)(c)	75,452	919,760
Cliffs Natural Resources, Inc.	92,783	5,232,961
Coeur d'Alene Mines Corp. (a)(c)	32,301	473,210
Commercial Metals Co. (c)	84,856	1,391,638
Compass Minerals International, Inc.	24,217	1,829,110
Freeport-McMoRan Copper & Gold, Inc.	311,379	23,403,246
General Moly, Inc. (a)(c)	29,643	69,661
Haynes International, Inc.	10,049	291,823
Hecla Mining Co. (a)(c)	230,415	1,198,158
Horsehead Holding Corp. (a)	45,973	467,545
Kaiser Aluminum Corp.	10,073	336,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	368,601	$ 18,164,657
Nucor Corp. (c)	210,514	8,715,280
Olympic Steel, Inc.	11,152	308,464
Reliance Steel & Aluminum Co.	47,022	2,084,955
Royal Gold, Inc. (c)	40,202	1,806,678
RTI International Metals, Inc. (a)(c)	29,113	699,585
Schnitzer Steel Industries, Inc. Class A (c)	15,000	684,900
Southern Copper Corp. (c)	165,724	4,865,657
Steel Dynamics, Inc.	152,479	2,489,982
Stillwater Mining Co. (a)(c)	36,480	414,048
Synalloy Corp.	700	5,600
Titanium Metals Corp. (a)(c)	70,000	825,300
United States Steel Corp. (c)	105,357	5,577,600
Universal Stainless & Alloy Products, Inc. (a)(c)	3,224	60,192
US Gold Corp. (a)(c)	30,000	80,700
Walter Energy, Inc. (c)	39,457	3,100,136
Worthington Industries, Inc. (c)	49,734	787,787
		103,100,456
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)(c)	19,818	218,989
Cellu Tissue Holdings, Inc.	6,300	65,205
Clearwater Paper Corp. (a)(c)	8,645	417,208
Deltic Timber Corp.	16,733	768,714
Domtar Corp. (a)	35,379	1,849,260
Glatfelter (c)	43,011	580,649
International Paper Co.	293,172	6,792,795
Louisiana-Pacific Corp. (a)(c)	78,927	600,634
MeadWestvaco Corp. (c)	117,733	2,700,795
Neenah Paper, Inc.	13,013	184,394
Schweitzer-Mauduit International, Inc.	13,459	617,768
Wausau-Mosinee Paper Corp.	43,208	365,540
Weyerhaeuser Co. (c)	158,000	6,383,200
		21,545,151
TOTAL MATERIALS		347,982,856
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)	1,000	1,350
AboveNet, Inc. (a)	17,333	1,059,393
Alaska Communication Systems Group, Inc. (c)	65,347	474,419
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,476,522	111,062,511
Atlantic Tele-Network, Inc. (c)	14,040	616,075
Broadcast International, Inc. (a)	270	302
Cbeyond, Inc. (a)(c)	40,071	496,880
CenturyTel, Inc. (c)	210,698	7,220,620
Cincinnati Bell, Inc. (a)(c)	143,413	424,502

	Shares	Value
Cogent Communications Group, Inc. (a)(c)	37,872	$ 372,660
Consolidated Communications Holdings, Inc.	31,380	528,439
Frontier Communications Corp.	166,603	1,297,837
General Communications, Inc. Class A (a)	32,745	179,770
Global Crossing Ltd. (a)(c)	20,490	291,983
HickoryTech Corp.	540	4,644
IDT Corp. Class B (a)	13,297	63,028
Iowa Telecommunication Services, Inc. (c)	47,554	767,997
Level 3 Communications, Inc. (a)(c)	1,233,430	1,961,154
Neutral Tandem, Inc. (a)(c)	32,771	528,269
PAETEC Holding Corp. (a)(c)	54,655	216,434
Premiere Global Services, Inc. (a)	40,771	306,598
Qwest Communications International, Inc.	918,558	4,188,624
SureWest Communications (a)(c)	9,983	85,854
tw telecom, inc. (a)(c)	130,227	2,069,307
Verizon Communications, Inc. (c)	2,156,871	62,398,278
Vonage Holdings Corp. (a)	126,259	195,701
Windstream Corp. (c)	332,758	3,370,839
XETA Technologies, Inc. (a)	2,000	6,100
		200,189,568
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)(c)	293,843	12,535,342
Clearwire Corp.:
rights 6/21/10 (a)(c)	85,640	24,836
Class A (a)(c)	85,640	544,670
Crown Castle International Corp. (a)(c)	186,030	7,031,934
FiberTower Corp. (a)	2,746	11,314
Leap Wireless International, Inc. (a)(c)	44,273	631,776
MetroPCS Communications, Inc. (a)(c)	172,855	1,066,515
NII Holdings, Inc. (a)	115,192	4,310,485
NTELOS Holdings Corp. (c)	25,472	435,062
SBA Communications Corp. Class A (a)(c)	88,053	3,113,554
Shenandoah Telecommunications Co. (c)	20,147	363,250
Sprint Nextel Corp. (a)(c)	2,175,128	7,243,176
Syniverse Holdings, Inc. (a)(c)	45,577	766,605
Telephone & Data Systems, Inc.	73,482	2,293,373
Terrestar Corp. (a)(c)	26,200	22,655
U.S. Cellular Corp. (a)	6,963	255,055
USA Mobility, Inc. (c)	34,004	382,885
		41,032,487
TOTAL TELECOMMUNICATION SERVICES		241,222,055
UTILITIES - 3.5%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (c)	118,891	2,692,881
Allete, Inc. (c)	38,638	1,215,165
American Electric Power Co., Inc.	354,981	11,934,461
Central Vermont Public Service Corp.	16,999	334,200
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	47,870	$ 1,208,239
DPL, Inc. (c)	84,246	2,235,889
Duke Energy Corp.	975,216	15,944,782
Edison International (c)	211,599	6,904,475
El Paso Electric Co. (a)(c)	53,918	1,084,830
Empire District Electric Co.	46,000	823,860
Entergy Corp.	149,457	11,354,248
Exelon Corp.	506,438	21,928,765
FirstEnergy Corp. (c)	226,951	8,771,656
FPL Group, Inc.	282,396	13,094,703
Great Plains Energy, Inc.	79,381	1,413,776
Hawaiian Electric Industries, Inc.	68,932	1,404,145
IDACORP, Inc. (c)	36,791	1,215,207
ITC Holdings Corp.	40,146	2,142,993
MGE Energy, Inc.	15,941	528,444
Northeast Utilities	123,000	3,148,800
NV Energy, Inc.	164,486	1,827,439
Pepco Holdings, Inc.	144,996	2,438,833
Pinnacle West Capital Corp.	68,015	2,476,426
PNM Resources, Inc. (c)	82,308	1,005,804
Portland General Electric Co. (c)	55,105	991,339
PPL Corp.	278,931	7,943,955
Progress Energy, Inc. (c)	212,372	8,131,724
Southern Co. (c)	603,476	19,172,433
UIL Holdings Corp.	31,926	877,326
Unisource Energy Corp.	32,881	958,152
Unitil Corp.	14,363	312,395
Westar Energy, Inc. (c)	68,366	1,463,032
		156,980,377
Gas Utilities - 0.3%
AGL Resources, Inc.	55,000	1,998,150
Atmos Energy Corp.	68,000	1,867,280
Chesapeake Utilities Corp.	12,055	361,168
Delta Natural Gas Co., Inc.	1,791	53,067
Energen Corp. (c)	50,336	2,288,275
EQT Corp. (c)	93,000	4,069,680
Laclede Group, Inc.	18,808	616,714
National Fuel Gas Co. New Jersey (c)	52,000	2,586,480
New Jersey Resources Corp.	31,000	1,129,020
Nicor, Inc. (c)	34,000	1,416,100
Northwest Natural Gas Co. (c)	23,927	1,052,549
ONEOK, Inc. (c)	65,000	2,881,450
Piedmont Natural Gas Co., Inc. (c)	51,464	1,329,315
Questar Corp.	122,500	5,143,775
South Jersey Industries, Inc.	29,737	1,185,614
Southwest Gas Corp. (c)	35,257	1,007,645
UGI Corp.	77,269	1,935,588
WGL Holdings, Inc. (c)	38,000	1,248,300
		32,170,170

	Shares	Value
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	511,701	$ 5,981,785
Black Hills Corp.	45,161	1,258,637
Calpine Corp. (a)(c)	279,860	3,061,668
Constellation Energy Group, Inc.	128,764	4,515,753
Dynegy, Inc. Class A (a)	348,704	523,056
Mirant Corp. (a)(c)	115,661	1,455,015
NRG Energy, Inc. (a)	192,725	4,209,114
Ormat Technologies, Inc.	19,662	568,822
RRI Energy, Inc. (a)	268,023	1,139,098
		22,712,948
Multi-Utilities - 1.2%
Alliant Energy Corp. (c)	75,633	2,392,272
Ameren Corp.	134,314	3,318,899
Avista Corp.	53,061	1,080,322
CenterPoint Energy, Inc.	260,000	3,478,800
CH Energy Group, Inc. (c)	20,599	823,754
CMS Energy Corp. (c)	154,517	2,359,475
Consolidated Edison, Inc. (c)	210,794	9,011,444
Dominion Resources, Inc.	458,268	17,409,601
DTE Energy Co. (c)	118,933	5,164,071
Integrys Energy Group, Inc.	52,000	2,292,160
MDU Resources Group, Inc.	118,182	2,415,640
NiSource, Inc.	193,996	2,913,820
NorthWestern Energy Corp.	51,010	1,277,801
NSTAR (c)	71,901	2,431,692
OGE Energy Corp. (c)	63,629	2,326,276
PG&E Corp. (c)	277,866	11,648,143
Public Service Enterprise Group, Inc.	387,954	11,529,993
SCANA Corp.	76,000	2,739,800
Sempra Energy	171,000	8,408,070
TECO Energy, Inc.	142,374	2,182,593
Vectren Corp. (c)	58,914	1,369,751
Wisconsin Energy Corp. (c)	82,000	3,971,260
Xcel Energy, Inc. (c)	320,629	6,672,289
		107,217,926
Water Utilities - 0.1%
American States Water Co.	28,136	904,854
American Water Works Co., Inc.	69,800	1,553,748
Aqua America, Inc. (c)	78,587	1,345,409
Artesian Resources Corp. Class A	3,752	66,560
California Water Service Group	20,626	740,061
Middlesex Water Co.	3,274	54,185
SJW Corp. (c)	12,703	285,055
Southwest Water Co.	7,527	50,581
		5,000,453
TOTAL UTILITIES		324,081,874
TOTAL COMMON STOCKS (Cost $9,374,658,956)		9,027,349,775
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.34% 6/10/10 to 12/16/10 (d) (Cost $20,452,450)	$ 20,500,000	$ 20,462,798
Money Market Funds - 29.8%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	180,177,273	180,177,273
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	2,550,064,546	2,550,064,546
TOTAL MONEY MARKET FUNDS (Cost $2,730,241,819)		2,730,241,819
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,866,000)	$ 2,866,025	2,866,000
TOTAL INVESTMENT PORTFOLIO - 128.3% (Cost $12,128,219,225)	11,780,920,392
NET OTHER ASSETS - (28.3)%	(2,600,732,195)
NET ASSETS - 100%	$ 9,180,188,197
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P 500 Index Contracts	March 2010	$ 5,958,360	$ 78,614
127 CME E-mini S&P MidCap 400 Index Contracts	March 2010	9,368,790	387,140
443 CME S&P 500 Index Contracts	March 2010	122,201,550	1,713,560
298 NYFE Russell Mini Index Contracts	March 2010	18,711,420	698,867
TOTAL EQUITY INDEX CONTRACTS		$ 156,240,120	$ 2,878,181

The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,864,837.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,866,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,258,531
Banc of America Securities LLC	464,732
Barclays Capital, Inc.	1,142,737
$ 2,866,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 543,900
Fidelity Securities Lending Cash Central Fund	7,057,002
Total	$ 7,600,902
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 968,496,996	$ 968,496,692	$ -	$ 304
Consumer Staples	912,131,557	912,131,557	-	-
Energy	943,029,188	943,029,188	-	-
Financials	1,528,860,972	1,528,859,175	1,797	-
Health Care	1,146,562,806	1,146,562,726	-	80
Industrials	958,892,799	958,892,799	-	-
Information Technology	1,656,088,672	1,656,088,672	-	-
Materials	347,982,856	347,982,856	-	-
Telecommunication Services	241,222,055	241,222,055	-	-
Utilities	324,081,874	324,081,874	-	-
U.S. Government and Government Agency Obligations	20,462,798	-	20,462,798	-
Money Market Funds	2,730,241,819	2,730,241,819	-	-
Cash Equivalents	2,866,000	-	2,866,000	-
Total Investments in Securities:	$ 11,780,920,392	$ 11,757,589,413	$ 23,330,595	$ 384
Derivative Instruments:
Assets
Futures Contracts	$ 2,878,181	$ 2,878,181	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(152)
Cost of Purchases	80
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	456
Ending Balance	$ 384
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (152)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,878,181	$ -
Total Value of Derivatives	$ 2,878,181	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2010, the fund had a capital loss carryforward of approximately $206,882,154 of which $160,154,968 and $46,727,186 will expire on February 28, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $111,231,841 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010
Assets
Investment in securities, at value (including securities loaned of $2,489,343,082 and repurchase agreements of $2,866,000) - See accompanying schedule: Unaffiliated issuers (cost $9,397,977,406)	$ 9,050,678,573
Fidelity Central Funds (cost $2,730,241,819)	2,730,241,819
Total Investments (cost $12,128,219,225)		$ 11,780,920,392
Cash		650
Receivable for investments sold		5,066,157
Receivable for fund shares sold		7,575,237
Dividends receivable		18,052,218
Distributions receivable from Fidelity Central Funds		348,842
Receivable for daily variation on futures contracts		79,732
Other affiliated receivables		4
Other receivables		58,945
Total assets		11,812,102,177
Liabilities
Payable for investments purchased	$ 19,083,893
Payable for fund shares redeemed	62,046,095
Accrued management fee	528,178
Other affiliated payables	132,683
Other payables and accrued expenses	58,585
Collateral on securities loaned, at value	2,550,064,546
Total liabilities		2,631,913,980

Net Assets		$ 9,180,188,197
Net Assets consist of:
Paid in capital		$ 9,839,753,012
Undistributed net investment income		28,277,274
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(343,421,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(344,420,607)
Net Assets		$ 9,180,188,197
Investor Class: Net Asset Value, offering price and redemption price per share ($5,357,907,594 ÷ 169,862,284 shares)		$ 31.54

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,752,203,892 ÷ 118,949,642 shares)		$ 31.54

Class F: Net Asset Value, offering price and redemption price per share ($70,076,711 ÷ 2,221,695 shares)		$ 31.54

Statement of Operations

	Year ended February 28, 2010

Investment Income
Dividends		$ 161,414,183
Interest		136,602
Income from Fidelity Central Funds (including $7,057,002 from security lending)		7,600,902
Total income		169,151,687

Expenses
Management fee	$ 5,645,133
Transfer agent fees	1,447,812
Independent trustees' compensation	52,102
Interest	848
Miscellaneous	27,843
Total expenses before reductions	7,173,738
Expense reductions	(1,362)	7,172,376
Net investment income (loss)		161,979,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,921,045)
Foreign currency transactions	(220)
Futures contracts	46,931,556
Swap agreements	1,584,639
Capital gain distributions from Fidelity Central Funds	85,779
Total net realized gain (loss)		(73,319,291)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,128,059,694
Assets and liabilities in foreign currencies	69
Futures contracts	31,144,092
Swap agreements	(132,280)
Total change in net unrealized appreciation (depreciation)		3,159,071,575
Net gain (loss)		3,085,752,284
Net increase (decrease) in net assets resulting from operations		$ 3,247,731,595

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 161,979,311	$ 170,100,398
Net realized gain (loss)	(73,319,291)	(229,606,935)
Change in net unrealized appreciation (depreciation)	3,159,071,575	(3,863,584,035)
Net increase (decrease) in net assets resulting from operations	3,247,731,595	(3,923,090,572)
Distributions to shareholders from net investment income	(160,882,530)	(161,347,007)
Distributions to shareholders from net realized gain	(4,251,093)	(1,116,860)
Total distributions	(165,133,623)	(162,463,867)
Share transactions - net increase (decrease)	472,190,129	1,665,396,658
Redemption fees	317,985	718,259
Total increase (decrease) in net assets	3,555,106,086	(2,419,439,522)

Net Assets
Beginning of period	5,625,082,111	8,044,521,633
End of period (including undistributed net investment income of $28,277,274 and undistributed net investment income of $22,781,198, respectively)	$ 9,180,188,197	$ 5,625,082,111

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Income from Investment Operations
Net investment income (loss) B	.56	.70	.76	.68	.56
Net realized and unrealized gain (loss)	10.96	(16.70)	(2.30)	3.63	2.95
Total from investment operations	11.52	(16.00)	(1.54)	4.31	3.51
Distributions from net investment income	(.57)	(.64)	(.65)	(.52)	(.51)
Distributions from net realized gain	(.02)	(.01)	(.24)	-	-
Total distributions	(.58) I	(.65) H	(.89)	(.52)	(.51)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Total Return A	56.10%	(43.32)%	(4.10)%	12.05%	10.73%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.00%	2.23%	1.84%	1.80%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617
Portfolio turnover rate D	7%	3%	4%	4%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.57	.72	.77	.69	.24
Net realized and unrealized gain (loss)	10.95	(16.71)	(2.30)	3.63	3.02
Total from investment operations	11.52	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.57)	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	(.02)	(.01)	(.24)	-	-
Total distributions	(.59) L	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B, C	56.07%	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07% A
Net investment income (loss)	2.03%	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	7%	3%	4%	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

L Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

Period ended February 28,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	1.67
Total from investment operations	1.93
Distributions from net investment income	(.47)
Distributions from net realized gain	(.02)
Total distributions	(.49) J
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 31.54
Total Return B, C	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,077
Portfolio turnover rate F	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on September 24, 2009. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, swap agreements, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,577,188,748
Gross unrealized depreciation	(1,952,386,005)
Net unrealized appreciation (depreciation)	$ (375,197,257)

Tax Cost	$ 12,156,117,649

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 33,705,507
Capital loss carryforward	$ (206,882,154)
Net unrealized appreciation (depreciation)	$ (375,197,257)

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 165,133,623	$ 162,463,867

Short-Term Trading (Redemption) Fees. Shares in the Fund held less than 90 days are subject to a redemption fee equal to .50% of the amount invested in the Fund. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. Risks of loss may include equity risk. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

At the end of the period, the Fund had no open swap agreements.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 46,931,556	$ 31,144,092
Swap Agreements	1,584,639	(132,280)
Total Equity Risk	48,516,195	31,011,812
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 48,516,195	$ 31,011,812

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $46,931,556 for futures contracts and $1,584,639 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $31,144,092 for futures contracts and $(132,280) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,203,664,366 and $551,994,121, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that total expenses do not exceed certain amounts of each class' average net assets, respectively, with certain exceptions, as noted in the following table:

Investor Class
Investor Class	.10%
Fidelity Advantage Class	.07%
Class F	.07%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,447,812.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,129,600.38%		$ 848

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,843 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $992 and transfer agent expense by $370.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2010 A	2009
From net investment income
Investor Class	$ 95,590,562	$ 95,224,528
Fidelity Advantage Class	65,274,148	66,122,479
Class F	17,820	-
Total	$ 160,882,530	$ 161,347,007
From net realized gain
Investor Class	$ 2,532,505	$ 627,507
Fidelity Advantage Class	1,718,022	489,353
Class F	566	-
Total	$ 4,251,093	$ 1,116,860

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2010 A	2009	2010 A	2009
Investor Class
Shares sold	58,631,729	77,246,900	$ 1,595,485,040	$ 2,330,400,467
Reinvestment of distributions	3,222,933	3,621,080	95,874,263	93,361,117
Shares redeemed	(54,964,099)	(38,147,524)	(1,544,649,200)	(1,146,953,116)
Net increase (decrease)	6,890,563	42,720,456	$ 146,710,103	$ 1,276,808,468
Fidelity Advantage Class
Shares sold	31,438,080	46,654,210	$ 867,809,887	$ 1,371,692,469
Reinvestment of distributions	1,945,746	2,216,144	57,952,352	57,618,720
Shares redeemed	(24,452,925)	(34,557,054)	(671,959,716)	(1,040,722,999)
Net increase (decrease)	8,930,901	14,313,300	$ 253,802,523	$ 388,588,190
Class F
Shares sold	2,344,595	-	$ 75,535,202	$ -
Reinvestment of distributions	590	-	18,386	-
Shares redeemed	(123,490)	-	(3,876,085)	-
Net increase (decrease)	2,221,695	-	$ 71,677,503	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1987

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity Funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan Total Market Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class F	04/19/10	04/16/10	$0.10332	$0.02

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class F designates 88% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 89% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

STI-F-ANN-0410
1.899048.100

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage Class
(formerly Spartan U.S.
Equity Index Fund)

Annual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	The Chairman's message to shareholders.
Performance	5	How the fund has done over time.
Management's Discussion	6	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	7	An example of shareholder expenses.
Investment Changes	9	A summary of major shifts in the fund's investments over the past six months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	31	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	37	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	47
Trustees and Officers	48
Distributions	58

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2010	Past 1 year	Past 5 years	Past 10 years
Investor Class	53.68%	0.34%	-0.39%
Fidelity Advantage Class A	53.67%	0.36%	-0.38%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 29, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market began one of its most dramatic turnarounds ever in March 2009, finishing the 12-month period ending February 28, 2010, with impressive gains as the economy inched its way toward recovery and the credit crisis eased. By the close of the period, the Great Recession that began in 2007 appeared nearer to an end, as many companies posted positive earnings in the wake of cost-cutting measures and unprecedented government intervention. Most major indexes declined in only two months - October, when unemployment hit 10.1%, and January, when European debt worries crimped returns. For the full year, the S&P 500® Index rose 53.62%, its largest 12-month gain in 27 years. The technology-laden Nasdaq Composite® Index rose 63.98% and the Dow Jones U.S. Total Stock Market IndexSM, which is the broadest gauge of U.S. stocks, climbed 56.16%. All 10 sectors of the market - as represented by the S&P 500® - reported double-digit gains in the period, led by financials, which rose 98%. The consumer discretionary and industrials sectors also finished strong, followed by materials and information technology. Groups that posted weaker results still gained, with the worst performer - telecommunication services - returning almost 13%.

Comments from Jeffrey Adams, who oversees the Spartan® 500 Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund's Investor Class and Fidelity Advantage Class shares returned 53.68% and 53.67%, respectively, in line with the S&P 500. Every sector turned in double-digit gains in a very favorable investment environment. Financials bounced back impressively as concerns eased about the markets. Consumer discretionary, industrials, materials and information technology also turned in exceptionally strong performance. The fund's top individual performers were Apple, a manufacturer of personal computers and other consumer electronics devices, and software maker Microsoft, both of which rose on stronger-than-expected earnings. Elsewhere, diversified financials stocks Bank of America and JPMorgan Chase, as well as bank Wells Fargo, outperformed, as did industrial conglomerate General Electric. On the negative side, the biggest detractor was energy producer Exxon Mobil. Its shares didn't decline dramatically, but as the largest position in the index by a wide margin, its impact on overall performance was magnified. Agricultural products company Monsanto underperformed, as did First Solar, a maker of solar energy panels.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Investor Class	.10%
Actual		$ 1,000.00	$ 1,093.00	$ .52
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,093.10	$ .36
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.7
Microsoft Corp.	2.2	2.1
Procter & Gamble Co.	1.8	1.7
Apple, Inc.	1.8	1.6
Johnson & Johnson	1.7	1.8
General Electric Co.	1.7	1.6
International Business Machines Corp.	1.7	1.7
Bank of America Corp.	1.6	1.7
JPMorgan Chase & Co.	1.6	1.9
AT&T, Inc.	1.5	1.7
	18.7
Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	18.2
Financials	15.8	15.2
Health Care	12.4	13.3
Consumer Staples	11.4	11.3
Energy	11.0	11.5
Industrials	10.1	9.9
Consumer Discretionary	9.8	9.0
Utilities	3.4	3.8
Materials	3.4	3.4
Telecommunication Services	2.8	3.2

Annual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Johnson Controls, Inc.	2,399,690	$ 74,630
The Goodyear Tire & Rubber Co. (a)	865,909	11,248
		85,878
Automobiles - 0.4%
Ford Motor Co. (a)(c)	11,825,740	138,834
Harley-Davidson, Inc. (c)	838,336	20,631
		159,465
Distributors - 0.1%
Genuine Parts Co.	570,536	23,027
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	459,542	27,517
DeVry, Inc. (c)	220,974	13,955
H&R Block, Inc.	1,199,008	20,719
		62,191
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,562,610	56,191
Darden Restaurants, Inc. (c)	499,251	20,245
International Game Technology	1,062,031	18,639
Marriott International, Inc. Class A (c)	906,978	24,588
McDonald's Corp.	3,859,025	246,399
Starbucks Corp. (a)(c)	2,656,508	60,861
Starwood Hotels & Resorts Worldwide, Inc. (c)	668,722	25,880
Wyndham Worldwide Corp.	638,706	14,684
Wynn Resorts Ltd. (c)	246,556	15,674
Yum! Brands, Inc.	1,672,438	56,395
		539,556
Household Durables - 0.4%
Black & Decker Corp.	215,378	15,608
D.R. Horton, Inc. (c)	988,272	12,215
Fortune Brands, Inc. (c)	537,602	23,563
Harman International Industries, Inc. (c)	248,025	10,700
Leggett & Platt, Inc. (c)	543,917	10,307
Lennar Corp. Class A (c)	576,880	9,467
Newell Rubbermaid, Inc.	993,017	13,654
Pulte Homes, Inc. (a)(c)	1,128,916	12,226
Whirlpool Corp.	265,608	22,354
		130,094
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	1,192,182	141,154
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	753,755	$ 16,764
Priceline.com, Inc. (a)(c)	157,163	35,638
		193,556
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (a)(c)	959,007	5,697
Hasbro, Inc. (c)	445,448	15,938
Mattel, Inc. (c)	1,292,603	28,424
		50,059
Media - 2.9%
CBS Corp. Class B	2,421,467	31,455
Comcast Corp. Class A	10,207,955	167,819
DIRECTV (a)	3,421,589	115,821
Discovery Communications, Inc. (a)	1,013,596	31,574
Gannett Co., Inc. (c)	844,751	12,798
Interpublic Group of Companies, Inc. (a)(c)	1,738,291	13,037
McGraw-Hill Companies, Inc.	1,126,039	38,511
Meredith Corp.	131,189	4,030
News Corp. Class A	8,057,183	107,725
Omnicom Group, Inc.	1,112,959	40,757
Scripps Networks Interactive, Inc. Class A	319,822	12,659
The New York Times Co. Class A (a)(c)	413,484	4,524
The Walt Disney Co.	6,878,190	214,875
Time Warner Cable, Inc.	1,260,256	58,841
Time Warner, Inc.	4,175,099	121,245
Viacom, Inc. Class B (non-vtg.) (a)	2,170,559	64,357
Washington Post Co. Class B	22,185	9,325
		1,049,353
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	295,456	9,898
Family Dollar Stores, Inc.	496,323	16,374
JCPenney Co., Inc. (c)	843,432	23,262
Kohl's Corp. (a)	1,096,367	59,006
Macy's, Inc.	1,505,481	28,830
Nordstrom, Inc.	591,071	21,834
Sears Holdings Corp. (a)(c)	173,570	16,605
Target Corp.	2,690,168	138,597
		314,406
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	314,615	11,458
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(c)	330,666	$ 5,869
AutoZone, Inc. (a)(c)	106,995	17,754
Bed Bath & Beyond, Inc. (a)(c)	939,329	39,085
Best Buy Co., Inc. (c)	1,221,379	44,580
GameStop Corp. Class A (a)(c)	588,859	10,128
Gap, Inc.	1,702,451	36,603
Home Depot, Inc.	6,080,440	189,710
Limited Brands, Inc.	956,549	21,149
Lowe's Companies, Inc.	5,263,784	124,804
O'Reilly Automotive, Inc. (a)(c)	490,576	19,280
Office Depot, Inc. (a)(c)	982,357	7,093
RadioShack Corp. (c)	447,677	8,757
Ross Stores, Inc.	447,326	21,879
Sherwin-Williams Co.	340,445	21,577
Staples, Inc. (c)	2,588,556	66,681
Tiffany & Co., Inc. (c)	445,020	19,754
TJX Companies, Inc.	1,500,822	62,479
Urban Outfitters, Inc. (a)(c)	463,424	14,927
		743,567
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,140,443	41,558
NIKE, Inc. Class B	1,393,182	94,179
Polo Ralph Lauren Corp. Class A (c)	205,434	16,420
VF Corp.	317,508	24,569
		176,726
TOTAL CONSUMER DISCRETIONARY		3,527,878
CONSUMER STAPLES - 11.4%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	392,880	20,571
Coca-Cola Enterprises, Inc.	1,136,425	29,036
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	713,106	10,725
Dr Pepper Snapple Group, Inc.	908,505	28,845
Molson Coors Brewing Co. Class B	562,393	22,709
PepsiCo, Inc.	5,809,919	362,946
The Coca-Cola Co.	8,285,921	436,834
		911,666
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	1,559,037	95,054
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	5,043,908	$ 170,232
Kroger Co.	2,327,243	51,432
Safeway, Inc. (c)	1,453,231	36,215
SUPERVALU, Inc.	758,101	11,576
Sysco Corp. (c)	2,116,335	61,162
Wal-Mart Stores, Inc.	7,629,805	412,544
Walgreen Co.	3,535,906	124,605
Whole Foods Market, Inc. (a)(c)	609,159	21,619
		984,439
Food Products - 1.7%
Archer Daniels Midland Co.	2,296,963	67,439
Campbell Soup Co. (c)	679,128	22,635
ConAgra Foods, Inc. (c)	1,583,853	38,741
Dean Foods Co. (a)(c)	645,422	9,417
General Mills, Inc.	1,167,816	84,094
H.J. Heinz Co. (c)	1,128,700	51,807
Hershey Co.	594,608	23,642
Hormel Foods Corp. (c)	249,560	10,259
Kellogg Co.	909,035	47,406
Kraft Foods, Inc. Class A	6,201,984	176,322
McCormick & Co., Inc. (non-vtg.) (c)	468,181	17,374
Sara Lee Corp.	2,493,471	33,811
The J.M. Smucker Co.	425,624	25,401
Tyson Foods, Inc. Class A	1,091,000	18,591
		626,939
Household Products - 2.6%
Clorox Co. (c)	499,934	30,651
Colgate-Palmolive Co.	1,777,887	147,458
Kimberly-Clark Corp.	1,485,338	90,219
Procter & Gamble Co.	10,447,720	661,132
		929,460
Personal Products - 0.3%
Avon Products, Inc.	1,527,094	46,485
Estee Lauder Companies, Inc. Class A (c)	422,103	25,381
Mead Johnson Nutrition Co. Class A	731,264	34,589
		106,455
Tobacco - 1.6%
Altria Group, Inc.	7,409,942	149,088
Lorillard, Inc.	574,427	41,956
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,810,892	$ 333,597
Reynolds American, Inc.	604,314	31,908
		556,549
TOTAL CONSUMER STAPLES		4,115,508
ENERGY - 11.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	1,108,113	53,101
BJ Services Co.	1,049,487	22,931
Cameron International Corp. (a)	873,991	35,947
Diamond Offshore Drilling, Inc. (c)	248,542	21,703
FMC Technologies, Inc. (a)(c)	436,877	24,539
Halliburton Co.	3,225,171	97,239
Helmerich & Payne, Inc.	377,445	15,294
Nabors Industries Ltd. (a)(c)	1,013,006	22,327
National Oilwell Varco, Inc.	1,495,916	65,027
Rowan Companies, Inc. (a)(c)	406,758	10,584
Schlumberger Ltd. (c)	4,293,767	262,349
Smith International, Inc.	884,708	36,264
		667,305
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	1,757,576	123,259
Apache Corp.	1,202,112	124,587
Cabot Oil & Gas Corp. (c)	370,652	14,878
Chesapeake Energy Corp. (c)	2,316,115	61,539
Chevron Corp.	7,174,139	518,690
ConocoPhillips	5,305,486	254,663
CONSOL Energy, Inc.	646,634	32,564
Denbury Resources, Inc. (a)(c)	893,333	12,578
Devon Energy Corp.	1,588,041	109,353
El Paso Corp.	2,507,649	26,255
EOG Resources, Inc. (c)	902,387	84,869
Exxon Mobil Corp.	16,975,636	1,103,410
Hess Corp.	1,040,909	61,205
Marathon Oil Corp.	2,531,157	73,277
Massey Energy Co.	305,897	13,175
Murphy Oil Corp.	682,750	35,435
Noble Energy, Inc.	620,330	45,061
Occidental Petroleum Corp.	2,902,410	231,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	957,745	$ 44,028
Pioneer Natural Resources Co. (c)	412,372	19,237
Range Resources Corp. (c)	564,035	28,546
Southwestern Energy Co. (a)(c)	1,234,728	52,538
Spectra Energy Corp. (c)	2,312,707	50,417
Sunoco, Inc. (c)	418,051	11,024
Tesoro Corp. (c)	501,354	5,976
Valero Energy Corp.	2,018,038	35,356
Williams Companies, Inc.	2,085,193	44,915
XTO Energy, Inc.	2,075,209	94,837
		3,313,429
TOTAL ENERGY		3,980,734
FINANCIALS - 15.8%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	911,859	36,502
Bank of New York Mellon Corp.	4,306,211	122,813
Charles Schwab Corp.	3,407,609	62,393
E*TRADE Financial Corp. (a)(c)	5,536,738	8,914
Federated Investors, Inc. Class B (non-vtg.) (c)	315,037	7,879
Franklin Resources, Inc.	532,848	54,201
Goldman Sachs Group, Inc.	1,838,287	287,416
Invesco Ltd.	1,533,251	30,052
Janus Capital Group, Inc. (c)	650,879	8,136
Legg Mason, Inc.	580,949	15,018
Morgan Stanley	4,861,146	136,987
Northern Trust Corp.	863,589	46,021
State Street Corp. (c)	1,768,854	79,439
T. Rowe Price Group, Inc.	920,792	46,675
		942,446
Commercial Banks - 2.9%
BB&T Corp. (c)	2,458,824	70,150
Comerica, Inc.	540,402	19,498
Fifth Third Bancorp	2,843,941	34,725
First Horizon National Corp. (c)	793,548	10,157
Huntington Bancshares, Inc.	2,556,921	12,299
KeyCorp	3,141,556	22,462
M&T Bank Corp. (c)	295,594	22,888
Marshall & Ilsley Corp.	1,876,237	13,284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	1,848,732	$ 99,388
Regions Financial Corp.	4,248,239	28,676
SunTrust Banks, Inc.	1,784,896	42,498
U.S. Bancorp, Delaware	6,838,566	168,297
Wells Fargo & Co.	18,276,464	499,679
Zions Bancorp (c)	494,220	9,163
		1,053,164
Consumer Finance - 0.8%
American Express Co.	4,252,305	162,396
Capital One Financial Corp.	1,608,870	60,735
Discover Financial Services	1,941,032	26,495
SLM Corp. (a)(c)	1,697,072	18,973
		268,599
Diversified Financial Services - 4.4%
Bank of America Corp.	35,532,491	591,971
Citigroup, Inc.	69,729,097	237,079
CME Group, Inc.	237,866	71,762
IntercontinentalExchange, Inc. (a)(c)	261,957	28,105
JPMorgan Chase & Co.	14,091,238	591,409
Leucadia National Corp. (a)(c)	678,132	16,099
Moody's Corp. (c)	701,924	18,685
NYSE Euronext	929,724	24,526
The NASDAQ Stock Market, Inc. (a)	528,335	9,843
		1,589,479
Insurance - 3.8%
AFLAC, Inc.	1,673,143	82,737
Allstate Corp.	1,918,375	59,949
American International Group, Inc. (a)(c)	481,336	11,923
Aon Corp.	979,511	40,101
Assurant, Inc.	417,661	12,747
Berkshire Hathaway, Inc. Class B (a)(c)	5,914,701	473,945
Cincinnati Financial Corp. (c)	581,796	15,650
Genworth Financial, Inc. Class A (a)	1,746,999	27,847
Hartford Financial Services Group, Inc.	1,369,584	33,377
Lincoln National Corp. (c)	1,080,197	27,199
Loews Corp.	1,290,496	47,051
Marsh & McLennan Companies, Inc.	1,886,314	43,800
MetLife, Inc.	2,927,884	106,546
Principal Financial Group, Inc. (c)	1,140,500	26,471
Progressive Corp.	2,410,947	41,348
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. (c)	1,659,200	$ 86,959
The Chubb Corp.	1,221,415	61,633
The Travelers Companies, Inc.	1,953,755	102,748
Torchmark Corp. (c)	296,028	13,765
Unum Group (c)	1,186,343	24,688
XL Capital Ltd. Class A (c)	1,223,406	22,352
		1,362,836
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	418,383	6,983
AvalonBay Communities, Inc. (c)	291,193	23,709
Boston Properties, Inc. (c)	496,040	33,696
Equity Residential (SBI) (c)	987,453	35,627
HCP, Inc. (c)	1,048,225	30,168
Health Care REIT, Inc.	439,874	18,633
Host Hotels & Resorts, Inc. (a)(c)	2,256,867	26,428
Kimco Realty Corp. (c)	1,436,513	19,953
Plum Creek Timber Co., Inc. (c)	582,201	20,802
ProLogis Trust (c)	1,692,113	21,811
Public Storage (c)	484,999	39,862
Simon Property Group, Inc. (c)	1,019,543	79,820
Ventas, Inc.	560,002	24,746
Vornado Realty Trust (c)	560,693	36,849
		419,087
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	964,520	12,732
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,690,603	22,857
People's United Financial, Inc. (c)	1,338,736	21,112
		43,969
TOTAL FINANCIALS		5,692,312
HEALTH CARE - 12.4%
Biotechnology - 1.6%
Amgen, Inc. (a)	3,619,267	204,887
Biogen Idec, Inc. (a)(c)	964,056	53,033
Celgene Corp. (a)(c)	1,643,474	97,820
Cephalon, Inc. (a)(c)	266,970	18,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	948,973	$ 54,281
Gilead Sciences, Inc. (a)	3,218,008	153,209
		581,563
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	2,155,752	122,727
Becton, Dickinson & Co.	847,905	66,026
Boston Scientific Corp. (a)	5,401,090	41,804
C. R. Bard, Inc. (c)	345,199	28,921
CareFusion Corp. (a)(c)	633,311	15,985
DENTSPLY International, Inc. (c)	543,660	17,990
Hospira, Inc. (a)(c)	579,862	30,344
Intuitive Surgical, Inc. (a)(c)	136,569	47,409
Medtronic, Inc.	3,957,779	171,768
St. Jude Medical, Inc. (a)(c)	1,195,250	45,682
Stryker Corp. (c)	1,009,805	53,621
Varian Medical Systems, Inc. (a)(c)	445,023	21,793
Zimmer Holdings, Inc. (a)(c)	761,584	43,662
		707,732
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,550,137	46,489
AmerisourceBergen Corp. (c)	1,030,152	28,885
Cardinal Health, Inc.	1,296,955	44,058
CIGNA Corp.	977,773	33,499
Coventry Health Care, Inc. (a)(c)	529,167	12,266
DaVita, Inc. (a)	365,453	22,516
Express Scripts, Inc. (a)	982,361	94,316
Humana, Inc. (a)(c)	607,300	28,744
Laboratory Corp. of America Holdings (a)(c)	379,757	27,840
McKesson Corp.	958,270	56,682
Medco Health Solutions, Inc. (a)(c)	1,704,843	107,814
Patterson Companies, Inc. (a)(c)	332,829	9,878
Quest Diagnostics, Inc.	555,392	31,518
Tenet Healthcare Corp. (a)	1,548,409	8,160
UnitedHealth Group, Inc.	4,155,213	140,696
WellPoint, Inc. (a)	1,638,982	101,404
		794,765
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)(c)	637,712	32,370
Millipore Corp. (a)	198,861	18,774
PerkinElmer, Inc. (c)	417,532	9,273
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	1,460,078	$ 71,208
Waters Corp. (a)(c)	338,613	20,202
		151,827
Pharmaceuticals - 6.2%
Abbott Laboratories	5,530,923	300,219
Allergan, Inc.	1,099,621	64,251
Bristol-Myers Squibb Co.	6,120,783	150,020
Eli Lilly & Co.	3,615,696	124,163
Forest Laboratories, Inc. (a)	1,079,074	32,243
Johnson & Johnson	9,866,163	621,568
King Pharmaceuticals, Inc. (a)	887,679	9,986
Merck & Co., Inc.	10,922,391	402,818
Mylan, Inc. (a)(c)	1,092,726	23,319
Pfizer, Inc.	28,855,554	506,415
Watson Pharmaceuticals, Inc. (a)	379,542	15,102
		2,250,104
TOTAL HEALTH CARE		4,485,991
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	1,379,571	100,088
Goodrich Corp.	444,684	29,185
Honeywell International, Inc.	2,728,541	109,578
ITT Corp.	653,310	33,469
L-3 Communications Holdings, Inc.	415,608	37,995
Lockheed Martin Corp.	1,143,767	88,939
Northrop Grumman Corp.	1,121,934	68,730
Precision Castparts Corp.	503,213	56,737
Raytheon Co.	1,370,331	77,067
Rockwell Collins, Inc.	562,247	31,643
The Boeing Co.	2,598,218	164,103
United Technologies Corp.	3,352,511	230,150
		1,027,684
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	599,819	31,988
Expeditors International of Washington, Inc. (c)	758,262	27,654
FedEx Corp.	1,117,525	94,721
United Parcel Service, Inc. Class B	3,550,131	208,535
		362,898
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Southwest Airlines Co.	2,653,076	$ 33,376
Building Products - 0.1%
Masco Corp. (c)	1,284,092	17,168
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	403,161	12,740
Cintas Corp.	470,100	11,654
Iron Mountain, Inc. (c)	647,181	16,749
Pitney Bowes, Inc.	740,701	16,962
R.R. Donnelley & Sons Co.	734,125	14,602
Republic Services, Inc.	1,155,441	32,514
Stericycle, Inc. (a)(c)	301,181	16,619
Waste Management, Inc. (c)	1,750,928	57,816
		179,656
Construction & Engineering - 0.2%
Fluor Corp.	640,040	27,394
Jacobs Engineering Group, Inc. (a)(c)	444,619	17,251
Quanta Services, Inc. (a)(c)	750,338	14,256
		58,901
Electrical Equipment - 0.5%
Emerson Electric Co.	2,689,578	127,325
First Solar, Inc. (a)(c)	173,471	18,371
Rockwell Automation, Inc. (c)	508,677	27,514
Roper Industries, Inc. (c)	325,600	18,051
		191,261
Industrial Conglomerates - 2.3%
3M Co.	2,531,561	202,905
General Electric Co.	38,073,981	611,468
Textron, Inc. (c)	969,477	19,312
		833,685
Machinery - 1.7%
Caterpillar, Inc. (c)	2,226,790	127,038
Cummins, Inc.	721,584	40,972
Danaher Corp. (c)	930,441	68,825
Deere & Co.	1,512,404	86,661
Dover Corp.	665,743	30,132
Eaton Corp.	592,878	40,387
Flowserve Corp.	199,708	19,989
Illinois Tool Works, Inc.	1,379,213	62,782
PACCAR, Inc.	1,299,858	45,950
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	417,990	$ 16,498
Parker Hannifin Corp.	574,613	34,655
Snap-On, Inc.	206,435	8,716
The Stanley Works (c)	287,574	16,464
		599,069
Professional Services - 0.1%
Dun & Bradstreet Corp.	185,855	13,040
Equifax, Inc.	452,243	14,589
Monster Worldwide, Inc. (a)(c)	449,493	6,270
Robert Half International, Inc.	539,844	15,062
		48,961
Road & Rail - 0.7%
CSX Corp.	1,403,737	66,621
Norfolk Southern Corp.	1,315,538	67,658
Ryder System, Inc. (c)	200,431	7,073
Union Pacific Corp.	1,804,198	121,549
		262,901
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	472,066	20,946
W.W. Grainger, Inc. (c)	225,879	22,961
		43,907
TOTAL INDUSTRIALS		3,659,467
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)(c)	20,570,455	500,479
Harris Corp. (c)	471,002	21,299
JDS Uniphase Corp. (a)	796,034	8,541
Juniper Networks, Inc. (a)(c)	1,878,898	52,572
Motorola, Inc. (a)(c)	8,263,619	55,862
QUALCOMM, Inc.	5,972,810	219,142
Tellabs, Inc.	1,380,937	9,542
		867,437
Computers & Peripherals - 5.6%
Apple, Inc. (a)	3,220,701	659,020
Dell, Inc. (a)	6,157,125	81,459
EMC Corp. (a)(c)	7,294,124	127,574
Hewlett-Packard Co.	8,478,614	430,629
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	4,697,264	$ 597,304
Lexmark International, Inc. Class A (a)(c)	279,282	9,415
NetApp, Inc. (a)(c)	1,211,881	36,369
QLogic Corp. (a)(c)	409,808	7,459
SanDisk Corp. (a)(c)	816,062	23,772
Teradata Corp. (a)	612,188	18,666
Western Digital Corp. (a)(c)	805,942	31,134
		2,022,801
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)(c)	1,234,073	38,824
Amphenol Corp. Class A	613,250	25,542
Corning, Inc.	5,564,379	98,100
FLIR Systems, Inc. (a)(c)	542,752	14,551
Jabil Circuit, Inc.	681,654	10,341
Molex, Inc. (c)	484,583	9,910
		197,268
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(c)	612,470	16,108
eBay, Inc. (a)	4,022,406	92,596
Google, Inc. Class A (a)(c)	862,231	454,223
VeriSign, Inc. (a)(c)	687,799	17,140
Yahoo!, Inc. (a)	4,258,486	65,197
		645,264
IT Services - 1.5%
Automatic Data Processing, Inc.	1,804,491	75,085
Cognizant Technology Solutions Corp. Class A (a)	1,053,853	50,722
Computer Sciences Corp. (a)	545,029	28,227
Fidelity National Information Services, Inc.	1,172,102	26,419
Fiserv, Inc. (a)(c)	550,318	26,542
MasterCard, Inc. Class A (c)	343,344	77,036
Paychex, Inc. (c)	1,150,105	34,434
SAIC, Inc. (a)(c)	1,094,881	21,569
The Western Union Co. (c)	2,474,887	39,054
Total System Services, Inc. (c)	705,107	10,041
Visa, Inc. Class A	1,601,740	136,596
		525,725
Office Electronics - 0.1%
Xerox Corp. (c)	4,831,377	45,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	2,013,397	$ 15,926
Altera Corp. (c)	1,056,210	25,803
Analog Devices, Inc.	1,043,658	30,517
Applied Materials, Inc.	4,769,178	58,375
Broadcom Corp. Class A	1,540,256	48,241
Intel Corp.	19,745,914	405,384
KLA-Tencor Corp.	611,086	17,801
Linear Technology Corp. (c)	797,829	21,677
LSI Corp. (a)(c)	2,335,603	12,589
MEMC Electronic Materials, Inc. (a)(c)	799,427	9,681
Microchip Technology, Inc. (c)	656,500	17,765
Micron Technology, Inc. (a)(c)	3,038,972	27,533
National Semiconductor Corp. (c)	846,092	12,251
Novellus Systems, Inc. (a)(c)	346,859	7,673
NVIDIA Corp. (a)(c)	1,984,246	32,145
Teradyne, Inc. (a)(c)	625,333	6,247
Texas Instruments, Inc.	4,480,102	109,225
Xilinx, Inc. (c)	990,013	25,572
		884,405
Software - 4.1%
Adobe Systems, Inc. (a)	1,872,894	64,896
Autodesk, Inc. (a)(c)	821,447	22,902
BMC Software, Inc. (a)	655,785	24,159
CA, Inc.	1,417,858	31,902
Citrix Systems, Inc. (a)(c)	654,311	28,142
Compuware Corp. (a)(c)	824,136	6,173
Electronic Arts, Inc. (a)(c)	1,163,854	19,297
Intuit, Inc. (a)(c)	1,132,694	36,654
McAfee, Inc. (a)	564,014	22,386
Microsoft Corp.	27,622,951	791,674
Novell, Inc. (a)	1,240,098	5,816
Oracle Corp.	13,982,593	344,671
Red Hat, Inc. (a)(c)	671,461	18,834
Salesforce.com, Inc. (a)(c)	393,030	26,706
Symantec Corp. (a)(c)	2,898,455	47,969
		1,492,181
TOTAL INFORMATION TECHNOLOGY		6,680,351
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	757,032	$ 51,917
Airgas, Inc.	293,603	18,832
CF Industries Holdings, Inc. (c)	173,640	18,448
Dow Chemical Co. (c)	4,089,807	115,782
E.I. du Pont de Nemours & Co.	3,231,615	108,970
Eastman Chemical Co.	259,990	15,482
Ecolab, Inc. (c)	849,464	35,796
FMC Corp. (c)	258,535	14,780
International Flavors & Fragrances, Inc. (c)	282,647	11,902
Monsanto Co.	1,949,042	137,700
PPG Industries, Inc.	597,115	36,746
Praxair, Inc.	1,097,107	82,437
Sigma Aldrich Corp.	435,165	20,753
		669,545
Construction Materials - 0.1%
Vulcan Materials Co.	448,417	19,466
Containers & Packaging - 0.2%
Ball Corp.	336,499	18,184
Bemis Co., Inc.	386,898	11,325
Owens-Illinois, Inc. (a)(c)	602,569	17,860
Pactiv Corp. (a)	473,147	11,715
Sealed Air Corp.	568,419	11,613
		70,697
Metals & Mining - 1.0%
AK Steel Holding Corp. (c)	391,078	8,420
Alcoa, Inc.	3,484,242	46,340
Allegheny Technologies, Inc. (c)	350,706	15,312
Cliffs Natural Resources, Inc.	468,349	26,415
Freeport-McMoRan Copper & Gold, Inc. (c)	1,537,185	115,535
Newmont Mining Corp.	1,752,777	86,377
Nucor Corp. (c)	1,125,728	46,605
Titanium Metals Corp. (a)(c)	302,553	3,567
United States Steel Corp. (c)	512,600	27,137
		375,708
Paper & Forest Products - 0.2%
International Paper Co.	1,548,688	35,883
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	611,970	$ 14,039
Weyerhaeuser Co. (c)	755,787	30,534
		80,456
TOTAL MATERIALS		1,215,872
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	21,101,166	523,520
CenturyTel, Inc. (c)	1,063,909	36,460
Frontier Communications Corp.	1,116,842	8,700
Qwest Communications International, Inc.	5,309,787	24,213
Verizon Communications, Inc.	10,157,768	293,864
Windstream Corp. (c)	1,561,747	15,820
		902,577
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)(c)	1,435,537	61,240
MetroPCS Communications, Inc. (a)(c)	932,502	5,754
Sprint Nextel Corp. (a)(c)	10,616,626	35,353
		102,347
TOTAL TELECOMMUNICATION SERVICES		1,004,924
UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (c)	606,334	13,733
American Electric Power Co., Inc.	1,708,039	57,424
Duke Energy Corp.	4,665,092	76,274
Edison International	1,165,055	38,016
Entergy Corp.	675,595	51,325
Exelon Corp.	2,357,842	102,095
FirstEnergy Corp. (c)	1,090,048	42,130
FPL Group, Inc.	1,478,072	68,538
Northeast Utilities	627,435	16,062
Pepco Holdings, Inc.	792,386	13,328
Pinnacle West Capital Corp.	362,167	13,187
PPL Corp.	1,348,347	38,401
Progress Energy, Inc. (c)	999,904	38,286
Southern Co. (c)	2,861,445	90,908
		659,707
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
EQT Corp. (c)	468,148	$ 20,486
Nicor, Inc. (c)	161,740	6,736
Questar Corp.	623,512	26,181
		53,403
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	2,387,185	27,906
Constellation Energy Group, Inc.	718,387	25,194
NRG Energy, Inc. (a)	916,883	20,025
		73,125
Multi-Utilities - 1.3%
Ameren Corp.	847,197	20,934
CenterPoint Energy, Inc.	1,395,913	18,677
CMS Energy Corp. (c)	821,043	12,537
Consolidated Edison, Inc. (c)	1,003,398	42,895
Dominion Resources, Inc.	2,135,652	81,133
DTE Energy Co.	589,760	25,607
Integrys Energy Group, Inc.	273,267	12,046
NiSource, Inc. (c)	986,062	14,811
PG&E Corp. (c)	1,326,502	55,607
Public Service Enterprise Group, Inc.	1,809,315	53,773
SCANA Corp.	396,276	14,286
Sempra Energy	881,246	43,331
TECO Energy, Inc.	764,401	11,718
Wisconsin Energy Corp.	418,058	20,247
Xcel Energy, Inc. (c)	1,632,903	33,981
		461,583
TOTAL UTILITIES		1,247,818
TOTAL COMMON STOCKS (Cost $30,538,715)		35,610,855
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.59% 5/6/10 to 12/16/10 (d) (Cost $59,891)	$ 60,000	59,945
Money Market Funds - 12.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (e)	403,156,514	$ 403,157
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	4,144,254,585	4,144,255
TOTAL MONEY MARKET FUNDS (Cost $4,547,412)		4,547,412
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $14,352)	$ 14,352	14,352
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $35,160,370)		40,232,564
NET OTHER ASSETS - (11.4)%		(4,110,933)
NET ASSETS - 100%		$ 36,121,631
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
560 CME E-mini S&P 500 Index Contracts	March 2010	$ 30,895	$ 249
1,728 CME S&P 500 Index Contracts	March 2010	476,669	7,374
TOTAL EQUITY INDEX CONTRACTS		$ 507,564	$ 7,623
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $47,947,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$14,352,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 6,303
Banc of America Securities LLC	2,327
Barclays Capital, Inc.	5,722
$ 14,352
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,090
Fidelity Securities Lending Cash Central Fund	12,827
Total	$ 13,917
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,527,878	$ 3,527,878	$ -	$ -
Consumer Staples	4,115,508	4,115,508	-	-
Energy	3,980,734	3,980,734	-	-
Financials	5,692,312	5,692,312	-	-
Health Care	4,485,991	4,485,991	-	-
Industrials	3,659,467	3,659,467	-	-
Information Technology	6,680,351	6,680,351	-	-
Materials	1,215,872	1,215,872	-	-
Telecommunication Services	1,004,924	1,004,924	-	-
Utilities	1,247,818	1,247,818	-	-
U.S. Government and Government Agency Obligations	59,945	-	59,945	-
Money Market Funds	4,547,412	4,547,412	-	-
Cash Equivalents	14,352	-	14,352	-
Total Investments in Securities:	$ 40,232,564	$ 40,158,267	$ 74,297	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 7,623	$ 7,623	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts	$ 7,623	$ -
Total Value of Derivatives (a)	$ 7,623	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2010, the fund had a capital loss carryforward of approximately $1,384,448,000 of which $529,693,000 and $854,755,000 will expire on February 29, 2016 and February 28, 2017. A capital loss carryforward of approximately $738,737,000 was acquired from the Spartan 500 Index Fund, of which $532,411,000 and $206,326,000 will expire on February 29, 2016 and February 28, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending February 28, 2011 approximately $789,993,000 of losses recognized during the period November 1, 2009 to February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $4,055,981 and repurchase agreements of $14,352) - See accompanying schedule: Unaffiliated issuers (cost $30,612,958)	$ 35,685,152
Fidelity Central Funds (cost $4,547,412)	4,547,412
Total Investments (cost $35,160,370)		$ 40,232,564
Receivable for investments sold		23,809
Receivable for fund shares sold		38,032
Dividends receivable		81,904
Distributions receivable from Fidelity Central Funds		388
Receivable for daily variation on futures contracts		537
Other receivables		762
Total assets		40,377,996

Liabilities
Payable to custodian bank	$ 224
Payable for investments purchased	64,894
Payable for fund shares redeemed	43,639
Accrued management fee	2,076
Other affiliated payables	586
Other payables and accrued expenses	691
Collateral on securities loaned, at value	4,144,255
Total liabilities		4,256,365

Net Assets		$ 36,121,631
Net Assets consist of:
Paid in capital		$ 33,273,195
Undistributed net investment income		109,795
Accumulated undistributed net realized gain (loss) on investments		(2,341,176)
Net unrealized appreciation (depreciation) on investments		5,079,817
Net Assets		$ 36,121,631

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010

Investor Class: Net Asset Value, offering price and redemption price per share ($23,666,302 ÷ 603,937 shares)	$ 39.19

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,455,329 ÷ 317,825 shares)	$ 39.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2010

Investment Income
Dividends		$ 472,827
Interest		266
Income from Fidelity Central Funds		13,917
Total income		487,010

Expenses
Management fee	$ 15,321
Transfer agent fees	4,857
Independent trustees' compensation	152
Interest	3
Miscellaneous	68
Total expenses before reductions	20,401
Expense reductions	(7)	20,394
Net investment income (loss)		466,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(443,812)
Futures contracts	97,667
Capital gain distributions from Fidelity Central Funds	84
Total net realized gain (loss)		(346,061)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,094,454
Futures contracts	54,151
Total change in net unrealized appreciation (depreciation)		8,148,605
Net gain (loss)		7,802,544
Net increase (decrease) in net assets resulting from operations		$ 8,269,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2010	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 466,616	$ 541,491
Net realized gain (loss)	(346,061)	(592,403)
Change in net unrealized appreciation (depreciation)	8,148,605	(11,425,710)
Net increase (decrease) in net assets resulting from operations	8,269,160	(11,476,622)
Distributions to shareholders from net investment income	(454,858)	(543,362)
Share transactions - net increase (decrease)	13,277,575	644,162
Total increase (decrease) in net assets	21,091,877	(11,375,822)

Net Assets
Beginning of period	15,029,754	26,405,576
End of period (including undistributed net investment income of $109,795 and undistributed net investment income of $98,061, respectively)	$ 36,121,631	$ 15,029,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2010	2009	2008 G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 47.20	$ 49.94	$ 45.45	$ 42.68
Income from Investment Operations
Net investment income (loss) B	.75	.95	.99	.88	.77
Net realized and unrealized gain (loss)	13.12	(21.09)	(2.71)	4.47	2.75
Total from investment operations	13.87	(20.14)	(1.72)	5.35	3.52
Distributions from net investment income	(.78)	(.96)	(.97)	(.86)	(.75)
Distributions from net realized gain	-	-	(.05)	-	-
Total distributions	(.78)	(.96)	(1.02)	(.86)	(.75)
Net asset value, end of period	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45
Total Return A	53.68%	(43.35)%	(3.66)%	11.90%	8.36%
Ratios to Average Net Assets C,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.09%	.09%	.09%
Net investment income (loss)	2.14%	2.36%	1.90%	1.87%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$ 23,666	$ 11,363	$ 20,102	$ 22,206	$ 20,619
Portfolio turnover rate D	11% F	8%	7%	7%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2010	2009	2008 J	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 47.20	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.77	.96	1.00	.90	.33
Net realized and unrealized gain (loss)	13.10	(21.08)	(2.70)	4.46	3.33
Total from investment operations	13.87	(20.12)	(1.70)	5.36	3.66
Distributions from net investment income	(.79)	(.97)	(.99)	(.87)	(.22)
Distributions from net realized gain	-	-	(.05)	-	-
Total distributions	(.79)	(.97)	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Total Return B,C	53.67%	(43.31)%	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.06%	.06%	.07% A
Net investment income (loss)	2.17%	2.39%	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 12,455	$ 3,667	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	11% I	8%	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2010

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) (formerly Spartan U.S. Equity Index Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,806,193
Gross unrealized depreciation	(5,893,226)
Net unrealized appreciation (depreciation)	$ 4,912,967

Tax Cost	$ 35,319,597

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 110,602
Capital loss carryforward	$ (1,384,448)
Net unrealized appreciation (depreciation)	$ 4,912,967

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2010	February 28, 2009
Ordinary Income	$ 454,858	$ 543,362

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock markets. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 97,667	$ 54,151
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 97,667	$ 54,151

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $97,667 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $54,151 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,353,408 and $2,213,951, respectively.

Securities delivered through in-kind redemptions aggregated $151,016. Realized gain (loss) of $88,143 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 46,231.37%		$ 3

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $12,827.

10. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent fee by $7.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2010	2009
From net investment income
Investor Class	$ 343,305	$ 409,107
Fidelity Advantage Class	111,553	134,255
Total	$ 454,858	$ 543,362

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2010	2009	2010	2009
Investor Class
Shares sold	102,079	115,795	$ 3,520,925	$ 4,429,126
Issued in exchange for shares of Spartan 500 Index - Investor Class	169,226	-	6,538,898	-
Reinvestment of distributions	10,191	10,263	341,131	406,488
Shares redeemed	(112,841)	(116,692)	(3,955,906)	(4,609,235)
Net increase (decrease)	168,655	9,366	$ 6,445,048	$ 226,379
Fidelity Advantage Class
Shares sold	37,900	41,842	$ 1,293,939	$ 1,763,608
Issued in exchange for shares of Spartan 500 Index - Fidelity Advantage Class	176,513	-	6,820,470	-
Reinvestment of distributions	3,236	3,283	108,308	130,209
Shares redeemed	(40,294)	(38,214)	(1,390,190)	(1,476,034)
Net increase (decrease)	177,355	6,911	$ 6,832,527	$ 417,783

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Merger Information.

On January 22, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Spartan 500 Index Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2009. The reorganization is in the best interest of the shareholders based on the compatibility of the Funds' investment objectives and policies. The acquisition was accomplished by an exchange of 169,226 Investor Class shares and 176,513 Fidelity Advantage Class shares of the Fund, respectively, for 86,845 Investor Class shares and 90,584 Fidelity Advantage Class shares then outstanding (valued at $75.29 and $75.29 per share for Investor Class and Fidelity Advantage Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $13,352,076, unrealized appreciation of $1,341,315, and net other assets of $7,292, were combined with the Fund's net assets of $22,435,859 for total net assets after the acquisition of $35,795,227.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 701,290
Total net realized gain (loss)	(664,056)
Total change in net unrealized appreciation (depreciation)	12,996,874
Net increase (decrease) in net assets resulting from operations	$ 13,034,108

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 22, 2010.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund (formerly Spartan U.S. Equity Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (formerly Spartan U.S. Equity Index Fund) (a fund of Fidelity Concord Street Trust) at February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates ("Statement of Policy"). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer ("CCO"), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1987

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-
present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-
present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor class designates 93%, 99%, 99%, and 99%; Advantage class designates 92%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor class designates 96%, 100%, 100%, and 100%; Advantage class designates 95%, 99%, 99%, and 99% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

UEI-UANN-0410
1.790915.106

Item 2. Code of Ethics

As of the end of the period, February 28, 2010, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$79,000	$-	$6,100	$3,600
Spartan International Index Fund	$83,000	$-	$8,100	$5,800
Spartan Total Market Index Fund	$89,000	$-	$6,100	$7,300
Spartan 500 Index Fund	$112,000	$-	$4,100	$16,800

February 28, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$78,000	$-	$6,200	$3,400
Spartan International Index Fund	$86,000	$-	$10,900	$5,600
Spartan Total Market Index Fund	$89,000	$-	$6,200	$6,900
Spartan 500 Index Fund	$121,000	$-	$9,100	$18,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2010A	February 28, 2009A
Audit-Related Fees	$2,250,000	$2,985,000
Tax Fees	$-	$2,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2010 A	February 28, 2009 A,B
PwC	$4,340,000	$3,680,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2010